As filed with the Securities and Exchange Commission on December 5, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick R Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period: April 1, 2014 through September 30, 2014

Item 1. Reports to Stockholders.

GuideMarkSM Funds
GuidePathSM Funds

Investment Advisor
AssetMark, Inc.

Semi-ANNUAL REPORT

September 30, 2014

GUIDEMARKSM LARGE CAP GROWTH FUND

GUIDEMARKSM LARGE CAP VALUE FUND

GUIDEMARKSM SMALL/MID CAP CORE FUND

GUIDEMARKSM WORLD EX-US FUND

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

GUIDEMARKSM GLOBAL REAL RETURN FUND

GUIDEMARKSM CORE FIXED INCOME FUND

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

GUIDEPATHSM FIXED INCOME ALLOCATION FUND

GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

November 26, 2014

Dear Shareholder:

Enclosed is the Semi-Annual Report for the GuideMarkSM and GuidePathSM Funds covering the period from April 1, 2014 through September 30, 2014.

Market Review

The global equity markets, as measured by the MSCI ACWI Index, provided a positive return of 2.9% for the six-month period ended September 30, 2014, but it was not all smooth sailing. Price volatility in global equity markets reached all-time lows at the end of the second calendar quarter, but rose in the third calendar quarter as investors became more anxious.

The US equity market, the leader among global equity markets for U.S. investors, was buoyed by the US dollar’s 8% rally in the third quarter, which represented its longest stretch of consecutive weeks of strength in the past 40 years. The US equity markets, gauged by the Russell 3000 Index, gained 4.9% over the six-month period, compared to -0.2% for the international equity markets, measured by the MSCI ACWI ex-US index. The slightly negative return for the international equity markets was driven by the strength of the US dollar. In local currency terms, the MSCI ACWI ex-US Index’s return of 5.1% was more in-line with the performance of US equity markets.

In the US equity market, large capitalization stocks outperformed small and midcap stocks, with the Russell 1000 and Russell 2500 returning 5.8% and losing 2.0%, respectively, over the period. Weakness in the small and midcap sectors was driven by several factors, including the performance of certain technology companies deemed to be risky by investors, investor uncertainty over particular market valuations, and a presumed Federal Reserve move to raise interest rates in 2015. Technology and healthcare led the sectors with double digit returns for the six-month period, lifting the broader growth indices. The large cap growth sector, measured by the Russell 1000 Growth Index, returned 6.7% for the six-month period, while the large cap value sector, as measured by the Russell 1000 Value Index, returned 4.9%.

Real estate investments kept pace with the broader equity indices, as the FTSE NAREIT All Equity REITS Index returned 4.5% over the six-month period. Despite the strong US dollar, specifically in September, the international real estate investment trust (“REIT”) market fared better, ending the period with a return of 5.0% according to the Dow Jones Global ex US Select REIT Index. While the REIT market was impacted by fears over rising interest rates, investors were drawn to attractive yields and expectations of continued economic progress.

Commodity prices exhibited significant weakness over the six-month period. The Bloomberg Commodity Index lost 11.8%. Energy, most notably oil, which generally declines in price as the US dollar strengthens, was the largest detractor for the commodities sector.

The US fixed income markets, according to the Barclays US Aggregate Bond Index, delivered positive returns of 2.2% over the six-month period, while international fixed income markets fell. Similar to the international equity markets, international fixed income markets lagged, with international currencies showing weakness relative to the US dollar. The Barclays Global Aggregate ex US Index lost 2.8% over the six-month period.

In US fixed income markets, the leading sector was longer-term US Treasury bonds, which, measured by the Barclays US Treasury Long Index, returned 7.5% for the six-month period. Sector performance benefited from increased investor demand, on account of the US dollar’s rally and the higher yields of Treasuries relative to other government bonds. Despite having longer-term maturities, Treasury inflation protected securities (“TIPs”) lagged the broader fixed income markets, as a result of a decline in inflation. The Barclays US Treasury US TIPs Index returned 1.7% for the period.

Over the past six months we’ve seen a reversal in the bond market, with fear creeping back in and causing the prices of lower-credit quality (high yield) bonds to fall relative to the prices of higher-credit quality bonds. The Barclays US Corporate Investment Grade Index returned 2.6% for the six-month period, while the Barclays US Corporate High Yield Index returned 0.5%. High demand and lower levels of supply continued to provide support to the municipal sector, which returned 4.1% for the six-month period, measured by the Barclays Municipal Index.

GuideMark and GuidePath Funds Review

The changing market environment saw market leaders from the second quarter fall to the bottom of the leaderboard during the third quarter. Security selection created pockets of weakness for many of the GuideMark Funds. The GuideMark Large Cap Value Fund favored financial securities with an emphasis on interest rate-sensitive companies, which were negatively affected by the fall in rates. The GuideMark Large Cap Growth Fund favored larger technology companies with strong cash flows. This strategy went unrewarded as the market favored higher growth stocks. The GuideMark World ex US Fund was hindered by its security selection within Europe, which was the weakest regional market over the relevant period. The GuideMark Opportunistic Equity Fund experienced issues as a result of its smaller capitalization exposures. The GuideMark Small-Mid Cap Core Fund was bolstered by its security selection, specifically in the energy sector. Within the GuideMark Global Real Return Fund, tactical positioning that underweighted TIPs and overweighted global natural resources negatively impacted the Fund’s returns. Both the GuideMark Core Fixed Income Fund and the GuideMark Tax Exempt Fund maintained underweight positions in longer-term maturities, which detracted from returns as yields fell during the period. The GuideMark Opportunistic Fixed Income Fund benefited strongly from the relative strength of the US dollar, along with exposure to mortgage-backed securities and credit.

A general underweight to equities held by the GuidePath Strategic, Tactical ConstrainedSM, Tactical UnconstrainedSM and Multi-Asset Income Funds, relative to the strategic benchmarks, dampened returns. In contrast, the bias toward US equities in the Tactical Constrained and Tactical Unconstrained Funds was beneficial to performance over the period. The GuidePath Absolute Return Fund benefited from its emphasis on both US fixed income instruments and US-dollar sensitive investments within underlying absolute return strategies. The GuidePath Fixed Income Fund’s underweight position in longer-term maturities detracted from returns as yields fell during the relevant period. The GuidePath Altegris® Diversified Alternatives Allocation Fund benefited predominantly from its equity and REITs positioning.

Looking Ahead

Looking ahead, we see the potential for continued de-coupling of global markets, given the diverging policies being adopted by global central banks. Economic indicators suggest that the United States is on firmer footing than other developed markets, with the Federal Reserve discussing moves toward a more normalized monetary policy stance over time. This means that the Federal Reserve could take steps to raise short-term interest rates to more normal levels and to reduce the size of its securities holdings and return them mostly to Treasury securities. Conversely, central banks in Europe, Japan and China are implementing more accommodative monetary policy measures, such as maintaining interest rates at low levels, in order to spur growth. While international investments will likely benefit with moderation in US growth and Japanese and European central bank efforts to stimulate their economies, any such benefit may be more than offset if the U.S. dollar continues to strengthen based on the expectation of higher interest rates in the U.S. and the U.K. relative to those in Europe and Japan.

As September closed and investors became more fearful about geopolitical issues, volatility increased in both the equity and fixed income markets. While market fluctuations can create anxiety and panic for investors, they can also lead to expanded investment opportunities for broadly diversified portfolios. Avoiding emotional investment decisions and staying invested through a disciplined process and diversified portfolio can reap rewards over the long term.

Please contact your financial advisor to discuss any questions about your investment strategy or changes in your financial goals. We thank you for including the Funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President of the Funds

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The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission.

Index Definitions

The Barclays US Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Barclays US Aggregate Bond Index have a minimum term to maturity of one year.

The Barclays Global Aggregate ex US Bond Index is a measure of global investment grade debt from twenty-three different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The Index is largely comprised of two major regional aggregate components: the Pan-European Aggregate, and the Asian-Pacific Aggregate Index.

The Barclays US TIPS Index includes all publicly issued, US Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays US Treasury Long index measures the performance of long term government bonds issued by the U.S. Treasury. It includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are non-convertible, are denominated in U.S. dollars, are rated investment grade, are fixed rate, and have $250 million or more of outstanding face value.

The Barclays US Corporate High Yield Debt index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

The Barclays US Corporate Investment Grade index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements.

The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

The Dow Jones Global ex-US Select REITSM Index measures the performance of publicly traded REITs and REIT-like securities globally with the exception of the US. It is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.

The Bloomberg Commodity Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc. Effective July 1, 2014, the Dow Jones-UBS Commodity Index changed its name to the Bloomberg Commodity Index.

The FTSE NAREIT All Equity REITs Index includes US publicly traded REITs. Equity REITs include those firms that own, manage and lease investment-grade commercial real estate. Specifically, a company is classified as an equity REIT if 75% or more of its gross invested book assets are invested in real property.

The MSCI All Country World Index (ACWI) measures the equity market performance of developed and emerging markets.

The MSCI All Country World Index (MSCI ACWI) ex US measures the equity performance of countries considered to represent both developed and emerging markets, excluding the U.S.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

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The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. As of May 31, 2014, the market capitalization of the companies in the Russell 1000® Index ranged from $2.2 billion to $545 billion.

The Russell 2000 Index consists of those companies considered to represent the small-cap segment of the U.S. equity market. It is a subset of the Russell 3000 Index based on market capitalization.

All index returns are sourced from Morningstar.

FX 2014-1110-0825

4

GuideMarkSM Large Cap Growth Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2004. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® GROWTH INDEX – The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Five Year	Ten Year	Since Inception(1)
GuideMarkSM Large Cap Growth Fund
Service Shares	15.76%	13.63%	5.78%	3.28%
Institutional Shares	16.45%	N/A	N/A	10.50%
Russell 1000® Growth Index	19.15%	16.50%	8.94%	5.33	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 1000® Growth Index is from the inception date of the Service Shares. The Russell 1000® Growth Index return from the inception date of the Institutional Shares is 13.77%.
5

GuideMarkSM Large Cap Growth Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 4.57%, underperforming the Russell 1000® Growth Index at 6.69%.

•	Security selection was the main driver of the lagging returns, specifically within the technology, financials and industrial sectors.

•	A bias to larger, traditional technology companies with solid cash flows went unrewarded in the first quarter as the market favored higher growth stocks. However, these higher quality securities mounted a recovery in the latter months of the period as volatility started to increase.

•	Exposure to Waddell & Reed, a mid size asset management firm was a noticeable detractor within the financials sector. The security traded lower in July in connection with the exit of a portfolio manager. The industrials sector experienced significant macroeconomic headwinds leading to fears of a decrease in profit margins going forward.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	6.44
2	Microsoft Corp.	4.99
3	Oracle Corp.	3.28
4	Verizon Communications, Inc.	3.20
5	Google, Inc.	2.82
6	Gilead Sciences, Inc.	2.17
7	QUALCOMM, Inc.	2.09
8	Facebook, Inc.	1.99
9	Cisco Systems, Inc.	1.83
10	Altera Corp.	1.72

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

6

GuideMarkSM Large Cap Value Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2004. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® VALUE INDEX – The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes the Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Five Year	Ten Year	Since Inception(1)
GuideMarkSM Large Cap Value Fund
Service Shares	13.11%	13.75%	4.76%	4.20%
Institutional Shares	13.77%	N/A	N/A	12.35%
Russell 1000® Value Index	18.89%	15.26%	7.84%	6.69	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 1000® Value Index is from the inception date of the Service Shares. The Russell 1000® Value Index return from the inception date of the Institutional Shares is 13.58%.
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GuideMarkSM Large Cap Value Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 1.86%, underperforming the Russell 1000® Value Index at 4.90%.

•	Security selection within the financials and industrials sectors was the main driver of underperformance.

•	Within the financials sector, a bias to lenders sensitive to interest rate changes was a significant detractor from performance. Interest rates unexpectedly fell in 2014, which negatively impacted the lenders that benefit from higher rates.

•	New holding Owens Corning, an industrials company, also contributed to the relative underperformance, as it fell under pressure due to fears of a slowdown in U.S. housing market.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Citigroup, Inc.	2.50
2	Capital One Financial Corp.	2.40
3	Bank of America Corp.	2.18
4	Wells Fargo & Co.	2.15
5	JPMorgan Chase & Co.	2.12
6	Medtronic, Inc.	1.76
7	Microsoft Corp.	1.74
8	Altria Group, Inc.	1.71
9	Hanesbrands, Inc.	1.60
10	State Street Corp.	1.59
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GuideMarkSM Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2004. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – Measures the performance of the small- to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Five Year	Ten Year	Since Inception(1)
GuideMarkSM Small/Mid Cap Core Fund
Service Shares	7.90%	14.85%	6.98%	7.11%
Institutional Shares	8.48%	N/A	N/A	10.29%
Russell 2500TM Index	8.97%	15.99%	9.45%	8.59	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 2500TM Index is from the inception date of the Service Shares. The Russell 2500TM Index return from the inception date of the Institutional Shares is 10.55%.
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GuideMarkSM Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned -1.32%, outperforming the Russell 2500TM Index at -1.97%.

•	Security selection within the energy sector was a significant driver of the outperformance, as was the Fund’s REITs exposure.

•	Liquid natural gas related businesses, including Cheniere, rallied over the period after the U.S. Department of Energy disclosed that it is proposing to review its current liquid natural gas export license review process.

•	Exposure to REITs benefited returns, as the ongoing thirst for yield helped lift the sector higher, although there was some weakness at the latter part of the period with the increase in market volatility.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Russell 2000 Index Fund	2.65
2	Graphic Packaging Holding Co.	1.43
3	WEX, Inc.	1.02
4	Pebblebrook Hotel Trust	0.91
5	Clean Harbors, Inc.	0.89
6	Generac Holdings, Inc.	0.89
7	OGE Energy Corp.	0.87
8	Signet Jewelers Ltd.	0.86
9	Robert Half International, Inc.	0.85
10	Zions Bancorporation	0.84
10

GuideMarkSM World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2004. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI ALL COUNTRY WORLD EX-US INDEX – The MSCI All Country World ex-USA index measures the equity market performance of developed and emerging markets excluding the United States. The MSCI ACWI ex US consists of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Five Year	Ten Year	Since Inception(1)
GuideMarkSM World ex-US Fund
Service Shares	4.01%	2.77%	2.99%	2.71%
Institutional Shares	4.71%	N/A	N/A	1.58%
MSCI All Country World ex-US Index	5.22%	6.50%	7.54%	6.95	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the MSCI All Country World ex-US Index is from the inception date of the Service Shares. The MSCI All Country World ex-US Index return from the inception date of the Institutional Shares is 2.52%.
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GuideMarkSM World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned -1.01%, underperforming the MSCI ACWI ex-US Index at -0.22%.

•	Exposure to developed Europe was a primary cause of the lagging returns. Consumer related securities within developed Europe negatively impacted performance for the period. Volkswagen fell under pressure largely due to a slowdown in demand for luxury cars in China.

•	Although exposure to non-U.S. dollar currency was a detractor, the underweight exposure to the Japanese yen was positive.

•	Security selection within the financials sector across all the major regions, including developed Europe and Asia was a headwind for performance.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Roche Holding AG	1.51
2	Total SA	1.39
3	Royal Dutch Shell Plc, Class A	1.35
4	Nestle SA	1.33
5	Toyota Motor Corp.	1.07
6	Bayer AG	1.04
7	Novartis AG	0.96
8	BG Group Plc	0.91
9	Anheuser-Busch InBev SA	0.87
10	Toronto-Dominion Bank	0.85
12

GuideMarkSM Opportunistic Equity Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 3000® INDEX – The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Since Inception(1)
GuideMarkSM Opportunistic Equity Fund
Service Shares	15.25%	11.27%
Institutional Shares	15.94%	11.49%
Russell 3000® Index	17.76%	13.78	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 3000® Index is from the inception date of the Service Shares. The Russell 3000® Index return from the inception date of the Institutional Shares is 13.31%.
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GuideMarkSM Opportunistic Equity Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 2.76%, underperforming the Russell® 3000 Index at 4.88%.

•	Exposure to smaller capitalization companies was a primary cause of the lagging returns. The significant divergence between small and large caps during the period, as investors looked to reduce risk within their equity allocations, led to weakness in smaller cap stocks.

•	Security selection within the health care sector detracted from returns. Large pharmaceutical stocks fell under pressures due to patent expiration and reduced pricing power, while medical device companies fell due to lower utilization rates.

•	Security selection within the financials sector hurt performance. Exposure to iStar Financials, a mortgage REIT, detracted from performance as investors feared lower interest rates would reduce the company’s profitability.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Microsoft Corp.	3.13
2	Apple, Inc.	2.85
3	International Business Machines Corp.	2.40
4	Willis Group Holdings Plc	2.34
5	Teva Pharmaceutical Industries Ltd. – ADR	2.12
6	Valeant Pharmaceuticals International, Inc.	2.02
7	Cimarex Energy Co.	1.83
8	Boston Scientific Corp.	1.75
9	PepsiCo, Inc.	1.71
10	Whirlpool Corp.	1.62
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GuideMarkSM Global Real Return Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS U.S. TIPS INDEX – The Barclays U.S. TIPS Index includes all publicly-issued, U.S. Treasury inflation protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

GLOBAL REAL RETURN BLENDED INDEX – The Global Real Return Blended Index is a weighted combination of 20% of the total return from the Bloomberg Commodity Index, 35% of the total return from the S&P Global Natural Resources Index, 15% of the total return from the Dow Jones Global Select RESI Index and 30% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/15/30 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Global Real Return Blended Index. Effective July 1, 2014, the Dow Jones-UBS Commodity Index changed its name to the Bloomberg Commodity Index. Prior to July 31, 2014, the Global Real Return Blended Index was comprised of the Bloomberg Commodity Index, the S&P Global Natural Resources Index, the Dow Jones Global Select RESI Index, and the Barclays Global Inflation Linked Bond Index and was weighted 20/35/20/25 basis for each historical month.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Since Inception(1)
GuideMarkSM Global Real Return Fund
Service Shares	0.07%	-2.36%
Institutional Shares	0.73%	-2.70%
Barclays U.S. TIPS Index	1.59%	3.38	%(2)
Global Real Return Blended Index	4.97%	1.34	%(3)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Barclays U.S. TIPS Index is from the inception date of the Service Shares. The Barclays U.S. TIPS Index return from the inception date of the Institutional Shares is 2.82%.

(3)	The return shown for the Global Real Return Blended Index is from the inception date of the Service Shares. The Global Real Return Blended Index return from the inception date of the Institutional Shares is 0.50%.
15

GuideMarkSM Global Real Return Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned -2.92%, underperforming both the Barclays U.S. TIPS Index at 1.69% and the Blended Index at -0.78%, respectively.

•	Underweight allocation to TIPS and overweight allocation to global natural resources investments contributed to the relative underperformance of the Fund. TIPS rallied significantly in the second quarter of 2014, as geopolitical risk and fears of a global slowdown caused a flight to quality.

•	A tactical overweight positioning in natural resources was a large driver of the Fund’s underperformance relative to the Global Real Return Blended Index. The asset class continued to experience significant headwinds due to a slowdown in global growth that could negatively impact prices of natural resources products.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR S&P Global Natural Resources ETF	30.37
2	PowerShares DB Commodity Index Tracking Fund	16.01
3	SPDR Barclays TIPS ETF	15.17
4	SPDR Dow Jones REIT ETF	10.70
5	SPDR Dow Jones International Real Estate ETF	8.92
6	SPDR DB International Government Inflation-Protected Bond ETF	6.20
7	Energy Select Sector SPDR Fund	3.98
8	PowerShares Global Agriculture Portfolio	3.07
9	SPDR S&P Metals and Mining ETF	2.76
10	SPDR S&P International Energy Sector ETF	1.98
16

GuideMarkSM Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2004. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS U.S. AGGREGATE BOND INDEX – The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Five Year	Ten Year	Since Inception(1)
GuideMarkSM Core Fixed Income Fund
Service Shares	2.82%	4.00%	3.81%	4.33%
Institutional Shares	3.53%	N/A	N/A	3.12%
Barclays U.S. Aggregate Bond Index	3.96%	4.12%	4.62%	4.65	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Barclays U.S. Aggregate Bond Index is from the inception date of the Service Shares. The Barclays U.S. Aggregate Bond Index return from the inception date of the Institutional Shares is 3.56%.
17

GuideMarkSM Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 1.53%, underperforming the Barclays U.S. Aggregate Bond Index at 2.21%.

•	An underweight exposure to long Treasury bonds detracted from returns. The unexpected drop in the 10-year Treasury yield favored longer maturity bonds during the period.

•	While security selection within corporate bonds was additive, an overweight allocation to the sector detracted from returns. Credit sold off during the period due to valuation and a robust supply of new issuances with more limited demand.

•	The flight to quality, increasing inflation concerns and longer durations of TIPS benefited returns in the early part of the period. However, with inflation concerns falling in the third quarter, TIPS were among the worst sectors of the index and detracted from the Fund’s returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	U.S. Treasury Note, 2.000%, 02/15/2022	3.14
2	U.S. Treasury Note, 2.000%, 11/15/2021	2.56
3	U.S. Treasury Note, 0.500% 08/31/2016	2.03
4	U.S. Treasury Note, 1.625%, 08/31/2019	1.94
5	U.S. Treasury Bond, 3.125%, 08/15/2044	1.83
6	Federal National Mortgage Association, Pool # TBA, 3.000%, 10/15/2042	1.78
7	U.S. Treasury Bond, 3.125%, 11/15/2041	1.66
8	Government National Mortgage Association, Pool # TBA, 4.000%, 10/15/2041	1.35
9	Federal Home Loan Mortgage Corp., Pool #J2-5769, 3.500%, 09/01/2028	1.27
10	Federal Home Loan Mortgage Corp., Pool # U7-9038, 3.000%, 11/01/2028	1.17
18

GuideMarkSM Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2004. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS MUNICIPAL BOND INDEX – The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Five Year	Ten Year	Since Inception(1)
GuideMarkSM Tax-Exempt Fixed Income Fund	7.49%	3.82%	3.34%	3.73%
Barclays Municipal Bond Index	7.93%	4.67%	4.72%	5.02%

(1)	Inception date is 6/29/01.
19

GuideMarkSM Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 4.08%, underperforming the Barclays Municipal Bond Index at 4.12%.

•	A lower duration resulting from an underweight exposure to the longest end of maturity range detracted from returns. Long bonds rallied over the period as rates unexpectedly fell.

•	Overweight allocation to and security selection within BBB rated bonds was generally additive to performance over the period.

•	Underweight exposure to Puerto Rico bonds led to lagging returns, as Puerto Rico bonds rallied in the first half of the period before being removed from the Index in June.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	California, GO, 6.500%, 04/01/2033	1.75
2	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1.69
3	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1.66
4	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1.61
5	New York City, GO, 5.375%, 04/01/2036	1.47
6	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	1.33
7	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.500%, 11/15/2036	1.31
8	Colorado Regional Transportation District, Series A, Revenue Bond, 5.000%, 11/01/2027	1.25
9	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038	1.16
10	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	1.14
20

GuideMarkSM Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS MULTIVERSE INDEX – The Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Since Inception(1)
GuideMarkSM Opportunistic Fixed Income Fund
Service Shares	3.93%	3.02%
Institutional Shares	4.52%	3.43%
Barclays Multiverse Index	1.40%	0.22	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Barclays Multiverse Index is from the inception date of the Service Shares. The Barclays Multiverse Index return from the inception date of the Institutional Shares is 1.53%.
21

GuideMarkSM Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 1.37%, outperforming the Barclays Multiverse Bond Index at -0.75%.

•	Currency positioning was the largest driver of the outperformance and was complemented by exposure to spread sectors and positive security selection within Mortgage securities.

•	Underweight exposures to the Japanese yen and Euro relative to the U.S. dollar benefited performance. The U.S. dollar continued to gain strength relative to other currencies as U.S. economic data indicated improving conditions.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	Malaysia Government Bond, 4.720%, 09/30/2015	1.87
2	Ireland Government Bond, 5.000%, 10/18/2020	1.75
3	Hungary Government Bond, 6.750%, 02/24/2017	1.63
4	Hungary Government International Bond, 6.375%, 03/29/2021	1.49
5	Republic of Portugal Bond, 5.130%, 10/15/2024	1.36
6	Poland Government Bond, 2.690%, 01/25/2021	1.32
7	Ireland Government Bond, 5.400%, 03/13/2025	1.31
8	Korea Treasury Bond, 2.750%, 12/10/2015	1.28
9	Federal National Mortgage Association, Pool #1200, 3.000%, 10/01/2032	1.27
10	Mexican Bonos, 6.000%, 06/18/2015	1.23
22

GuidePathSM Strategic Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI ALL COUNTRY WORLD INDEX – The MSCI All Country World Index measures the equity market performance of developed and emerging markets. The MSCI consisted of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

S&P 500® INDEX – The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Since Inception(1)
GuidePathSM Strategic Asset Allocation Fund
Service Shares	8.04%	5.60%
Institutional Shares	8.77%	11.62%
MSCI All Country World Index	11.89%	7.60	%(2)(4)
S&P 500® Index	19.73%	13.83	%(3)(4)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown for the MSCI All Country World Index is annualized from the inception date of the Service Shares. The MSCI All Country World Index cumulative return from the inception date of the Institutional Shares is 14.28%.

(3)	The return shown for the S&P 500® Index is annualized from the inception date of the Service Shares. The S&P 500® Index cumulative return from the inception date of the Institutional Shares is 18.32%.

(4)	The Fund has elected to use the MSCI All Country World Index to represent its broad based benchmark rather than the S&P 500® Index because the MSCI All Country World Index more accurately reflects the Fund’s holdings.
23

GuidePathSM Strategic Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 0.87% underperforming the S&P 500® Index at 6.42%. The Fund trailed the MSCI ACWI Index at 2.92%.

•	A general underweight exposure to equities with exposure to alternative investments and global real return strategies detracted from returns over the period, as the equity markets rallied strongly led by the US.

•	Small cap exposure tempered returns as the technology sector struggled early in the period due to valuation concerns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	GuideMarkSM World ex-US Fund – Institutional Shares	18.29
2	Vanguard FTSE All-World ex-US Index Fund	17.98
3	SPDR S&P 500 ETF Trust	14.44
4	GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares	8.46
5	GuideMarkSM Large Cap Value Fund – Institutional Shares	7.24
6	GuideMarkSM Large Cap Growth Fund – Institutional Shares	7.14
7	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	5.13
8	GuideMarkSM Global Real Return Fund – Institutional Shares	4.35
9	iShares Core MSCI Emerging Markets ETF	2.70
10	Altegris® Multi-Strategy Alternatives Fund – Institutional Shares	2.08
24

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI ALL COUNTRY WORLD INDEX – The MSCI All Country World Index measures the equity market performance of developed and emerging markets. The MSCI consisted of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

S&P 500® INDEX – The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

TACTICAL CONSTRAINED BLENDED INDEX – The Tactical Constrained Blended Index is a weighted combination of 75% of the total return of the MSCI All Country World Index with 25% of the total return from the BofA Merrill Lynch Global Broad Market Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Constrained Blended Benchmark Index

25

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Since Inception(1)
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
Service Shares	7.92%	5.36%
Institutional Shares	8.51%	9.36%
MSCI All Country World Index	11.89%	7.60	%(2)(5)
S&P 500® Index	19.73%	13.83	%(3)(5)
Tactical Constrained Blended Index	9.25%	6.63	%(4)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown for the MSCI All Country World Index is annualized from the inception date of the Service Shares. The MSCI All Country World Index cumulative return from the inception date of the Institutional Shares is 14.28%.

(3)	The return shown for the S&P 500® Index is annualized from the inception date of the Service Shares. The S&P 500® Index cumulative return from the inception date of the Institutional Shares is 18.32%.

(4)	The return shown for the Tactical Constrained Blended Index is annualized from the inception date of the Service Shares. The Tactical Constrained Blended Index cumulative return from the inception date of the Institutional Shares is 11.23%.

(5)	The Fund has elected to use the MSCI All Country World Index to represent its broad based benchmark rather than the S&P 500® Index because the MSCI All Country World Index more accurately reflects the Fund’s holdings.
26

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 1.49%, underperforming the S&P 500® Index at 6.42%. The Fund trailed the blended benchmark[1] at 2.11%. The Fund trailed the MSCI ACWI Index at 2.92%.

•	Small cap exposure, while decreasing over the period, tempered returns as the technology sector struggled early in the period due to valuation concerns.

•	While a bias to the US fixed income market proved beneficial, increased exposure to international fixed income harmed returns. The strengthening dollar in the third quarter significantly impacted international bonds.

[1]	Blended benchmark: 75% MSCI All Country World Index, 25% Barclays US Aggregate Bond Index through 7/31/14, 75% MSCI All Country World Index, 25% Bank of America Merrill Lynch Global Broad Market Index starting 8/1/14

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	GuideMarkSM World ex-US Fund – Institutional Shares	19.50
2	SPDR S&P 500 ETF Trust	14.12
3	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	10.96
4	GuideMarkSM Core Fixed Income Fund – Institutional Shares	8.44
5	GuideMarkSM Large Cap Growth Fund – Institutional Shares	7.05
6	GuideMarkSM Large Cap Value Fund – Institutional Shares	7.02
7	GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares	6.31
8	GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares	6.04
9	iShares Core MSCI Emerging Markets ETF	4.99
10	Vanguard REIT ETF	3.05
27

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® INDEX – The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

TACTICAL UNCONSTRAINED BLENDED INDEX – The Tactical Unconstrained Blended Index is a weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Unconstrained Blended Blended Index.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
Service Shares	4.80%	3.64%
Institutional Shares	5.42%	7.82%
S&P 500® Index	19.73%	13.83	%(2)
Tactical Unconstrained Blended Index	10.82%	7.05	%(3)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown for the S&P 500® Index is annualized from the inception date of the Service Shares. The S&P 500® Index cumulative return from the inception date of the Institutional Shares is 18.32%.

(3)	The return shown for the Tactical Unconstrained Blended Index is annualized from the inception date of the Service Shares. The Tactical Unconstrained Blended Index cumulative return from the inception date of the Institutional Shares is 12.77%.
28

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 0.65%, underperforming the S&P 500® Index at 6.42%. The Fund trailed the blended benchmark at 2.55%.

•	Defensive positioning and higher cash allocations within the Fund was the main driver of the lagging returns, especially during the market rallies in mid-May and the beginning of August.

•	Exposure to international developed markets with specific exposure to Europe negatively impacted returns, with weakness experienced in the region.

•	A small exposure to commodities detracted from returns as the asset class fell dramatically during the period, led by oil prices.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	SPDR S&P 500 ETF Trust	7.86
2	Virtus Premium AlphaSector Fund – Institutional Shares	5.60
3	GuideMarkSM World ex-US Fund – Institutional Shares	5.34
4	Vanguard Total Stock Market ETF	4.64
5	iShares Core MSCI Emerging Markets ETF	4.13
6	Vanguard Extended Market Index ETF	4.12
7	iShares MSCI ACWI ex US Fund	3.67
8	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	3.66
9	Vanguard REIT ETF	3.40
10	GuideMarkSM Large Cap Value Fund – Institutional Shares	3.22
29

GuidePathSM Absolute Return Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

CITIGROUP 3-MONTH TREASURY BILL INDEX – The Citigroup 3-month Treasury Bill Index tracks the performance of US Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Since Inception(1)
GuidePathSM Absolute Return Asset Allocation Fund
Service Shares	3.67%	1.56%
Institutional Shares	4.23%	2.01%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown for the Citigroup 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The Citigroup 3-Month Treasury Bill Index cumulative return from the inception date of the Institutional Shares is 0.05%.
30

GuidePathSM Absolute Return Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 1.20%, outperforming the Citi 3-month Treasury Bill Index at 0.02%.

•	Fixed income exposure to mortgages, long-term corporate bonds and emerging market bonds helped drive gains. Declining yields and strength in international currencies lifted the returns of these sectors in the early part of the period.

•	A small but increasing exposure to domestic equities was beneficial as the U.S. market saw solid gains.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	Pioneer Strategic Income Fund – Class Y	17.89
2	iShares JPMorgan USD Emerging Markets Bond ETF	7.09
3	SPDR Barclays High Yield Bond ETF	6.96
4	DoubleLine Total Return Bond Fund – Institutional Shares	6.50
5	Vanguard Mortgage-Backed Securities ETF	6.02
6	T. Rowe Price Institutional Floating Rate Fund	5.61
7	John Hancock Funds II – Alternative Asset Allocation Fund – Institutional Shares	4.09
8	Vanguard Long-Term Corporate Bond Fund	3.63
9	GuideMarkSM Core Fixed Income Fund – Institutional Shares	3.13
10	SPDR Barclays Short Term Corporate Bond ETF	2.93
31

GuidePathSM Multi-Asset Income Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD HIGH DIVIDEND YIELD INDEX – The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 developed market countries. The Index is designed to reflect the performance of equities (excluding REITs) with higher than average dividend yields that are both sustainable and persistent.

MULTI-ASSET INCOME BLENDED INDEX – The Multi-Asset Income Blended Index is a weighted combination of 60% of the total return from the MSCI World High Dividend Yield Index with 40% of the total return from the Barclays US Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePathSM Multi-Asset Income Asset
Allocation Fund	7.05%	6.96%
MSCI World High Dividend Yield Index	11.60%	15.45%
Multi-Asset Income Blended Index	8.59%	9.61%

(1)	Inception date is 8/31/12.
32

GuidePathSM Multi-Asset Income Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 1.27%, underperforming the MSCI World High Dividend Yield Index at 2.06%. The Fund trailed the blended benchmark at 2.14%.

•	Overweight exposure to fixed income, along with a concentration in high yield within fixed income, detracted from returns as high yield bonds were impacted by widening credit spreads.

•	Shifting exposure towards international and emerging markets equity dividends and away from the U.S. harmed returns as the dollar rally significantly impacted international returns. Exposure to small cap equity dividends tempered performance on valuation concerns.

•	Exposure to preferred securities proved beneficial over the period, as the asset class benefited from a benign interest rate environment and outperformed both the equity dividend and global fixed income index.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	BlackRock Multi-Asset Income Fund – Institutional Shares	24.40
2	WisdomTree Equity Income Fund	7.63
3	iShares JPMorgan USD Emerging Markets Bond ETF	5.61
4	JPMorgan Global Equity Income Fund – Select Shares	4.14
5	PowerShares International Dividend Achievers Portfolio	4.14
6	JPMorgan Income Builder Fund – Select Shares	3.73
7	iShares iBoxx $ High Yield Corporate Bond Fund	3.44
8	Forward Select Income Fund – Institutional Shares	3.12
9	Forward EM Corporate Debt Fund – Institutional Shares	3.05
10	Forward International Dividend Fund – Institutional Shares	3.02
33

GuidePathSM Fixed Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS US AGGREGATE BOND INDEX – The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, and mortgage- and asset-backed securities. All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Since Inception(1)
GuidePathSM Fixed Income Allocation Fund
Service Shares	2.85%	0.27%
Institutional Shares	3.39%	0.79%
Barclays US Aggregate Bond Index	3.96%	1.12	%(2)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown for the Barclays US Aggregate Bond Index is from the inception date of the Service Shares. The Barclays US Aggregate Bond Index return from the inception date of the Institutional Shares is 1.33%.
34

GuidePathSM Fixed Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 1.45%, underperforming the Barclays US Aggregate Bond Index at 2.21%.

•	Exposure to high yield bonds detracted from returns on widening credit spreads, and short-term Treasury securities dampened performance on rising yields.

•	Actively managed core fixed income detracted due to a shorter duration position. The unexpected drop in the 10-year Treasury yield favored longer maturity bonds during the period.

•	Dedicated exposure to long-dated Treasuries and corporate bonds benefited returns alongside exposure to mortgage-backed securities.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	Vanguard Total Bond Market Index Fund	22.43
2	GuideMarkSM Core Fixed Income Fund – Institutional Shares	22.40
3	GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares	12.78
4	iShares Barclays 7-10 Year Treasury Bond Fund	6.53
5	Vanguard Mortgage-Backed Securities ETF	5.84
6	iShares Barclays 1-3 Year Treasury Bond Fund	5.06
7	PIMCO Unconstrained Bond Fund – Institutional Shares	2.93
8	SPDR Barclays TIPS ETF	2.92
9	Powershares Senior Loan Portfolio	2.58
10	iShares Core U.S. Credit Bond ETF	2.57
35

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

HFRI FUND OF FUNDS COMPOSITE INDEX – The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

CITIGROUP 3-MONTH TREASURY BILL INDEX – The Citigroup 3-month Treasury Bill Index tracks the performance of US Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)

	One Year	Since Inception(1)
GuidePathSM Altegris® Diversified Alternatives Allocation Fund
Service Shares	4.60%	1.92%
Institutional Shares	4.86%	1.95%
HFRI Fund of Funds Composite Index	6.45%	6.65	%(2)
Citigroup 3-Month Treasury Bill Index	0.04%	0.05	%(3)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)	Reflects index performance since the date closest to the Class’ inception for which data is available. The HFRI Fund of Funds Composite Index is calculated from August 31, 2012, the inception date of the Service Shares.

(3)	The return shown for the Citigroup 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The Citigroup 3-Month Treasury Bill Index cumulative return from the inception date of the Institutional Shares is 0.05%.
36

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2014, the Fund returned 2.22%, outperforming the HFRI Fund of Funds composite at 2.11%.

•	Equity long-short exposure benefited returns with gains from long positions in the consumer, communications and technology sectors and real-estate related securities, as sector and stock dispersion increased during the time period.

•	Fixed income long-short exposure saw gains from mortgage-backed securities that benefited from continued home price appreciation and improved borrower fundamentals.

•	Equity market hedges were the primary detractor as equity markets continued to rally during the six-month period.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets
1	Altegris® Equity Long Short Fund – Institutional Shares	51.41
2	Altegris® Fixed Income Long Short Fund – Institutional Shares	29.11
3	Altegris® Futures Evolution Strategy Fund – Institutional Shares	5.20
4	Altegris® Managed Futures Strategy Fund – Institutional Shares	5.03
5	Altegris® Macro Strategy Fund – Institutional Shares	4.82
6	Altegris® /AACA Real Estate Long Short Fund – Institutional Shares	2.54
37

GuideMarkSM Funds & GuidePathSM Funds

EXPENSE EXAMPLE (Unaudited)

September 30, 2014

As a shareholder of the GuideMarkSM & GuidePathSM Funds (the “Funds”), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from April 1, 2014 to September 30, 2014.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

38

GuideMarkSM & GuidePathSM Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2014

Fund		Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio[1] based on the period April 1, 2014– September 30, 2014	Expenses Paid During Period[2] April 1, 2014– September 30, 2014
INSTITUTIONAL SHARES
GuideMarkSM Large Cap	Actual	$1,000.00	$1,049.00	0.88%	$4.52
Growth Fund	Hypothetical[3]	$1,000.00	$1,020.66	0.88%	$4.46
GuideMarkSM Large Cap	Actual	$1,000.00	$1,020.50	0.86%	$4.36
Value Fund	Hypothetical[3]	$1,000.00	$1,020.76	0.86%	$4.36
GuideMarkSM Small/Mid Cap	Actual	$1,000.00	$989.90	1.03%	$5.14
Core Fund	Hypothetical[3]	$1,000.00	$1,019.90	1.03%	$5.22
GuideMarkSM World	Actual	$1,000.00	$993.30	0.98%	$4.90
ex-US Fund	Hypothetical[3]	$1,000.00	$1,020.16	0.98%	$4.96
GuideMarkSM Opportunistic	Actual	$1,000.00	$1,030.40	1.00%	$5.09
Equity Fund	Hypothetical[3]	$1,000.00	$1,020.05	1.00%	$5.06
GuideMarkSM Global	Actual	$1,000.00	$974.00	0.84%	$4.16
Real Return Fund[4]	Hypothetical[3]	$1,000.00	$1,020.86	0.84%	$4.26
GuideMarkSM Core	Actual	$1,000.00	$1,018.20	0.70%	$3.54
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,021.56	0.70%	$3.55
GuideMarkSM Opportunistic	Actual	$1,000.00	$1,016.30	1.05%	$5.31
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,019.80	1.05%	$5.32
GuidePathSM Strategic	Actual	$1,000.00	$1,011.40	0.40%	$2.02
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,023.06	0.40%	$2.03
GuidePathSM Tactical ConstrainedSM	Actual	$1,000.00	$1,016.70	0.42%	$2.12
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.96	0.42%	$2.13
GuidePathSM Tactical UnconstrainedSM	Actual	$1,000.00	$1,008.30	0.49%	$2.47
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.61	0.49%	$2.48
GuidePathSM Absolute Return	Actual	$1,000.00	$1,015.00	0.52%	$2.63
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.46	0.52%	$2.64
GuidePathSM Fixed Income	Actual	$1,000.00	$1,015.70	0.44%	$2.22
Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.86	0.44%	$2.23
GuidePathSM Altegris® Diversified	Actual	$1,000.00	$1,024.30	0.20%	$1.01
Alternatives Allocation Fund	Hypothetical[3]	$1,000.00	$1,024.07	0.20%	$1.01
[1]	The expense ratio excludes the securities lending credit.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
[3]	5% return before expenses.
[4]	Excluding voluntary waiver.
39

GuideMarkSM & GuidePathSM Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2014

Fund		Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio[1] based on the period April 1, 2014– September 30, 2014	Expenses Paid During Period[2] April 1, 2014– September 30, 2014
SERVICE SHARES
GuideMarkSM Large Cap	Actual	$1,000.00	$1,045.70	1.49%	$7.64
Growth Fund	Hypothetical[3]	$1,000.00	$1,017.60	1.49%	$7.54
GuideMarkSM Large Cap	Actual	$1,000.00	$1,018.60	1.44%	$7.29
Value Fund	Hypothetical[3]	$1,000.00	$1,017.85	1.44%	$7.28
GuideMarkSM Small/Mid Cap	Actual	$1,000.00	$986.80	1.59%	$7.92
Core Fund	Hypothetical[3]	$1,000.00	$1,017.10	1.59%	$8.04
GuideMarkSM World	Actual	$1,000.00	$989.90	1.59%	$7.93
ex-US Fund	Hypothetical[3]	$1,000.00	$1,017.10	1.59%	$8.04
GuideMarkSM Opportunistic	Actual	$1,000.00	$1,027.60	1.57%	$7.98
Equity Fund	Hypothetical[3]	$1,000.00	$1,017.20	1.57%	$7.94
GuideMarkSM Global	Actual	$1,000.00	$970.80	1.42%	$7.02
Real Return Fund[4]	Hypothetical[3]	$1,000.00	$1,017.95	1.42%	$7.18
GuideMarkSM Core	Actual	$1,000.00	$1,015.30	1.29%	$6.52
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.60	1.29%	$6.53
GuideMarkSM Tax-Exempt	Actual	$1,000.00	$1,040.80	1.29%	$6.60
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.60	1.29%	$6.53
GuideMarkSM Opportunistic	Actual	$1,000.00	$1,013.70	1.55%	$7.82
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,017.30	1.55%	$7.84
GuidePathSM Strategic	Actual	$1,000.00	$1,008.70	1.04%	$5.24
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.85	1.04%	$5.27
GuidePathSM Tactical ConstrainedSM	Actual	$1,000.00	$1,014.90	1.00%	$5.05
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,020.05	1.00%	$5.06
GuidePathSM Tactical UnconstrainedSM	Actual	$1,000.00	$1,006.50	1.09%	$5.48
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.60	1.09%	$5.52
GuidePathSM Absolute Return	Actual	$1,000.00	$1,012.00	1.10%	$5.55
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.55	1.10%	$5.57
GuidePathSM Multi-Asset Income	Actual	$1,000.00	$1,012.70	1.10%	$5.55
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.55	1.10%	$5.57
40

GuideMarkSM & GuidePathSM Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2014

Fund		Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio[1] based on the period April 1, 2014– September 30, 2014	Expenses Paid During Period[2] April 1, 2014– September 30, 2014
SERVICE SHARES (Continued)
GuidePathSM Fixed Income	Actual	$1,000.00	$1,014.50	1.04%	$5.25
Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.85	1.04%	$5.27
GuidePathSM Altegris® Diversified	Actual	$1,000.00	$1,022.20	0.55%	$2.79
Alternatives Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.31	0.55%	$2.79
[1]	The expense ratio excludes the securities lending credit.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
[3]	5% return before expenses.
[4]	Excluding voluntary waiver.
41

GuideMarkSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS - 99.04%
	Aerospace & Defense - 2.37%
17,595	Boeing Co.	$2,241,251
26,915	Honeywell International, Inc.	2,506,325
		4,747,576
	Air Freight & Logistics - 1.12%
22,915	United Parcel Service, Inc. -
	Class B	2,252,315
	Banks - 1.32%
109,331	Bank of America Corp.	1,864,094
12,785	JPMorgan Chase & Co.	770,168
		2,634,262
	Beverages - 2.12%
29,883	Anheuser-Busch InBev NV -
	ADR (a)	3,312,530
10,243	Monster Beverage Corp. (b)	938,976
		4,251,506
	Biotechnology - 5.78%
20,254	Amgen, Inc.	2,844,877
21,861	Celgene Corp. (a)(b)	2,071,986
40,805	Gilead Sciences, Inc. (b)	4,343,692
20,690	Vertex Pharmaceuticals, Inc. (b)	2,323,694
		11,584,249
	Capital Markets - 0.48%
18,634	Waddell & Reed Financial, Inc. -
	Class A	963,192
	Communications Equipment - 5.46%
37,092	Brocade Communications
	Systems, Inc.	403,190
145,867	Cisco Systems, Inc.	3,671,472
22,546	F5 Networks, Inc. (b)	2,677,112
55,957	QUALCOMM, Inc.	4,183,905
		10,935,679
	Computers & Peripherals - 9.43%
128,039	Apple, Inc.	12,899,929
48,524	NetApp, Inc.	2,084,591
21,280	SanDisk Corp. (a)	2,084,376
18,656	Western Digital Corp.	1,815,602
		18,884,498
	Consumer Finance - 1.34%
30,536	American Express Co.	2,673,121
Number of Shares		Value
	Diversified Financial Services - 0.50%
5,110	Intercontinental Exchange, Inc.	$996,706
	Diversified Telecommunication Services - 3.20%
128,281	Verizon Communications, Inc.	6,412,767
	Electrical Equipment - 0.46%
8,424	Rockwell Automation, Inc.	925,629
	Energy Equipment & Services - 2.25%
32,112	Baker Hughes, Inc.	2,089,207
31,834	National-Oilwell Varco, Inc. (a)	2,422,567
		4,511,774
	Food & Staples Retailing - 2.42%
14,142	Costco Wholesale Corp.	1,772,275
38,652	CVS Caremark Corp.	3,076,313
		4,848,588
	Food Products - 1.89%
9,364	Keurig Green Mountain, Inc.	1,218,537
75,184	Mondelez International, Inc. - Class A (a)	2,576,180
		3,794,717
	Health Care Equipment & Supplies - 3.59%
14,040	Becton, Dickinson & Co.	1,597,892
14,128	C.R. Bard, Inc.	2,016,207
33,868	Medtronic, Inc. (a)	2,098,123
14,767	Zimmer Holdings, Inc.	1,484,822
		7,197,044
	Health Care Providers & Services - 1.97%
34,542	Aetna, Inc.	2,797,902
16,245	HCA Holdings, Inc. (b)	1,145,597
		3,943,499
	Hotels, Restaurants & Leisure - 2.05%
14,316	Starwood Hotels & Resorts Worldwide, Inc.	1,191,234
23,732	Wyndham Worldwide Corp.	1,928,462
5,305	Wynn Resorts Ltd.	992,460
		4,112,156
	Household Durables - 0.80%
91,044	Pulte Homes, Inc. (a)	1,607,837
	Industrial Conglomerates - 0.81%
7,834	3M Co.	1,109,921
11,417	Tyco International Ltd.	508,856
		1,618,777

See notes to financial statements.

42

GuideMarkSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS (Continued)
	Internet & Catalog Retail - 1.76%
16,948	Expedia, Inc.	$1,484,984
1,767	Priceline.com, Inc. (b)	2,047,211
		3,532,195
	Internet Software & Services - 7.56%
15,200	Alibaba Group Holdings Ltd. - ADR (a)(b)	1,350,520
50,488	Facebook, Inc. - Class A (b)	3,990,572
2,631	Google, Inc. - Class A (b)	1,548,107
9,781	Google, Inc. - Class C (b)	5,647,158
7,528	IAC/InterActiveCorp	496,095
25,981	Twitter, Inc. (b)	1,340,100
19,070	Yahoo, Inc. (b)	777,102
		15,149,654
	IT Services - 2.19%
4,116	Alliance Data Systems Corp. (b)	1,021,879
26,237	Paychex, Inc. (a)	1,159,675
10,331	Visa, Inc. - Class A (a)	2,204,326
		4,385,880
	Machinery - 1.95%
20,728	Danaher Corp.	1,574,913
9,887	Dover Corp.	794,223
18,221	Illinois Tool Works, Inc.	1,538,217
		3,907,353
	Media - 3.67%
60,075	Comcast Corp. - Class A (a)	3,230,834
22,793	DIRECTV (b)	1,972,050
13,389	Discovery Communications, Inc. - Series A (b)	506,104
13,389	Discovery Communications, Inc. - Series C (b)	499,142
14,629	Scripps Networks Interactive, Inc.	1,142,379
		7,350,509
	Oil & Gas - 3.38%
28,011	Apache Corp. (a)	2,629,393
51,232	Cabot Oil & Gas Corp. (a)	1,674,774
36,286	Devon Energy Corp.	2,473,979
		6,778,146
Number of Shares		Value
	Pharmaceuticals - 5.18%
32,410	Bristol-Myers Squibb Co.	$1,658,744
44,253	Eli Lilly & Co.	2,869,807
27,155	Johnson & Johnson	2,894,451
34,826	Merck & Co., Inc.	2,064,485
5,645	Salix Pharmaceuticals Ltd. (b)	881,975
		10,369,462
	Semiconductor & Semiconductor Equipment - 7.68%
96,162	Altera Corp.	3,440,676
41,417	Broadcom Corp. - Class A (a)	1,674,075
38,990	Intel Corp.	1,357,632
15,948	KLA-Tencor Corp.	1,256,384
27,651	Linear Technology Corp.	1,227,428
27,490	Marvell Technology Group Ltd. - ADR	370,565
67,579	Maxim Integrated Products, Inc.	2,043,589
32,928	Microchip Technology, Inc. (a)	1,555,189
20,185	Skyworks Solutions, Inc. (a)	1,171,739
30,436	Xilinx, Inc.	1,288,965
		15,386,242
	Software - 10.80%
54,405	Activision Blizzard, Inc.	1,131,080
27,230	Check Point Software Technologies Ltd. (a)(b)	1,885,405
23,311	Intuit, Inc. (a)	2,043,209
215,755	Microsoft Corp.	10,002,402
171,864	Oracle Corp. (a)	6,578,954
		21,641,050
	Specialty Retail - 4.44%
36,946	Home Depot, Inc.	3,389,426
25,479	Lowe’s Companies, Inc.	1,348,349
10,576	O’Reilly Automotive, Inc. (a)(b)	1,590,207
9,258	Sherwin-Williams Co. (a)	2,027,410
9,107	The TJX Companies, Inc.	538,861
		8,894,253
	Tobacco - 1.07%
25,764	Philip Morris International, Inc.	2,148,718
	Total Common Stocks (Cost $149,734,676)	198,439,354

See notes to financial statements.

43

GuideMarkSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	PREFERRED STOCKS - 0.69%
	Banks - 0.69%
99,085	Itau Unibanco Holding SA - ADR	$1,375,300
	Total Preferred Stocks (Cost $1,480,370)	1,375,300
	SHORT TERM INVESTMENTS - 0.16%
	Money Market Funds - 0.16%
313,049	Federated Prime Obligations Fund Effective Yield, 0.03%	313,049
	Total Short Term Investments (Cost $313,049)	313,049
Number of Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.51%
	Money Market Funds - 12.51%
25,052,409	Mount Vernon Prime Portfolio Effective Yield, 0.18%	$25,052,409
	Total Investments Purchased as Securities Lending Collateral (Cost $25,052,409)	25,052,409
	Total Investments (Cost $176,580,504) - 112.40%	225,180,112
	Liabilities in Excess of Other Assets - (12.40)%	(24,847,554)
	TOTAL NET ASSETS - 100.00%	$200,332,558

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

See notes to financial statements.

44

GuideMarkSM Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS - 94.73%
	Aerospace & Defense - 4.02%
17,100	General Dynamics Corp.	$2,173,239
21,900	Honeywell International, Inc.	2,039,328
19,500	Raytheon Co.	1,981,590
54,700	Spirit AeroSystems Holdings, Inc. - Class A (a)	2,081,882
		8,276,039
	Auto Components - 2.77%
50,300	Delphi Automotive Plc	3,085,402
59,500	Johnson Controls, Inc.	2,618,000
		5,703,402
	Banks - 13.30%
263,200	Bank of America Corp.	4,487,560
56,400	CIT Group, Inc.	2,592,144
99,280	Citigroup, Inc. (b)	5,144,690
136,700	Fifth Third Bancorp	2,736,734
59,800	First Niagara Financial Group, Inc.	498,134
72,300	JPMorgan Chase & Co.	4,355,352
36,700	PNC Financial Services Group, Inc.	3,140,786
85,100	Wells Fargo & Co.	4,414,137
		27,369,537
	Building Products - 1.36%
88,300	Owens Corning, Inc.	2,803,525
	Capital Markets - 3.52%
23,400	Ameriprise Financial, Inc. (b)	2,887,092
47,400	E*TRADE Financial Corp. (a)	1,070,766
44,500	State Street Corp. (b)	3,275,645
		7,233,503
	Chemicals - 1.59%
29,400	E.I. du Pont de Nemours & Co.	2,109,744
15,100	Rockwood Holdings, Inc.	1,154,395
		3,264,139
	Construction & Engineering - 0.96%
105,300	KBR, Inc.	1,982,799
	Construction Materials - 1.41%
127,400	CRH Plc - ADR (b)	2,905,994
	Consumer Finance - 7.39%
27,500	American Express Co.	2,407,350
60,400	Capital One Financial Corp.	4,929,848
44,400	Discover Financial Services (b)	2,858,916
Number of Shares		Value
	Consumer Finance (Continued)
180,600	Navient Corp.	$3,198,426
211,900	SLM Corp.	1,813,864
		15,208,404
	Diversified Telecommunication Services - 1.15%
47,370	Verizon Communications, Inc.	2,368,026
	Electrical Equipment - 2.13%
40,100	Eaton Corp. Plc	2,541,137
29,400	Emerson Electric Co.	1,839,852
		4,380,989
	Energy Equipment & Services - 1.01%
77,400	Seadrill Ltd. (b)	2,071,224
	Food & Staples Retailing - 2.17%
16,800	CVS Caremark Corp.	1,337,112
40,800	Wal-Mart Stores, Inc. (b)	3,119,976
		4,457,088
	Health Care Equipment & Supplies - 1.76%
58,400	Medtronic, Inc. (b)	3,617,880
	Health Care Providers & Services - 5.87%
42,200	Cardinal Health, Inc. (b)	3,161,624
21,800	CIGNA Corp.	1,977,042
48,000	Omnicare, Inc. (b)	2,988,480
25,300	UnitedHealth Group, Inc.	2,182,125
14,700	WellPoint, Inc.	1,758,414
		12,067,685
	Hotels, Restaurants & Leisure - 4.05%
70,900	Carnival Corp. - ADR (b)	2,848,053
38,100	Royal Caribbean Cruises Ltd.	2,563,749
152,000	SeaWorld Entertainment, Inc.	2,922,960
		8,334,762
	Household Durables - 1.50%
2,722	NVR, Inc. (a)(b)	3,075,914
	Insurance - 1.31%
50,000	American International Group, Inc.	2,701,000
	Machinery - 3.88%
49,800	Joy Global, Inc. (b)	2,716,092
22,800	SPX Corp.	2,141,604
35,300	Stanley Black & Decker, Inc.	3,134,287
		7,991,983

See notes to financial statements.

45

GuideMarkSM Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS (Continued)
	Media - 1.32%
31,300	DIRECTV (a)	$2,708,076
	Multiline Retail - 1.30%
42,500	Target Corp. (b)	2,663,900
	Multi-Utilities - 1.04%
57,700	Public Services Enterprise Group, Inc.	2,148,748
	Oil & Gas - 3.93%
57,400	BP Plc - ADR	2,522,730
36,900	ConocoPhillips	2,823,588
28,400	Occidental Petroleum Corp.	2,730,660
		8,076,978
	Pharmaceuticals - 7.01%
29,500	Johnson & Johnson	3,144,405
42,300	Merck & Co., Inc.	2,507,544
86,200	Pfizer, Inc.	2,548,934
56,200	Sanofi Aventis - ADR	3,171,366
56,700	Teva Pharmaceutical Industries, Ltd. - ADR	3,047,625
		14,419,874
	Semiconductor & Semiconductor Equipment - 5.90%
178,500	Fairchild Semiconductor International, Inc. (a)	2,772,105
88,400	Intel Corp.	3,078,088
64,200	Microchip Technology, Inc. (b)	3,032,166
68,400	Texas Instruments, Inc. (b)	3,261,996
		12,144,355
	Software - 4.28%
87,700	CA, Inc.	2,450,338
77,300	Microsoft Corp.	3,583,628
72,300	Oracle Corp.	2,767,644
		8,801,610
	Textiles, Apparel & Luxury Goods - 1.89%
16,900	Coach, Inc. (b)	601,809
30,600	Hanesbrands, Inc.	3,287,664
		3,889,473
Number of Shares		Value
	Thrifts & Mortgage Finance - 2.62%
173,500	New York Community Bancorp, Inc. (b)	$2,753,445
182,700	People’s United Financial, Inc. (b)	2,643,669
		5,397,114
	Tobacco - 3.11%
76,500	Altria Group, Inc. (b)	3,514,410
34,600	Philip Morris International, Inc.	2,885,640
		6,400,050
	Trading Companies & Distributors - 0.44%
29,750	NOW, Inc. (a)(b)	904,698
	Wireless Telecommunication Services - 0.74%
46,518	Vodafone Group Plc - ADR	1,529,977
	Total Common Stocks (Cost $138,652,211)	194,898,746
	SHORT TERM INVESTMENTS - 4.86%
	Money Market Funds - 4.86%
10,007,445	Federated Prime Obligations Fund Effective Yield, 0.03%	10,007,445
	Total Short Term Investments (Cost $10,007,445)	10,007,445
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 17.63%
	Money Market Funds -17.63%
36,281,297	Mount Vernon Prime Portfolio Effective Yield, 0.18%	36,281,297
	Total Investments Purchased as Securities Lending Collateral (Cost $36,281,297)	36,281,297
	Total Investments (Cost $184,940,953) - 117.22%	241,187,488
	Liabilities in Excess of Other Assets - (17.22)%	(35,434,686)
	TOTAL NET ASSETS - 100.00%	$205,752,802

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

See notes to financial statements.

46

GuideMarkSM Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS - 88.76%
	Aerospace & Defense - 2.43%
3,535	Curtiss Wright Corp.	$233,027
7,683	DigitalGlobe, Inc. (a)	218,966
2,135	Esterline Technologies Corp. (a)	237,561
6,320	HEICO Corp. - Class A	254,696
3,525	Moog, Inc. - Class A (a)	241,110
7,885	Orbital Sciences Corp. (a)	219,203
3,555	Teledyne Technologies, Inc. (a)	334,206
		1,738,769
	Air Freight & Logistics - 0.24%
1,845	Echo Global Logistics, Inc. (a)	43,450
4,735	UTI Worldwide, Inc. (a)	50,333
2,000	XPO Logistics, Inc. (a)(b)	75,340
		169,123
	Airlines - 0.30%
620	Copa Holdings SA - Class A	66,520
2,100	Spirit Airlines, Inc. (a)	145,194
		211,714
	Auto Components - 0.66%
14,555	Fox Factory Holding Corp. (a)	225,602
4,725	Tenneco, Inc. (a)	247,165
		472,767
	Automobiles - 0.23%
3,215	Thor Industries, Inc. (b)	165,573
	Banks - 7.97%
4,450	BankUnited, Inc.	135,680
16,395	Boston Private Financial Holdings, Inc. (b)	203,134
21,200	Cascade Bancorp (a)	107,060
14,285	Cathay General Bancorp	354,697
19,600	CoBiz Financial, Inc.	219,128
78,381	First Busey Corp. (b)	436,582
15,710	International Bancshares Corp.	387,487
42,913	Lakeland Bancorp, Inc.	418,831
15,500	Metro Bancorp, Inc. (a)	375,875
13,855	PacWest Bancorp	571,242
9,340	South State Corp.	522,293
11,550	Sterling Bancorp	147,724
12,162	TriCo Bancshares (b)	275,104
13,215	Union Bankshares Corp.	305,267
18,800	United Community Banks, Inc.	309,448
Number of Shares		Value
	Banks (Continued)
7,355	Wintrust Financial Corp.	$328,548
20,740	Zions Bancorporation (b)	602,704
		5,700,804
	Biotechnology - 4.84%
12,290	Affimed Therapeutics B.V. (a)	77,427
2,690	Agios Pharmaceuticals, Inc. (a)(b)	165,032
4,575	Alkermes Plc (a)(b)	196,130
2,700	Alnylam Pharmaceuticals, Inc. (a)	210,870
5,960	Anacor Pharmaceuticals, Inc. (a)(b)	145,841
22,780	BioCryst Pharmaceuticals, Inc. (a)(b)	222,788
8,480	Cepheid, Inc. (a)(b)	373,374
2,655	Cubist Pharmaceuticals, Inc. (a)	176,133
3,420	Epizyme, Inc. (a)	92,716
4,290	Five Prime Therapeutics, Inc. (a)	50,322
9,660	Foundation Medicine, Inc. (a)(b)	183,154
2,900	Genocea Biosciences, Inc. (a)	26,245
11,345	GlycoMimetics, Inc. (a)(b)	78,734
4,305	Hyperion Therapeutics, Inc. (a)	108,572
4,985	Incyte Corp. (a)	244,514
6,100	Ironwood Pharmaceuticals, Inc. - Class A (a)(b)	79,026
2,260	Karyopharm Therapeutics, Inc. (a)(b)	78,964
800	Kite Pharma, Inc. (a)(b)	22,800
27,980	Navidea Biopharmaceuticals, Inc. (a)(b)	36,934
21,990	Novavax, Inc. (a)(b)	91,698
5,295	NPS Pharmaceuticals, Inc. (a)	137,670
900	Otonomy, Inc. (a)	21,600
3,960	Portola Pharmaceuticals, Inc. (a)	100,109
2,590	PTC Therapeutics, Inc. (a)(b)	113,986
345	Puma Biotechnology, Inc. (a)(b)	82,307
1,485	Seattle Genetics, Inc. (a)	55,212
800	Synageva BioPharma Corp. (a)	55,024
5,555	TESARO, Inc. (a)(b)	149,541
5,300	Trevena, Inc. (a)	34,026
800	Ultragenyx Pharmaceutical, Inc. (a)	45,280
400	Versartis, Inc. (a)(b)	7,596
		3,463,625

See notes to financial statements.

47

GuideMarkSM Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS (Continued)
	Building Products - 2.04%
3,945	A. O. Smith Corp.	$186,520
3,350	Advanced Drain Systems, Inc. (a)	70,182
3,100	Apogee Enterprises, Inc.	123,380
5,180	Armstrong World Industries, Inc. (a)	290,080
4,493	Masonite International Corp. (a)(b)	248,822
16,900	Owens Corning, Inc.	536,575
		1,455,559
	Capital Markets - 1.13%
1,400	Artisan Partners Asset Management, Inc. - Class A	72,870
4,450	Lazard Ltd. - ADR	225,615
1,450	Legg Mason, Inc.	74,182
3,485	Raymond James Financial, Inc.	186,726
675	Virtus Investment Partners, Inc.	117,247
11,875	WisdomTree Investments, Inc. (a)(b)	135,138
		811,778
	Chemicals - 1.30%
4,200	Advanced Emissions Solutions, Inc. (a)	89,334
9,575	Cabot Corp.	486,123
5,710	Celanese Corp. - Series A	334,149
2,790	Senomyx, Inc. (a)(b)	22,878
		932,484
	Commercial Services & Supplies - 0.89%
11,810	Clean Harbors, Inc. (a)(b)	636,795
	Communications Equipment - 2.78%
17,040	Aruba Networks, Inc. (a)	367,723
7,600	Ciena Corp. (a)(b)	127,072
5,070	F5 Networks, Inc. (a)	602,012
23,200	Ruckus Wireless, Inc. (a)	309,952
128,780	Sonus Networks, Inc. (a)	440,427
3,705	Ubiquiti Networks, Inc. (a)(b)	139,049
		1,986,235
	Construction & Engineering - 0.81%
8,765	AECOM Technology Corp. (a)(b)	295,819
4,885	URS Corp.	281,425
		577,244
Number of Shares		Value
	Construction Materials - 1.51%
2,730	Eagle Materials, Inc.	$277,996
41,305	Headwaters, Inc. (a)	517,965
2,190	Martin Marietta Materials, Inc.	282,378
		1,078,339
	Containers & Packaging - 3.29%
7,485	Ball Corp.	473,576
11,750	Crown Holdings, Inc. (a)	523,110
82,150	Graphic Packaging Holding Co. (a)	1,021,124
12,730	Owens-Illinois, Inc. (a)	331,617
		2,349,427
	Diversified Financial Services - 0.19%
2,860	MSCI, Inc. (a)	134,477
	Electric Utilities - 2.32%
6,495	IDACORP, Inc.	348,197
7,560	NRG Yield, Inc. - Class A (b)	355,698
16,795	OGE Energy Corp.	623,264
6,085	Pinnacle West Capital Corp.	332,484
		1,659,643
	Electrical Equipment - 2.05%
2,886	Acuity Brands, Inc.	339,711
15,650	Generac Holdings, Inc. (a)(b)	634,451
10,085	GrafTech International Ltd. (a)(b)	46,189
3,700	Hubbell, Inc. - Class B	445,961
		1,466,312
	Electronic Equipment & Instruments - 0.73%
9,490	Rogers Corp. (a)	519,672
	Energy Equipment & Services - 1.44%
30,715	Aspen Aerogels, Inc. (a)(b)	309,607
7,995	Nabors Industries Ltd.	181,966
12,280	Patterson-UTI Energy, Inc.	399,469
4,245	Superior Energy Services, Inc.	139,533
		1,030,575
	Food Products - 0.93%
3,020	Ingredion, Inc.	228,886
2,015	Lifeway Foods, Inc. (a)(b)	27,948
2,915	Limoneira Co. (b)	69,056
6,230	Post Holdings, Inc. (a)(b)	206,712
5,130	Snyder’s-Lance, Inc.	135,945
		668,547

See notes to financial statements.

48

GuideMarkSM Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS (Continued)
	Gas Utilities - 0.25%
3,750	Southwest Gas Corp.	$182,175
	Health Care Equipment & Supplies - 3.19%
19,670	AtriCure, Inc. (a)(b)	289,543
8,360	CareFusion Corp. (a)	378,290
16,700	Globus Medical, Inc. - Class A (a)	328,489
4,700	HeartWare International, Inc. (a)	364,861
10,000	Ocular Therapeutix, Inc. (a)	149,700
18,130	Quidel Corp. (a)(b)	487,153
19,330	TriVascular Technologies, Inc. (a)(b)	279,898
		2,277,934
	Health Care Providers & Services - 2.03%
7,763	Acadia Healthcare Co., Inc. (a)	376,505
9,816	Envision Healthcare Holdings, Inc. (a)	340,419
5,719	LifePoint Hospitals, Inc. (a)	395,698
5,565	WellCare Health Plans, Inc. (a)	335,792
		1,448,414
	Health Care Technology - 1.48%
19,782	Allscripts Healthcare Solutions, Inc. (a)	265,375
2,900	athenahealth, Inc. (a)(b)	381,901
15,804	IMS Health Holdings, Inc. (a)(b)	413,907
		1,061,183
	Hotels, Restaurants & Leisure - 1.92%
3,890	Churchill Downs, Inc. (b)	379,275
2,880	Dunkin’ Brands Group, Inc.	129,082
2,965	Noodles & Co. - Class A (a)(b)	56,898
10,970	Norwegian Cruise Line Holdings Ltd. (a)(b)	395,139
640	Panera Bread Co. - Class A (a)	104,141
4,460	Papa Johns International, Inc.	178,355
4,335	Zoe’s Kitchen, Inc. (a)	133,345
		1,376,235
	Household Durables - 2.36%
18,005	Blyth, Inc. (b)	146,201
7,173	Lennar Corp. - Class A (b)	278,527
16,550	M/I Homes, Inc. (a)(b)	328,021
25,575	Standard Pacific Corp. (a)(b)	191,557
Number of Shares		Value
	Household Durables (Continued)
20,495	Taylor Morrison Home Corp. - Class A (a)	$332,429
7,305	Tempur Sealy International, Inc. (a)	410,322
		1,687,057
	Household Products - 0.27%
885	Energizer Holdings, Inc.	109,041
965	Spectrum Brands Holdings, Inc.	87,361
		196,402
	Independent Power and Renewable Electricity Producers - 0.38%
8,760	Pattern Energy Group, Inc. - Class A	270,859
	Insurance - 4.01%
10,265	Argo Group International Holdings, Ltd.	516,432
6,440	Arthur J. Gallagher & Co.	292,119
24,784	Assured Guaranty Ltd.	549,214
8,095	Brown & Brown, Inc.	260,254
7,895	Fidelity & Guaranty Life	168,558
10,060	Primerica, Inc.	485,093
17,990	XL Group Plc	596,728
		2,868,398
	Internet & Catalog Retail - 0.96%
6,405	HSN, Inc.	393,075
7,725	Zulily, Inc. - Class A (a)(b)	292,700
		685,775
	Internet Software & Services - 1.85%
3,100	Benefitfocus, Inc. (a)	83,514
5,485	Demandware, Inc. (a)	279,296
2,595	Envestnet, Inc. (a)	116,775
9,090	Marketo, Inc. (a)(b)	293,607
6,462	Xoom Corp. (a)	141,841
5,970	Yelp, Inc. - Class A (a)	407,453
		1,322,486
	IT Services - 3.13%
2,018	CACI International, Inc. - Class A (a)	143,823
4,644	Cardtronics, Inc. (a)	163,469
2,365	Euronet Worldwide, Inc. (a)	113,023

See notes to financial statements.

49

GuideMarkSM Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
14,770	Genpact Ltd. (a)	$241,046
4,230	Global Payments, Inc.	295,593
11,620	Heartland Payment Systems, Inc. (b)	554,506
6,580	WEX, Inc. (a)	725,906
		2,237,366
	Leisure Products - 0.52%
5,480	Arctic Cat, Inc.	190,814
4,300	Brunswick Corp.	181,202
		372,016
	Life Sciences Tools & Services - 0.64%
2,699	Covance, Inc. (a)	212,411
4,374	Quintiles Transnational Holdings, Inc. (a)	243,982
		456,393
	Machinery - 1.67%
5,395	Colfax Corp. (a)	307,353
7,970	Global Brass & Copper Holdings, Inc.	116,920
5,065	IDEX Corp.	366,554
10,685	Luxfer Holdings Plc - ADR	184,423
5,480	Wabash National Corp. (a)(b)	72,994
2,450	Watts Water Technologies, Inc. - Class A	142,712
		1,190,956
	Media - 1.38%
5,495	DreamWorks Animation SKG, Inc. - Class A (a)	149,849
15,130	IMAX Corp. (a)(b)	415,470
20,210	Interpublic Group of Cos., Inc.	370,247
2,243	Markit Ltd. (a)	52,374
		987,940
	Metals & Mining - 0.66%
3,910	Allegheny Technologies, Inc.	145,061
5,645	Commercial Metals Co.	96,360
1,925	Reliance Steel & Aluminum Co.	131,670
4,275	Steel Dynamics, Inc.	96,658
		469,749
Number of Shares		Value
	Multiline Retail - 0.18%
3,235	Burlington Stores, Inc. (a)	$128,947
	Multi-Utilities - 1.01%
6,755	Alliant Energy Corp.	374,294
9,175	Ameren Corp.	351,678
		725,972
	Oil & Gas - 3.72%
7,335	Athlon Energy, Inc. (a)	427,117
3,300	Bonanza Creek Energy, Inc. (a)	187,770
8,995	CONSOL Energy, Inc.	340,551
4,005	Diamondback Energy, Inc. (a)	299,494
8,540	Eclipse Resources Corp. (a)	141,935
3,715	Energen Corp.	268,371
2,670	Gulfport Energy Corp. (a)	142,578
15,425	Laredo Petroleum, Inc. (a)(b)	345,674
2,790	RSP Permian, Inc. (a)	71,312
5,225	SemGroup Corp. - Class A	435,086
		2,659,888
	Paper & Forest Products - 0.58%
13,690	Boise Cascade Co. (a)	412,617
	Personal Products - 0.33%
1,920	Coty, Inc. - Class A	31,776
4,585	Nu Skin Enterprises, Inc. - Class A (b)	206,463
		238,239
	Pharmaceuticals - 0.86%
4,000	Achaogen, Inc. (a)	35,840
7,620	Aerie Pharmaceuticals, Inc. (a)	157,658
4,277	Intersect ENT, Inc. (a)	66,294
7,655	Prestige Brands Holdings, Inc. (a)	247,792
5,100	Relypsa, Inc. (a)(b)	107,559
		615,143
	Professional Services - 3.42%
6,310	Equifax, Inc.	471,609
8,380	Huron Consulting Group, Inc. (a)(b)	510,929
7,150	ManpowerGroup, Inc.	501,215
12,350	Robert Half International, Inc.	605,150
3,305	TriNet Group, Inc. (a)	85,104
5,935	WageWorks, Inc. (a)	270,220
		2,444,227

See notes to financial statements.

50

GuideMarkSM Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	COMMON STOCKS (Continued)
	Real Estate Management & Development - 0.46%
13,640	Kennedy-Wilson Holdings, Inc.	$326,814
	Road & Rail - 1.47%
2,390	Celadon Group, Inc.	46,485
2,760	Con-Way, Inc.	131,100
1,210	Genesee & Wyoming, Inc. - Class A (a)	115,325
1,795	J.B. Hunt Transport Services, Inc.	132,920
2,500	Knight Transportation, Inc.	68,475
2,865	Landstar System, Inc.	206,824
2,640	Old Dominion Freight Line, Inc. (a)	186,490
7,675	Swift Transportation Co. - Class A (a)(b)	161,022
		1,048,641
	Semiconductor & Semiconductor Equipment - 3.35%
8,360	Applied Micro Circuits Corp. (a)	58,520
2,360	First Solar, Inc. (a)	155,312
24,190	Freescale Semiconductor Ltd. (a)(b)	472,431
5,810	International Rectifier Corp. (a)	227,984
28,635	Lattice Semiconductor Corp. (a)	214,762
5,315	Microsemi Corp. (a)	135,054
9,505	MKS Instrument, Inc.	317,277
6,100	Power Integrations, Inc.	328,851
3,795	Silicon Laboratories, Inc. (a)	154,229
5,815	SunEdison, Inc. (a)	109,787
2,700	SunPower Corp. (a)(b)	91,476
5,745	Ultratech, Inc. (a)(b)	130,699
		2,396,382
	Software - 2.20%
7,255	Barracuda Networks, Inc. (a)	186,091
8,225	Cadence Design System, Inc. (a)(b)	141,552
420	FactSet Research Systems, Inc.	51,043
5,840	FleetMatics Group Plc (a)(b)	178,120
25,410	Mavenir Systems, Inc. (a)	319,150
7,050	PTC, Inc. (a)	260,145
7,855	Verint Systems, Inc. (a)	436,816
		1,572,917
Number of Shares		Value
	Specialty Retail - 3.06%
4,505	Advance Auto Parts, Inc.	$587,001
12,150	Chico’s FAS, Inc.	179,455
4,280	DSW, Inc.	128,871
12,590	Five Below, Inc. (a)(b)	498,690
5,367	Signet Jewelers Ltd.	611,355
4,895	Urban Outfitters, Inc. (a)	179,647
		2,185,019
	Technology Hardware, Storage & Peripherals - 0.38%
2,225	Stratasys Ltd. (a)(b)	268,736
	Textiles, Apparel & Luxury Goods - 1.57%
1,950	Carter, Inc.	151,164
1,025	Deckers Outdoor Corp. (a)	99,609
2,345	Hanesbrands, Inc.	251,947
2,355	Skechers U.S.A., Inc. (a)	125,545
12,360	Tumi Holdings, Inc. (a)	251,526
8,115	Vince Holding Corp. (a)	245,560
		1,125,351
	Trading Companies & Distributors - 0.71%
15,805	Houston Wire & Cable Co.	189,344
4,075	WESCO International, Inc. (a)(b)	318,909
		508,253
	Water Utilities - 0.68%
10,020	American Water Works Co., Inc.	483,265
	Total Common Stocks (Cost $61,677,825)	63,461,211
	INVESTMENT COMPANIES - 2.93%
	Capital Markets - 0.28%
20,200	GSV Capital Corp. (a)(b)	202,202
	Exchange Traded Funds - 2.65%
17,315	iShares Russell 2000 Index Fund (b)	1,893,395
	Total Investment Companies (Cost $2,136,378)	2,095,597
	REAL ESTATE INVESTMENT TRUSTS - 8.00%
	Real Estate Investment Trusts - 8.00%
835	Alexander’s, Inc. (b)	312,215
7,400	CoreSite Realty Corp.	243,238
35,270	Cousins Properties, Inc.	421,476
21,640	Douglas Emmett, Inc. (b)	555,499
10,960	Equity Lifestyle Properties, Inc.	464,266

See notes to financial statements.

51

GuideMarkSM Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	Real Estate Investment Trusts (Continued)
6,145	Extra Space Storage, Inc.	$316,898
4,970	Federal Realty Investment Trust (b)	588,746
11,285	Kite Realty Group Trust	273,548
24,500	MFA Financial, Inc.	190,610
17,330	Pebblebrook Hotel Trust	647,102
5,595	Post Properties, Inc.	287,247
6,470	PS Business Parks, Inc.	492,626
20,110	RLJ Lodging Trust	572,532
3,520	SL Green Realty Corp. (b)	356,646
	Total Real Estate Investment Trusts (Cost $5,228,053)	5,722,649
	SHORT TERM INVESTMENTS - 1.35%
	Money Market Funds - 1.35%
961,415	Federated Prime Obligations Fund Effective Yield, 0.03%	961,415
	Total Short Term Investments (Cost $961,415)	961,415
Number of Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.47%
	Money Market Funds - 15.47%
11,059,831	Mount Vernon Prime Portfolio Effective Yield, 0.18%	$11,059,831
	Total Investments Purchased as Securities Lending Collateral (Cost $11,059,831)	11,059,831
	Total Investments (Cost $81,063,502) - 116.51%	83,300,703
	Liabilities in Excess of Other Assets - (16.51)%	(11,804,940)
	TOTAL NET ASSETS - 100.00%	$71,495,763

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

See notes to financial statements.

52

GuideMarkSM World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS - 91.79%
	Australia - 4.47%
30,606	Ansell Ltd.	$520,635
106,437	Australia and New Zealand Banking Group Ltd.	2,877,223
27,816	BHP Billiton, Ltd.	819,835
18,556	Commonwealth Bank of Australia	1,221,775
11,083	CSL Ltd.	718,464
7,635	Flight Centre Travel Group Ltd.	285,579
25,110	Macquarie Group Ltd.	1,263,520
298,914	Mirvac Group	449,645
34,904	Oil Search Ltd.	272,419
41,067	Rio Tinto Ltd.	2,138,606
1	SCA Property Group	2
30,271	Seek Ltd.	428,299
120,983	Sydney Airport	451,695
206,794	Telstra Corp. Ltd.	959,478
175,125	Westfield Corp. (a)	1,141,124
23,428	Woodside Petroleum Ltd.	831,873
41,213	Woolworths Ltd.	1,234,084
		15,614,256
	Austria - 0.14%
9,200	Andritz AG	489,861
	Belgium - 1.23%
27,277	Anheuser-Busch InBev SA	3,024,977
18,253	KBC Groep NV (a)	968,985
3,500	UCB SA	317,148
		4,311,110
	Brazil - 1.22%
68,100	Ambev SA	448,204
64,900	BB Seguridade Participacoes SA	856,142
15,000	Cielo SA	244,081
36,500	Cosan SA Industria e Comercio	581,554
115,600	Kroton Educacional SA	726,352
19,400	Natura Cosmeticos SA	294,834
100	Petroleo Brasileiro SA	711
33,700	Smiles SA	534,739
47,830	WEG SA	559,442
		4,246,059
	Canada - 7.37%
42,000	Alamos Gold, Inc. (a)	334,890
20,500	Alimentation Couche-Tard, Inc.	655,480
Number of
Shares		Value
	Canada (Continued)
36,600	Canadian Natural Resources Ltd.	$1,421,908
6,000	Canadian Pacific Railway Ltd.	1,245,216
27,900	Catamaran Corp. (a)	1,175,091
29,500	CGI Group, Inc. (a)	996,723
29,300	Eldorado Gold Corp.	197,522
22,200	First Quantum Minerals Ltd.	428,559
13,500	Franco Nevada Corp.	662,614
11,600	Gildan Activewear, Inc.	634,611
8,300	Imperial Oil Ltd.	392,118
10,700	Industrial Alliance Insurance & Financial Services, Inc.	443,019
11,700	Keyera Corp.	942,623
12,600	Magna International, Inc.	1,195,928
67,900	Manulife Financial Corp.	1,305,921
5,700	Methanex Corp.	380,492
5,300	NovaTek OAO	552,139
17,700	Peyto Exploration & Development Corp.	558,523
38,300	Potash Corp. of Saskatchewan, Inc.	1,326,197
22,000	Quebecor, Inc. - Class B	552,775
13,400	Rogers Communications, Inc. - Class B	501,565
41,200	Royal Bank of Canada	2,944,828
59,400	Suncor Energy, Inc.	2,149,634
60,500	Toronto-Dominion Bank	2,985,700
11,000	Tourmaline Oil Corp. (a)	487,459
2,900	Valeant Pharmaceuticals International, Inc. (a)	379,995
10,000	Vermilion Energy, Inc.	608,777
6,300	West Fraser Timber Co., Ltd.	307,983
		25,768,290
	Cayman Islands - 0.74%
6,000	Alibaba Group Holdings Ltd. - ADR (a)	533,100
169,500	Lifestyle International Holdings Ltd.	318,705
13,200	Qunar Cayman Islands Ltd. - Class B - ADR (a)	364,980
175,800	Sands China Ltd.	917,114
13,000	TAL Education Group - ADR (a)(b)	454,220
		2,588,119

See notes to financial statements.

53

GuideMarkSM World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Chile - 0.16%
1,965,776	Banco de Chile	$242,364
5,493,391	Banco Santander Chile	306,534
		548,898
	China - 1.76%
340,000	Angang Steel Co., Ltd.	214,336
1,138,000	Bank of China Ltd.	509,806
822,000	Beijing Jingneng Clean Energy Co., Ltd.	351,323
1,211,000	China Construction Bank Corp.	846,904
321,000	China Pacific Insurance Group Co., Ltd.	1,127,902
281,000	China Petroleum & Chemical Corp.	245,775
111,500	Great Wall Motor Co., Ltd.	432,112
1,074,000	PetroChina Co.	1,376,496
398,000	PICC Property & Casualty Co., Ltd.	705,985
19,000	Ping An Insurance Group Co. of China, Ltd.	142,555
60,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	193,068
		6,146,262
	Czech Republic - 0.17%
2,515	Komercni Banka AS	598,207
	Denmark - 1.39%
372	A.P. Moller - Maersk Group - Series B	881,210
31,145	Danske Bank A/S	844,271
44,460	Novo Nordisk AS - Series B	2,116,820
26,400	Vestas Wind Systems AS (a)	1,029,274
		4,871,575
	Egypt - 0.06%
29,300	Commercial International Bank Egypt SAE - ADR	204,807
	Finland - 0.74%
197,600	Nokia OYJ	1,677,847
19,100	Sampo OYJ - Series A	923,517
		2,601,364
	France - 6.66%
5,500	Air Liquide SA	670,568
5,914	Atos SA	428,270
Number of
Shares		Value
	France (Continued)
63,100	AXA SA	$1,554,323
25,903	BNP Paribas SA	1,719,145
29,807	Carrefour SA	920,578
24,200	Compagnie de Saint-Gobain SA	1,105,740
88,300	GDF Suez SA	2,214,617
2,518	Iliad SA	531,176
2,650	Kering SA	534,295
16,200	Legrand SA	841,813
3,452	LVMH Moet Hennessy Louis Vuitton SA	560,546
68,600	Orange SA	1,023,697
7,200	Renault SA	520,849
23,100	Rexel SA	431,389
17,630	Safran SA	1,143,025
21,704	Sanofi-Aventis SA	2,454,099
23,028	Societe Generale SA	1,174,616
6,000	Sodexo SA	586,932
75,215	Total SA	4,870,506
		23,286,184
	Germany - 4.66%
8,600	Adidas AG	641,696
6,460	Allianz SE	1,042,856
13,600	Altice SA (a)	720,256
26,117	Bayer AG	3,633,893
13,112	Bayerische Motoren Werke AG	1,401,343
5,400	Continental AG	1,022,912
18,100	Drillisch AG	606,578
30,776	E.ON AG	562,024
17,700	Fresenius SE & Co. KGaA	873,835
18,251	GEA Group AG	792,894
16,932	HeidelbergCement AG	1,114,483
7,777	Henkel AG & Co. KGaA	725,237
22,703	Osram Licht AG (a)	842,324
34,300	RWE AG	1,334,982
8,006	Siemens AG	952,655
		16,267,968
	Greece - 0.14%
36,300	OPAP SA	476,010
	Hong Kong - 3.94%
383,000	AIA Group Ltd.	1,976,565
59,100	ASM Pacific Technology, Ltd.	584,503
210,500	BOC Hong Kong Holdings Ltd.	670,104
45,500	China Mobile Ltd.	532,464

See notes to financial statements.

54

GuideMarkSM World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Hong Kong (Continued)
292,000	CNOOC Ltd.	$503,574
754,000	CSR Corp. Ltd.	662,812
528,000	CT Environmental Group, Ltd.	450,842
1,997,000	GCL-Poly Energy Holdings Ltd. (a)	731,996
461,380	HKT Trust and HKT, Ltd.	556,060
20,200	Hong Kong Exchange & Clearing Ltd.	434,780
94,000	Hongkong Land Holdings Ltd.	638,893
720,000	Huadian Fuxin Energy Corp., Ltd.	421,801
73,000	Hysan Development Co., Ltd.	336,821
1,058,000	Industrial & Commercial Bank of China	661,257
773,754	Noble Group Ltd.	786,645
499,000	PCCW Ltd.	313,608
1,063,000	Sinotrans Ltd.	771,462
132,500	Techtronic Industries Co., Ltd.	382,080
120,200	Tencent Holdings, Ltd.	1,788,750
208,000	Tingyi Cayman Islands Holding Corp.	546,427
		13,751,444
	India - 1.82%
44,000	Axis Bank Ltd.	269,087
170,000	Bharti Infratel Ltd.	809,689
1,500	Eicher Motors Ltd.	290,490
34,854	HDFC Bank Ltd.	489,873
61,000	Housing Development Finance Corp., Ltd.	1,039,665
148,000	ITC Ltd.	885,306
34,000	Lupin Ltd.	767,301
11,000	Mahindra & Mahindra Ltd.	241,574
86,000	Motherson Sumi Systems Ltd.	549,413
101,858	Petronet LNG Ltd.	309,558
97,896	Tata Steel Ltd.	725,043
		6,376,999
	Indonesia - 0.37%
1,502,100	PT Bank Rakyat Indonesia (Persero) Tbk	1,284,093
	Ireland - 0.60%
1,355,500	Bank of Ireland (a)	530,594
27,900	CRH Plc	633,621
Number of
Shares		Value
	Ireland (Continued)
88,888	James Hardie Industries Plc	$929,968
		2,094,183
	Israel - 0.44%
184,100	Bezeq the Israel Telecommunication Corp. Ltd.	317,798
1,300	Teva Pharmaceutical Industries, Ltd.	69,966
21,300	Teva Pharmaceutical Industries, Ltd. - ADR	1,144,875
		1,532,639
	Italy - 1.43%
31,900	Assicurazioni Generali SpA	668,854
111,100	Finmeccanica SpA (a)	1,075,112
529,700	Intesa Sanpaolo SpA	1,599,028
918,200	Telecom Italia SpA (a)	1,050,221
70,647	UBI Banca SpA	590,464
		4,983,679
	Japan - 14.21%
4,300	ABC-Mart, Inc.	219,619
86,800	Acom Co., Ltd.	290,370
18,410	AEON Mall Co., Ltd.	351,690
5,000	Asahi Kasei Corp.	40,662
123,800	Astellas Pharma, Inc.	1,843,825
17,900	Bridgestone Corp.	592,042
30,000	Chiyoda Corp.	331,755
12,800	Denso Corp.	590,544
12,900	Dentsu, Inc.	491,364
9,100	Don Quijote Co., Ltd.	522,226
19,700	East Japan Railway Co.	1,475,584
14,700	Fuji Heavy Industries Ltd.	486,962
32,300	Fuji Media Holdings, Inc.	480,505
89,000	Fujitsu Ltd.	547,757
20,600	Hitachi Construction Machinery Co., Ltd.	414,728
167,000	Hitachi Ltd.	1,275,885
28,000	Hitachi Metals Ltd.	504,688
20,300	Hoya Corp.	681,679
99,000	IHI Corp.	513,052
17,800	Iida Group Holdings Co., Ltd.	217,721
41,800	Inpex Corp.	590,972
78,500	ITOCHU Corp.	958,720
46,500	Japan Tobacco, Inc.	1,511,037

See notes to financial statements.

55

GuideMarkSM World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
25,300	JSR Corp.	$441,532
21,200	JTEKT Corp.	355,344
66,500	JX Holdings, Inc.	306,616
51,000	Kawasaki Heavy Industries Ltd.	203,900
29,000	KDDI Corp.	1,744,531
1,600	Keyence Corp.	694,698
32,400	Komatsu Ltd.	748,801
14,000	Kubota Corp.	221,667
33,300	Kuraray Co., Ltd.	391,169
8,600	Makita Corp.	485,829
31,400	Mazda Motor Corp.	789,851
10,700	Miraca Holdings, Inc.	442,798
122,000	Mitsubishi Electric Corp.	1,626,405
388,700	Mitsubishi UFJ Financial Group, Inc.	2,190,602
76,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	400,606
40,000	Mitsui Fudosan Co., Ltd.	1,227,537
8,900	Murata Manufacturing Co., Ltd.	1,011,622
135,000	NEC Corp.	466,611
26,000	NGK Insulators Ltd.	619,754
11,200	Nidec Corp.	756,864
1,900	Nintendo Co., Ltd.	206,964
11,700	Nitori Holdings Co., Ltd.	724,877
107,400	Nomura Holdings, Inc.	638,960
18,200	Olympus Corp.	652,665
15,800	OMRON Corp.	718,078
86,400	ORIX Corp.	1,192,791
15,200	Osaka Securities Exchange Co., Ltd.	360,793
35,900	Rakuten, Inc.	413,262
35,100	Ricoh Co., Ltd.	377,091
4,700	Santen Pharmaceutical Co., Ltd.	263,205
14,100	Seiko Epson Corp.	679,379
33,200	Seven & I Holdings Co., Ltd.	1,287,709
136,100	Seven Bank Ltd.	554,656
5,500	Shin-Etsu Chemical Co., Ltd.	360,356
20,000	Softbank Corp.	1,396,978
35,300	Sony Financial Holdings, Inc.	570,972
193,000	Sumitomo Mitsui Trust Holdings, Inc.	803,547
Number of
Shares		Value
	Japan (Continued)
17,000	Sumitomo Realty & Development Co., Ltd.	$605,668
3,100	Suruga Bank Ltd.	61,851
24,500	Suzuki Motor Corp.	812,548
13,000	TDK Corp.	727,223
27,200	Tohoku Electric Power Co., Inc.	309,138
20,700	Tokio Marine Holdings, Inc.	642,271
190,000	Toshiba Corp.	882,015
63,800	Toyota Motor Corp.	3,753,940
30,500	Yamaha Motor Co., Ltd.	597,643
		49,654,704
	Luxembourg - 0.11%
4,300	RTL Group SA	368,193
	Malaysia - 0.39%
343,700	Gamuda Bhd	505,108
144,915	Malayan Banking Berhad	439,939
824,300	YTL Corp.	422,069
		1,367,116
	Mexico - 0.95%
703,700	America Movil SAB de CV	887,059
179,500	Bolsa Mexicana de Valores, SAB de CV - Series A	385,717
52,000	Fomento Economico Mexicano SAB de CV	478,204
93,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	632,201
203,100	Grupo Mexico SAB de CV - Series B	682,469
18,100	Promotora y Operadora de Infraestructura SAB de CV (a)	247,757
		3,313,407
	Netherlands - 2.48%
167,900	AEGON NV	1,382,531
12,600	European Aeronautic Defense & Space Co. NV	792,046
119,400	ING Groep NV (a)	1,697,186
16,000	Koninklijke DSM NV	986,541
286,437	Koninklijke KPN NV (a)	917,069
21,650	Reed Elsevier NV	491,162
60,149	Unilever NV	2,387,035
		8,653,570

See notes to financial statements.

56

GuideMarkSM World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Norway - 0.17%
20,400	Statoil ASA	$555,406
1,120	Telenor ASA	24,581
		579,987
	Philippines - 0.31%
1,530,900	Alliance Global Group, Inc.	885,017
109,440	Metropolitan Bank & Trust Co.	211,495
		1,096,512
	Poland - 0.21%
19,860	Bank Handlowy w Warszawie SA	747,903
	Republic of Korea - 3.59%
211	Amorepacific Corp.	477,576
4,472	CJ Korea Express Co., Ltd. (a)	709,241
6,760	Coway Co., Ltd.	539,141
6,716	Dongbu Insurance Co., Ltd.	377,852
5,346	Hyundai Motor Co.	963,206
1,930	Hyundai Wia Corp.	392,717
6,089	KB Financial Group, Inc.	221,980
3,202	KEPCO Plant Service & Engineering Co., Ltd.	253,354
17,234	Korea Electric Power Corp.	783,297
2,566	LG Chemical Ltd.	621,130
1,331	LG Household & Health Care Ltd.	638,730
2,361	Medy-Tox, Inc.	500,021
1,230	Naver Corp.	939,569
3,363	POSCO	1,034,435
2,063	Samsung Electronics Co., Ltd.	2,310,575
20,464	SK Hynix, Inc. (a)	905,759
3,238	SK Telecom Co., Ltd.	890,750
		12,559,333
	Russian Federation - 0.86%
27,990	Eurasia Drilling Co., Ltd.	794,916
11,800	Gazprom OAO (c)	82,756
3,900	Gazprom OAO (d)	13,529
46,891	Gazprom OAO - ADR	327,299
2,290	Magnit OJSC	572,621
31,600	MMC Norilsk Nickel OJSC - ADR	587,175
324,440	Sberbank Of Russia	616,874
		2,995,170
	Singapore - 0.88%
49,000	DBS Group Holdings Ltd.	706,704
99,000	Global Logistic Properties Ltd.	210,138
Number of
Shares		Value
	Singapore (Continued)
62,000	Keppel Corp. Ltd.	$509,973
28,000	Oversea-Chinese Banking Corp. Ltd.	213,593
82,581	United Overseas Bank Ltd.	1,447,704
		3,088,112
	South Africa - 1.54%
24,100	AngloGold Ashanti Ltd. (a)	291,318
32,552	Barclays Africa Group Ltd.	443,809
38,200	MTN Group Ltd.	805,378
129,100	Nampak Ltd.	470,282
11,390	Naspers Ltd.	1,247,473
199,300	Netcare Ltd.	557,098
12,300	Sasol Ltd.	667,104
20,500	Standard Bank Group Ltd.	236,891
136,900	Telkom SA SOC Ltd. (a)	661,494
		5,380,847
	Spain - 1.74%
17,800	ACS, Actividades de Construccion y Servicios, S.A.	682,269
45,500	Amadeus IT Holding SA	1,698,583
156,109	CaixaBank SA	949,228
184,299	Iberdrola SA	1,317,357
30,890	Inditex de Diseno Textil SA	852,683
96,900	International Consolidated Airlines Group SA (a)	576,298
		6,076,418
	Sweden - 2.15%
22,400	Assa Abloy AB - Series B	1,151,082
41,347	H & M Hennes & Mauritz AB - Series B	1,709,699
162,200	Nordea Bank AB	2,102,664
39,900	Svenska Cellulosa AB - Series B	948,068
16,200	Svenska Handelsbanken AB - Series A	758,671
34,200	Swedbank AB - Series A	857,583
		7,527,767
	Switzerland - 6.09%
9,040	Adecco SA	611,113
14,195	Cie Financiere Richemont SA	1,160,316
63,225	Nestle SA	4,646,470
35,534	Novartis AG	3,346,179
17,878	Roche Holding AG	5,279,429

See notes to financial statements.

57

GuideMarkSM World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Switzerland (Continued)
2,270	Swisscom AG	$1,286,711
4,243	Syngenta AG	1,343,528
135,711	UBS AG	2,359,041
4,183	Zurich Financial Services AG	1,244,873
		21,277,660
	Taiwan - 2.02%
759,057	Cathay Financial Holding Co., Ltd.	1,233,760
129,000	Delta Electronics, Inc.	814,928
687	Eclat Textile Co., Ltd.	6,239
428,000	Fubon Financial Holding Co., Ltd.	655,850
14,000	Hermes Microvision, Inc.	582,366
231,000	Hon Hai Precision Industry Co., Ltd.	727,590
34,000	MediaTek, Inc.	503,530
57,750	Merida Industry Co., Ltd.	402,101
534,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,125,923
		7,052,287
	Thailand - 0.44%
138,600	Intouch Holdings PCL	309,370
148,000	Kasikornbank PCL	1,065,292
47,000	Total Access Communication PCL	152,014
		1,526,676
	Turkey - 0.29%
74,811	Aygaz AS	305,355
9,500	Tupras Turkiye Petrol Rafinerileri AS	191,171
87,900	Turkiye Halk Bankasi AS	528,810
		1,025,336
	United Kingdom - 13.85%
40,200	Anglo American Plc	896,526
30,874	AstraZeneca Plc	2,212,505
79,200	BAE Systems Plc	602,841
231,731	Barclays Plc	852,344
51,400	Barratt Developments Plc	328,687
172,333	BG Group Plc	3,181,393
32,951	BHP Billiton Plc	911,439
44,090	British American Tobacco Plc	2,484,482
169,200	BT Group Plc	1,037,868
13,500	Bunzl Plc	351,261
Number of
Shares		Value
	United Kingdom (Continued)
19,200	Burberry Group Plc	$468,326
30,000	Capita Plc	564,759
28,986	Diageo Plc	836,013
102,200	Direct Line Insurance Group Plc	486,407
38,200	Drax Group Plc	399,051
55,300	GlaxoSmithKline Plc	1,263,273
23,246	Hikma Pharmaceuticals Plc	651,240
127,100	HSBC Holdings Plc	1,291,491
37,962	Imperial Tobacco Group Plc	1,634,480
13,846	InterContinental Hotels Group Plc	533,922
514,300	ITV Plc	1,726,842
2,001,700	Lloyds Banking Group Plc (a)	2,490,237
21,254	London Stock Exchange Group Plc	641,385
46,042	Meggitt Plc	335,829
20,900	Mondi Plc	340,847
71,700	National Grid Plc	1,030,674
69,261	Prudential Plc	1,539,756
5,700	Randgold Resources Ltd.	386,411
9,400	Reckitt Benckiser Group Plc	812,697
57,500	Rio Tinto Plc	2,817,475
59,500	Rolls-Royce Holdings Plc (a)	926,031
123,076	Royal Dutch Shell Plc, Class A	4,703,985
26,889	SABMiller Plc	1,490,122
12,900	Schroders Plc	498,080
54,700	St. James’s Place Plc	645,070
109,918	Standard Chartered Plc	2,027,409
412,700	Taylor Wimpey Plc	750,834
16,700	Travis Perkins Plc	448,686
32,100	Tullow Oil Plc	334,675
28,540	Unilever Plc	1,194,618
530,824	Vodafone Group Plc	1,749,174
7,961	Whitbread Plc	534,943
		48,414,088
	Total Common Stocks (Cost $286,385,578)	320,747,093
	PREFERRED STOCKS - 1.74%
	Brazil - 1.06%
31,170	Banco Bradesco SA	445,695
140,200	Braskem SA	923,307
19,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar	868,037
72,999	Itau Unibanco Holding SA	1,018,154

See notes to financial statements.

58

GuideMarkSM World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	PREFERRED STOCKS (Continued)
	Brazil (Continued)
57,700	Petroleo Brasileiro SA	$429,022
		3,684,215
	Colombia - 0.14%
8,830	Bancolombia SA - ADR (b)	500,838
	Germany - 0.54%
9,129	Volkswagen AG	1,885,222
	Total Preferred Stocks (Cost $6,213,247)	6,070,275
	REAL ESTATE INVESTMENT TRUSTS - 0.35%
	France - 0.19%
2,600	Unibail-Rodamco SE	668,613
	United Kingdom - 0.16%
48,603	British Land Co. Plc	552,291
	Total Real Estate Investment Trusts (Cost $1,058,230)	1,220,904
	RIGHTS - 0.00%
	Spain - 0.00%
1,715	Caixabank SA (a)	9,856
	Total Rights (Cost $10,105)	9,856
	SHORT TERM INVESTMENTS - 5.74%
	Money Market Funds - 5.57%
19,477,601	Federated Prime Obligations Fund Effective Yield, 0.03%	19,477,601

Principal
Amount
	U.S. Treasury Bill - 0.17%
	United States Treasury Bills
$120,000	0.002%, 11/13/2014 (e)	119,997
210,000	0.001%, 10/30/2014 (e)	209,995
90,000	0.002%, 11/20/2014 (e)	89,998
180,000	0.006%, 12/18/2014 (e)	179,995
		599,985
Principal
Amount		Value
	Total Short Term Investments (Cost $20,077,584)	$20,077,586
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.07%
	Money Market Funds - 0.07%
$251,976	Mount Vernon Prime Portfolio Effective Yield, 0.18%	251,976
	Total Investments Purchased as Securities Lending Collateral (Cost $251,976)	251,976
	Total Investments (Cost $313,996,720) - 99.69%	348,377,690
	Other Assets in Excess of Liabilities - 0.31%	1,075,918
	TOTAL NET
	ASSETS - 100.00%	$349,453,608

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	This security was purchased through more than one stock exchange and this line represents shares purchased through the London Stock Exchange
(d)	This security was purchased through more than one stock exchange and this line represents shares purchased through the Moscow Stock Exchange
(e)	Partially assigned as collateral for certain futures contracts.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
mini MSCI EAFE Index Futures	104	9,566,440	Dec-14	$(291,747)
mini MSCI Emerging Markets Index Futures	58	2,907,830	Dec-14	(191,448)
S&P / TSX 60 Index Futures	7	1,076,548	Dec-14	(39,162)
				$(522,357)

See notes to financial statements.

59

GuideMarkSM Opportunistic Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS - 94.88%
	Aerospace & Defense - 1.77%
2,860	BE Aerospace, Inc. (a)	$240,068
18,385	United Technologies Corp.	1,941,456
		2,181,524
	Air Freight & Logistics - 2.11%
47,830	Hub Group, Inc. - Class A (a)	1,938,550
6,691	United Parcel Service, Inc. - Class B	657,658
		2,596,208
	Airlines - 0.49%
12,790	United Continental Holdings, Inc. (a)	598,444
	Banks - 3.38%
21,235	Citigroup, Inc. (b)	1,100,398
10,119	PNC Financial Services Group, Inc.	865,984
54,690	Popular, Inc. (a)	1,609,800
13,873	U.S. Bancorp	580,308
		4,156,490
	Beverages - 2.64%
7,844	Dr. Pepper Snapple Group, Inc.	504,448
8,657	Molson Coors Brewing Co. - Class B	644,427
22,593	PepsiCo, Inc.	2,103,182
		3,252,057
	Biotechnology - 2.14%
11,180	Aegerion Pharmaceuticals, Inc. (a)(b)	373,188
15,395	Celgene Corp. (a)(b)	1,459,138
12,105	Cubist Pharmaceuticals, Inc. (a)(b)	803,046
		2,635,372
	Capital Markets - 2.02%
4,445	Ameriprise Financial, Inc.	548,424
1,218	BlackRock, Inc.	399,894
28,160	Franklin Resources, Inc.	1,537,818
		2,486,136
	Chemicals - 1.75%
7,270	Eastman Chemical Co.	588,070
26,140	Huntsman Corp.	679,379
2,779	Innophos Holdings, Inc.	153,095
6,510	Monsanto Co. (b)	732,440
		2,152,984
Number of
Shares		Value
	Commercial Services & Supplies - 2.22%
5,753	ABM Industries, Inc.	$147,795
14,880	Copart, Inc. (a)	465,967
24,336	Iron Mountain, Inc. (b)	794,570
13,505	Republic Services, Inc.	526,965
22,714	The ADT Corp. (b)	805,439
		2,740,736
	Communications Equipment - 4.26%
68,525	Cisco Systems, Inc.	1,724,774
3,140	F5 Networks, Inc. (a)	372,844
63,925	Juniper Networks, Inc.	1,415,939
4,550	Palo Alto Networks, Inc. (a)	446,355
17,181	QUALCOMM, Inc.	1,284,623
		5,244,535
	Computers & Peripherals - 5.25%
34,845	Apple, Inc.	3,510,634
15,575	International Business Machines Corp.	2,956,602
		6,467,236
	Containers & Packaging - 0.27%
8,915	Bemis Company, Inc.	338,948
	Diversified Financial Services - 0.51%
7,938	CME Group, Inc.	634,683
	Diversified Telecommunication Services - 1.30%
32,019	Verizon Communications, Inc.	1,600,630
	Electrical Equipment - 0.84%
11,290	AMETEK, Inc.	566,871
7,530	Emerson Electric Co.	471,227
		1,038,098
	Electronic Equipment & Instruments - 0.39%
6,390	FEI Co.	481,934
	Energy Equipment & Services - 1.82%
6,273	Ensco Plc - Class A (b)	259,138
9,820	Halliburton Co.	633,488
17,775	National-Oilwell Varco, Inc.	1,352,677
		2,245,303
	Food & Staples Retailing - 0.83%
18,547	SYSCO Corp.	703,858
4,157	Wal-Mart Stores, Inc. (b)	317,886
		1,021,744

See notes to financial statements.

60

GuideMarkSM Opportunistic Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Food Products - 0.59%
14,150	B&G Foods, Inc. (b)	$389,832
8,045	Unilever Plc - ADR	337,086
		726,918
	Gas Utilities - 1.18%
9,440	AmeriGas Partners, L.P.	430,653
14,602	National Fuel Gas Co. (b)	1,021,994
		1,452,647
	Health Care Equipment & Supplies - 3.49%
29,120	Alere, Inc. (a)	1,129,274
3,904	Becton, Dickinson & Co.	444,314
182,645	Boston Scientific Corp. (a)	2,157,037
3,680	The Cooper Companies, Inc.	573,160
		4,303,785
	Health Care Providers & Services - 0.95%
12,722	Owens & Minor, Inc. (b)	416,518
12,512	Quest Diagnostics, Inc. (b)	759,228
		1,175,746
	Hotels, Restaurants & Leisure - 0.78%
12,552	Bob Evans Farms, Inc. (b)	594,212
4,920	Starbucks Corp.	371,263
		965,475
	Household Durables - 3.08%
30,015	Jarden Corp. (a)	1,804,202
13,685	Whirlpool Corp.	1,993,220
		3,797,422
	Household Products - 1.15%
3,963	Energizer Holdings, Inc.	488,281
5,813	Kimberly-Clark Corp.	625,304
3,605	Procter & Gamble Co.	301,883
		1,415,468
	Insurance - 8.49%
27,645	American International Group, Inc.	1,493,383
43,500	Brown & Brown, Inc.	1,398,525
32,015	Endurance Specialty Holdings Ltd.	1,766,588
20,435	MetLife, Inc. (b)	1,097,768
20,220	Navigators Group, Inc. (a)	1,243,530
5,193	PartnerRe Ltd.	570,659
69,780	Willis Group Holdings Plc (b)	2,888,892
		10,459,345
Number of
Shares		Value
	Internet & Catalog Retail - 0.57%
610	Priceline.com, Inc. (a)	$706,734
	Internet Software & Services - 2.02%
8,290	Facebook, Inc. - Class A (a)	655,242
1,220	Google, Inc. - Class A (a)	717,860
1,220	Google, Inc. - Class C (a)	704,379
8,274	J2 Global, Inc. (b)	408,405
		2,485,886
	IT Services - 1.69%
2,360	Alliance Data Systems Corp. (a)	585,917
32,537	The Western Union Co. (b)	521,893
12,450	VeriFone Holdings, Inc. (a)	428,031
2,545	Visa, Inc. - Class A (b)	543,027
		2,078,868
	Leisure Products - 1.03%
12,361	Hasbro, Inc.	679,793
3,905	Polaris Industries, Inc.	584,930
		1,264,723
	Life Sciences Tools & Services - 0.50%
5,105	Thermo Fisher Scientific, Inc.	621,279
	Machinery - 1.50%
5,040	Caterpillar, Inc.	499,111
7,640	Danaher Corp.	580,487
6,785	Parker Hannifin Corp.	774,508
		1,854,106
	Media - 4.97%
14,079	Cinemark Holdings, Inc.	479,249
15,310	Comcast Corp. - Class A (b)	823,372
13,980	Liberty Global Plc - Class C (a)	573,390
18,222	Shaw Communications, Inc. - Class B	445,892
7,555	The Walt Disney Co. (b)	672,622
15,128	Thomson Reuters Corp.	550,810
18,930	Twenty-First Century Fox, Inc. - Class A (b)	649,110
57,855	Twenty-First Century Fox, Inc. - Class B	1,927,150
		6,121,595
	Metals & Mining - 0.40%
1,649	Compass Minerals International, Inc.	138,978
6,436	Nucor Corp. (b)	349,346
		488,324

See notes to financial statements.

61

GuideMarkSM Opportunistic Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Multiline Retail - 1.05%
12,041	Kohl’s Corp. (b)	$734,862
8,961	Target Corp. (b)	561,676
		1,296,538
	Oil & Gas - 5.70%
5,861	Chevron Corp.	699,335
17,835	Cimarex Energy Co.	2,256,663
9,865	EOG Resources, Inc.	976,832
9,989	Memorial Production Partners LP	219,758
10,994	Occidental Petroleum Corp.	1,057,073
12,420	Suncor Energy, Inc. - ADR	448,983
11,390	Tesoro Corp.	694,562
12,626	Williams Partners L.P. (b)	669,809
		7,023,015
	Pharmaceuticals - 7.44%
4,635	Actavis Plc (a)	1,118,333
8,940	Endo International Plc (a)(b)	610,960
4,125	Jazz Pharmaceuticals Plc (a)	662,310
56,380	Pfizer, Inc.	1,667,156
48,675	Teva Pharmaceutical Industries, Ltd. - ADR	2,616,281
18,975	Valeant Pharmaceuticals Intl. (a)	2,489,520
		9,164,560
	Professional Services - 0.55%
5,380	IHS, Inc. - Class A (a)	673,522
	Real Estate Management & Development - 0.96%
14,630	Alexander & Baldwin, Inc.	526,241
22,290	CBRE Group, Inc. - Class A (a)	662,905
		1,189,146
	Road & Rail - 0.49%
5,405	Norfolk Southern Corp.	603,198
	Semiconductor & Semiconductor Equipment - 1.15%
7,640	Cavium, Inc. (a)(b)	379,937
29,950	Intel Corp.	1,042,859
		1,422,796
Number of
Shares		Value
	Software - 5.10%
7,330	Autodesk, Inc. (a)	$403,883
14,912	CA, Inc.	416,641
83,223	Microsoft Corp.	3,858,218
12,280	Qlik Technologies, Inc. (a)	332,051
6,870	Red Hat, Inc. (a)	385,751
6,370	Salesforce.com, Inc. (a)(b)	366,466
8,880	ServiceNow, Inc. (a)	521,967
		6,284,977
	Specialty Retail - 2.40%
4,300	Home Depot, Inc.	394,482
5,260	Signet Jewelers Ltd.	599,167
23,900	The TJX Companies, Inc.	1,414,163
15,160	Urban Outfitters, Inc. (a)(b)	556,372
		2,964,184
	Technology Hardware, Storage & Peripherals - 0.30%
8,260	Electronics for Imaging, Inc. (a)	364,844
	Textiles, Apparel & Luxury Goods - 1.24%
23,190	VF Corp. (b)	1,531,236
	Tobacco - 1.20%
17,805	Philip Morris International, Inc.	1,484,937
	Trading Companies & Distributors - 0.20%
14,789	Aircastle Ltd.	241,948
	Wireless Telecommunication Services - 0.72%
17,125	Rogers Communications, Inc. - Class B	640,817
7,456	Vodafone Group Plc - ADR	245,228
		886,045
	Total Common Stocks (Cost $94,008,960)	116,922,329
	REAL ESTATE INVESTMENT TRUSTS - 1.79%
	Real Estate Investment Trusts - 1.79%
98,400	iStar Financial, Inc. (a)	1,328,400
16,610	Starwood Property Trust, Inc. (b)	364,756
13,448	The Geo Group, Inc.	513,982
	Total Real Estate Investment Trusts (Cost $1,519,887)	2,207,138

See notes to financial statements.

62

GuideMarkSM Opportunistic Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	SHORT TERM INVESTMENTS - 3.34%
	Money Market Funds - 3.34%
4,116,737	Federated Prime Obligations Fund Effective Yield, 0.03%	$4,116,737
	Total Short Term Investments (Cost $4,116,737)	4,116,737
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.28%
	Money Market Funds - 12.28%
15,134,874	Mount Vernon Prime Portfolio Effective Yield, 0.18%	15,134,874
	Total Investments Purchased as Securities Lending Collateral (Cost $15,134,874)	15,134,874
	Total Investments (Cost $114,780,458) - 112.29%	138,381,078
	Liabilities in Excess of Other Assets - (12.29)%	(15,150,874)
	TOTAL NET ASSETS - 100.00%	$123,230,204

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

See notes to financial statements.

63

GuideMarkSM Global Real Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of
Shares		Value
	INVESTMENT COMPANIES - 99.61%
	Exchange Traded Funds - 99.61%
32,217	Energy Select Sector SPDR Fund (a)	$2,919,505
15,739	Market Vectors Gold Miners ETF (a)	336,028
506,326	PowerShares DB Commodity Index Tracking Fund (a)(b)	11,756,890
77,375	PowerShares Global Agriculture Portfolio (a)	2,257,802
199,787	SPDR Barclays TIPS ETF (a)	11,142,121
77,463	SPDR DB International Government Inflation-Protected Bond ETF	4,549,402
158,106	SPDR Dow Jones International Real Estate ETF (a)	6,547,169
98,435	SPDR Dow Jones REIT ETF (a)	7,855,113
55,076	SPDR Metals and Mining ETF (a)	2,026,246
457,799	SPDR S&P Global Natural Resources ETF (a)(c)	22,299,389
56,909	SPDR S&P International Energy Sector ETF (a)	1,456,870
		73,146,535
	Total Investment Companies (Cost $72,747,082)	73,146,535
Number of
Shares		Value
	SHORT TERM INVESTMENTS - 0.29%
	Money Market Funds - 0.29%
210,352	Federated Prime Obligations Fund Effective Yield, 0.03%	$210,352
	Total Short Term Investments (Cost $210,352)	210,352
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 27.18%
	Money Market Funds - 27.18%
19,954,946	Mount Vernon Prime Portfolio Effective Yield, 0.18%	19,954,946
	Total Investments Purchased as Securities Lending Collateral (Cost $19,954,946)	19,954,946
	Total Investments (Cost $92,912,380) - 127.08%	93,311,833
	Liabilities in Excess of Other Assets - (27.08)%	(19,881,453)
	TOTAL NET ASSETS - 100.00%	$73,430,380

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

64

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Principal Amount		Value
	ASSET BACKED SECURITIES - 9.75%
82,060	Accredited Mortgage Loan Trust Series 2005-3, 0.390%, 09/25/2035 (a)	$81,867
365,000	Ally Master Owner Trust Series 2012-5, 1.540%, 09/15/2019	363,107
	American Credit Acceptance Receivables Trust
119,867	Series 2012-3, 1.640%, 11/15/2016 (Acquired 11/27/2012 and 06/21/2013, Cost $119,862) (b)	120,052
123,271	Series 2013-2, 1.320%, 02/15/2017 (Acquired 07/31/2013 and 05/21/2014, Cost $123,288) (b)	123,474
56,696	Series 2014-1, 1.140%, 03/12/2018 (Acquired 01/07/2014, Cost $56,694) (b)	56,767
133,288	Series 2013-1, 1.450%, 04/16/2018 (Acquired 03/20/2013 and 02/27/2014, Cost $133,290) (b)	133,799
1,125,000	American Express Credit Account Master Trust Series 2014-2, 1.260%, 01/15/2020	1,121,327
	AmeriCredit Automobile Receivables Trust
315,000	Series 2012-5, 1.120%, 11/08/2017	315,894
845,000	Series 2014-3, 1.150%, 06/10/2019	843,431
305,000	AMMC CDO Series 2014-14A, 1.680%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	304,237
500,000	Apidos CDO Series 2013-12A, 1.334%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	494,300
315,000	Ares XXX CLO Ltd. Series 2014-30A, 1.018%, 04/20/2023 (Acquired 05/08/2014, Cost $312,291) (a)(b)	312,071
Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
	ARI Fleet Lease Trust
105,120	Series 2012-B, 0.452%, 01/15/2021
	(Acquired 10/16/2012,
	Cost $105,119) (a)(b)	$105,086
260,000	Series 2014-A, 1.550%, 11/15/2022
	(Acquired 04/01/2014,
	Cost $259,928) (b)	259,874
270,000	Atlas Senior Loan Fund Ltd.
	Series A, 1.778%, 10/15/2026
	(Acquired 08/28/2014,
	Cost $269,865) (a)(b)	269,865
265,000	Atrium VII
	Series 2014-7, 1.338%, 11/16/2022
	(Acquired 08/06/2014,
	Cost $265,000) (a)(b)	265,000
500,000	Atrium IX
	Series 9-A, 1.538%, 02/28/2024
	(Acquired 01/24/2013,
	Cost $500,000) (a)(b)	497,750
500,000	Atrium X
	Series 10-A, 1.353%, 07/16/2025
	(Acquired 04/25/2013,
	Cost $499,250) (a)(b)	494,700
260,000	Avalon IV Capital Ltd.
	Series 2012-1AR, 1.403%, 04/17/2023
	(Acquired 04/02/2014,
	Cost $260,000) (a)(b)	260,000
360,000	Avery Point CLO Ltd.
	Series 2014-1A, 1.754%, 04/25/2026
	(Acquired 03/19/2014,
	Cost $360,000) (a)(b)	360,396
825,000	Babson CLO Ltd.
	Series 2013-IA, 1.334%, 04/20/2025
	(Acquired 05/03/2013,
	Cost $825,000) (a)(b)	812,873
	Capital Auto Receivables Asset Trust
1,240,000	Series 2013-4, 1.090%,
	03/20/2018	1,242,374
315,000	Series 2014-1, 1.320%,
	06/20/2018	316,231
23,592	CarFinance Capital LLC
	Series 2013-1A, 1.650%, 07/17/2017
	(Acquired 05/21/2013,
	Cost $23,591) (b)	23,648

See notes to financial statements.

65

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
555,000	Carlyle Global Market Strategies
	Series 2013-3A, 1.354%, 07/15/2025
	(Acquired 06/10/2013,
	Cost $553,834) (a)(b)	$547,008
235,000	CarMax Auto Owner Trust
	Series 2013-3, 1.490%,
	01/15/2019	235,889
325,000	Cent CLO LP
	Series 2013-20A, 1.724%,
	01/25/2026 (Acquired 12/18/2013,
	Cost $325,000) (a)(b)	325,163
345,000	Chase Issuance Trust
	Series 2007-B1, 0.404%,
	04/15/2019 (a)	343,643
	CIFC Funding Ltd.
365,000	Series 2013-1A, 1.383%,
	04/16/2025 (Acquired 02/22/2013,
	Cost $365,000) (a)(b)	360,146
295,000	Series 2014-II, 1.725%,
	05/24/2026 (Acquired 07/02/2014,
	Cost $294,911) (a)(b)	294,734
1,060,000	Citibank Credit Card Issuance Trust
	Series 2013-A3, 1.110%,
	07/23/2018	1,063,837
65,769	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%,
	05/01/2032	47,330
32,366	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.456%,
	10/25/2035 (a)	32,496
	CPS Auto Receivables Trust
252,970	Series 2013-C, 1.640%,
	04/16/2018 (Acquired 09/24/2013,
	Cost $252,940) (b)	254,204
90,037	Series 2013-D, 1.540%,
	07/16/2018 (Acquired 12/10/2013,
	Cost $90,028) (b)	90,387
97,045	Series 2014-A, 1.210%,
	08/15/2018 (Acquired 03/10/2014,
	Cost $97,036) (b)	97,053
139,521	Series 2013-A, 1.310%,
	06/15/2020 (Acquired 03/12/2013,
	Cost $139,503) (b)	139,352
Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
	CPS Auto Trust
68,269	Series 2012-C, 1.820%,
	12/16/2019 (Acquired 09/11/2012,
	Cost $68,267) (b)	$68,910
107,848	Series 2012-D, 1.480%, 03/16/2020
	(Acquired 12/07/2012,
	Cost $107,835) (b)	108,195
	Credit Acceptance Auto Loan Trust
356,000	Series 2012-2, 1.520%, 03/16/2020
	(Acquired 09/11/2012,
	Cost $355,938) (b)	357,246
250,000	Series A, 1.880%, 03/15/2022
	(Acquired 09/18/2014,
	Cost $249,955) (b)	250,116
390,000	Dryden 33 Senior Loan Fund
	Series 2014-33A, 1.707%,
	07/15/2026 (Acquired 04/09/2014,
	Cost $390,000) (a)(b)	390,195
425,000	Dryden XXVI Senior Loan Fund
	Series 2013-26A, 1.334%,
	07/15/2025 (Acquired 02/20/2013,
	Cost $425,000) (a)(b)	419,135
88,807	DT Auto Owner Trust
	Series 2014-1, 0.660%, 07/17/2017
	(Acquired 01/14/2014,
	Cost $88,805) (b)	88,836
5,401	Education Funding Capital Trust I
	Series 2004-1, 0.394%,
	12/15/2022 (a)	5,400
215,000	Enterprise Fleet Financing LLC
	Series 2012-1, 1.410%, 11/20/2017
	(Acquired 11/02/2012,
	Cost $215,822) (b)	215,691
284,923	First Investors Auto Owner Trust
	Series 2013-2A, 1.230%,
	03/15/2019 (Acquired 06/13/2013,
	Cost $284,889) (b)	286,016
415,000	Flatiron CLO Ltd.
	Series 2014-1A, 1.607%,
	07/17/2026 (Acquired 06/05/2014,
	Cost $414,585) (a)(b)	414,585
580,000	Ford Credit Auto Lease Trust
	Series 2014-A, 0.900%,
	06/15/2017	579,572

See notes to financial statements.

66

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
1,585,000	Ford Credit Floorplan Master
	Owner Trust
	Series A1, 1.400%, 08/15/2019	$1,577,813
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 0.465%,
	05/25/2036 (a)	92,059
200,000	GE Equipment Small Ticket LLC
	Series 2014-1A, 1.440%,
	10/25/2021 (Acquired 04/02/2014,
	Cost $199,963) (b)	200,538
305,000	Gramercy Park CLO Ltd.
	Series 2014, 0.015%, 07/17/2023
	(Acquired 07/10/2014,
	Cost $305,000) (a)(b)	305,000
	HLSS Servicer Advance Receivables
	Backed Note
370,000	Series 2013-T1, 1.495%, 01/16/2046
	(Acquired 01/16/2013 through
	01/29/2014, Cost $370,822) (b)	370,647
435,000	Series 2013-T3, 1.793%, 05/15/2046
	(Acquired 05/17/2013 and
	08/28/2013, Cost $431,753) (b)	430,821
175,000	Series 2013-T1, 2.289%,
	01/15/2048 (Acquired 01/16/2013,
	Cost $175,000) (a)(b)	173,894
585,000	Hyundai Auto Receivables Trust
	Series 2014-A, 0.790%,
	07/16/2018	584,052
390,000	Limerock CLO
	Series 2014-2A, 1.734%,
	04/18/2026 (Acquired 02/26/2014,
	Cost $389,581) (a)(b)	389,922
280,000	M&T Bank Auto Receivables Trust
	Series 2013-1A, 1.060%,
	11/15/2017 (Acquired 06/10/2014,
	Cost $281,333) (b)	281,458
575,000	Madison Park Funding XI Ltd.
	Series 2013-11A, 1.533%,
	10/23/2025 (Acquired 08/16/2013,
	Cost $574,425) (a)(b)	570,630
250,000	Madison Park Funding XII Ltd.
	Series 2014-12A, 1.723%,
	07/20/2026 (Acquired 05/08/2014,
	Cost $250,000) (a)(b)	250,600
Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
280,000	Magnetite CLO Ltd.
	Series 2014-9A, 1.700%,
	07/25/2026 (Acquired 06/13/2014,
	Cost $279,857) (a)(b)	$279,860
	Mercedes Benz Auto Lease Trust
525,000	Series 2013-B, 0.760%,
	07/15/2019	525,840
1,420,000	Series 2014-A, 0.900%,
	12/16/2019	1,421,185
434,696	Morgan Stanley
	Series 2003-N, 1.175%,
	10/25/2033 (a)	412,610
	Neuberger Berman CLO Ltd.
285,000	Series 2014-16A, 1.704%,
	04/15/2026 (Acquired 02/11/2014,
	Cost $283,803) (a)(b)	284,829
275,000	Series 2014-17A, 1.700%,
	06/30/2026 (Acquired 06/19/2014,
	Cost $275,000) (b)	274,615
12,619	Northstar Education Finance, Inc.
	Series 2005-1, 0.335%,
	10/28/2026 (a)	12,569
280,000	Oak Hill Credit Partners
	Series 2013-8A, 1.354%,
	04/20/2025 (Acquired 04/17/2013,
	Cost $280,000) (a)(b)	276,136
410,000	Octagon Investment Partners XVI Ltd.
	Series 2013-1A, 1.353%,
	07/17/2025 (Acquired 05/15/2013,
	Cost $409,344) (a)(b)	404,383
450,000	OZLM Funding Ltd.
	Series 2013-5A, 1.733%,
	01/17/2026 (Acquired 11/22/2013,
	Cost $449,775) (a)(b)	449,190
	Prestige Auto Receivables Trust
220,000	Series 2013-1A, 1.330%,
	05/15/2019 (Acquired 04/03/2013,
	Cost $219,948) (b)	220,366
120,000	Series 2014-1A, 1.520%,
	04/15/2020 (Acquired 03/18/2014,
	Cost $119,993) (b)	119,630

See notes to financial statements.

67

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
135,000	Series 2014-1A, 1.910%,
	04/15/2020 (Acquired 06/25/2014,
	Cost $135,039) (b)	$134,082
695,000	Race Point VIII CLO Ltd.
	Series 2013-8, 1.479%, 02/20/2025
	(Acquired 02/06/2013,
	Cost $695,000) (a)(b)	691,456
136,622	Residential Asset Mortgage
	Products, Inc.
	Series 2004-R, 0.632%,
	03/25/2034 (a)	135,589
	Santander Drive Auto Receivables Trust
130,000	Series 2012-4, 1.830%,
	03/15/2017	130,534
290,000	Series 2012-5, 1.560%,
	08/15/2018	291,563
250,000	Seneca Park CLO Ltd.
	Series 2014-1A, 1.704%,
	07/17/2026 (Acquired 05/09/2014,
	Cost $249,866) (a)(b)	250,375
250,000	Shackleton CLO Ltd.
	Series 2014-6A, 1.710%,
	07/17/2026 (Acquired 06/12/2014,
	Cost $248,475) (a)(b)	243,316
33,319	SNAAC Auto Receivables Trust
	Series 2013-1A, 1.140%,
	07/16/2018 (Acquired 04/02/2013,
	Cost $33,317) (b)	33,361
225,000	Springleaf Funding Trust
	Series 2014-AA, 2.410%,
	12/15/2022 (Acquired 03/19/2014,
	Cost $224,963) (b)	224,567
250,000	Symphony CLO Ltd.
	Series 2012-8AR, 1.335%,
	01/09/2023 (Acquired 09/15/2014,
	Cost $250,000) (a)(b)	250,000
295,000	Symphony CLO XIV Ltd.
	Series 2014-14A, 1.480%,
	07/14/2026 (Acquired 05/06/2014,
	Cost $295,000) (b)	295,000
Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
58,704	U.S. Education Loan Trust, LLC
	Series 2006-1, 0.364%, 03/01/2025
	(Acquired 08/06/2010,
	Cost $57,383) (a)(b)	$58,675
	Westlake Automobile Receivables
	Trust
120,000	Series 2014-1A, 0.700%,
	05/15/2017 (Acquired 05/20/2014,
	Cost $119,992) (b)	120,022
175,459	Series 2013-1, 1.120%, 01/15/2018
	(Acquired 09/18/2013,
	Cost $175,439) (b)	175,883
	Total Asset Backed Securities
	(Cost $29,197,203)	29,136,332
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 6.49%
160,000	Aventura Mall Trust
	Series 2013-AVM, 3.722%,
	12/05/2032 (Acquired 12/10/2013,
	Cost $164,971) (a)(b)	168,509
	Banc of America Commercial
	Mortgage Trust
230,000	Series 2006-2, 5.920%,
	05/10/2045 (a)	243,038
6,040	Series 2007-5, 5.620%,
	02/10/2051	6,034
150,000	BB-UBS Trust
	Series 2012-SHOW, 3.430%,
	11/05/2036 (Acquired 12/05/2012,
	Cost $155,644) (b)	148,557
	Bear Stearns Commercial Mortgage
	Securities Trust
160,000	Series 2006-PW14, 5.201%,
	12/11/2038	171,730
199,892	Series 2005-PW10, 5.405%,
	12/11/2040 (a)	206,968
3,106,491	Series 2006-PW13, 5.540%,
	09/11/2041	3,301,463
188,187	Series 2007-PW15, 5.331%,
	02/11/2044	200,810

See notes to financial statements.

68

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	CD Commercial Mortgage Trust
232,974	Series TR, 5.400%,
	7/15/2044 (a)	$239,390
255,000	Series 2007-CD4, 5.322%,
	12/11/2049	272,658
113,805	Chase Mortgage Financial Trust
	Series 2007-A1, 2.553%,
	02/25/2037 (a)	109,855
	Citigroup Commercial Mortgage Trust
150,000	Series 2014-GC19, 4.023%,
	03/10/2047	157,642
145,000	Series 2014-GC21, 3.855%,
	05/10/2047	150,300
84,126	Series 2006-C4, 5.974%,
	03/15/2049 (a)	88,966
85,692	COBALT CMBS Commercial
	Mortgage Trust
	Series 2007-C2, 5.484%,
	04/15/2047 (a)	92,568
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%,
	08/10/2030 (Acquired 08/15/2013,
	Cost $122,556) (b)	129,555
110,000	Series 2013-CR9, 4.378%,
	07/10/2045 (a)	118,619
110,000	Series 2013-LC6, 2.941%,
	01/10/2046 (a)	108,157
95,000	Series 2013-CR8, 3.612%,
	06/10/2046 (a)	97,656
150,000	Series 2014-UBS2, 3.961%,
	03/10/2047	157,121
290,000	Series 2014-LC15, 4.006%,
	04/10/2047	304,763
145,000	Series 2014-CCRE17, 3.977%,
	05/10/2047	151,847
235,000	Series 2014-CCRE18, 3.828%,
	07/17/2047	242,968
240,000	Series 2014-UBS4, 3.694%,
	08/12/2047	243,648
224,678	Commercial Mortgage Loan Trust
	Series 2008-LS1, 6.241%,
	12/10/2049 (a)	243,611
Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	Countrywide Home Loans, Inc.
25,426	Series 2004-HYB6, 2.446%,
	11/20/2034 (a)	$24,667
123,495	Series 2005-11, 0.752%,
	03/25/2035 (a)	112,797
112,352	Credit Suisse Commercial Mortgage
	Trust
	Series 2006-C4, 5.467%,
	09/15/2039	119,698
273,534	Credit Suisse First Boston Mortgage
	Securities Corp.
	Series 2005-C1, 5.014%,
	02/18/2038	274,094
140,000	DBUBS Mortgage Trust
	Series 2011-LC2A, 4.537%,
	07/10/2044 (Acquired 06/16/2014,
	Cost $153,482) (b)	153,143
400,000	Four Times Square Trust
	Series 2006-4TS, 5.401%,
	12/13/2028 (Acquired 11/06/2012,
	Cost $455,058) (b)	454,088
145,000	GS Mortgage Securities Corp.
	Series 2012-ALOH, 3.551%,
	04/10/2034 (Acquired 03/08/2013,
	Cost $150,239) (b)	149,445
	GS Mortgage Securities Corp. II
145,000	Series 2012-BWTR, 2.954%,
	11/05/2034 (Acquired 12/11/2012,
	Cost $147,906) (b)	142,590
416,169	Series 2005-GG4, 4.751%,
	07/10/2039	419,518
225,000	GS Mortgage Securities Trust
	Series 2014-GC22, 3.862%,
	06/10/2047	233,268
150,000	GSMS Mortgage Securities Trust
	Series 2014-GC20, 3.998%,
	04/10/2047	157,308
300,000	Hilton USA Trust
	Series 2013-HLT, 2.662%,
	11/05/2030 (Acquired 11/22/2013 and
	07/22/2014, Cost $301,785) (b)	301,543

See notes to financial statements.

69

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	JP Morgan Chase Commercial
	Mortgage Securities Trust
145,000	Series 2012-WLDN, 3.905%,
	05/05/2030 (Acquired
	05/07/2013 and 06/25/2013,
	Cost $146,299) (b)	$149,162
415,000	Series 2005-LDP2, 4.738%,
	07/15/2042	421,023
235,000	Series 2006-LDP7, 6.058%,
	04/15/2045 (a)	249,436
330,530	Series 2006-LDP9, 5.336%,
	05/15/2047	354,462
120,000	Series 2014-C20, 3.805%,
	07/15/2047	123,980
235,000	Series 2007-CB19, 5.891%,
	02/12/2049 (a)	255,755
	JPMBB Commercial Mortgage
	Securities Trust
1,205,000	Series 2013-C12, 3.157%,
	07/15/2045	1,232,799
145,000	Series 2014-C19, 3.997%,
	04/15/2047	152,177
305,000	Series 2014-C21, 3.775%,
	08/16/2047	314,202
180,000	Series 2014-C22, 3.801%,
	09/17/2047	185,319
155,000	JPMorgan Commercial Mortgage
	Securities Corp.
	Series 2012-LC9, 2.840%,
	12/15/2047	151,259
	Lehman Brothers-UBS Commercial
	Mortgage Trust
236,573	Series 2006-C4, 6.029%,
	06/15/2038 (a)	251,908
616,398	Series 2007-C1, 5.424%,
	02/15/2040	664,991
53,212	Series 2007-C2, 5.430%,
	02/15/2040	57,671
230,517	Series 2007-C6, 5.858%,
	07/15/2040 (a)	244,626
Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
280,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.862%,
	05/12/2039 (a)	$295,943
	ML-CFC Commercial Mortgage Trust
295,892	Series 2007-5, 5.378%,
	08/12/2048	316,623
165,000	Series 2007-9, 5.700%,
	09/12/2049	180,999
	Morgan Stanley Bank of America
	Merrill Lynch Trust
35,000	Series 2014-C14, 4.064%,
	02/15/2047	36,909
175,000	Series 2014-C16, 3.892%,
	06/17/2047	181,972
305,000	Series 2014-C17, 3.741%,
	08/16/2047	312,015
	Morgan Stanley Capital I Trust
220,000	Series 2007-IQ14, 5.692%,
	04/15/2049 (a)	239,241
164,560	Series 2007-IQ16, 5.809%,
	12/12/2049	180,061
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%,
	07/15/2045 (Acquired 08/15/2012,
	Cost $147,584) (b)	143,490
	Springleaf Mortgage Loan Trust
162,247	Series 2013-1A, 1.270%,
	06/25/2058 (Acquired 04/03/2013,
	Cost $162,235) (a)(b)	162,098
290,470	Series 2013-2, 1.780%, 12/25/2065
	(Acquired 07/03/2013,
	Cost $287,523) (a)(b)	290,707
155,171	Series 2013-2, 3.520%, 12/25/2065
	(Acquired 07/03/2013,
	Cost $149,465) (b)	158,959
118,035	TIAA Seasoned Commercial
	Mortgage Trust
	Series 2007-C4, 5.573%,
	08/15/2039 (a)	118,709

See notes to financial statements.

70

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
280,000	Wachovia Bank Commercial
	Mortgage Trust
	Series 2005-C18, 4.935%,
	04/15/2042	$281,801
	Wells Fargo-RBS Commercial
	Mortgage Trust
805,000	Series 2014-C19, 3.660%,
	03/15/2047	834,647
230,000	Series 2014-LC14, 4.045%,
	03/15/2047	242,003
290,000	Series 2014-C20, 3.995%,
	05/17/2047	304,171
175,000	Series 2014-C21, 3.678%,
	08/16/2047	179,760
235,000	Series 2014-LC16, 3.817%,
	08/15/2050	242,280
	Total Collateralized Mortgage
	Obligations (Cost $19,488,115)	19,409,750
	CORPORATE OBLIGATIONS - 36.55%
	Aerospace & Defense - 0.36%
315,000	L-3 Communications Corp.
	3.950%, 05/28/2024	313,167
740,000	United Technologies Corp.
	1.800%, 06/01/2017	751,419
		1,064,586
	Auto Parts & Equipment - 0.21%
610,000	Delphi Corp.
	4.150%, 03/15/2024	623,468
	Banks - 5.28%
275,000	Abbey National Treasury Services
	PLC/London
	2.350%, 09/10/2019 (c)	271,796
	Bank of America Corp.
550,000	2.600%, 01/15/2019	549,260
535,000	7.625%, 06/01/2019	646,961
175,000	5.875%, 01/05/2021	200,988
515,000	4.100%, 07/24/2023	526,343
115,000	4.200%, 08/26/2024 (c)	114,143
200,000	6.110%, 01/29/2037	229,663
110,000	7.750%, 05/14/2038	149,106
935,000	5.000%, 01/21/2044	990,244
Principal Amount		Value
	Banks (Continued)
200,000	Barclays Bank Plc
	3.750%, 05/15/2024	$199,150
	BPCE SA
415,000	2.500%, 12/10/2018	416,424
220,000	5.150%, 07/21/2024
	(Acquired 01/13/2014,
	Cost $219,593) (b)	227,148
805,000	Branch Banking & Trust Co.
	1.450%, 10/03/2016	812,388
250,000	Capital One NA/Mclean VA
	1.500%, 09/05/2017	249,084
	Citigroup, Inc.
180,000	4.450%, 01/10/2017	191,889
150,000	8.500%, 05/22/2019	187,681
1,570,000	2.500%, 07/29/2019	1,557,063
125,000	6.125%, 08/25/2036	143,776
135,000	6.675%, 09/13/2043	166,051
450,000	Deutsche Bank AG
	1.350%, 05/30/2017	447,211
760,000	Glitnir Bank
	6.693%, 06/15/2016
	(Acquired 06/14/2006 and
	06/21/2006, Cost $758,848)
	(a)(d)(e)(g)	3,952
200,000	HSBC Holdings Plc
	6.800%, 06/01/2038	257,395
	JPMorgan Chase & Co.
260,000	1.350%, 02/15/2017	259,584
335,000	4.250%, 10/15/2020	357,704
400,000	4.500%, 01/24/2022	429,240
60,000	3.375%, 05/01/2023	57,540
70,000	3.625%, 05/13/2024 (c)	69,617
580,000	3.875%, 09/10/2024	569,295
180,000	5.625%, 08/16/2043	200,212
250,000	Kaupthing Bank Hf
	7.125%, 05/19/2016
	(Acquired 05/12/2006,
	Cost $248,680) (d)(e)	4,688
230,000	KeyCorp
	5.100%, 03/24/2021	256,543
535,000	PNC Funding Corp.
	3.300%, 03/08/2022	538,727

See notes to financial statements.

71

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Banks (Continued)
275,000	Royal Bank of Scotland Plc
	5.125%, 05/28/2024	$270,713
625,000	SunTrust Banks, Inc.
	3.500%, 01/20/2017	655,884
875,000	Toronto-Dominion Bank
	2.625%, 09/10/2018	895,511
1,410,000	U.S. Bancorp
	1.950%, 11/15/2018	1,408,498
	Wells Fargo & Co.
400,000	2.150%, 01/15/2019	400,862
155,000	3.450%, 02/13/2023	152,474
140,000	4.125%, 08/15/2023	144,910
250,000	3.300%, 09/09/2024	245,568
80,000	5.375%, 11/02/2043	87,712
216,000	5.606%, 01/15/2044	244,350
		15,787,348
	Beverages - 0.30%
120,000	Anheuser-Busch InBev
	Worldwide, Inc.
	0.800%, 07/15/2015	120,377
770,000	Diageo Capital Plc
	1.500%, 05/11/2017	774,348
		894,725
	Biotechnology - 0.43%
	Amgen, Inc.
150,000	3.625%, 05/22/2024	148,937
375,000	4.950%, 10/01/2041	389,889
270,000	Celgene Corp.
	5.250%, 08/15/2043	294,256
230,000	Genzyme Corp.
	5.000%, 06/15/2020	259,504
195,000	Gilead Sciences, Inc.
	4.800%, 04/01/2044	205,755
		1,298,341
	Capital Markets - 2.98%
880,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	1,024,548
	Goldman Sachs Group, Inc.
835,000	5.950%, 01/18/2018	935,484
460,000	4.000%, 03/03/2024	463,845
290,000	6.750%, 10/01/2037	346,852
Principal Amount		Value
	Capital Markets (Continued)
	Morgan Stanley
605,000	1.750%, 02/25/2016	$611,663
350,000	5.950%, 12/28/2017	392,296
275,000	2.500%, 01/24/2019 (c)	275,298
70,000	4.875%, 11/01/2022	74,077
770,000	4.350%, 09/08/2026	758,512
1,130,000	State Street Corp.
	2.875%, 03/07/2016	1,166,691
	The Bank of New York Mellon Corp.
985,000	2.300%, 07/28/2016	1,011,670
880,000	2.200%, 03/04/2019	880,848
55,000	The Goldman Sachs Group, Inc.
	3.850%, 07/08/2024	54,742
805,000	Wachovia Corp.
	5.750%, 02/01/2018	908,107
		8,904,633
	Chemicals - 0.97%
	Dow Chemical Co.
445,000	4.250%, 11/15/2020	475,402
315,000	3.000%, 11/15/2022	304,321
595,000	LYB International Finance BV
	4.000%, 07/15/2023 (c)	616,721
	Monsanto Co.
915,000	1.150%, 06/30/2017	909,382
605,000	4.400%, 07/15/2044	602,049
		2,907,875
	Commercial Services & Supplies - 0.23%
650,000	International Lease Finance Corp.
	5.750%, 05/15/2016	680,469
	Communications Equipment - 0.19%
575,000	Cisco Systems, Inc.
	2.125%, 03/01/2019 (c)	575,072
	Computers & Peripherals - 0.68%
1,075,000	Apple, Inc.
	2.400%, 05/03/2023 (c)	1,017,658
800,000	EMC Corp.
	1.875%, 06/01/2018	795,977
200,000	Hewlett-Packard Co.
	3.000%, 09/15/2016	207,083
		2,020,718

See notes to financial statements.

72

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Consumer Finance - 2.11%
457,000	American Express Co.
	4.050%, 12/03/2042	$434,187
	American Express Credit Corp.
535,000	1.300%, 07/29/2016	538,810
775,000	2.125%, 03/18/2019	772,643
580,000	Capital One Financial Corp.
	2.450%, 04/24/2019	578,186
715,000	Caterpillar Financial Services Corp.
	1.625%, 06/01/2017	722,672
	John Deere Capital Corp.
565,000	1.050%, 10/11/2016	566,579
675,000	1.300%, 03/12/2018	663,846
290,000	Paccar Financial Corp.
	1.100%, 06/06/2017	288,707
565,000	PACCAR Financial Corp.
	1.150%, 08/16/2016	569,768
	Toyota Motor Credit Corp.
605,000	2.050%, 01/12/2017	618,991
565,000	2.125%, 07/18/2019	563,794
		6,318,183
	Diversified Financial Services - 1.47%
380,000	Credit Suisse
	1.375%, 05/26/2017 (c)	378,096
	Ford Motor Credit Co. LLC
325,000	2.750%, 05/15/2015	329,292
200,000	5.875%, 08/02/2021	230,294
	General Electric Capital Corp.
210,000	5.300%, 02/11/2021 (c)	236,873
950,000	3.150%, 09/07/2022	947,819
685,000	5.875%, 01/14/2038 (c)	827,913
450,000	Hutchison Whampoa International Ltd.
	3.500%, 01/13/2017
	(Acquired 09/06/2012,
	Cost $463,548) (b)	472,203
585,000	National Rural Utilities Cooperative
	Finance Corp.
	5.450%, 04/10/2017	646,125
300,000	NCUA Guaranteed Notes
	Series 2011-M1, 3.000%,
	06/12/2019	315,294
		4,383,909
Principal Amount		Value
	Diversified Manufacturing - 0.36%
575,000	Cooper U.S., Inc.
	3.875%, 12/15/2020	$609,724
405,000	Tyco Electronics Group SA
	6.550%, 10/01/2017	461,488
		1,071,212
	Diversified Telecommunication Services - 1.02%
185,000	AT&T, Inc.
	4.800%, 06/15/2044 (c)	182,988
	Verizon Communications, Inc.
252,000	2.625%, 02/21/2020
	(Acquired 09/11/2013,
	Cost $235,119) (b)(c)	248,839
250,000	3.500%, 11/01/2021	253,321
1,225,000	5.150%, 09/15/2023	1,357,511
515,000	6.400%, 09/15/2033	628,487
234,000	6.550%, 09/15/2043	292,782
83,000	5.012%, 08/21/2054
	(Acquired 09/11/2013,
	Cost $65,397) (b)	83,394
		3,047,322
	Electric Utilities - 0.92%
100,000	American Electric Power Co., Inc.
	1.650%, 12/15/2017	100,034
355,000	Duke Energy Corp.
	3.550%, 09/15/2021	368,480
160,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	180,356
100,000	Massachusetts Electric Co.
	5.900%, 11/15/2039
	(Acquired 07/09/2013,
	Cost $114,295) (b)	123,905
150,000	Progress Energy, Inc.
	3.150%, 04/01/2022	150,770
535,000	PSI Energy, Inc.
	6.050%, 06/15/2016	580,650
285,000	Sierra Pacific Power Co.
	3.375%, 08/15/2023	289,196
395,000	The Southern Co.
	2.150%, 09/01/2019	391,497
485,000	Union Electric Co.
	6.700%, 02/01/2019	576,168
		2,761,056

See notes to financial statements.

73

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Energy Equipment & Services - 0.26%
770,000	Halliburton Co.
	3.250%, 11/15/2021	$790,406
	Engineering Construction - 0.13%
400,000	ABB Finance USA, Inc.
	2.875%, 05/08/2022	396,008
	Food & Staples Retailing - 0.24%
165,000	Sysco Corp.
	2.350%, 10/02/2019	165,197
	Wal-Mart Stores, Inc.
315,000	1.000%, 04/21/2017	314,930
175,000	6.500%, 08/15/2037	232,867
		712,994
	Food Products - 0.13%
85,000	ConAgra Foods, Inc.
	1.350%, 09/10/2015	85,460
200,000	Grupo Bimbo SAB de CV
	4.875%, 06/27/2044
	(Acquired 07/15/2014,
	Cost $195,240) (b)	194,972
100,000	Kraft Foods Group, Inc.
	5.000%, 06/04/2042	104,944
		385,376
	Health Care Equipment & Supplies - 0.53%
630,000	Baxter International, Inc.
	1.850%, 06/15/2018	627,936
480,000	Becton, Dickinson & Co.
	3.250%, 11/12/2020	497,154
465,000	CareFusion Corp.
	3.875%, 05/15/2024	465,253
		1,590,343
	Health Care Providers & Services - 1.48%
	Aetna, Inc.
635,000	2.750%, 11/15/2022	608,421
445,000	4.750%, 03/15/2044 (c)	454,234
550,000	Cardinal Health, Inc.
	3.200%, 03/15/2023	539,483
325,000	Express Scripts Holding Co.
	3.125%, 05/15/2016	336,756
	Humana, Inc.
730,000	3.150%, 12/01/2022	713,866
375,000	3.850%, 10/01/2024	375,522
Principal Amount		Value
	Health Care Providers & Services (Continued)
320,000	McKesson Corp.
	1.292%, 03/10/2017	$319,056
	UnitedHealth Group, Inc.
490,000	1.625%, 03/15/2019 (c)	480,218
305,000	3.950%, 10/15/2042	284,914
	WellPoint, Inc.
150,000	5.850%, 01/15/2036	176,869
125,000	5.100%, 01/15/2044	133,332
		4,422,671
	Industrial - 0.14%
420,000	Pentair Finance SA
	3.150%, 09/15/2022	409,791
	Industrial Conglomerates - 0.21%
555,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018	625,916
	Insurance - 1.71%
	American International Group, Inc.
225,000	4.125%, 02/15/2024	234,172
400,000	4.500%, 07/16/2044 (c)	396,785
565,000	Berkshire Hathaway Finance Corp.
	0.950%, 08/15/2016 (c)	567,323
605,000	CNA Financial Corp.
	7.350%, 11/15/2019	728,693
420,000	Liberty Mutual Group, Inc.
	4.250%, 06/15/2023
	(Acquired 07/22/2014,
	Cost $435,086) (b)	430,027
1,365,000	Loews Corp.
	5.250%, 03/15/2016	1,453,588
	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	101,724
200,000	4.050%, 10/15/2023	210,071
95,000	3.500%, 03/10/2025	93,627
140,000	MetLife, Inc.
	4.368%, 09/15/2023	149,940
425,000	New York Life Global Funding
	3.000%, 05/04/2015
	(Acquired 03/19/2012,
	Cost $429,319) (b)(c)	431,834
285,000	Trinity Acquisition Plc
	4.625%, 08/15/2023	297,249
		5,095,033

See notes to financial statements.

74

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Internet Software & Services - 0.17%
520,000	eBay, Inc.
	1.350%, 07/15/2017	$518,177
	IT Services - 0.17%
495,000	MasterCard, Inc.
	3.375%, 04/01/2024	498,697
	Machinery - 0.67%
580,000	Caterpillar, Inc.
	3.400%, 05/15/2024 (c)	585,910
615,000	Cummins, Inc.
	3.650%, 10/01/2023	639,659
	Eaton Corp.
450,000	5.600%, 05/15/2018	506,334
290,000	2.750%, 11/02/2022	280,109
		2,012,012
	Media - 1.28%
225,000	CBS Corp.
	3.700%, 08/15/2024	222,649
900,000	Comcast Corp.
	5.875%, 02/15/2018	1,021,383
195,000	COX Communications, Inc.
	2.950%, 06/30/2023
	(Acquired 04/24/2013,
	Cost $194,142) (b)(c)	182,862
	DIRECTV Holdings, LLC
325,000	1.750%, 01/15/2018	323,689
285,000	6.350%, 03/15/2040 (c)	333,230
	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017	272,831
250,000	6.750%, 07/01/2018	290,926
40,000	5.000%, 02/01/2020	44,502
100,000	5.500%, 09/01/2041	112,984
	Time Warner, Inc.
350,000	4.700%, 01/15/2021	383,560
225,000	7.625%, 04/15/2031	304,491
135,000	6.500%, 11/15/2036	162,946
145,000	Viacom, Inc.
	5.850%, 09/01/2043	161,706
		3,817,759
Principal
Amount		Value
	Metals & Mining - 0.60%
420,000	BHP Billiton Finance USA Ltd.
	1.625%, 02/24/2017	$424,504
70,000	Freeport-McMoRan Copper &
	Gold, Inc.
	3.550%, 03/01/2022	68,466
	Nucor Corp.
285,000	4.125%, 09/15/2022 (c)	300,651
285,000	4.000%, 08/01/2023	292,440
430,000	Rio Tinto Finance USA Ltd.
	2.500%, 05/20/2016	441,337
	Xstrata Finance Canada Ltd.
140,000	2.700%, 10/25/2017
	(Acquired 10/18/2012,
	Cost $139,765) (a)(b)	142,440
135,000	4.250%, 10/25/2022
	(Acquired 10/18/2012,
	Cost $134,658) (b)	135,521
		1,805,359
	Multi-Utilities - 0.91%
430,000	Delmarva Power & Light Co.
	3.500%, 11/15/2023	441,397
550,000	Dominion Resources, Inc.
	1.400%, 09/15/2017	546,546
395,000	Sempra Energy
	6.500%, 06/01/2016	431,164
1,175,000	Xcel Energy, Inc.
	5.613%, 04/01/2017	1,294,240
		2,713,347
	Oil & Gas - 3.54%
150,000	Anadarko Petroleum Corp.
	8.700%, 03/15/2019	188,840
	Canadian Natural Resources Ltd.
690,000	3.450%, 11/15/2021	710,518
105,000	3.800%, 04/15/2024	106,530
200,000	Cenovus Energy, Inc.
	5.200%, 09/15/2043	214,761
200,000	CNOOC Finance 2013 Ltd.
	3.000%, 05/09/2023	186,190
910,000	ConocoPhillips
	6.650%, 07/15/2018	1,064,542

See notes to financial statements.

75

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Oil & Gas (Continued)
450,000	Enable Midstream Partners LP
	3.900%, 05/15/2024
	(Acquired 05/19/2014,
	Cost $449,492) (b)	$448,459
225,000	Enbridge, Inc.
	3.500%, 06/10/2024	221,846
	Energy Transfer Partners LP
505,000	4.150%, 10/01/2020	525,079
175,000	5.200%, 02/01/2022	187,913
150,000	5.950%, 10/01/2043	161,376
120,000	Hess Corp.
	1.300%, 06/15/2017	119,623
690,000	Husky Energy, Inc.
	3.950%, 04/15/2022	716,294
365,000	LUKOIL International Finance B.V.
	3.416%, 04/24/2018
	(Acquired 04/17/2013,
	Cost $365,000) (b)	342,644
295,000	Marathon Petroleum Corp.
	3.625%, 09/15/2024	289,360
	Nexen, Inc.
100,000	5.875%, 03/10/2035	114,903
100,000	7.500%, 07/30/2039	138,380
	Petrobras International Finance Co.
260,000	3.500%, 02/06/2017	265,169
85,000	5.375%, 01/27/2021	86,344
250,000	6.875%, 01/20/2040	260,710
	Phillips 66
480,000	2.950%, 05/01/2017	499,032
545,000	4.300%, 04/01/2022	579,518
960,000	Schlumberger Investment SA
	3.650%, 12/01/2023	995,369
1,150,000	Shell International Finance BV
	1.125%, 08/21/2017	1,145,006
230,000	Spectra Energy Partners LP
	4.600%, 06/15/2021	250,099
	Williams Partners LP
180,000	4.300%, 03/04/2024	183,946
575,000	3.900%, 01/15/2025	571,936
		10,574,387
Principal
Amount		Value
	Pharmaceuticals - 1.01%
	AbbVie, Inc.
455,000	1.750%, 11/06/2017	$453,788
330,000	2.900%, 11/06/2022	316,083
895,000	GlaxoSmithKline Capital Plc
	1.500%, 05/08/2017	901,641
	Sanofi-Aventis SA
875,000	1.250%, 04/10/2018 (c)	863,164
445,000	4.000%, 03/29/2021	478,596
		3,013,272
	Pipelines - 1.03%
	DCP Midstream Operating LP
320,000	2.700%, 04/01/2019	321,122
320,000	5.600%, 04/01/2044	353,192
490,000	Enterprise Products Operating LLC
	6.125%, 10/15/2039	593,008
300,000	Plains All American Pipeline L.P. /
	PAA Finance Corp.
	4.700%, 06/15/2044	298,336
645,000	Spectra Energy Capital LLC
	5.650%, 03/01/2020	721,426
560,000	TransCanada Pipelines Ltd.
	7.625%, 01/15/2039	790,568
		3,077,652
	Real Estate - 1.83%
445,000	Boston Properties LP
	3.125%, 09/01/2023	428,578
135,000	Brandywine Operating Partnership LP
	4.100%, 10/01/2024	133,655
145,000	Duke Realty LP
	3.875%, 02/15/2021	149,547
285,000	ERP Operating LP
	3.000%, 04/15/2023	275,325
445,000	HCP, Inc.
	5.375%, 02/01/2021	497,219
75,000	Health Care Property Investments, Inc.
	6.000%, 01/30/2017	82,884
	Health Care REIT, Inc.
440,000	4.125%, 04/01/2019	469,217
455,000	5.250%, 01/15/2022	504,149
190,000	Kimco Realty Corp.
	3.200%, 05/01/2021	189,834

See notes to financial statements.

76

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Real Estate (Continued)
	Liberty Property LP
275,000	5.500%, 12/15/2016	$298,395
25,000	4.125%, 06/15/2022	25,946
25,000	3.375%, 06/15/2023	24,303
500,000	ProLogis LP
	4.250%, 08/15/2023	517,040
161,000	Realty Income Corp.
	3.250%, 10/15/2022	157,618
950,000	Simon Property Group LP
	2.200%, 02/01/2019	953,587
65,000	UDR, Inc.
	3.700%, 10/01/2020	67,203
	Ventas Realty LP
260,000	2.000%, 02/15/2018	260,264
150,000	2.700%, 04/01/2020	147,759
250,000	5.700%, 09/30/2043	288,844
		5,471,367
	Road & Rail - 0.40%
355,000	Burlington Northern Santa Fe LLC
	7.950%, 08/15/2030	496,343
309,000	Canadian Pacific Railway Ltd.
	4.500%, 01/15/2022	338,839
275,000	CSX Corp.
	6.150%, 05/01/2037	342,095
		1,177,277
	Semiconductor & Semiconductor
	Equipment - 0.81%
	Altera Corp.
245,000	1.750%, 05/15/2017	246,447
300,000	2.500%, 11/15/2018	303,013
430,000	Analog Devices, Inc.
	3.000%, 04/15/2016	443,490
480,000	Applied Materials, Inc.
	2.650%, 06/15/2016	493,502
400,000	Intel Corp.
	3.300%, 10/01/2021	412,039
225,000	TSMC Global Ltd.
	1.625%, 04/03/2018
	(Acquired 03/27/2013,
	Cost $224,849) (b)	222,554

Principal
Amount		Value
	Semiconductor & Semiconductor
	Equipment (Continued)
315,000	Xilinx, Inc.
	2.125%, 03/15/2019	$313,381
		2,434,426
	Software - 0.45%
	Oracle Corp.
600,000	2.250%, 10/08/2019	597,941
150,000	2.800%, 07/08/2021	149,109
600,000	4.300%, 07/08/2034	605,529
		1,352,579
	Specialty Retail - 0.46%
260,000	AutoZone, Inc.
	4.000%, 11/15/2020	275,972
	Home Depot, Inc.
285,000	2.700%, 04/01/2023	276,278
200,000	5.875%, 12/16/2036	247,084
	Lowe’s Cos., Inc.
290,000	3.875%, 09/15/2023	304,480
290,000	4.250%, 09/15/2044	283,774
		1,387,588
	Telecommunications - 0.07%
210,000	SBA Tower Trust
	3.598%, 04/15/2018
	(Acquired 04/04/2013,
	Cost $210,000) (b)	210,477
	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc.
	4.625%, 04/19/2016	63,226
	Tobacco - 0.02%
34,000	Altria Group, Inc.
	9.700%, 11/10/2018	43,837
	Trucking - 0.23%
	Penske Truck Leasing Co., L.P.
400,000	3.125%, 05/11/2015
	(Acquired 05/08/2012,
	Cost $399,774) (b)	405,713
35,000	4.875%, 07/11/2022
	(Acquired 07/16/2013,
	Cost $35,890) (b)	37,674
250,000	Ryder Systems, Inc.
	2.450%, 09/03/2019	248,885
		692,272

See notes to financial statements.

77

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Wireless Telecommunication Services - 0.54%
680,000	Rogers Communications, Inc.
	5.000%, 03/15/2044	$695,975
915,000	Vodafone Group Plc
	1.500%, 02/19/2018 (c)	902,442
		1,598,417
	Total Corporate Obligations
	(Cost $107,331,072)	109,229,583
	FOREIGN GOVERNMENT DEBT
	OBLIGATIONS - 0.37%
275,000	Brazilian Government International
	Bond
	5.875%, 01/15/2019	310,750
	Federal Government of Mexico
222,000	4.750%, 03/08/2044	221,445
300,000	5.750%, 10/12/2110	311,250
250,000	Republic of Colombia
	4.375%, 07/12/2021	265,000
	Total Foreign Government Debt
	Obligations (Cost $1,017,323)	1,108,445
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY - 26.20%
	Federal Home Loan Mortgage Corp.
340,529	Series 2590, 5.000%,
	03/15/2018	358,067
800,000	Series K-703, 2.699%,
	05/25/2018 (a)	827,005
5,395	Pool #E9-9763
	4.500%, 09/01/2018	5,709
4,811	Pool #E9-9764
	4.500%, 09/01/2018	5,086
600,000	Series K-705, 2.303%,
	09/25/2018 (a)	609,604
900,000	Series K-706, 2.323%,
	10/25/2018	914,446
600,000	Series K-709, 2.086%,
	03/25/2019	602,064
121,064	Pool #D9-6291
	4.500%, 09/01/2023	130,667
288,022	Pool #G1-3624
	5.000%, 08/01/2024	313,391

Principal
Amount		Value
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY
	(Continued)
3,602,177	Pool #J2-5769
	3.500%, 09/01/2028	$3,806,177
3,389,960	Pool #U7-9038
	3.000%, 11/01/2028	3,486,416
366,604	Series 2329, 6.500%,
	06/15/2031	415,538
188,797	Series 2338, 6.500%,
	07/15/2031	215,039
328,892	Pool #78-0447
	2.375%, 04/01/2033 (a)	350,650
603,134	Pool #MA1870
	4.500%, 04/01/2034	656,940
256	Pool #A4-3129
	5.500%, 02/01/2036	287
1,134,425	Pool #C0-3815
	3.500%, 03/01/2042	1,160,813
891,148	Pool #U9-0688
	4.000%, 05/01/2042	943,140
2,014,816	Pool #Q0-9949
	3.000%, 08/01/2042	1,992,684
	Federal National Mortgage Association
528,000	Pool #468123
	3.840%, 05/01/2018	564,366
1,617	Pool #685505
	5.000%, 05/01/2018	1,710
1,676	Pool #705709
	5.000%, 05/01/2018	1,771
1,404,860	Pool #AI4868
	4.000%, 06/01/2026	1,500,726
1,161,951	Pool #AJ8325
	3.000%, 12/01/2026	1,201,228
1,236,884	Pool #AB5907
	3.000%, 08/01/2027	1,278,733
1,561,537	Pool #AQ5095
	3.000%, 11/01/2027	1,614,372
918,254	Pool #AL2877
	3.500%, 01/01/2028	967,726
178,128	Pool #544859
	2.435%, 08/01/2029 (a)	186,006
289,497	Pool #786848
	7.000%, 10/01/2031	338,273

See notes to financial statements.

78

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount		Value
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY
	(Continued)
9,810	Pool #727181
	5.000%, 08/01/2033	$10,918
4,729	Pool #730727
	5.000%, 08/01/2033	5,263
1,364	Pool #741862
	5.500%, 09/01/2033	1,532
145,172	Pool #MA1689
	4.000%, 12/01/2033	154,574
1,932	Pool #766197
	5.500%, 02/01/2034	2,170
297	Pool #776974
	5.500%, 04/01/2034	337
273,330	Pool #888504 2.190%,
	04/01/2034 (a)	293,124
11,495	Pool #775776
	5.500%, 05/01/2034	12,908
270,415	Pool #802783
	2.205%, 10/01/2034 (a)	289,847
11,695	Pool #781629
	5.500%, 12/01/2034	13,131
353	Pool #806098
	6.000%, 12/01/2034	399
11,623	Pool #822815
	5.500%, 04/01/2035	13,049
10,974	Pool #357850
	5.500%, 07/01/2035	12,334
9,599	Pool #820242
	5.000%, 07/01/2035	10,671
2,316	Pool #838452
	5.500%, 09/01/2035	2,607
9,466	Pool #865854
	6.000%, 03/01/2036	10,693
19,639	Pool #891474
	6.000%, 04/01/2036	22,509
14,782	Pool #906000
	6.000%, 01/01/2037	16,692
159	Pool #928062
	5.500%, 02/01/2037	179
250	Pool #899119
	5.500%, 04/01/2037	278
234	Pool #938488
	5.500%, 05/01/2037	260

Principal
Amount		Value
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY
	(Continued)
382	Pool #970131
	5.500%, 03/01/2038	$428
231	Pool #981313
	5.500%, 06/01/2038	257
382	Pool #985108
	5.500%, 07/01/2038	427
187	Pool #964930
	5.500%, 08/01/2038	210
206	Pool #987032
	5.500%, 08/01/2038	231
311	Pool #968371
	5.500%, 09/01/2038	350
138	Pool #993050
	5.500%, 12/01/2038	154
48,151	Pool #993579
	4.000%, 05/01/2039	50,828
11,962	Pool #AA5840
	4.000%, 06/01/2039	12,627
150,353	Pool #AA7670
	4.500%, 06/01/2039	162,730
106,409	Pool #AA8715
	4.000%, 06/01/2039	113,010
12,896	Pool #AA9133
	4.500%, 08/01/2039	14,093
27,632	Pool #AC2861
	4.500%, 08/01/2039	30,189
61,463	Pool #AC6121
	4.500%, 11/01/2039	67,143
10,781	Pool #AC8372
	4.500%, 12/01/2039	11,733
437,958	Pool #AD0586
	4.500%, 12/01/2039	478,482
389,845	Pool #AD5574
	5.000%, 04/01/2040	430,976
1,304,292	Pool #AD4062
	5.000%, 05/01/2040	1,445,708
2,397,294	Pool #AD6929
	5.000%, 06/01/2040	2,661,832
81,310	Pool #AD7793
	4.500%, 07/01/2040	87,921
27,111	Pool #AD9896
	4.000%, 08/01/2040	28,618

See notes to financial statements.

79

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount		Value
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY
	(Continued)
886,141	Pool #AE0217
	4.500%, 08/01/2040	$959,427
33,508	Pool #AB1500
	4.000%, 09/01/2040	35,371
26,943	Pool #AD9856
	4.000%, 09/01/2040	28,440
29,131	Pool #AE2559
	4.000%, 09/01/2040	30,751
9,098	Pool #AE2562
	4.000%, 09/01/2040	9,603
11,872	Pool #AE2566
	4.000%, 09/01/2040	12,532
600,000	Pool #TBA,
	3.500%, 10/01/2040 (f)	613,313
69,645	Pool #AE4124
	4.000%, 10/01/2040	73,517
38,929	Pool #AE4888
	4.000%, 10/01/2040	41,093
46,072	Pool #AE3916
	4.000%, 11/01/2040	48,634
7,496	Pool #AE5147
	4.000%, 11/01/2040	7,913
86,619	Pool #AE8715
	4.000%, 11/01/2040	91,434
900,549	Pool #AE0698
	4.500%, 12/01/2040	974,443
9,703	Pool #AH0006
	4.000%, 12/01/2040	10,243
26,956	Pool #AH0020
	4.000%, 12/01/2040	28,455
54,781	Pool #AH0599
	4.000%, 12/01/2040	57,826
22,316	Pool #AH0601
	4.000%, 12/01/2040	23,556
36,725	Pool #AH1263
	4.000%, 01/01/2041	38,767
575,401	Pool #AB2265
	4.000%, 02/01/2041	610,336
11,744	Pool #AH4659
	4.000%, 02/01/2041	12,397
169,223	Pool #AH5653
	4.000%, 02/01/2041	178,630

Principal
Amount		Value
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY
	(Continued)
279,620	Pool #AL0934
	5.000%, 02/01/2041	$313,539
1,358,284	Pool #AB2537
	5.000%, 03/01/2041	1,501,476
369,692	Pool #AD1889
	4.500%, 03/01/2041	399,856
20,870	Pool #AH6150
	4.000%, 03/01/2041	22,031
1,205,791	Pool #AH8854
	4.500%, 04/01/2041	1,305,723
207,901	Pool #AL0215
	4.500%, 04/01/2041	225,092
1,677,924	Pool #AL0247
	4.000%, 04/01/2041	1,779,902
206,274	Pool #AL0187
	5.000%, 05/01/2041	228,128
2,232,610	Pool #AL0208
	4.500%, 05/01/2041	2,417,347
33,019	Pool #AL0456
	5.000%, 06/01/2041	36,520
1,161,887	Pool #AB3395
	4.500%, 08/01/2041	1,258,183
154,608	Pool #AI8842
	4.500%, 08/01/2041	167,302
36,485	Pool #AJ1080
	4.500%, 09/01/2041	39,447
58,310	Pool #AL0815
	4.000%, 09/01/2041	61,947
20,498	Pool #AJ1562
	4.000%, 10/01/2041	21,777
22,371	Pool #AJ1972
	4.000%, 10/01/2041	23,766
2,907,283	Pool #AJ2212
	4.500%, 10/01/2041	3,160,794
39,972	Pool #AJ3146
	4.500%, 10/01/2041	43,246
30,557	Pool #AJ4756
	4.000%, 10/01/2041	32,463
1,196,859	Pool #AB3876
	4.000%, 11/01/2041	1,263,393
24,437	Pool #AJ3330
	4.000%, 11/01/2041	25,963

See notes to financial statements.

80

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount		Value
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY
	(Continued)
26,897	Pool #AJ4549
	4.000%, 11/01/2041	$28,575
20,388	Pool #AJ4698
	4.000%, 11/01/2041	21,660
42,609	Pool #AJ5424
	4.000%, 11/01/2041	45,269
20,801	Pool #AJ7840
	4.000%, 11/01/2041	22,095
26,728	Pool #AB3995
	4.000%, 12/01/2041	28,396
27,439	Pool #AI0848
	4.000%, 12/01/2041	29,151
24,218	Pool #AJ4187
	4.000%, 12/01/2041	25,729
32,160	Pool #AJ5736
	4.000%, 12/01/2041	34,167
23,350	Pool #AJ5968
	4.000%, 12/01/2041	24,648
33,227	Pool #AJ6061
	4.000%, 12/01/2041	35,300
22,204	Pool #AJ7868
	4.000%, 12/01/2041	23,590
44,964	Pool #AJ8104
	4.000%, 12/01/2041	47,766
26,231	Pool #AJ8109
	4.000%, 12/01/2041	27,869
20,829	Pool #AJ8171
	4.000%, 12/01/2041	22,128
33,199	Pool #AJ8341
	4.000%, 12/01/2041	35,271
53,083	Pool #AJ8436
	4.000%, 12/01/2041	56,388
22,680	Pool #AJ8912
	4.000%, 12/01/2041	24,096
26,383	Pool #AJ9248
	4.000%, 12/01/2041	28,030
34,639	Pool #AJ2446
	4.000%, 01/01/2042	36,564
33,416	Pool #AJ7538
	4.000%, 01/01/2042	35,502
14,050	Pool #AJ8001
	4.000%, 01/01/2042	14,832

Principal
Amount		Value
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY
	(Continued)
32,411	Pool #AJ8369
	4.000%, 01/01/2042	$34,434
29,690	Pool #AJ9162
	4.000%, 01/01/2042	31,543
163,296	Pool #AJ9330
	4.000%, 01/01/2042	173,492
19,396	Pool #AJ9779
	4.000%, 01/01/2042	20,607
25,884	Pool #AK0170
	4.000%, 01/01/2042	27,501
56,624	Pool #AK0543
	4.000%, 01/01/2042	60,159
21,638	Pool #AK0563
	4.000%, 01/01/2042	22,989
47,957	Pool #AK1827
	4.000%, 01/01/2042	50,947
920,079	Pool #AL2752
	5.000%, 03/01/2042	1,020,487
172,247	Pool #AB5529
	4.000%, 07/01/2042	182,137
2,403,811	Pool #AK0080
	4.000%, 08/01/2042	2,537,646
307,495	Pool #AB6228
	3.500%, 09/01/2042	314,994
5,400,000	Pool #TBA
	3.000%, 10/15/2042 (f)	5,323,640
277,658	Pool #AL3896
	4.500%, 01/01/2043	300,812
560,800	Pool #AQ9316
	2.500%, 01/01/2043	531,902
2,133,318	Pool #AQ9345
	3.500%, 01/01/2043	2,185,004
1,751,820	Pool #AS3135
	3.500%, 08/01/2044	1,793,544
	Government National Mortgage Association
30,977	Pool #614436X
	5.000%, 08/15/2033	34,116
429,191	Pool #618907X
	5.000%, 09/15/2033	476,962
51,182	Pool #605098X
	5.000%, 03/15/2034	56,623

See notes to financial statements.

81

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount		Value
	MORTGAGE BACKED SECURITY -
	U.S. GOVERNMENT AGENCY
	(Continued)
59,066	Pool #520279X
	5.000%, 11/15/2034	$65,286
78,127	Pool #736686X
	5.000%, 02/15/2039	86,161
1,259,977	Pool #723248
	5.000%, 10/15/2039	1,400,924
288,926	Pool #782916X
	5.500%, 02/15/2040	321,374
805,863	Pool #733724X
	4.500%, 06/15/2040	884,599
1,029,164	Pool #752599C
	4.000%, 10/20/2040	1,099,924
1,481,750	Pool #752631C
	4.500%, 10/20/2040	1,627,975
1,100,000	Pool #TBA 3.500%, 10/15/2041	1,136,695
3,800,000	Pool #TBA
	4.000%, 10/15/2041	4,027,406
1,990,300	Pool #AD8801X
	3.500%, 03/15/2043	2,061,407
600,000	Pool #TBA
	3.000%, 10/15/2044	603,844
	Total Mortgage Backed Security -
	U.S. Government Agency
	(Cost $76,924,104)	78,276,792
	MUNICIPAL DEBT OBLIGATIONS - 0.29%
	California, GO,
175,000	7.950%, 03/01/2036	213,638
300,000	7.550%, 04/01/2039	437,760
205,000	University of California, Refunding,
	Revenue Bond,
	4.601%, 05/15/2031	221,749
	Total Municipal Debt Obligations
	(Cost $780,213)	873,147
	U.S. TREASURY OBLIGATIONS - 18.09%
	U.S. Treasury Bonds - 5.50%
846,388	0.125%, 01/15/2023 (h)	819,475
2,011,528	0.625%, 01/15/2024 (h)	2,022,999
225,763	0.125%, 07/15/2024 (h)	216,873
895,000	5.375%, 02/15/2031	1,184,966
1,000,000	4.500%, 02/15/2036	1,234,688
4,990,000	3.125%, 11/15/2041 (c)	4,951,018
Principal
Amount		Value
	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Bonds (Continued)
511,135	1.375%, 02/15/2044 (h)	$547,514
5,550,000	3.125%, 08/15/2044 (c)	5,461,983
	U.S. Treasury Notes - 12.59%
6,075,000	0.500%, 08/31/2016	6,069,186
2,655,000	0.875%, 01/31/2017 (c)	2,660,392
830,000	1.000%, 09/15/2017	828,704
1,423,478	0.125%, 04/15/2019 (h)	1,427,370
5,840,000	1.625%, 08/31/2019 (c)	5,800,533
1,215,000	1.750%, 09/30/2019	1,213,434
7,775,000	2.000%, 11/15/2021	7,655,949
9,555,000	2.000%, 02/15/2022	9,386,297
2,620,000	2.375%, 08/15/2024	2,589,912
	Total U.S. Treasury Obligations
	(Cost $53,379,531)	54,071,293

Number
of Shares
	SHORT TERM INVESTMENTS - 6.39%
	Money Market Funds - 6.39%
19,086,951	Federated Prime Obligations Fund
	Effective Yield, 0.03%	19,086,951
	Total Short Term Investments
	(Cost $19,086,951)	19,086,951
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 7.00%
	Money Market Funds - 7.00%
20,908,927	Mount Vernon Prime Portfolio
	Effective Yield, 0.18%	20,908,927
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $20,908,927)	20,908,927
	Total Investments
	(Cost $328,113,439) - 111.13%	332,101,220
	Liabilities in Excess of
	Other Assets - (11.13)%	(33,266,421)
	TOTAL NET
	ASSETS - 100.00%	$298,834,799

See notes to financial statements.

82

GuideMarkSM Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2014.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $24,252,632, which represents 8.12% of total net assets.
(c)	All or portion of this security is on loan.
(d)	Non-income producing. Item identified as in default as to payment of interest.
(e)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $8,640, which represents 0.00% of total net assets.
(f)	Security purchased on a when-issued basis. On September 30, 2014, the total value of investments purchased on a when-issued basis was $11,704,898 or 3.92% of total net assets.
(g)	As of September 30, 2014, the Fund has fair valued these securities. The value of these securities were $3,952, which represents 0.00% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.

See notes to financial statements.

83

GuideMarkSM Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 97.80%
	Arizona - 2.49%
$590,000	Arizona University System Board of
	Regents, Series A, Refunding,
	Revenue Bond,
	5.000%, 07/01/2028	$685,132
450,000	Phoenix Civic Improvement Wastewater
	System, Refunding, Revenue Bond,
	5.000%, 07/01/2020	495,891
500,000	Salt River Project, Series A,
	Revenue Bond,
	5.000%, 01/01/2021	567,120
		1,748,143
	Arkansas - 0.76%
500,000	University of Arkansas, Series A,
	Revenue Bond,
	4.125%, 11/01/2030	532,335
	California - 11.32%
65,000	California Department of Water
	Resources Power Supply, Series L,
	Revenue Bond,
	5.000%, 05/01/2017	72,589
445,000	California Economic Recovery,
	Series A, Refunding, GO,
	5.250%, 07/01/2021	526,965
390,000	California Municipal Finance Authority,
	Mobile Home Park, Series A,
	Refunding, Revenue Bond,
	6.400%, 08/15/2045	431,406
500,000	California State University, Series A,
	Refunding, Revenue Bond,
	5.000%, 11/01/2031	592,135
350,000	California Statewide Community
	Development Authority, Refunding,
	Revenue Bond,
	6.125%, 07/01/2046	357,017
160,000	California Statewide Community
	Development Authority, Series A,
	Revenue Bond,
	6.125%, 11/01/2033	174,952
500,000	California Statewide Community
	Development Authority, Series A,
	Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	559,295
Principal Amount		Value
	California (Continued)
	California, GO,
$1,000,000	6.500%, 04/01/2033	$1,227,770
320,000	5.000%, 10/01/2044	361,629
	California, Refunding, GO,
45,000	5.000%, 02/01/2017	49,713
100,000	5.000%, 09/01/2022	120,953
500,000	5.000%, 11/01/2043	560,360
	Golden State Tobacco Securitization,
	Series A, Refunding, Revenue Bond,
250,000	5.000%, 06/01/2045	254,527
375,000	5.750%, 06/01/2047	299,134
100,000	Los Angeles County California
	Regional Funding Authority,
	Series B-3, Revenue Bond,
	CMI Insured,
	2.500%, 11/15/2020	101,543
1,000,000	Los Angeles Department of Airports,
	Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,169,080
500,000	San Mateo Joint Powers Financing
	Authority, Series A, Refunding,
	Revenue Bond,
	5.250%, 07/15/2025	570,295
250,000	Southern California Public Power
	Authority, Revenue Bond,
	5.250%, 07/01/2028	297,543
200,000	University of California, Series G,
	Refunding, Revenue Bond,
	5.000%, 05/15/2037	224,588
		7,951,494
	Colorado - 3.34%
130,000	Colorado Health Facilities Authority,
	Revenue Bond,
	8.000%, 08/01/2043	153,244
125,000	Colorado Health Facilities Authority,
	Series A, Revenue Bond,
	5.750%, 02/01/2044	140,640
750,000	Colorado Regional Transportation
	District, Series A, Revenue Bond,
	5.000%, 11/01/2027	881,565
310,000	Denver Airport, Series B, Refunding,
	Revenue Bond,
	5.000%, 11/15/2024	373,352

See notes to financial statements.

84

GuideMarkSM Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Colorado (Continued)
$700,000	Regional Transportation District,
	Revenue Bond,
	6.000%, 01/15/2026	$797,937
		2,346,738
	Connecticut - 0.82%
500,000	Connecticut Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.000%, 07/01/2025	574,510
	District of Columbia - 0.69%
380,000	District of Columbia, Series A,
	Revenue Bond,
	5.000%, 10/01/2029	423,347
55,000	Metropolitan Airports Authority
	Airport System, Series B, Refunding,
	Revenue Bond,
	5.000%, 10/01/2016	59,917
		483,264
	Florida - 2.68%
300,000	Brevard County Health Facilities
	Authority, Revenue Bond,
	7.000%, 04/01/2039	343,452
300,000	Florida Board of Education, Series B,
	Refunding, GO,
	3.000%, 06/01/2027	302,505
500,000	Florida Board of Education, Series C,
	Refunding, GO,
	4.000%, 06/01/2025	552,720
65,000	Halifax Hospital Medical Center,
	Series A, Refunding, Revenue Bond,
	5.250%, 06/01/2015	66,845
500,000	Miami-Dade County Health Facilities,
	Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	561,995
10,000	Palm Beach County Florida Health
	Facilities Authority, Revenue Bond,
	7.250%, 06/01/2034	11,180
40,000	Palm Beach County Florida Health
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	7.500%, 06/01/2049	44,935
		1,883,632
Principal Amount		Value
	Georgia - 1.07%
$350,000	Atlanta Water & Wastewater,
	Revenue Bond,
	6.250%, 11/01/2039	$414,600
325,000	Marietta Development Authority,
	Revenue Bond,
	7.000%, 06/15/2039	340,642
		755,242
	Hawaii - 2.23%
495,000	Hawaii Highway Revenue, Series A,
	Revenue Bond,
	5.000%, 01/01/2017	543,594
85,000	Hawaii, Series CW, Refunding, GO,
	5.000%, 04/01/2024	93,533
415,000	Hawaii, Series DJ, GO,
	5.000%, 04/01/2024	461,347
400,000	Hawaii, Series DZ, GO,
	5.000%, 12/01/2030	469,188
		1,567,662
	Illinois - 3.60%
500,000	Illinois Finance Authority - DePaul
	University, Revenue Bond,
	5.000%, 10/01/2019	564,700
225,000	Illinois Financial Authority,
	Revenue Bond,
	7.000%, 08/15/2044	259,184
250,000	Metropolitan Pier & Exposition
	Authority, Series B, Refunding,
	Revenue Bond,
	5.000%, 06/15/2023	291,238
150,000	O’Hare International Airport, Series D,
	Refunding, Revenue Bond,
	5.250%, 01/01/2030	172,708
500,000	Railsplitter Tobacco Settlement
	Authority, Revenue Bond,
	6.250%, 06/01/2024	542,780
120,000	Southwestern Illinois Development
	Authority Health Care Facilities,
	Refunding, Revenue Bond,
	7.125%, 11/01/2043	131,892
500,000	University of Illinois, Series C,
	Revenue Bond,
	5.000%, 04/01/2026	570,455
		2,532,957

See notes to financial statements.

85

GuideMarkSM Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Indiana - 3.04%
$500,000	Fishers Industry Redevelopment District,
	Saxony Project, Revenue Bond,
	5.250%, 07/15/2034	$551,480
250,000	Indiana Municipal Power Agency,
	Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2032	286,347
400,000	Sheridan Community School’s
	Building Corporation, Revenue Bond,
	FSA Insured,
	5.500%, 07/15/2020	462,940
125,000	Shoals Exempt Facilities,
	Revenue Bond,
	7.250%, 11/01/2043	139,609
500,000	Tri-Creek Middle School Building Corp.,
	Revenue Bond, FSA Insured,
	5.250%, 07/15/2021	564,760
115,000	Valparaiso Exempt Facilities,
	Revenue Bond,
	7.000%, 01/01/2044	130,844
		2,135,980
	Iowa - 0.38%
225,000	Des Moines Iowa Independent
	Community School District,
	Revenue Bond, BAM Insured,
	5.000%, 06/01/2022	268,139
	Kansas - 1.15%
500,000	Kansas Department of Transportation
	Highway Revenue, Series A,
	Revenue Bond,
	5.000%, 09/01/2029	601,335
295,000	Wyandotte County/Kansas City Unified
	Government, Series B, Refunding,
	Revenue Bond,
	0.000%, 06/01/2021 (a)	206,084
		807,419
	Kentucky - 0.16%
100,000	Kentucky Public Transportation
	Infrastructure Authority, Series A,
	Revenue Bond,
	5.000%, 07/01/2017	110,772
Principal Amount		Value
	Louisiana - 2.05%
$800,000	Louisiana Citizens Property,
	Revenue Bond,
	6.750%, 06/01/2026	$935,024
200,000	Louisiana Highway Improvement,
	Series A, Revenue Bond,
	5.000%, 06/15/2029	236,210
125,000	Louisiana Public Facilities Authority,
	Series A, Revenue Bond,
	8.375%, 12/15/2043	134,649
125,000	Saint John Baptist Parish Louisiana
	Revenue Marathon Oil Corp., Series A,
	Revenue Bond,
	5.125%, 06/01/2037	132,002
		1,437,885
	Maryland - 4.37%
325,000	Anne Arundel County, Tax Allocation,
	6.100%, 07/01/2040	347,395
600,000	Maryland Department of Transportation
	County T Construction, Revenue Bond,
	5.500%, 02/01/2017	669,486
400,000	Maryland Department of Transportation,
	Revenue Bond,
	5.000%, 02/15/2026	467,224
180,000	Maryland Economic Development
	Corporation, Refunding, Revenue
	Bond, Consol Energy, Inc. Insured,
	5.750%, 09/01/2025	197,921
400,000	Maryland Student Housing Economic
	Development, Revenue Bond,
	5.750%, 06/01/2033	422,200
400,000	Maryland, GO,
	5.500%, 03/01/2017	447,872
250,000	Maryland, Series 2, Refunding, GO,
	5.000%, 08/01/2023	308,815
200,000	Westminster Project Revenue, Lutheran
	Village at Miller’s Grant, Series A,
	Revenue Bond,
	6.000%, 07/01/2034	211,308
		3,072,221
	Massachusetts - 2.49%
250,000	Cambridge, GO,
	3.000%, 02/15/2018	269,098

See notes to financial statements.

86

GuideMarkSM Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Massachusetts (Continued)
$785,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.500%, 11/15/2036	$917,076
500,000	Massachusetts Health & Educational
	Facilities Authority, Series B,
	Revenue Bond,
	5.000%, 10/01/2038	561,380
		1,747,554
	Michigan - 0.83%
100,000	Grand Valley State University, Series B,
	Refunding, Revenue Bond,
	5.000%, 12/01/2024	120,909
400,000	Michigan Finance Authority, Series B,
	Refunding, Revenue Bond,
	5.000%, 07/01/2021	461,048
		581,957
	Minnesota - 1.42%
160,000	Minneapolis-St. Paul Metropolitan
	Airports Commission, Series A,
	Refunding, Revenue Bond,
	5.000%, 01/01/2030	185,240
150,000	Rochester Health Care & Housing
	Facility, Series A, Refunding,
	Revenue Bond,
	6.875%, 12/01/2048	166,038
560,000	Rochester Health Care Facilities Mayo
	Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (b)	650,009
		1,001,287
	Missouri - 3.42%
200,000	Kansas City Missouri Special
	Obligation, Series B, Refunding,
	Revenue Bond,
	5.000%, 08/01/2022	232,408
355,000	Missouri Board of Public Buildings,
	Series A, Refunding, Revenue Bond,
	4.000%, 10/01/2026	387,184
500,000	Missouri Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.375%, 03/15/2039	560,065
Principal Amount		Value
	Missouri (Continued)
$500,000	Missouri Highway & Transportation
	Commission, Series B, Revenue Bond,
	5.000%, 05/01/2024	$536,630
250,000	Sikeston Electric, Refunding,
	Revenue Bond,
	5.000%, 06/01/2018	275,135
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	411,114
		2,402,536
	Nebraska - 0.82%
500,000	Omaha Public Power Distributors,
	Series B, Revenue Bond,
	5.000%, 02/01/2027	573,670
	Nevada - 0.29%
60,000	Henderson Nevada Public Improvement
	Trust, Refunding, Revenue Bond,
	5.500%, 01/01/2039	65,131
125,000	Nevada Unemployment Compensation
	Fund, Revenue Bond,
	5.000%, 06/01/2017	139,321
		204,452
	New Hampshire - 0.19%
120,000	New Hampshire Health & Educational
	Facilities Authority, Refunding,
	Revenue Bond,
	5.000%, 07/01/2027	131,345
	New Jersey - 2.47%
150,000	City of Paterson, Refunding, GO,
	5.000%, 01/15/2024	170,320
55,000	Gloucester County New Jersey
	Pollution Authority, Series A,
	Refunding, Revenue Bond,
	5.000%, 12/01/2024	61,304
90,000	New Jersey Economic Development
	Authority, Series B, Revenue Bond,
	5.625%, 11/15/2030	97,788
250,000	New Jersey Transportation Trust Fund
	Authority, Series A, Revenue Bond,
	5.750%, 06/15/2018	286,442
500,000	New Jersey Turnpike Authority,
	Series A, Revenue Bond,
	5.000%, 01/01/2032	574,810

See notes to financial statements.

87

GuideMarkSM Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	New Jersey (Continued)
$300,000	New Jersey Turnpike Authority,
	Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2022	$355,518
255,000	Tobacco Settlement Financing Corp.,
	Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	187,925
		1,734,107
	New York - 11.00%
325,000	Brooklyn Arena Local Development
	Corp., Revenue Bond,
	6.500%, 07/15/2030	376,906
500,000	Build NYC Resource Corp., Refunding,
	Revenue Bond,
	5.000%, 08/01/2020	572,050
95,000	Nassau County Local Economic
	Assistance Corp., Refunding,
	Revenue Bond,
	5.000%, 07/01/2019	108,252
40,000	New York City Industrial Development
	Agency, Series A, Refunding,
	Revenue Bond,
	5.000%, 07/01/2022	45,166
250,000	New York City Municipal Water
	Finance Authority, Series BB,
	Refunding, Revenue Bond
	5.000%, 06/15/2046	276,717
	New York City Transitional Finance
	Authority, Series A-1, Revenue Bond,
470,000	5.000%, 08/01/2031	549,914
500,000	5.000%, 11/01/2042	563,270
900,000	New York City, GO,
	5.375%, 04/01/2036	1,032,030
125,000	New York City, Series E,
	Refunding, GO,
	5.000%, 08/01/2020	147,869
250,000	New York City, Series F,
	Refunding, GO,
	5.000%, 08/01/2025	294,350
300,000	New York City, Series J,
	Refunding, GO,
	5.000%, 08/01/2017	336,144
Principal Amount		Value
	New York (Continued)
$325,000	New York Dormitory Authority,
	Revenue Bond,
	6.125%, 12/01/2029	$346,083
170,000	New York Dormitory Authority,
	Series A, Revenue Bond,
	5.500%, 01/01/2039	188,374
250,000	New York Dormitory Authority,
	Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	282,652
500,000	New York Environmental Facilities
	Corporation, Revenue Bond,
	5.500%, 10/15/2027	655,530
500,000	New York Environmental Facilities
	Corporation, Series A, Revenue Bond,
	5.000%, 06/15/2034	565,755
165,000	New York Thruway Authority General
	Revenue Junior Indebtedness, Series A,
	Refunding, Revenue Bond,
	5.000%, 05/01/2019	191,487
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	222,156
200,000	Niagara Tobacco Asset Securitization,
	Asset Backed Bonds, Refunding,
	Revenue Bond,
	4.000%, 05/15/2029	199,774
700,000	Tobacco Settlement Financing Corp.,
	Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2022	778,428
		7,732,907
	North Carolina - 2.48%
115,000	Gaston County Industrial Facilities &
	Pollution Control Financing Authority,
	Revenue Bond,
	5.750%, 08/01/2035	115,156
500,000	North Carolina Capital Facilities
	Finance Agency, Series B, Refunding,
	Revenue Bond,
	5.000%, 10/01/2038	569,245
320,000	North Carolina Eastern Municipal
	Power Agency Power Systems,
	Series A, Revenue Bond,
	5.000%, 01/01/2025	368,698

See notes to financial statements.

88

GuideMarkSM Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	North Carolina (Continued)
$250,000	North Carolina Eastern Municipal
	Power Agency Power Systems,
	Series B, Refunding, Revenue Bond,
	6.250%, 01/01/2023	$314,350
305,000	North Carolina, Series C,
	Refunding, GO,
	5.000%, 05/01/2022	372,152
		1,739,601
	North Dakota - 0.16%
110,000	Williston Multi-Family Housing,
	Revenue Bond,
	7.750%, 09/01/2038	112,821
	Ohio - 1.65%
500,000	Ohio Air Quality Development
	Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	575,995
500,000	Ohio Higher Education Facilities
	Commission, Refunding,
	Revenue Bond,
	5.000%, 01/01/2026	581,980
		1,157,975
	Oregon - 1.56%
400,000	Clackamas County School District, GO,
	5.000%, 06/15/2021 (b)	443,532
200,000	Oregon Department Administrative
	Services Lottery, Series A,
	Revenue Bond,
	5.250%, 04/01/2024	239,538
350,000	Oregon Facilities Authority Peacehealth
	Project, Series A, Refunding,
	Revenue Bond,
	5.000%, 11/15/2021	415,236
		1,098,306
	Pennsylvania - 5.62%
180,000	Allegheny County Industrial
	Development Authority, Refunding,
	Revenue Bond,
	6.500%, 05/01/2017	194,904
350,000	Butler County Hospital Authority,
	Revenue Bond,
	7.125%, 07/01/2029	417,826
Principal Amount		Value
	Pennsylvania (Continued)
$250,000	Delaware Valley Pennsylvania
	Regional Finance Authority, Series A,
	Revenue Bond, AMBAC Insured,
	5.500%, 08/01/2028	$294,777
200,000	Montgomery County Industrial
	Development Authority,
	Revenue Bond,
	6.000%, 02/01/2021	202,076
400,000	Pennsylvania Economic Development
	Financing Authority, Albert Einstein
	Health Care, Series A, Refunding,
	Revenue Bond,
	6.250%, 10/15/2023	451,732
	Pennsylvania Higher Educational
	Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	552,880
400,000	5.800%, 07/01/2030	433,608
250,000	Pennsylvania Higher Educational
	Facilities Authority, Series E,
	Refunding, Revenue Bond,
	5.000%, 05/15/2019	290,705
350,000	Pennsylvania Turnpike Commission,
	Series A-1, Revenue Bond,
	5.000%, 12/01/2038	384,185
500,000	Philadelphia Gas Works, Refunding,
	Revenue Bond,
	5.250%, 08/01/2017	557,760
150,000	University of Pittsburgh of the
	Commonwealth System of Higher
	Education, Series B, Revenue Bond,
	5.000%, 09/15/2028	171,474
		3,951,927
	Puerto Rico - 0.96%
620,000	Puerto Rico Commonwealth, Series B,
	Prerefunded, GO,
	5.250%, 07/01/2032	672,787
	South Carolina - 0.68%
400,000	Charleston Educational Excellence
	Financing Corp., Refunding,
	Revenue Bond,
	5.000%, 12/01/2025	478,876

See notes to financial statements.

89

GuideMarkSM Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	South Dakota - 0.48%
$330,000	South Dakota Housing Development
	Authority, Series A, Revenue Bond,
	4.250%, 05/01/2015	$336,838
	Texas - 10.41%
430,000	Central Texas Regional Mobility
	Authority, Series A, Refunding,
	Revenue Bond,
	6.000%, 01/01/2041	488,256
635,000	Clifton Texas Higher Education
	Finance Corp., Series A, Refunding,
	Revenue Bond,
	4.000%, 12/01/2015	656,704
200,000	Dallas-Fort Worth International Airport,
	Series B, Revenue Bond,
	5.000%, 11/01/2026	232,708
515,000	Frisco Texas Independent School
	District, Series A, GO,
	6.000%, 08/15/2038	599,836
425,000	Harris County Industrial Development,
	Revenue Bond,
	5.000%, 02/01/2023	460,479
250,000	Houston Texas Airport System,
	Refunding, Revenue Bond,
	5.000%, 07/01/2029	257,962
500,000	Houston, GO,
	5.250%, 03/01/2028	561,940
250,000	North Texas Tollway Authority,
	Series A, Revenue Bond,
	5.000%, 09/01/2020	297,290
770,000	North Texas Tollway Authority,
	Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038 (b)	817,979
445,000	North Texas Tollway Authority,
	Series F, Refunding, Revenue Bond,
	5.750%, 01/01/2038	493,305
	Texas Private Activity Surface
	Transportation Corp., Revenue Bond,
445,000	7.500%, 12/31/2031	542,442
400,000	7.500%, 06/30/2033	492,840
85,000	7.000%, 12/31/2038	104,598
115,000	6.750%, 06/30/2043	138,219
Principal Amount		Value
	Texas (Continued)
$155,000	Texas Public Finance Authority,
	Unemployment Compensation,
	Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2017	$170,694
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	553,600
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	442,668
		7,311,520
	Utah - 1.05%
500,000	Utah Associated Municipal Power
	Systems San Juan Project, Refunding,
	Revenue Bond,
	5.500%, 06/01/2022	583,150
155,000	Utah Transit Authority Sales Tax,
	Series B, Refunding, Revenue Bond,
	1.600%, 06/15/2018	157,675
		740,825
	Virginia - 2.72%
1,000,000	Henry County Public Service
	Authority Water & Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,132,430
400,000	Virginia College Building Authority
	Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	545,700
200,000	Virginia Commonwealth Transportation
	Board, Series A, Revenue Bond,
	5.000%, 03/15/2020	235,926
		1,914,056
	Washington - 2.87%
325,000	Central Puget Sound Regional Transit
	Authority, Series P-1, Refunding,
	Revenue Bond,
	5.000%, 02/01/2027	382,655
500,000	Energy Northwest Washington Electric,
	Series D, Revenue Bond,
	5.000%, 07/01/2035	558,370
500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	544,675

See notes to financial statements.

90

GuideMarkSM Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Washington (Continued)
$210,000	King County Washington Sewer,
	Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2031	$240,171
250,000	Washington Health Care Facilities
	Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	291,370
		2,017,241
	Wisconsin - 4.08%
500,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	604,135
100,000	Wisconsin Health & Educational
	Facilities Authority, Aurora Health
	Care, Series B-1, Revenue Bond,
	1.250%, 08/15/2025 (b)	100,818
	Wisconsin Public Finance Authority,
	Refunding, Revenue Bond,
200,000	5.000%, 07/01/2022	222,336
150,000	5.750%, 10/01/2031	150,466
500,000	Wisconsin, Series 2, Refunding, GO,
	5.000%, 05/01/2025	599,145
1,000,000	Wisconsin, Series A, Refunding,
	Revenue Bond,
	6.000%, 05/01/2033	1,187,620
		2,864,520
	Total Municipal Debt Obligations
	(Cost $63,982,540)	68,715,501
Number of
Shares		Value
	SHORT TERM INVESTMENTS - 1.80%
	Money Market Funds - 1.80%
1,266,107	Fidelity Tax Exempt Portfolio
	Effective Yield, 0.01%	$1,266,107
	Total Short Term Investments
	(Cost $1,266,107)	1,266,107
	Total Investments
	(Cost $65,248,647) - 99.60%	69,981,608
	Other Assets and
	Liabilities - 0.40%	283,879
	TOTAL NET
	ASSETS - 100.00%	$70,265,487

Percentages are stated as a percent of net assets.
(a)	Zero coupon bond.
(b)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2014.

Glossary of Terms
AMBAC	- Ambac Financial Group, Inc.
BAM	- Build America Mutual
CMI	- California Mortgage Insurance
FSA	- Financial Security Assurance, Inc.
GO	- General Obligation
MBIA	- Municipal Bond Investors Assurance Corp.

See notes to financial statements.

91

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Principal Amount		Value
	ASSET BACKED SECURITIES - 1.19%
175,000	Ally Master Owner Trust
	Series 2014-2, 0.524%,
	01/16/2018 (a)	$175,143
	American Express Credit Account
	Master Trust
100,000	Series 2013-3A, 0.980%, 05/15/2019	99,950
200,000	Series 2013-1A, 0.574%,
	02/16/2021 (a)	200,783
122,558	Bayview Opportunity Master Fund
	Trust IIB LP
	Series 2014-18NP, 3.228%,
	07/28/2034 (Acquired 06/27/2014,
	Cost $124,328) (b)	123,220
125,000	Capital One Multi-Asset Execution
	Trust
	Series 2013-A3, 0.960%, 09/16/2019	124,695
100,000	Colony American Homes
	Series 2014-1A, 2.100%, 05/17/2031
	(Acquired 04/02/2014,
	Cost $99,268) (a)(b)	98,820
125,000	Invitation Homes Trust
	Series 2014-SFR1, 1.654%,
	06/17/2031 (Acquired 05/22/2014,
	Cost $125,000) (a)(b)	123,490
	Nissan Auto Receivables Owner Trust
118,673	Series 2013-B, 0.520%, 04/15/2016	118,737
205,000	Series 2013-C, 0.670%, 08/15/2018	204,582
	OneMain Financial Issue Trust
100,000	Series 2014-1A, 2.430%, 06/18/2024
	(Acquired 04/09/2014,
	Cost $99,998) (b)	99,998
125,000	Series 2014-2A, 2.470%, 09/18/2024
	(Acquired 07/23/2014,
	Cost $124,981) (b)	125,187
260,000	Series 2014-2A, 5.310%, 09/18/2024
	(Acquired 09/12/2014,
	Cost $261,189) (b)	259,943
	Sierra Receivables Funding Co. LLC
40,720	Series 2013-1A, 1.590%, 11/20/2029
	(Acquired 10/22/2013,
	Cost $40,629) (b)	40,764
167,889	Series 2013-3A, 2.200%, 10/20/2030
	(Acquired 10/29/2013 and 03/12/2014,
	Cost $168,248) (b)	167,695
Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
100,000	Springleaf Funding Trust
	Series 2014-A, 2.410%, 12/15/2022
	(Acquired 03/19/2014,
	Cost $99,984) (b)	$99,808
160,417	TAL Advantage V LLC
	Series 2013-2A, 3.550%, 11/20/2038
	(Acquired 10/31/2013,
	Cost $160,348) (b)	162,277
58,752	Volt NPL X LLC
	Series 2013-NPL4, 3.960%,
	11/25/2053 (Acquired 06/19/2014,
	Cost $59,219) (b)	59,165
100,000	World Financial Network Credit Card
	Master Trust
	Series 2014-A, 0.534%,
	12/15/2019 (a)	100,101
	Total Asset Backed Securities
	(Cost $2,385,025)	2,384,358
	BANK LOANS - 3.76%
40,000	AECOM Technology Corporation
	3.234%, 09/02/2021	39,990
100,203	American Beacon Advisors, Inc.
	4.750%, 11/22/2019	99,953
129,673	American Builders & Contractors
	Supply Co., Inc.
	3.500%, 04/16/2020	127,598
33,157	American Tire Distributors, Inc.
	5.750%, 06/01/2018	33,323
99,250	Amneal Pharmaceuticals, LLC
	4.750%, 11/01/2019	99,374
14,823	AmSurg Corp.
	3.750%, 07/16/2021	14,698
127,727	AmWINS Group, Inc.
	5.000%, 09/06/2019	127,727
124,375	Aptean Holdings, Inc.
	5.250%, 02/26/2020	123,909
114,425	Aramark Corp.
	3.250%, 02/24/2021	112,465
19,900	Ardagh Group S.A.
	4.000%, 12/17/2019	19,626
222,187	Arysta LifeScience Corp.
	4.500%, 05/29/2020	221,956
67,616	Asurion Corp.
	5.000%, 05/24/2019	67,369

See notes to financial statements.

92

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	BANK LOANS (Continued)
48,328	Awas Aviation Capital Ltd.
	3.500%, 07/16/2018	$48,167
70,464	Axalta Coatings Systems, LLC
	3.750%, 02/01/2020	69,116
218,900	Big Heart Pet Brands
	3.500%, 03/08/2020	211,649
	BMC Software, Inc.
177,998	5.000%, 09/10/2020	174,994
91,832	5.000%, 09/10/2020	92,091
89,310	Burger King
	3.734%, 09/25/2021	88,739
127,514	Catalina Marketing Corporation
	4.500%, 04/09/2021	124,327
54,450	Cincinnati Bell, Inc.
	4.000%, 09/10/2020	54,008
49,501	Coinmach Corp.
	4.250%, 11/14/2019	48,797
108,806	Continental Building Products, Inc.
	4.000%, 08/28/2020	107,684
85,000	Cooper Gay Swett & Crawford Ltd.
	8.250%, 10/16/2020	74,587
99,250	Crosby Worldwide Ltd.
	3.750%, 11/23/2020	95,280
90,517	Crown Castle International Corp.
	3.000%, 01/31/2021	89,448
38,948	DealerTrack Technologies, Inc.
	3.500%, 02/28/2021	38,570
44,775	Del Monte Corp.
	4.250%, 02/18/2021	41,939
23,437	Dematic Corp.
	4.250%, 12/28/2019	23,173
26,145	Doncasters Group Ltd.
	4.500%, 04/09/2020	25,921
18,000	Emerald Performance Materials, LLC
	4.500%, 08/01/2021	17,850
80,000	Energy Transfer Equity L.P.
	3.250%, 12/02/2019	78,267
51,873	Entegris, Inc.
	3.500%, 04/30/2021	51,268
68,775	FleetPride Corp.
	5.250%, 11/19/2019	68,302
32,143	Fogo de Chão Churrascaria Holdings, LLC
	11.000%, 01/20/2020	32,069
Principal Amount		Value
	BANK LOANS (Continued)
	Garda World Security Corporation
49,000	4.000%, 11/06/2020	$48,388
12,535	4.000%, 11/06/2020	12,378
67,000	Gates Global LLC
	4.250%, 07/05/2021	65,971
167,746	Goodpack Ltd.
	4.750%, 09/09/2021	167,466
139,300	Grifols, S.A.
	3.154%, 02/27/2021	137,056
49,625	Grosvenor Capital Management, L.P.
	3.750%, 01/04/2021	49,067
27,138	HarbourVest Partners, LLC
	3.250%, 02/04/2021	26,731
246,910	Hilton Worldwide Holdings, Inc.
	3.500%, 10/26/2020	243,471
129,675	HUB International Ltd.
	4.250%, 10/02/2020	127,284
39,800	IMS Health Holdings, Inc.
	3.500%, 03/17/2021	39,037
138,564	Infor Global Solutions, Inc.
	3.750%, 06/03/2020	135,602
109,222	Inmar, Inc.
	4.250%, 01/27/2021	107,811
130,000	International Lease Finance Corp.
	3.500%, 03/06/2021	128,802
133,244	iQor, Inc.
	6.000%, 04/01/2021	122,918
114,693	Level 3 Communications, Inc.
	4.000%, 01/15/2020	112,811
18,180	Libbey, Inc.
	3.750%, 04/09/2021	18,067
91,319	Lightower Fiber Networks, LLC
	4.000%, 04/13/2020	89,935
70,058	M/A-COM Technology Solutions, Inc.
	4.500%, 05/07/2021	70,715
129,350	Mallinckrodt, LLC
	3.500%, 03/19/2021	127,592
88,875	Matrix Acquisition Corp.
	4.000%, 06/07/2020	87,764
32,712	Microsemi Corporation
	3.500%, 02/19/2020	32,482
133,162	Millennium Laboratories, LLC
	5.250%, 04/16/2021	133,161

See notes to financial statements.

93

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	BANK LOANS (Continued)
	Nexeo Solutions Holdings, LLC
99,048	5.000%, 09/08/2017	$98,676
36,336	5.000%, 09/08/2017	36,064
59,400	NXP Semiconductors N.V.
	3.250%, 01/11/2020	58,459
59,850	Ortho-Clinical Diagnostics, Inc.
	4.750%, 06/30/2021	59,280
20,902	Overseas Shipholding Group, Inc.
	5.250%, 08/05/2019	20,928
69,825	Patheon, Inc.
	4.250%, 03/11/2021	68,553
27,352	Performance Sports Group Ltd.
	4.000%, 04/15/2021	26,999
117,609	Pinnacle Agriculture Holdings, LLC
	4.750%, 11/15/2018	116,727
61,610	Planet Fitness (Pty) Ltd.
	4.750%, 03/31/2021	61,784
29,925	Ply Gem Holdings, Inc.
	4.000%, 02/01/2021	29,451
	PowerTeam Services, LLC
123,094	4.250%, 05/06/2020	120,939
6,556	4.250%, 05/06/2020	6,425
110,744	Quintiles Transnational Holdings, Inc.
	3.750%, 06/08/2018	109,359
34,550	Reddy Ice Holdings, Inc.
	6.750%, 05/01/2019	32,823
73,802	Renaissance Learning
	4.500%, 04/09/2021	72,464
59,850	SBA Communications Corp.
	3.250%, 03/24/2021	58,703
134,567	Sedgwick CMS Holdings, Inc.
	3.750%, 03/01/2021	130,656
88,425	Sequa Corp.
	5.250%, 06/19/2017	84,519
	Service King
32,343	3.984%, 08/18/2021	32,237
3,644	3.984%, 08/18/2021	3,636
83,741	Signode Packaging Systems
	4.000%, 05/01/2021	82,956
73,085	Sinclair Broadcast Group, Inc.
	3.000%, 04/09/2020	71,970
106,853	Skillsoft Ireland Limited
	4.500%, 04/28/2021	105,606
Principal Amount		Value
	BANK LOANS (Continued)
67,179	Sprouts Farmers Market, Inc.
	4.000%, 04/23/2020	$66,913
81,410	Talbots, Inc.
	4.750%, 03/19/2020	79,069
49,625	The Brickman Group, Ltd.
	4.000%, 12/18/2020	48,709
13,121	The Hillman Group, Inc.
	4.500%, 06/30/2021	13,105
127,214	The ServiceMaster Company
	4.250%, 07/01/2021	125,524
79,800	Time, Inc.
	4.250%, 04/26/2021	79,002
	TransDigm, Inc.
49,372	3.750%, 02/28/2020	48,643
34,913	3.750%, 06/04/2021	34,420
110,654	Tribune Company
	4.000%, 12/27/2020	109,373
34,103	VAT Vakuumventile AG
	4.750%, 02/11/2021	33,875
32,682	Verint Systems, Inc.
	3.500%, 09/06/2019	32,584
74,813	Visteon Corporation
	3.500%, 04/09/2021	73,784
12,482	WESCO International, Inc.
	3.750%, 12/12/2019	12,482
216,396	Wilsonart International, Inc.
	4.000%, 10/31/2019	212,745
132,825	Zayo Group, LLC
	4.000%, 07/02/2019	131,068
131,387	Zebra Technologies Corporation
	0.000%, 09/30/2021	130,402
	Total Bank Loans
	(Cost $7,622,663)	7,549,655
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 13.76%
	Adjustable Rate Mortgage
49,290	Series 2004-4, 2.702%,
	03/25/2035 (a)	47,450
56,636	Series 2004-5, 2.591%,
	04/25/2035 (a)	55,829
103,034	Series 2004-5, 2.632%,
	04/25/2035 (a)	102,992

See notes to financial statements.

94

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	Alternative Loan Trust
105,792	Series 2005-J1, 5.500%,
	02/25/2025	$108,247
37,370	Series 2003-9T1, 5.500%,
	07/25/2033	38,247
48,678	Series 2003-20CB, 5.750%,
	10/25/2033	51,480
87,215	Series 2004-14T2, 5.500%,
	08/25/2034	92,943
28,010	Series 2004-28CB, 5.750%,
	01/25/2035	28,758
83,051	Series 2006-4CB, 5.500%,
	04/25/2036	77,501
207,792	Series 2006-J4, 6.250%, 07/25/2036	143,867
202,544	Series 2007-4CB, 5.750%,
	04/25/2037	186,496
	Banc of America Alternative Loan
	Trust
63,485	Series 2003-8, 5.500%, 10/25/2033	65,732
135,950	Series 2003-10, 5.500%, 12/25/2033	140,092
79,002	Series 2013-10, 5.500%, 12/25/2033	81,673
75,873	Series 2005-6, 5.250%, 07/25/2035	68,905
	Banc of America Funding Corp.
188,811	Series 2004-B, 2.523%,
	11/20/2034 (a)	179,781
39,943	Series 2005-5, 5.500%, 09/25/2035	41,988
1,887,904	Series 2006-3, 5.750%, 03/25/2036	1,785,542
110,283	Series 2008-R4, 0.605%, 07/25/2037
	(Acquired 10/17/2012,
	Cost $79,237) (a)(b)	85,508
118,683	Bank of America Mortgage
	Securities, Inc.
	Series 2005-A, 2.705%,
	02/25/2035 (a)	117,319
240,000	Bear Stearns Commercial Mortgage
	Securities Trust
	Series 2003-PWR2, 6.647%,
	05/11/2039 (Acquired 03/06/2012,
	Cost $245,430) (a)(b)	243,489
835,000	CFCRE Commercial Mortgage Trust
	Series 2011-C1, 5.730%,
	04/15/2044 (Acquired 04/19/2011
	and 05/17/2011, Cost $828,151) (a)(b)	910,371
Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	Chase Mortgage Finance Trust
88,237	Series 2007-A1, 2.567%,
	02/25/2037 (a)	$87,715
1,212,944	Series 2007-S3, 6.000%, 05/25/2037	1,046,360
	CHL Mortgage Pass-Through Trust
64,436	Series 2003-57, 5.500%, 01/25/2034	67,675
62,458	Series 2004-12, 2.581%,
	08/25/2034 (a)	59,301
62,637	Series 2004-HYB4, 2.394%,
	09/20/2034 (a)	62,138
283,734	Series 2004-HYB8, 3.246%,
	01/20/2035 (a)	280,218
93,886	Series 2005-11, 0.425%,
	04/25/2035 (a)	82,292
75,527	Series 2005-21, 5.500%, 10/25/2035	71,293
167,964	Series 2006-10, 6.000%, 05/25/2036	158,570
160,827	Series 2006-20, 6.000%, 02/25/2037	151,961
102,366	Citicorp Mortgage Securities Trust
	Series 2006-4, 6.000%, 08/25/2036	105,140
225,000	Citigroup Commercial Mortgage Trust
	Series 2013-375P, 3.635%,
	05/11/2035 (Acquired 05/16/2013,
	Cost $211,949) (a)(b)	210,624
	Citigroup Mortgage Loan Trust
44,753	Series 2005-2, 2.612%,
	05/25/2035 (a)	44,399
413,432	Series 2010-8, 4.000%, 11/25/2036
	(Acquired 11/01/2012,
	Cost $422,403) (b)	422,954
	CitiMortgage Alternative Loan Trust
148,572	Series 2006-A3, 6.000%, 07/25/2036	134,327
123,090	Series 2006-A4, 6.000%, 09/25/2036	108,915
281,699	Series 2007-A6, 6.000%, 06/25/2037	238,787
135,700	Series 2007-A6, 6.000%, 06/25/2037	115,029
100,000	COMM Mortgage Trust
	Series 2014-SAVA, 2.554%,
	06/15/2034 (Acquired 06/26/2014,
	Cost $100,000) (a)(b)	100,047
	Credit Suisse First Boston Mortgage
	Securities Corp.
40,971	Series 2005-1, 5.250%, 05/25/2028	41,574
40,662	Series 2003-AR26, 2.565%,
	11/25/2033 (a)	39,550

See notes to financial statements.

95

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
35,472	Series 2003-AR28, 2.606%,
	12/25/2033 (a)	$34,668
108,703	Series 2004-AR4, 2.579%,
	05/25/2034 (a)	107,929
160,479	Series 2005-10, 5.500%, 11/25/2035	143,978
171,821	Credit Suisse Mortgage Capital
	Certificates
	Series 2006-8, 6.500%, 10/25/2021	151,904
	Credit Suisse Mortgage Capital
	Mortgage-Backed Securities
625,044	Series 2006-9, 6.000%, 11/25/2036	609,693
714,539	Series 2007-1, 6.000%, 02/25/2037	647,984
100,000	Del Coronado Trust
	Series 2013-HDMZ, 5.154%,
	03/15/2018 (Acquired 04/01/2013,
	Cost $100,021) (a)(b)	100,280
	Deutsche Alt-A Securities, Inc.
58,933	Series 2005-3, 5.250%, 06/25/2035	60,017
56,670	Series 2005-5, 5.500%,
	11/25/2035 (a)	53,998
867,988	Series 2006-AR1, 5.279%,
	02/25/2036 (a)	742,219
381,000	Extended Stay America Trust
	Series 2013-ESH, 5.521%,
	12/05/2031 (Acquired 01/31/2013,
	Cost $395,951) (a)(b)	396,573
58,979	FDIC Trust
	Series 2013-N1, 4.500%,
	10/25/2018 (Acquired 11/8/2013,
	Cost $59,361) (a)(b)	59,645
626,962	First Horizon Alternative Mortgage
	Securities
	Series 2007-FA4, 6.250%,
	08/25/2037	502,450
746,724	First Horizon Mortgage Pass-Through
	Trust
	Series 2007-4, 6.000%, 08/25/2037	671,418
17,217	GMAC Mortgage Loan Trust
	Series 2003-J7, 5.000%, 11/25/2033	17,861
	GSR Mortgage Loan Trust
139,165	Series 2004-14, 2.731%,
	12/25/2034 (a)	139,275
Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
53,540	Series 2004-14, 2.814%,
	12/25/2034 (a)	$51,927
159,566	Series 2005-AR4, 2.470%,
	07/25/2035 (a)	150,599
220,331	Series 2006-8F, 6.000%, 09/25/2036	182,789
1,201,114	Series 2006-9F, 6.500%, 10/25/2036	1,084,030
573,825	Series 2007-4F, 6.000%, 07/25/2037	525,604
	Hilton USA Trust
100,000	Series 2013-HLT, 5.609%,
	11/05/2030 (Acquired 11/22/2013,
	Cost $100,447) (a)(b)	101,922
100,000	Series 2013-HLT, 3.714%,
	11/07/2030 (Acquired 11/22/2013,
	Cost $100,446) (b)	101,844
100,000	Series 2013-HLT, 4.407%,
	11/07/2030 (Acquired 11/22/2013,
	Cost $100,446) (b)	102,247
861,920	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	787,906
	IndyMac INDX Mortgage Loan Trust
866,861	Series 2005-AR1, 2.436%,
	03/25/2035 (a)	872,084
49,331	Series 2005-AR16IP, 0.795%,
	07/25/2045 (a)	46,787
138,866	JPMorgan Alternative Loan Trust
	Series 2006-A1, 2.488%,
	03/25/2036 (a)	122,527
	JPMorgan Chase Commercial
	Mortgage Securities Trust
95,001	Series 2013-JWMZ, 6.154%,
	04/15/2018 (Acquired 05/23/2013,
	Cost $95,540) (a)(b)	95,685
8,552,764	Series 2012-C8, 2.288%,
	10/17/2045 (a)(c)	902,120
	JPMorgan Mortgage Trust
52,258	Series 2003-A2, 1.990%,
	11/25/2033 (a)	52,455
89,341	Series 2005-A5, 2.652%,
	08/25/2035 (a)	89,837
71,181	Series 2006-A1, 2.456%,
	02/25/2036 (a)	62,698
143,834	Series 2006-A7, 2.605%,
	01/25/2037 (a)	129,476

See notes to financial statements.

96

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
171,374	Series 2007-S1, 5.750%, 03/25/2037	$150,317
851,979	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	843,036
	MASTR Adjustable Rate Mortgages
	Trust
134,653	Series 2004-7, 2.479%,
	07/25/2034 (a)	136,136
855,084	Series 2006-2, 2.541%,
	01/25/2036 (a)	860,081
	MASTR Alternative Loan Trust
56,241	Series 2003-9, 5.250%, 11/25/2033	58,630
64,146	Series 2004-5, 5.500%, 06/25/2034	67,513
68,165	Series 2004-5, 6.000%, 06/25/2034	72,423
162,365	Series 2004-8, 6.000%, 09/25/2034	166,981
15,839	Series 2004-12, 5.250%, 12/25/2034	15,946
107,130	Merrill Lynch Mortgage Investors
	Trust
	Series 2006-2, 2.114%,
	05/25/2036 (a)	107,453
400,000	Morgan Stanley Capital I Trust
	Series 2011-C2, 5.481%, 06/17/2044
	(Acquired 06/22/2011,
	Cost $350,678) (a)(b)	417,046
1,290,394	Morgan Stanley Mortgage Loan Trust
	Series 2005-10, 6.000%, 12/25/2035	1,081,088
200,000	Motel 6 Trust
	Series 2012-MTL6, 3.781%,
	10/07/2025 (Acquired 11/02/2012,
	Cost $199,999) (a)(b)	200,630
101,199	New York Mortgage Trust
	Series 2006-1, 2.634%,
	05/25/2036 (a)	92,834
	Residential Asset Securitization Trust
1,149,815	Series 2007-A2, 6.000%, 04/25/2037	1,007,270
901,162	Series 2007-A6, 6.000%, 06/25/2037	837,464
1,207,827	Series 2007-A7, 6.000%, 07/25/2037	913,903
153,587	Residential Funding Mortgage
	Securities I
	Series 2006-S1, 5.750%, 01/25/2036	158,711
Principal Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	SCG Trust
100,000	Series 2013-SRP1, 2.654%,
	11/15/2026 (Acquired 05/02/2014,
	Cost $100,326) (a)(b)	$100,422
100,000	Series 2013-SRP1, 3.404%,
	11/15/2026 (Acquired 05/05/2014,
	Cost $100,379) (a)(b)	100,554
	Structured Adjustable Rate Mortgage
	Loan Trust
79,637	Series 2004-6, 2.360%,
	06/25/2034 (a)	79,387
91,450	Series 2005-14, 0.465%,
	07/25/2035 (a)	69,600
	Washington Mutual Mortgage
	Pass-Through Certificates
45,849	Series 2004-CB2, 5.500%,
	07/25/2034	48,693
250,000	Series 2005-AR7, 2.363%,
	08/25/2035 (a)	244,524
351,268	Series 2006-5, 6.000%, 07/25/2036	293,439
247,212	Series 2006-AR19, 1.926%,
	01/25/2047 (a)	238,791
87,387	Series 2007-OA3, 0.875%,
	04/25/2047 (a)	79,516
458,333	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%,
	03/25/2037	415,044
	Wells Fargo Mortgage Backed
	Securities Trust
45,468	Series 2003-J, 2.612%,
	10/25/2033 (a)	45,873
114,557	Series 2004-A, 2.636%,
	02/25/2034 (a)	116,165
43,861	Series 2005-AR10, 2.614%,
	06/25/2035 (a)	44,425
138,130	Series 2005-11, 5.500%, 11/25/2035	145,194
115,000	Series 2005-16, 6.000%, 12/25/2035	114,076
90,115	Series 2005-17, 5.500%, 01/25/2036	92,802
	Total Collateralized Mortgage
	Obligations (Cost $27,705,141)	27,601,475

See notes to financial statements.

97

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	COMMON STOCKS - 1.77%
	Automobiles - 0.11%
3,796	General Motors Co.	$121,244
850	Toyota Motor Corp. - ADR	99,901
		221,145
	Banks - 0.03%
1,059	HSBC Holdings Plc - ADR	53,882
	Chemicals - 0.19%
1,281	Rockwood Holdings, Inc.	97,932
3,631	The Dow Chemical Co.	190,410
3,455	Tronox Ltd.	90,003
		378,345
	Communications Equipment - 0.14%
11,606	Cisco Systems, Inc.	292,123
	Computers & Peripherals - 0.05%
3,460	EMC Corp.	101,240
	Food & Staples Retailing - 0.10%
1,629	CVS Caremark Corp.	129,652
1,079	Wal-Mart Stores, Inc.	82,511
		212,163
	Gas Utilities - 0.03%
2,485	Tokyo Gas Co., Ltd. - ADR (d)	56,012
	Industrial Conglomerates - 0.04%
634	Siemens AG - ADR	75,490
	Office Electronics - 0.02%
1,139	Canon, Inc. - ADR	37,120
	Oil & Gas - 0.16%
1,317	Exxon Mobil Corp.	123,864
3,219	Kinder Morgan, Inc.	123,416
2,493	Statoil ASA - ADR	67,710
		314,990
	Pharmaceuticals - 0.42%
988	Bayer AG - ADR	138,429
2,739	Eli Lilly & Co.	177,624
2,091	GlaxoSmithKline Plc - ADR	96,123
1,237	Johnson & Johnson	131,852
2,936	Pfizer, Inc.	86,817
3,238	Roche Holdings Ltd. - ADR	119,774
1,674	Sanofi - ADR	94,464
		845,083
Number of
Shares		Value
	Semiconductor & Semiconductor
	Equipment - 0.07%
932	KLA-Tencor Corp.	$73,423
1,370	Texas Instruments, Inc.	65,335
		138,758
	Specialty Retail - 0.14%
1,569	Home Depot, Inc.	143,940
2,637	Lowe’s Companies, Inc.	139,550
		283,490
	Tobacco - 0.13%
2,434	Altria Group, Inc.	111,818
545	British American Tobacco Plc - ADR	61,629
965	Philip Morris International, Inc.	80,481
		253,928
	Trading Companies & Distributors - 0.09%
2,030	Mitsubishi Corp. - ADR (d)	83,169
288	Mitsui & Co., Ltd. - ADR (d)	90,830
		173,999
	Transportation - 0.02%
22	CEVA Holdings LLC (d)	34,766
	Wireless Telecommunication Services - 0.03%
2,161	Vodafone Group Plc - ADR	71,075
	Total Common Stocks
	(Cost $3,121,027)	3,543,609

Principal
Amount
	CONVERTIBLE OBLIGATIONS - 1.37%
	Auto Components - 0.05%
30,000	TRW Automotive, Inc.
	3.500%, 12/01/2015	102,788
	Automobiles - 0.12%
140,000	Ford Motor Co.
	4.250%, 11/15/2016	240,625
	Biotechnology - 0.19%
	BioMarin Pharmaceutical, Inc.
20,000	0.750%, 10/15/2018	21,275
48,000	1.500%, 10/15/2020	52,800
65,000	Emergent BioSolutions, Inc.
	2.875%, 01/15/2021
	(Acquired 05/09/2014 through
	05/21/2014, Cost $66,855) (b)	65,487

See notes to financial statements.

98

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	CONVERTIBLE OBLIGATIONS (Continued)
	Biotechnology (Continued)
50,000	Gilead Sciences, Inc. 1.625%, 05/01/2016	$233,563
		373,125
	Communications Equipment - 0.19%
75,000	Ciena Corp. 3.750%, 10/15/2018 (Acquired 01/17/2012 and 11/04/2013, Cost $83,770) (b)	87,750
160,000	JDS Uniphase Corp. 0.625%, 08/15/2033	160,700
125,000	Palo Alto Networks, Inc. -2.281%, 07/01/2019 (Acquired 06/25/2014 and 07/11/2014, Cost $124,894) (b)(e)	138,818
		387,268
	Homebuilders - 0.02%
20,000	Lennar Corp. 3.250%, 11/15/2021 (Acquired 09/22/2014 through 09/29/2014, Cost $26,114) (b)	34,350
	Household Durables - 0.05%
95,000	Jarden Corp. 1.125%, 03/15/2034 (Acquired 04/08/2014 through 05/15/2014, Cost $92,707) (b)	95,178
	Internet & Catalog Retail - 0.14%
	Priceline.com, Inc.
183,000	0.350%, 06/15/2020	204,617
85,000	0.900%, 09/15/2021 (Acquired 09/22/2014, Cost $80,442) (b)	80,591
		285,208
	Internet Software & Services - 0.04%
80,000	MercadoLibre, Inc. 2.250%, 07/01/2019 (Acquired 06/25/2014, Cost $80,000) (b)	87,858
	Metals & Mining - 0.37%
780,000	B2Gold Corp. 3.250%, 10/01/2018	731,757
Principal Amount		Value
	Oil & Gas - 0.05%
50,000	Chesapeake Energy Corp. 2.750%, 11/15/2035	$50,875
85,000	Peabody Energy Corp. 4.750%, 12/15/2066	58,650
		109,525
	Pharmaceuticals - 0.11%
65,000	Mylan, Inc. 3.750%, 09/15/2015	222,381
	Software - 0.04%
85,000	Nuance Communications, Inc. 2.750%, 11/01/2031	84,256
	Total Convertible Obligations (Cost $2,498,360)	2,754,319

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 0.58%
	Electric Utilities - 0.01%
400	NextEra Energy, Inc. 5.889%	23,964
	Metals & Mining - 0.08%
7,595	ArcelorMittal SA 6.000%	160,482
	Multi-Utilities - 0.04%
698	Dominion Resources, Inc. - Series A 6.125%	39,130
547	Dominion Resources, Inc. - Series B 6.000%	30,769
		69,899
	Oil & Gas - 0.05%
91	Chesapeake Energy Corp. 5.750% (Acquired 10/19/2012, Cost $91,288) (b)	101,181
	Real Estate - 0.29%
3,046	iStar Financial, Inc. 4.500%	185,806
7,500	Weyerhaeuser Co. 6.375%	405,225
		591,031
	Wireless Telecommunication Services - 0.11%
2,139	Crown Castle International Corp. 4.500%	224,980
	Total Convertible Preferred Stocks (Cost $1,078,811)	1,171,537

See notes to financial statements.

99

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS - 13.93%
	Aerospace & Defense - 0.26%
305,000	Meccanica Holdings USA, Inc. 6.250%, 01/15/2040 (Acquired 11/29/2012 and 12/07/2012, Cost $268,435) (b)	$290,512
35,000	Rockwell Collins, Inc. 0.584%, 12/15/2016 (a)	34,997
	TransDigm, Inc.
100,000	6.000%, 07/15/2022 (Acquired 05/20/2014, Cost $100,000) (b)	98,875
100,000	6.500%, 07/15/2024 (Acquired 05/20/2014, Cost $100,000) (b)	99,750
		524,134
	Banks - 2.06%
280,000	Bank of America Corp. 4.200%, 08/26/2024	277,913
	CIT Group, Inc.
100,000	5.375%, 05/15/2020	103,625
100,000	5.000%, 08/15/2022	100,625
100,000	Citigroup, Inc. 6.300%, 12/29/2049 (a)	99,173
375,000	Intesa Sanpaolo SpA 5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $375,000) (b)	366,070
1,000,000	Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $1,014,485) (b)	1,085,000
	JPMorgan Chase & Co.
100,000	6.000%, 12/29/2049 (a)	98,875
100,000	5.000%, 12/29/2049 (a)	97,993
800,000	4.250%, 11/02/2018	613,595
	Royal Bank of Scotland Group Plc
675,000	6.125%, 12/15/2022	715,599
200,000	6.934%, 04/09/2018	290,779
275,000	Societe Generale SA 5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $272,506) (b)	277,364
		4,126,611
Principal Amount		Value
	Beverages - 0.02%
40,000	Crestview DS Merger Sub II, Inc. 10.000%, 09/01/2021	$44,400
	Building Materials - 0.07%
155,000	Atrium Windows & Doors, Inc. 7.750%, 05/01/2019 (Acquired 04/11/2014, Cost $153,410) (b)	151,125
	Business Services - 0.56%
1,120,000	Alfa Bond OJSC Via Alfa Bond Issuance Plc 7.750%, 04/28/2021 (Acquired 04/19/2011, Cost $1,120,000) (b)	1,131,312
	Capital Markets - 0.14%
285,000	Morgan Stanley 4.350%, 09/08/2026	280,748
	Chemicals - 0.52%
660,000	Hercules, Inc. 6.500%, 06/30/2029	590,700
	INEOS Group Holdings SA
100,000	6.500%, 08/15/2018 (Acquired 05/02/2013, Cost $130,659) (b)	129,764
100,000	5.750%, 02/15/2019 (Acquired 02/11/2014, Cost $136,400) (b)	126,937
200,000	Mexichem SAB de CV 5.875%, 09/17/2044 (Acquired 09/09/2014, Cost $198,300) (b)	196,500
		1,043,901
	Commercial Services & Supplies - 0.18%
100,000	Jaguar Holding Co. I 9.375%, 10/15/2017 (Acquired 07/01/2014, Cost $101,500) (a)(b)	101,250
240,000	ServiceMaster Co. 7.000%, 08/15/2020	250,800
		352,050

See notes to financial statements.

100

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Communications - 0.11%
200,000	Univision Communications, Inc.
	7.875%, 11/01/2020 (Acquired
	04/20/2011, Cost $209,652) (b)	$215,250
	Construction & Engineering - 0.06%
300,000	Odebrecht Finance Ltd.
	8.250%, 04/25/2018 (Acquired
	04/17/2013, Cost $149,348) (b)	111,225
	Consumer Finance - 0.18%
150,000	Caterpillar Financial Services Corp.
	0.464%, 03/03/2017 (a)	150,416
`	SLM Corp.
100,000	8.450%, 06/15/2018	112,750
100,000	5.500%, 01/15/2019	102,250
		365,416
	Diversified Financial Services - 0.90%
200,000	Corporacion Financiera de
	Desarrollo SA
	5.250%, 07/15/2029 (Acquired
	07/08/2014, Cost $199,732) (a)(b)	203,250
750,000,000	Financiera de Desarrollo
	Territorial SA, Findeter
	7.875%, 08/12/2024 (Acquired
	08/06/2014, Cost $389,710) (b)	378,964
300,000	General Electric Capital Corp.
	7.125%, 06/15/2022 (a)	347,776
95,000	General Motors Financial Co, Inc.
	4.375%, 09/25/2021	97,256
115,000	Icahn Enterprises LP / Icahn
	Enterprises Finance Corp.
	4.875%, 03/15/2019	113,563
200,000	Jefferies Finance LLC / JFIN
	Co-Issuer Corp.
	6.875%, 04/15/2022 (Acquired
	05/28/2014, Cost $202,500) (b)	198,000
465,000	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance Corp.
	5.875%, 08/01/2021 (Acquired
	07/29/2014, Cost $465,000) (b)	462,675
		1,801,484
Principal Amount		Value
	Diversified Telecommunication Services - 0.11%
300,000	Brasil Telecom SA
	9.750%, 09/15/2016 (Acquired
	09/09/2014, Cost $121,726) (b)	$112,242
100,000	Frontier Communications Corp.
	7.875%, 01/15/2027	101,000
		213,242
	Electric Utilities - 0.53%
580,000	Cia de Eletricidade do Estado da Bahia
	11.750%, 04/27/2016 (Acquired
	04/19/2011, Cost $367,321) (b)	234,583
60,000	Duke Energy Progress, Inc.
	0.433%, 03/06/2017 (a)	60,123
500,000	Enel SpA
	8.750%, 09/24/2073 (Acquired
	09/17/2013 and 01/27/2014,
	Cost $515,173) (b)	581,900
200,000	InterGen NV
	7.000%, 06/30/2023 (Acquired
	06/07/2013, Cost $196,463) (b)	193,500
		1,070,106
	Electronic Equipment, Instruments
	& Components - 0.10%
210,000	Sanmina Corporation
	4.375%, 06/01/2019 (Acquired
	05/20/2014, Cost $210,000) (b)	206,325
	Energy Equipment & Services - 0.15%
78,000	CGG
	7.750%, 05/15/2017	78,585
	Paragon Offshore Plc
85,000	6.750%, 07/15/2022 (Acquired
	07/11/2014 through 08/12/2014,
	Cost $84,645) (b)	72,037
170,000	7.250%, 08/15/2024
	(Acquired 07/11/2014 through
	08/25/2014, Cost $198,967) (b)	144,500
		295,122
	Food Products - 0.31%
445,000	BRF SA
	7.750%, 05/22/2018 (Acquired
	05/15/2013, Cost $219,889) (b)	159,984
142,000	Del Monte Corp.
	7.625%, 02/15/2019	141,290

See notes to financial statements.

101

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Food Products (Continued)
200,000	JBS USA, LLC / JBS USA Finance, Inc.
	8.250%, 02/01/2020 (Acquired
	01/25/2012 and 05/17/2012,
	Cost $197,069) (b)	$214,000
100,000	Sun Merger Sub, Inc.
	5.875%, 08/01/2021
	(Acquired 07/19/2013,
	Cost $100,000) (b)	101,500
		616,774
	Health Care Providers & Services - 0.37%
105,000	BioScrip, Inc.
	8.875%, 02/15/2021
	(Acquired 02/06/2014 and 02/07/2014,
	Cost $105,700) (b)	107,887
200,000	CHS/Community Health Systems, Inc.
	8.000%, 11/15/2019	214,040
100,000	HCA, Inc.
	5.000%, 03/15/2024	98,625
	Tenet Healthcare Corp.
100,000	8.125%, 04/01/2022	110,000
100,000	5.000%, 03/01/2019 (Acquired
	03/05/2014, Cost $100,000) (b)	99,000
105,000	Universal Health Services, Inc.
	4.750%, 08/01/2022 (Acquired
	07/29/2014, Cost $171,000) (b)	105,000
		734,552
	Holding Companies-Diversified - 0.17%
100,000	Faenza GmbH
	8.250%, 08/15/2021 (Acquired
	07/25/2013, Cost $132,850) (b)	137,042
200,000	Stena AB
	7.000%, 02/01/2024 (Acquired
	01/17/2014, Cost $200,000) (b)	208,500
		345,542
	Home Improvement - 0.04%
70,000	CPG Merger Sub LLC
	8.000%, 10/01/2021
	(Acquired 04/09/2014,
	Cost $75,356) (b)	71,225
Principal Amount		Value
	Hotels, Restaurants & Leisure - 0.26%
250,000	Caesars Entertainment
	Operating Co., Inc.
	11.250%, 06/01/2017	$195,312
200,000	MGM Resorts International
	7.500%, 06/01/2016	214,000
100,000	Pinnacle Entertainment, Inc.
	6.375%, 08/01/2021	105,000
		514,312
	Household Products - 0.13%
250,000	Reynolds Group Issuer LLC
	8.250%, 02/15/2021	265,625
	Independent Power & Renewable
	Electricity Producers - 0.10%
	Calpine Corp.
100,000	6.000%, 01/15/2022 (Acquired
	10/17/2013, Cost $99,193) (b)	106,250
100,000	5.875%, 01/15/2024 (Acquired
	10/29/2013, Cost $100,000) (b)	104,000
		210,250
	Insurance - 0.65%
700,000	Assicurazioni Generali SpA
	7.750%, 12/12/2042 (a)(f)	1,094,649
215,000	Old Republic International Corp.
	4.875%, 10/01/2024	216,132
		1,310,781
	Internet Software & Services - 0.05%
100,000	Equinix, Inc.
	5.375%, 04/01/2023	99,500
	Leisure Equipment & Products - 0.07%
145,000	24 Hour Holdings III LLC
	8.000%, 06/01/2022 (Acquired
	05/20/2014 through 06/03/2014,
	Cost $145,000) (b)	134,850
	Machinery - 0.10%
200,000	Navistar International Corp.
	8.250%, 11/01/2021	205,750
	Media - 0.63%
145,000	Altice SA
	7.250%, 05/15/2022
	(Acquired 04/23/2014,
	Cost $200,340) (b)	190,341

See notes to financial statements.

102

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Media (Continued)
100,000	CCO Holdings LLC / CCO Holdings
	Capital Corp.
	5.250%, 09/30/2022	$98,250
150,000	Clear Channel Communications, Inc.
	9.000%, 03/01/2021	149,812
	Clear Channel Worldwide Holdings, Inc.
120,000	7.625%, 03/15/2020	125,100
100,000	6.500%, 11/15/2022	102,750
	Gannett Co, Inc.
100,000	5.125%, 07/15/2020	100,750
100,000	5.500%, 09/15/2024 (Acquired
	09/03/2014, Cost $99,038) (b)	98,750
50,000	iHeartCommunications, Inc.
	9.000%, 09/15/2022 (Acquired
	09/05/2014, Cost $50,000) (b)	49,750
100,000	Sirius XM Radio, Inc.
	6.000%, 07/15/2024 (Acquired
	05/01/2014, Cost $100,000) (b)	101,750
200,000	VTR Finance BV
	6.875%, 01/15/2024 (Acquired
	01/17/2014, Cost $200,000) (b)	207,500
30,000	Wave Holdco LLC / Wave Holdco Corp.
	8.250%, 07/15/2019 (Acquired
	06/18/2014, Cost $30,000) (b)	30,900
		1,255,653
	Metals & Mining - 0.35%
200,000	ArcelorMittal SA
	6.000%, 03/01/2021	211,000
	First Quantum Minerals Ltd.
115,000	6.750%, 02/15/2020 (Acquired
	05/15/2012, Cost $99,910) (b)	116,725
115,000	7.000%, 02/15/2021 (Acquired
	05/15/2012, Cost $99,665) (b)	117,156
250,000	FMG Resources Ltd.
	6.875%, 02/01/2018 (Acquired
	04/26/2011, Cost $262,350) (b)	257,500
		702,381
Principal Amount		Value
	Multi-Utilities - 0.08%
200,000	Texas Competitive Electric
	Holdings Co., LLC
	11.500%, 10/01/2020 (Acquired
	04/14/2011 and 11/09/2011,
	Cost $193,097) (b)(g)	$168,500
	Oil & Gas - 1.12%
100,000	California Resources Corp.
	6.000%, 11/15/2024 (Acquired
	09/11/2014, Cost $100,000) (b)	103,000
200,000	Chaparral Energy, Inc.
	8.250%, 09/01/2021	215,000
	Chesapeake Energy Corp.
5,000	6.625%, 08/15/2020	5,540
200,000	6.125%, 02/15/2021	218,500
100,000	CONSOL Energy, Inc.
	5.875%, 04/15/2022 (Acquired
	04/10/2014, Cost $100,000) (b)	98,875
200,000	Energy Transfer Equity LP
	5.875%, 01/15/2024	203,500
100,000	Halcon Resources Corp.
	9.250%, 02/15/2022	100,125
	Linn Energy LLC / Linn Energy
	Finance Corp.
150,000	7.750%, 02/01/2021	151,875
50,000	6.500%, 09/15/2021	49,000
200,000	Offshore Group Investment Ltd.
	7.500%, 11/01/2019	186,500
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired
	04/17/2013, Cost $117,896) (b)(g)	9,000
800,000	8.375%, 04/01/2022 (Acquired
	03/27/2012 through 06/29/2012,
	Cost $770,692) (b)(g)	30,400
100,000	Penn Virginia Corporation
	8.500%, 05/01/2020	105,500
250,000	Petroleos de Venezuela SA
	5.500%, 04/12/2037	122,500
43,000	Petroleos Mexicanos
	7.650%, 11/24/2021 (Acquired
	12/01/2011, Cost $316,078) (b)	341,989
200,000	Quicksilver Resources, Inc.
	9.125%, 08/15/2019	123,000

See notes to financial statements.

103

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Oil & Gas (Continued)
200,000	Samson Investment Co.
	9.750%, 02/15/2020	$182,500
		2,246,804
	Pharmaceuticals - 0.21%
200,000	Grifols Worldwide Operations Ltd.
	5.250%, 04/01/2022 (Acquired
	03/05/2014, Cost $200,000) (b)	198,000
200,000	VPII Escrow Corp.
	7.500%, 07/15/2021 (Acquired
	06/27/2013, Cost $200,000) (b)	214,750
		412,750
	Pipelines - 0.20%
	Regency Energy Partners LP /
	Regency Energy Finance Corp.
100,000	5.875%, 03/01/2022	104,500
100,000	5.000%, 10/01/2022	98,625
	Sabine Pass Liquefaction LLC
100,000	5.625%, 04/15/2023	101,500
100,000	5.625%, 02/01/2021 (a)	103,250
		407,875
	Publishing - 0.04%
100,000	Visant Corp.
	10.000%, 10/01/2017	89,750
	Real Estate - 0.55%
150,000	Host Hotels & Resorts LP
	5.250%, 03/15/2022	165,152
	iStar Financial, Inc.
60,000	5.000%, 07/01/2019	58,050
505,000	4.000%, 11/01/2017	492,375
375,000	Rialto Holdings LLC / Rialto Corp.
	7.000%, 12/01/2018 (Acquired
	11/08/2013 through 03/06/2014,
	Cost $377,700) (b)	383,203
		1,098,780
	Restaurants - 0.05%
100,000	New Red Finance, Inc.
	6.000%, 04/01/2022 (Acquired
	09/24/2014, Cost $100,000) (b)	99,875
Principal Amount		Value
	Road & Rail - 0.05%
100,000	PBF Holding Co. LLC /
	PBF Finance Corp.
	8.250%, 02/15/2020	$105,250
	Semiconductor & Semiconductor
	Equipment - 0.21%
250,000	Abengoa Finance SAU
	8.875%, 11/01/2017 (Acquired
	04/12/2011, Cost $252,369) (b)	274,375
60,000	Advanced Micro Devices, Inc.
	7.000%, 07/01/2024	57,600
40,000	Novellus Systems, Inc.
	2.625%, 05/15/2041	87,375
		419,350
	Software - 0.34%
165,000	Blackboard, Inc.
	7.750%, 11/15/2019 (Acquired
	10/24/2013, Cost $165,000) (b)	164,175
100,000	BMC Software Finance, Inc.
	8.125%, 07/15/2021 (Acquired
	08/07/2013, Cost $100,000) (b)	96,500
	First Data Corp.
100,000	8.250%, 01/15/2021 (Acquired
	02/17/2012, Cost $97,942) (b)	106,500
100,000	12.625%, 01/15/2021	120,000
200,000	Rolta Americas LLC
	8.875%, 07/24/2019 (Acquired
	07/17/2014, Cost $199,010) (b)	205,750
		692,925
	Specialty Retail - 0.04%
80,000	Group 1 Automotive, Inc.
	5.000%, 06/01/2022 (Acquired
	05/16/2014, Cost $80,000) (b)	77,800
	Telecommunication Services - 0.67%
200,000	Digicel Group Ltd.
	8.250%, 09/30/2020 (Acquired
	09/05/2012, Cost $200,000) (b)	207,020
250,000	Intelsat Jackson Holdings SA
	7.500%, 04/01/2021	267,813
	T Mobile USA, Inc.
100,000	6.542%, 04/28/2020	102,875
100,000	6.500%, 01/15/2024	101,500
100,000	UPC Holding B.V.
	6.750%, 03/15/2023 (Acquired
	03/21/2013, Cost $128,966) (b)	138,620

See notes to financial statements.

104

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Telecommunication Services (Continued)
100,000	Virgin Media Finance Plc
	6.375%, 10/15/2024 (Acquired
	09/23/2014, Cost $163,980) (b)(h)	$162,114
	Wind Acquisition Finance SA
125,000	4.203%, 07/15/2020 (Acquired
	06/24/2014, Cost $170,056) (a)(b)	157,882
200,000	7.375%, 04/23/2021 (Acquired
	04/08/2014, Cost $200,000) (b)	201,500
		1,339,324
	Textiles, Apparel & Luxury Goods - 0.74%
	Edcon Holdings (Pty) Limited
1,120,000	9.500%, 03/01/2018 (Acquired
	04/05/2011 and 04/12/2011,
	Cost $1,125,950) (b)	924,000
300,000	9.500%, 03/01/2018 (Acquired
	08/18/2011 through 08/24/2011,
	Cost $388,454) (b)	315,448
150,000	13.375%, 06/30/2019 (Acquired
	11/08/2013, Cost $200,393) (b)	83,362
100,000	New Look Bondco I Plc
	8.750%, 05/14/2018 (Acquired
	05/03/2013, Cost $155,659) (b)	169,815
		1,492,625
	Trading Companies & Distributors - 0.16%
330,000	Air Lease Corp.
	4.250%, 09/15/2024	325,462
	Transportation - 0.10%
180,000	CHC Helicopter SA
	9.250%, 10/15/2020	192,600
	Wireless Telecommunication Services - 0.19%
100,000	Crown Castle International Corp.
	5.250%, 01/15/2023	99,625
	Sprint Communications, Inc.
150,000	9.000%, 11/15/2018 (Acquired
	11/04/2011, Cost $150,000) (b)	173,625
100,000	7.000%, 03/01/2020 (Acquired
	02/28/2012, Cost $100,000) (b)	109,875
		383,125
	Total Corporate Obligations
	(Cost $28,896,774)	27,952,441
Principal Amount		Value
	FOREIGN GOVERNMENT DEBT
	OBLIGATIONS - 32.16%
1,147,000	Canadian Government Bond
	1.000%, 11/01/2014	$1,024,190
	Financing of Infrastructural Projects
	State Enterprise
100,000	8.375%, 11/03/2017 (Acquired
	05/10/2011, Cost $103,207) (b)	82,020
1,180,000	7.400%, 04/20/2018 (Acquired
	04/15/2011, Cost $1,180,000) (b)	944,236
	Ghana Government Bond
10,000	14.000%, 10/13/2014	3,035
1,470,000	14.990%, 02/23/2015	435,741
1,780,000	24.000%, 05/25/2015	545,942
100,000	21.000%, 10/26/2015	30,063
75,000	19.240%, 05/30/2016	22,221
1,510,000	23.000%, 02/13/2017	472,712
1,870,000	24.440%, 05/29/2017	600,161
40,000	26.000%, 06/05/2017	13,262
400,000	25.400%, 07/31/2017	131,111
446,000	23.000%, 08/21/2017	140,212
990,000	19.040%, 09/24/2018	273,875
	Hungary Government Bond
1,800,000	8.000%, 02/12/2015	7,477
9,000,000	7.750%, 08/24/2015	38,523
8,800,000	5.500%, 02/12/2016	37,657
23,200,000	5.500%, 12/22/2016	101,223
731,080,000	6.750%, 02/24/2017	3,260,746
227,610,000	6.750%, 11/24/2017	1,036,715
116,260,000	4.000%, 04/25/2018	485,586
22,680,000	5.500%, 12/20/2018	99,932
172,490,000	6.500%, 06/24/2019	787,686
4,380,000	7.500%, 11/12/2020	21,217
39,320,000	7.000%, 06/24/2022	187,398
79,810,000	6.000%, 11/24/2023	360,248
59,170,000	5.500%, 06/24/2025	257,922
	Hungary Government International Bond
440,000	4.375%, 07/04/2017 (f)	598,538
150,000	5.750%, 06/11/2018 (f)	216,117
2,650,000	6.375%, 03/29/2021	2,987,875
200,000	Iceland Government International Bond
	5.875%, 05/11/2022 (Acquired
	05/03/2012, Cost $198,140) (b)	225,635

See notes to financial statements.

105

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT
	OBLIGATIONS (Continued)
	Ireland Government Bond
220,000	5.900%, 10/18/2019	$352,458
750,000	4.500%, 04/18/2020	1,142,230
2,224,000	5.000%, 10/18/2020	3,511,439
1,563,000	5.400%, 03/13/2025	2,631,750
	Korea Treasury Bond
93,200,000	3.250%, 06/10/2015	88,955
2,684,400,000	2.750%, 12/10/2015	2,559,906
2,058,200,000	2.750%, 06/10/2016	1,967,083
1,846,100,000	3.000%, 12/10/2016	1,776,749
	Malaysia Government Bond
10,000	3.741%, 02/27/2015	3,053
2,015,000	3.835%, 08/12/2015	616,798
12,104,000	4.720%, 09/30/2015	3,742,514
1,610,000	3.197%, 10/15/2015	489,913
	Mexican Bonos
325,090	6.000%, 06/18/2015	2,475,051
11,460	8.000%, 12/17/2015	90,065
8,600	6.250%, 06/16/2016	66,948
8,760	7.250%, 12/15/2016	69,634
20,000	7.750%, 12/14/2017	162,588
100,000	8.500%, 12/13/2018	841,134
235,000	6.500%, 06/10/2021	1,833,215
	Mexican Udibonos
10,463	4.500%, 12/18/2014 (i)	79,202
26,728	5.000%, 06/16/2016 (i)	216,304
22,843	3.500%, 12/14/2017 (i)	184,102
13,726	4.000%, 06/13/2019 (i)	113,299
11,344	2.500%, 12/10/2020 (i)	86,086
47,800,000	Philippine Government Bond
	1.625%, 04/25/2016	1,056,852
	Poland Government Bond
5,658,000	2.720%, 01/25/2017 (a)	1,713,139
8,783,000	2.690%, 01/25/2021 (a)	2,643,013
2,640,000	Portugal Government
	International Bond
	5.125%, 10/15/2024 (Acquired
	07/02/2014, Cost $2,619,434) (b)	2,737,733
700,000	Republic of Ecuador
	7.950%, 06/20/2024 (Acquired
	06/17/2014, Cost $700,000) (b)	731,500
Principal Amount		Value
	FOREIGN GOVERNMENT DEBT
	OBLIGATIONS (Continued)
400,000	Republic of Ghana
	7.875%, 08/07/2023 (Acquired
	07/25/2013, Cost $396,604) (b)	$403,000
270,000	Republic of Kenya
	6.875%, 06/24/2024 (Acquired
	06/16/2014, Cost $270,000) (b)	284,715
	Republic of Serbia
760,000	10.000%, 05/08/2017	8,178
890,000	10.000%, 11/21/2018	9,419
1,800,000	10.000%, 03/20/2021	18,009
1,060,000	7.250%, 09/28/2021 (Acquired
	09/21/2011, Cost $1,041,588) (b)	1,186,543
	Serbia Treasury Bonds
55,000,000	10.000%, 03/01/2015	598,990
20,200,000	10.000%, 04/27/2015	220,124
2,320,000	10.000%, 01/30/2016	25,287
2,090,000	10.000%, 05/22/2016	22,795
4,330,000	10.000%, 06/27/2016	47,067
1,700,000	10.000%, 08/15/2016	18,458
990,000	10.000%, 10/17/2016	10,734
10,400,000	10.000%, 12/19/2016	112,413
61,290,000	10.000%, 07/10/2017	659,781
18,170,000	10.000%, 11/08/2017	194,619
100,510,000	10.000%, 08/21/2019	1,044,729
310,000	Singapore Government Bond
	1.125%, 04/01/2016	245,252
610,000	Slovenia Government
	International Bond
	5.850%, 05/10/2023 (Acquired
	05/02/2013 and 08/02/2013,
	Cost $594,895) (b)	681,675
	Sri Lanka Government Bonds
37,900,000	11.000%, 09/01/2015	303,264
1,900,000	8.500%, 11/01/2015	14,859
132,300,000	8.000%, 06/01/2016	1,045,535
16,500,000	5.800%, 07/15/2017	124,590
11,130,000	8.500%, 04/01/2018	90,105
140,000	8.500%, 06/01/2018	1,132
710,000	7.500%, 08/15/2018	5,554
8,660,000	8.000%, 11/15/2018	68,772
6,810,000	10.600%, 07/01/2019	59,719
340,000	9.000%, 05/01/2021	2,862
1,900,000	11.200%, 07/01/2022	17,794

See notes to financial statements.

106

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT
	OBLIGATIONS (Continued)
	Ukraine Government International
	Bond
620,000	9.250%, 07/24/2017 (Acquired
	07/17/2012, Cost $620,000) (b)	$547,925
200,000	9.250%, 07/24/2017 (Acquired
	02/06/2014, Cost $187,379) (b)	176,750
2,300,000	7.950%, 02/23/2021 (Acquired
	04/05/2011 and 04/11/2011,
	Cost $2,384,330) (b)	1,969,375
1,200,000	7.500%, 04/17/2023 (Acquired
	07/18/2013 through 07/29/2013,
	Cost $1,076,805) (b)	1,012,740
	Uruguay Government International
	Bond
3,569,328	5.000%, 09/14/2018 (i)	157,013
6,156,970	4.250%, 04/05/2027 (i)	275,189
39,955,527	4.375%, 12/15/2028 (i)	1,817,743
2,294,956	4.000%, 07/10/2030 (i)	102,657
1,036,483	3.700%, 06/26/2037 (i)	43,487
	Uruguay Notas del Tesoro
404,504	7.000%, 12/23/2014 (i)	16,400
16,480,000	10.500%, 03/15/2015	661,427
1,100,018	4.000%, 06/14/2015 (i)	44,488
2,465,000	10.250%, 08/22/2015	96,477
222,000	9.500%, 01/27/2016	8,423
3,422,278	2.750%, 06/16/2016 (i)	133,228
87,303	4.250%, 01/05/2017 (i)	3,506
580,000	11.000%, 03/21/2017	22,316
55,292	2.250%, 08/23/2017 (i)	2,102
17,461	3.250%, 01/27/2019 (i)	685
10,400,697	4.000%, 06/10/2020 (i)	417,144
1,274,624	2.500%, 09/27/2022 (i)	45,881
727,525	4.000%, 05/25/2025 (i)	29,134
	Total Foreign Government Debt
	Obligations (Cost $65,345,688)	64,522,053

Number of Shares
	INVESTMENT COMPANIES - 0.19%
	Exchange Traded Funds - 0.19%
8,268	iShares MSCI Germany ETF	229,024
2,742	WisdomTree Japan Hedged
	Equity Fund	143,461
	Total Investment Companies
	(Cost $379,510)	372,485
Principal Amount		Value
	MORTGAGE BACKED SECURITIES - 12.14%
	Federal Home Loan Mortgage Corp.
697,000	Pool #4050,
	3.500%, 05/15/2032	$677,202
930,356	Pool #4062,
	3.500%, 06/15/2042	879,885
1,799,004	Pool #274, 3.000%,
	08/15/2042	1,776,973
2,151,053	Pool #4097, 3.500%,
	08/15/2042	1,979,316
2,217,727	Pool #T60853,
	3.500%, 09/01/2042	2,245,950
2,097,030	Pool #T60854,
	3.500%, 09/01/2042	2,123,717
2,297,777	Pool #284, 3.000%,
	10/15/2042	2,277,774
	Federal National Mortgage Association
2,501,492	Pool #1200,
	3.000%, 10/01/2032	2,550,146
1,170,841	Pool #1201, 3.500%,
	10/01/2032	1,222,140
754,663	Pool #2005-56,
	6.000%, 08/25/2033 (a)	797,082
655,739	Pool #2011-113,
	4.000%, 03/25/2040	688,796
1,405,309	Pool #2012-63,
	2.000%, 08/25/2040	1,350,137
2,000,000	Pool #2011-131,
	4.500%, 12/25/2041	2,208,528
1,808,981	Pool #2012-125,
	3.000%, 11/25/2042	1,768,448
326,949	Pool #2013-6,
	1.500%, 02/25/2043	249,787
	Government National Mortgage Association
1,672,183	Pool #2010-62,
	5.597%, 05/20/2040 (a)(c)	262,070
1,747,750	Pool #2011-72,
	5.227%, 05/20/2041 (a)(c)	237,541
700,000	Pool #2012-40,
	4.000%, 01/20/2042	740,646
543,463	Pool #2102-78,
	1.046%, 06/16/2052 (a)(c)	37,872
3,784,127	Pool #2012-135,
	1.046%, 01/16/2053 (a)(c)	287,503
	Total Mortgage Backed Securities
	(Cost $25,209,226)	24,361,513

See notes to financial statements.

107

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Number of Shares		Value
	PREFERRED STOCKS - 0.32%
	Consumer Finance - 0.15%
289	Ally Financial, Inc.
	7.000%, (Acquired 05/03/2012
	through 06/20/2012,
	Cost $248,598) (b)	$290,716
	Food Products - 0.13%
5,225	Tyson Foods, Inc. (d)
	4.750%	263,131
	Multi-Utilities - 0.01%
466	Dominion Resources, Inc.
	6.375%	23,253
	Transportation - 0.03%
49	CEVA Holdings LLC (d)	53,405
	Total Preferred Stocks
	(Cost $594,313)	630,505

Number of Contracts
	PURCHASED OPTIONS - 0.01%
	Call Options
228	Citigroup, Inc.
	Expiration: October, 2014,
	Exercise Price: $55.000	4,104

Notional Amount
2,100,000	U.S. Dollar - Japanese Yen
	Expiration: November, 2014,
	Exercise Price: $111.100	15,714
	Total Purchased Options
	(Cost $20,002)	19,818

Principal Amount
	SHORT TERM INVESTMENTS - 15.17%
	Foreign Government Debt Obligations - 9.47%
	Bank Negara Malaysia Monetary
	Notes
690,000	2.992%, 10/16/2014 (e)	210,087
1,005,000	2.935%, 10/28/2014 (e)	305,705
330,000	3.088%, 11/18/2014 (e)	100,223
330,000	3.117%, 12/02/2014 (e)	100,042
200,000	3.123%, 12/16/2014 (e)	60,556
340,000	3.128%, 01/08/2015 (e)	102,734
120,000	3.131%, 01/22/2015 (e)	36,213
Principal Amount		Value
	Foreign Government Debt
	Obligations (Continued)
	Bank Negara Malaysia Monetary
	Notes (Continued)
240,000	3.142%, 03/03/2015 (e)	$72,164
2,590,000	3.142%, 03/05/2015 (e)	778,627
700,000	3.144%, 03/12/2015 (e)	210,305
690,000	3.148%, 03/24/2015 (e)	207,071
1,120,000	3.153%, 04/16/2015 (e)	335,401
180,000	3.157%, 04/28/2015 (e)	53,844
1,530,000	3.159%, 05/05/2015 (e)	457,184
80,000	3.163%, 05/19/2015 (e)	23,884
140,000	3.167%, 06/03/2015 (e)	41,737
330,000	3.169%, 06/16/2015 (e)	98,261
20,000	3.251%, 06/30/2015 (e)	5,947
210,000	3.178%, 07/16/2015 (e)	62,352
80,000	3.183%, 08/04/2015 (e)	23,693
360,000	3.185%, 08/11/2015 (e)	106,630
2,000,000	3.187%, 08/18/2015 (e)	592,013
300,000	3.194%, 09/08/2015 (e)	88,634
	Brazil Letras do Tesouro Nacional
590,000	11.860%, 10/01/2015 (e)	215,316
1,470,000	12.295%, 01/01/2016 (e)	520,453
180,000	12.335%, 07/01/2016 (e)	60,008
560,000	12.340%, 10/01/2016 (e)	180,952
	Canadian Treasury Bills
110,000	0.889%, 10/23/2014 (e)	98,164
640,000	0.899%, 11/06/2014 (e)	570,923
	Korea Monetary Stabilization Bond
443,460,000	2.641%, 02/02/2015	421,052
1,604,340,000	2.185%, 04/02/2015	1,522,635
6,092,200,000	2.265%, 12/02/2015	5,820,535
92,000,000	2.420%, 04/02/2016	87,950
239,800,000	2.270%, 06/02/2016	229,358
325,800,000	2.281%, 08/02/2016	309,971
	Mexico Cetes
647,730	3.355%, 10/16/2014 (e)	481,563
1,205,800	2.771%, 12/11/2014 (e)	892,591
62,250	2.795%, 12/24/2014 (e)	46,041
88,200	2.945%, 04/01/2015 (e)	64,692
67,060	2.954%, 05/28/2015 (e)	48,947
	Serbia Treasury Bills
3,610,000	7.933%, 06/25/2015 (e)	36,910
17,000,000	7.889%, 07/24/2015 (e)	172,625

See notes to financial statements.

108

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Principal Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	Foreign Government Debt
	Obligations (Continued)
	Uruguay Treasury Bills
2,870,000	12.740%, 12/18/2014 (e)	$113,952
90,000	13.110%, 01/16/2015 (e)	3,502
4,230,000	13.270%, 02/05/2015 (e)	164,805
2,510,000	13.370%, 02/20/2015 (e)	96,426
643,132	12.602%, 03/26/2015 (e)(i)	24,336
23,784,000	13.270%, 03/26/2015 (e)	918,959
1,214,000	12.460%, 05/04/2015 (e)	45,184
5,471,000	12.650%, 05/14/2015 (e)	209,161
8,688,000	12.880%, 07/02/2015 (e)	327,641
10,000	12.850%, 07/10/2015 (e)	364
26,039,000	13.040%, 08/20/2015 (e)	931,592
10,000	13.180%, 10/08/2015 (e)	353
2,840,000	13.180%, 10/08/2015 (e)	100,461
1,070,000	13.320%, 11/26/2015 (e)	37,054
277,000	13.520%, 01/14/2016 (e)	9,437
42,000	13.890%, 04/21/2016 (e)	1,387
10,000	14.060%, 06/09/2016 (e)	323
5,023,000	14.220%, 07/28/2016 (e)	159,579
		18,998,509

Number of Shares
	Money Market Funds - 4.65%
9,323,451	Federated Prime Obligations Fund
	Effective Yield, 0.03%	9,323,451

Principal Amount
	U.S. Government Agency Issue - 0.05%
100,000	Federal Farm Credit Discount Note
	0.000%, 10/01/2014	100,000
	U.S. Treasury Bill - 1.00%
2,000,000	United States Treasury Bill
	0.015%, 02/19/2015 (j)	1,999,844
	Total Short Term Investments
	(Cost $30,996,912)	30,421,804
	Total Investments
	(Cost $195,853,452) - 96.35%	193,285,572
	Other Assets in Excess
	of Liabilities - 3.65%	7,317,333
	TOTAL NET
	ASSETS - 100.00%	$200,602,905

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR - American Depositary Receipt

(a)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2014.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $32,180,457, which represents 16.04% of total net assets.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2014. The securities are liquid and the value of these securities total $1,727,106, which represents 0.86% of total net assets.
(d)	Non-income producing.
(e)	Zero coupon bond. The effective yield is listed.
(f)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,909,304 which represents 0.95% of total net assets.
(g)	Non-income producing. Item identified as in default as to payment of interest.
(h)	As of September 30, 2014, the Fund has fair valued these securities. The value of these securities were $162,114, which represents 0.08% of total net assets.
(i)	Represents an inflation protected security.
(j)	Partially assigned as collateral for certain futures contracts.

See notes to financial statements.

109

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)

September 30, 2014

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
10/7/2014	Australian Dollar	1,095,000	U.S. Dollars	1,021,372	$(63,120)
11/21/2014	Brazilian Real	1,440,000	U.S. Dollars	584,416	(4,638)
10/2/2014	Canadian Dollar	545,000	U.S. Dollars	489,213	(2,606)
10/14/2014	Canadian Dollar	60,000	U.S. Dollars	54,242	(688)
4/16/2015	Chilean Peso	2,556,587,500	U.S. Dollars	4,499,054	(296,535)
10/6/2014	Columbian Peso	950,000,000	U.S. Dollars	468,557	351
3/10/2015	Ghanaian Cedi	120,000	U.S. Dollars	38,710	(5,802)
10/3/2014	Hungarian Forint	35,900,000	U.S. Dollars	159,471	(13,563)
10/15/2014	Indian Rupee	117,200,000	U.S. Dollars	1,921,138	(29,894)
10/17/2014	Indian Rupee	117,575,000	U.S. Dollars	1,927,475	(31,057)
10/3/2014	Malaysian Ringgit	1,845,500	U.S. Dollars	557,941	4,501
1/8/2015	Malaysian Ringgit	13,700	U.S. Dollars	4,089	59
1/9/2015	Malaysian Ringgit	7,000	U.S. Dollars	2,090	29
1/12/2015	Malaysian Ringgit	2,000	U.S. Dollars	598	8
2/18/2015	Malaysian Ringgit	1,024,011	U.S. Dollars	303,034	6,180
3/11/2015	Malaysian Ringgit	2,414,589	U.S. Dollars	727,527	603
3/12/2015	Malaysian Ringgit	612,600	U.S. Dollars	183,183	1,538
3/26/2015	Malaysian Ringgit	514,000	U.S. Dollars	152,582	2,267
4/2/2015	Malaysian Ringgit	3,532,500	U.S. Dollars	1,067,923	(4,177)
5/29/2015	Malaysian Ringgit	2,827,440	U.S. Dollars	860,319	(11,842)
7/2/2015	Malaysian Ringgit	1,177,500	U.S. Dollars	359,498	(6,875)
9/28/2015	Malaysian Ringgit	377,000	U.S. Dollars	113,756	(1,409)
10/5/2015	Malaysian Ringgit	1,845,500	U.S. Dollars	551,472	11,095
10/14/2014	Mexican Peso	18,798,000	U.S. Dollars	1,388,331	9,880
12/19/2014	Mexican Peso	9,598,100	U.S. Dollars	719,201	(8,498)
2/17/2015	Mexican Peso	67,745,080	U.S. Dollars	4,947,063	48,326
3/31/2015	Mexican Peso	11,784,520	U.S. Dollars	889,935	(22,243)
5/15/2015	Mexican Peso	9,743,382	U.S. Dollars	731,678	(17,632)
8/6/2015	Mexican Peso	1,597,390	U.S. Dollars	118,115	(1,740)
8/7/2015	Mexican Peso	1,605,500	U.S. Dollars	118,167	(1,210)
10/15/2014	Norwegian Krone	6,200,000	U.S. Dollars	972,275	(7,787)
2/10/2015	Polish Zloty	847,724	Euro	198,321	3,799
2/24/2015	Polish Zloty	2,950,000	Euro	690,947	11,633
3/12/2015	Polish Zloty	4,450,638	Euro	1,038,946	20,981
4/9/2015	Polish Zloty	4,746,256	Euro	1,111,275	16,408
4/15/2015	Polish Zloty	4,578,308	Euro	1,069,174	18,991
8/6/2015	Polish Zloty	963,300	Euro	226,021	1,260
3/31/2015	Serbian Dinar	31,310,564	Euro	251,693	(60,952)
12/10/2014	Singapore Dollar	2,188,625	U.S. Dollars	1,746,638	(31,059)
1/30/2015	Singapore Dollar	1,428,700	U.S. Dollars	1,151,722	(31,820)
2/12/2015	Singapore Dollar	917,160	U.S. Dollars	732,322	(13,397)
3/11/2015	Singapore Dollar	1,387,980	U.S. Dollars	1,099,042	(11,061)
4/13/2015	Singapore Dollar	2,419,882	U.S. Dollars	1,938,387	(41,486)
5/29/2015	Singapore Dollar	1,411,379	U.S. Dollars	1,124,874	(18,422)

See notes to financial statements.

110

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited) (Continued)

September 30, 2014

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
6/5/2015	Singapore Dollar	405,248	U.S. Dollars	322,688	$(4,990)
8/6/2015	Singapore Dollar	917,603	U.S. Dollars	736,971	(17,521)
10/14/2014	South African Rand	5,400,000	U.S. Dollars	478,160	(694)
10/14/2014	South Korean Won	536,797,500	U.S. Dollars	491,618	16,726
3/12/2015	South Korean Won	636,720,000	U.S. Dollars	588,031	11,497
4/15/2015	South Korean Won	636,801,620	U.S. Dollars	604,405	(5,392)
6/29/2015	South Korean Won	606,000,000	U.S. Dollars	585,281	(16,268)
9/30/2015	South Korean Won	608,000,000	U.S. Dollars	578,167	(10,112)
10/3/2014	Swedish Krona	7,620,000	Euro	873,994	(47,947)
12/8/2014	Swedish Krona	1,010,000	Euro	110,197	684
4/9/2015	Swedish Krona	8,075,858	Euro	894,961	(13,300)
4/15/2015	Swedish Krona	43,466,148	Euro	4,770,366	(13,156)
10/27/2014	Swedish Krona	3,500,000	U.S. Dollars	483,246	1,732
10/22/2014	U.S. Dollars	527,628	Brazilian Real	1,249,000	20,602
10/27/2014	U.S. Dollars	163,860	British Pound	100,000	1,784
3/9/2015	U.S. Dollars	167,720	British Pound	100,000	5,870
10/2/2014	U.S. Dollars	501,676	Canadian Dollar	545,000	15,070
10/14/2014	U.S. Dollars	54,427	Canadian Dollar	60,000	872
10/6/2014	U.S. Dollars	492,892	Columbian Peso	950,000,000	23,983
10/14/2014	U.S. Dollars	373,134	Columbian Peso	735,000,000	10,600
10/8/2014	U.S. Dollars	919,955	Euro	708,000	25,670
10/20/2014	U.S. Dollars	1,038,459	Euro	802,000	25,355
10/29/2014	U.S. Dollars	159,366	Euro	125,000	1,453
10/31/2014	U.S. Dollars	289,903	Euro	221,597	9,955
11/10/2014	U.S. Dollars	180,062	Euro	133,000	12,028
11/14/2014	U.S. Dollars	336,297	Euro	250,000	20,435
11/17/2014	U.S. Dollars	119,102	Euro	88,500	7,284
11/20/2014	U.S. Dollars	236,836	Euro	175,000	15,723
12/8/2014	U.S. Dollars	1,119,808	Euro	826,000	76,013
12/15/2014	U.S. Dollars	189,101	Euro	137,000	15,968
1/7/2015	U.S. Dollars	661,926	Euro	485,308	48,506
1/9/2015	U.S. Dollars	136,760	Euro	100,000	10,360
1/21/2015	U.S. Dollars	170,375	Euro	125,000	12,359
2/9/2015	U.S. Dollars	277,230	Euro	200,000	24,365
2/20/2015	U.S. Dollars	388,862	Euro	283,000	31,025
2/27/2015	U.S. Dollars	90,282	Euro	65,866	6,994
3/9/2015	U.S. Dollars	1,005,140	Euro	731,123	80,547
3/17/2015	U.S. Dollars	285,204	Euro	204,474	26,605
3/23/2015	U.S. Dollars	101,102	Euro	72,605	9,274
4/15/2015	U.S. Dollars	1,123,632	Euro	810,000	98,837
4/30/2015	U.S. Dollars	564,590	Euro	408,000	48,271
5/5/2015	U.S. Dollars	283,124	Euro	204,295	24,571
5/7/2015	U.S. Dollars	267,472	Euro	200,330	13,927
5/18/2015	U.S. Dollars	388,480	Euro	283,000	30,242

See notes to financial statements.

111

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited) (Continued)

September 30, 2014

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
5/21/2015	U.S. Dollars	3,267,288	Euro	2,380,000	$254,400
6/10/2015	U.S. Dollars	593,452	Euro	434,350	43,422
6/15/2015	U.S. Dollars	635,669	Euro	469,000	41,711
7/13/2015	U.S. Dollars	724,868	Euro	531,000	52,086
7/15/2015	U.S. Dollars	640,751	Euro	470,000	45,237
7/16/2015	U.S. Dollars	738,873	Euro	541,000	53,387
7/17/2015	U.S. Dollars	290,987	Euro	214,000	19,829
7/20/2015	U.S. Dollars	592,396	Euro	436,950	38,713
7/22/2015	U.S. Dollars	336,974	Euro	248,730	21,785
7/23/2015	U.S. Dollars	242,142	Euro	178,745	15,634
7/27/2015	U.S. Dollars	493,681	Euro	366,000	29,850
7/29/2015	U.S. Dollars	931,528	Euro	691,917	54,634
7/31/2015	U.S. Dollars	548,540	Euro	408,000	31,448
8/3/2015	U.S. Dollars	207,917	Euro	155,000	11,463
8/4/2015	U.S. Dollars	3,665,466	Euro	2,732,287	202,392
8/5/2015	U.S. Dollars	1,235,187	Euro	919,023	70,340
8/6/2015	U.S. Dollars	751,673	Euro	559,081	43,035
8/11/2015	U.S. Dollars	107,196	Euro	80,000	5,788
8/17/2015	U.S. Dollars	118,814	Euro	88,500	6,619
8/18/2015	U.S. Dollars	428,103	Euro	319,000	23,690
8/20/2015	U.S. Dollars	715,121	Euro	533,000	39,387
8/21/2015	U.S. Dollars	1,102,933	Euro	827,220	54,171
8/26/2015	U.S. Dollars	308,818	Euro	232,085	14,554
9/8/2015	U.S. Dollars	573,003	Euro	434,350	22,167
9/23/2015	U.S. Dollars	246,667	Euro	191,000	4,384
9/28/2015	U.S. Dollars	114,617	Euro	89,000	1,704
10/14/2014	U.S. Dollars	347,919	Japanese Yen	37,100,000	9,615
10/22/2014	U.S. Dollars	200,984	Japanese Yen	19,600,000	22,246
12/22/2014	U.S. Dollars	1,728,833	Japanese Yen	177,460,000	109,335
12/26/2014	U.S. Dollars	924,054	Japanese Yen	95,820,000	49,528
1/8/2015	U.S. Dollars	190,260	Japanese Yen	19,732,000	10,142
1/15/2015	U.S. Dollars	1,091,911	Japanese Yen	113,240,000	58,166
2/12/2015	U.S. Dollars	349,814	Japanese Yen	35,633,000	24,441
2/13/2015	U.S. Dollars	347,371	Japanese Yen	35,430,000	23,849
2/17/2015	U.S. Dollars	115,543	Japanese Yen	11,790,000	7,881
2/18/2015	U.S. Dollars	233,142	Japanese Yen	23,670,000	16,994
2/25/2015	U.S. Dollars	57,701	Japanese Yen	5,910,000	3,728
2/26/2015	U.S. Dollars	115,482	Japanese Yen	11,810,000	7,628
2/27/2015	U.S. Dollars	38,615	Japanese Yen	3,936,000	2,669
3/9/2015	U.S. Dollars	314,413	Japanese Yen	32,151,400	20,762
3/19/2015	U.S. Dollars	351,380	Japanese Yen	35,670,000	25,561
3/24/2015	U.S. Dollars	173,655	Japanese Yen	17,733,000	11,670
3/25/2015	U.S. Dollars	177,288	Japanese Yen	18,110,000	11,857
4/10/2015	U.S. Dollars	4,836,457	Japanese Yen	493,608,750	326,319

See notes to financial statements.

112

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited) (Continued)

September 30, 2014

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
4/15/2015	U.S. Dollars	6,968,888	Japanese Yen	706,185,270	$515,852
4/17/2015	U.S. Dollars	295,548	Japanese Yen	30,030,000	21,127
4/21/2015	U.S. Dollars	176,927	Japanese Yen	18,040,000	12,062
4/22/2015	U.S. Dollars	201,780	Japanese Yen	20,570,000	13,791
6/3/2015	U.S. Dollars	795,175	Japanese Yen	80,680,000	57,290
6/4/2015	U.S. Dollars	335,898	Japanese Yen	34,284,478	22,333
6/9/2015	U.S. Dollars	628,558	Japanese Yen	64,200,000	41,334
6/10/2015	U.S. Dollars	1,468,355	Japanese Yen	150,000,000	96,312
6/11/2015	U.S. Dollars	584,106	Japanese Yen	59,670,000	38,297
6/17/2015	U.S. Dollars	181,871	Japanese Yen	18,500,000	12,631
6/22/2015	U.S. Dollars	872,238	Japanese Yen	88,820,000	59,632
7/24/2015	U.S. Dollars	913,099	Japanese Yen	92,309,000	68,094
7/27/2015	U.S. Dollars	192,955	Japanese Yen	19,500,000	14,440
10/3/2014	U.S. Dollars	563,770	Malaysian Ringgit	1,845,500	1,328
10/31/2014	U.S. Dollars	3,262,193	Mexican Peso	43,930,000	(1,215)
10/7/2014	U.S. Dollars	995,508	New Zealand Dollar	1,200,000	59,405
10/15/2014	U.S. Dollars	623,743	New Zealand Dollar	765,000	27,487
10/14/2014	U.S. Dollars	492,091	South African Rand	5,400,000	14,625
10/27/2014	U.S. Dollars	491,127	Swedish Krona	3,500,000	6,149
12/11/2014	U.S. Dollars	111,487	Swiss Franc	104,000	2,476
10/8/2014	U.S. Dollars	756,001	Turkish Lira	1,650,000	32,761
11/20/2014	Uruguayan Peso	2,200,000	U.S. Dollars	93,697	(6,046)
11/25/2014	Uruguayan Peso	2,200,000	U.S. Dollars	93,537	(5,992)
12/1/2014	Uruguayan Peso	3,240,000	U.S. Dollars	138,521	(9,777)
					$3,112,820

GuideMarkSM Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2014

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	(45)	(4,422,375)	Dec-14	$24,867
U.S. Treasury 5-Year Note Futures	(28)	(3,311,219)	Dec-14	8,699
U.S. Treasury 10-Year Note Futures	(55)	(6,855,234)	Dec-14	43,373
U.S. Treasury Long Bond Futures	(8)	(1,103,250)	Dec-14	9,496
				$86,435

See notes to financial statements.

113

GuideMarkSM Opportunistic Fixed Income Fund

CREDIT DEFAULT SWAPS ON CORPORATE, INDICES, AND SOVEREIGN — BUY PROTECTION(1) (Unaudited)

September 30, 2014

Reference Obligation	Implied Credit Spread at September 30, 2014(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bolivarian Republic of Venezuela	16.71%	5.000%	9/20/2019	Merrill Lynch	125,000	$41,095	$28,649	$12,446
Federative Republic of Brazil	1.62%	1.000%	6/20/2019	Merrill Lynch	1,100,000	30,554	38,723	(8,169)
General Mills, Inc.	0.43%	1.000%	12/20/2019	Morgan Stanley	500,000	(14,279)	(14,734)	455
Kellogg Company	0.80%	1.000%	12/20/2019	Citigroup	525,000	(5,166)	(6,460)	1,294
iTraxx Europe Crossover Series 18 Index	1.57%	5.000%	12/20/2017	Merrill Lynch	245,000	(32,439)	(6,550)	(25,889)
Safeway, Inc.	3.59%	1.000%	9/20/2019	Deutsche Bank	350,000	40,356	33,662	6,694
						$60,121	$73,290	$(13,169)

GuideMarkSM Opportunistic Fixed Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICIES — BUY PROTECTION(1) (Unaudited)

September 30, 2014

Reference Obligation	Implied Credit Spread at September 30, 2014(3)	Fixed Pay Rate	Maturity Date	Clearing Agent	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.22 Index	3.55%	5.000%	6/20/2019	Intercontinental Exchange	1,608,750	$(96,369)	$(124,996)	$28,627
						$(96,369)	$(124,996)	$28,627

See notes to financial statements.

114

GuideMarkSM Opportunistic Fixed Income Fund
OVER-THE-COUNTER INTEREST RATE SWAPS (Unaudited)

September 30, 2014

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	7,290,000	$(281,206)	$0	$(281,206)
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(538,640)	0	(538,640)
						$(819,846)	$0	$(819,846)

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See notes to financial statements.

115

GuidePathSM Strategic Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of Shares		Value
	INVESTMENT COMPANIES - 97.87%
	Affiliated Mutual Funds - 53.74%
348,740	Altegris® Macro Strategy Fund - Institutional Shares (a)	$2,817,819
559,491	Altegris® Multi-Strategy Alternatives Fund - Institutional Shares	5,673,240
1,319,529	GuideMarkSM Global Real Return Fund - Institutional Shares	11,849,372
1,356,303	GuideMarkSM Large Cap Growth Fund - Institutional Shares	19,449,384
1,647,319	GuideMarkSM Large Cap Value Fund - Institutional Shares	19,718,406
1,005,868	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	13,981,566
1,387,871	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	23,038,658
5,611,007	GuideMarkSM World ex-US Fund - Institutional Shares	49,825,744
		146,354,189
	Exchange Traded Funds - 44.13%
146,956	iShares Core MSCI Emerging Markets ETF (b)	7,353,678
174,100	iShares MSCI Canada Index ETF (b)	5,344,870
106,606	iShares MSCI Switzerland Capped ETF (b)	3,465,761
199,552	SPDR S&P 500 ETF Trust	39,315,735
28,870	SPDR S&P 600 Small Cap Growth ETF (b)	4,887,979
67,402	SPDR S&P China ETF (b)	5,166,363
994,274	Vanguard FTSE All-World ex-US Index Fund (b)	48,958,052
33,175	Vanguard Global ex-U.S. Real Estate ETF	1,806,379
54,133	Vanguard REIT ETF (b)	3,889,456
		120,188,273
	Total Investment Companies (Cost $207,539,579)	266,542,462
Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.93%
	Money Market Funds - 1.93%
5,247,422	Federated Prime Obligations Fund Effective Yield, 0.03%	$5,247,422
	Total Short Term Investments (Cost $5,247,422)	5,247,422
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.32%
	Money Market Funds - 14.32%
39,002,598	Mount Vernon Prime Portfolio Effective Yield, 0.18%	39,002,598
	Total Investments Purchased as Securities Lending Collateral (Cost $39,002,598)	39,002,598
	Total Investments (Cost $251,789,599) - 114.12%	310,792,482
	Liabilities in Excess of Other Assets - (14.12)%	(38,445,529)
	TOTAL NET ASSETS - 100.00%	$272,346,953

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

See notes to financial statements.

116

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of
Shares		Value
	INVESTMENT COMPANIES - 98.02%
	Affiliated Mutual Funds - 65.31%
1,633,757	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$15,439,008
899,441	GuideMarkSM Large Cap Growth Fund - Institutional Shares	12,897,979
1,073,743	GuideMarkSM Large Cap Value Fund - Institutional Shares	12,852,699
1,443,406	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	20,063,339
1,176,613	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	11,542,577
665,459	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	11,046,615
4,017,787	GuideMarkSM World ex-US Fund - Institutional Shares	35,677,945
		119,520,162
	Exchange Traded Funds - 29.56%
23,297	iShares 10+ Year Credit Bond ETF	1,396,422
182,350	iShares Core MSCI Emerging Markets ETF (a)	9,124,794
8,395	iShares Core U.S. Credit Bond ETF	927,815
65,029	iShares Global Infrastructure ETF (a)	2,759,181
18,740	iShares International Select Dividend ETF (a)	670,705
72,724	iShares U.S. Home Construction ETF (a)	1,635,563
83,822	Market Vectors Unconventional Oil & Gas ETF	2,506,278
11,484	PowerShares DB Gold Fund (b)	461,083
23,008	SPDR Barclays High Yield Bond ETF (a)	924,461
131,132	SPDR S&P 500 ETF Trust	25,835,627
3,184	SPDR S&P Dividend ETF (a)	238,609
11,477	Vanguard FTSE Pacific ETF	680,586
25,009	Vanguard Global ex-U.S. Real Estate ETF	1,361,740
77,700	Vanguard REIT ETF (a)	5,582,745
		54,105,609
Number of Shares		Value
	Mutual Funds - 3.15%
107,027	AQR Diversified Arbitrage Fund - Institutional Shares	$1,143,048
112,527	Arbitrage Event Driven Fund - Institutional Shares	1,153,405
127,505	DoubleLine Total Return Bond Fund - Institutional Shares	1,394,909
180,541	Iron Strategic Income Fund - Institutional Shares	2,069,003
0	PIMCO Emerging Local Bond Fund - Institutional Shares	1
		5,760,366
	Total Investment Companies (Cost $140,933,568)	179,386,137
	SHORT TERM INVESTMENTS - 1.93%
	Money Market Funds - 1.93%
3,537,313	Federated Prime Obligations Fund Effective Yield, 0.03%	3,537,313
	Total Short Term Investments (Cost $3,537,313)	3,537,313
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.99%
	Money Market Funds - 9.99%
18,276,723	Mount Vernon Prime Portfolio Effective Yield, 0.18%	18,276,723
	Total Investments Purchased as Securities Lending Collateral (Cost $18,276,723)	18,276,723
	Total Investments (Cost $162,747,604) - 109.94%	201,200,173
	Liabilities in Excess of Other Assets - (9.94)%	(18,191,049)
	TOTAL NET ASSETS - 100.00%	$183,009,124

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

See notes to financial statements.

117

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of
Shares		Value
	INVESTMENT COMPANIES - 85.15%
	Affiliated Mutual Funds - 19.43%
709,665	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$6,706,338
639,845	GuideMarkSM Large Cap Growth Fund - Institutional Shares	9,175,377
1,264,433	GuideMarkSM Large Cap Value Fund - Institutional Shares	15,135,266
1,235,229	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	17,169,689
1,435,458	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	14,081,839
233,865	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	3,882,155
2,819,809	GuideMarkSM World ex-US Fund - Institutional Shares	25,039,901
		91,190,565
	Exchange Traded Funds - 46.33%
108,046	iShares Asia 50 ETF (a)	5,042,507
14,863	iShares CMBS ETF (a)	762,946
237,920	iShares Core MSCI EAFE	13,856,461
387,539	iShares Core MSCI Emerging Markets ETF (a)	19,392,452
34,279	iShares Core U.S. Credit Bond ETF	3,788,515
378,315	iShares MSCI ACWI ex-US ETF (a)	17,205,766
128,789	iShares MSCI EAFE Small-Cap ETF (a)	6,246,266
140,582	iShares MSCI Pacific ex Japan ETF (a)	6,476,613
16,209	PowerShares DB Gold Fund (b)	650,791
50,176	SPDR Barclays High Yield Bond ETF (a)	2,016,072
78,177	SPDR Barclays Short Term International Treasury Bond ETF (a)	2,662,709
142,827	SPDR EURO STOXX 50	5,670,232
187,209	SPDR S&P 500 ETF Trust	36,883,917
40,284	SPDR S&P Emerging Asia Pacific ETF (a)	3,375,396
231,570	Vanguard Extended Market Index ETF	19,354,621
Number of
Shares		Value
	Exchange Traded Funds (Continued)
239,346	Vanguard FTSE Europe ETF (a)	$13,216,686
63,457	Vanguard FTSE Pacific ETF (a)	3,763,000
73,874	Vanguard Global ex-U.S. Real Estate ETF (a)	4,022,439
81,130	Vanguard High Dividend Yield ETF (a)	5,387,843
110,137	Vanguard Intermediate-Term Government Bond ETF (a)	7,022,335
222,248	Vanguard REIT ETF (a)	15,968,519
35,563	Vanguard Total Bond Market ETF	2,913,677
215,128	Vanguard Total Stock Market ETF (a)	21,779,559
		217,459,322
	Mutual Funds - 19.39%
761,842	Eaton Vance Floating-Rate Fund - Institutional Shares	6,871,818
623,360	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares (b) (c)	6,370,743
209,929	Eaton Vance Income Fund of Boston - Institutional Shares	1,253,277
31,625	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares (c)	274,822
204,890	Parametric Absolute Return Fund - Institutional Shares	2,016,119
54,950	Parametric Emerging Markets Fund - Institutional Shares (b)	857,215
327,816	PIMCO CommoditiesPLUS Strategy Fund - Institutional Shares	3,310,939
1,282,711	PIMCO Commodity RealReturn Strategy Fund - Institutional Shares	6,695,754
99,119	Pioneer Strategic Income Fund - Class Y	1,091,304
658,755	Stadion Managed Risk 100 Fund - Institutional Shares (b) (c)	6,666,597
1,200,984	Virtus Allocator Premium AlphaSector Fund - Institutional Shares	14,267,685
345,331	Virtus Global Premium AlphaSector Fund - Institutional Shares (c)	4,306,280
1,507,895	Virtus Premium AlphaSector Fund - Institutional Shares (c)	26,267,524

See notes to financial statements.

118

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	INVESTMENT COMPANIES (Continued)
	Mutual Funds (Continued)
818,131	William Blair Macro Allocation Fund - Class I (c)	$10,750,238
		91,000,315
	Total Investment Companies (Cost $369,952,217)	399,650,202
	SHORT TERM INVESTMENTS - 12.82%
	Money Market Funds - 12.82%
60,146,509	Federated Prime Obligations Fund Effective Yield, 0.03%	60,146,509
	Total Short Term Investments (Cost $60,146,509)	60,146,509
Number of
Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.42%
	Money Market Funds - 15.42%
72,411,021	Mount Vernon Prime Portfolio Effective Yield, 0.18%	$72,411,021
	Total Investments Purchased as Securities Lending Collateral (Cost $72,411,021)	72,411,021
	Total Investments (Cost $502,509,747) - 113.39%	532,207,732
	Liabilities in Excess of Other Assets - (13.39)%	(62,863,797)
	TOTAL NET ASSETS - 100.00%	$469,343,935
Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 2.79% of total net assets as of September 30, 2014.

See notes to financial statements.

119

GuidePathSM Absolute Return Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of
Shares		Value
	INVESTMENT COMPANIES - 97.84%
	Affiliated Mutual Funds - 5.57%
1,279,488	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$12,091,162
467,438	GuideMarkSM Large Cap Value Fund - Institutional Shares	5,595,235
300	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	2,939
429,880	GuideMarkSM World ex-US Fund - Institutional Shares	3,817,336
		21,506,672
	Exchange Traded Funds - 38.75%
125,891	iShares 1-3 Year Treasury Bond ETF (a)	10,639,048
13,031	iShares Core MSCI Emerging Markets ETF (a)	652,071
242,695	iShares JPMorgan USD Emerging Markets Bond ETF (a)	27,388,131
89,522	iShares MBS ETF (a)	9,678,223
37,752	PowerShares DB Agriculture Fund (a)(b)	964,564
5,701	PowerShares DB Base Metals Fund (a)(b)	96,404
12,784	PowerShares DB Energy Fund (a)(b)	344,144
4,505	PowerShares DB Precious Metals Fund (b)	171,010
68,647	PowerShares International Corporate Bond Portfolio (a)	1,994,882
123,449	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	5,649,026
668,752	SPDR Barclays High Yield Bond ETF (a)	26,870,455
368,645	SPDR Barclays Short Term Corporate Bond ETF (a)	11,313,715
26,574	SPDR S&P 500 ETF Trust	5,235,610
122,734	Vanguard FTSE All-World ex-US Index Fund (a)	6,043,422
156,643	Vanguard Long-Term Corporate Bond ETF (a)	14,022,681
29,459	Vanguard Mid-Cap Value ETF	2,501,069
442,026	Vanguard Mortgage-Backed Securities ETF	23,237,307
Number of
Shares		Value
	Exchange Traded Funds (Continued)
5,041	Vanguard Small-Cap Value ETF (a)	$502,789
28,032	Vanguard Total Bond Market ETF	2,296,662
		149,601,213
	Mutual Funds - 53.52%
328,962	Aberdeen Equity Long-Short Fund - Institutional Shares (c)	4,079,127
495,036	BlackRock Low Duration Bond Portfolio - Institutional Shares	4,826,597
209,100	DoubleLine Core Fixed Income Fund - Institutional Shares	2,287,552
782,286	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Shares (c)	8,378,280
950,000	DoubleLine Low Duration Bond Fund - Institutional Shares	9,670,998
315,720	DoubleLine Multi-Asset Growth Fund - Institutional Shares (c)	3,128,781
2,292,897	DoubleLine Total Return Bond Fund - Institutional Shares	25,084,295
960,906	Eaton Vance Floating-Rate Fund - Institutional Shares	8,667,370
852,671	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares (b) (c)	8,714,302
489,562	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares (c)	4,254,294
1,043,669	John Hancock Funds II - Alternative Asset Allocation Fund - Institutional Shares (c)	15,780,272
471,086	JPMorgan Multi-Sector Income Fund - Select Shares	4,809,784
475,525	JPMorgan Research Equity Long/Short Fund - Select Shares	8,193,297
155	JPMorgan Strategic Income Opportunities Fund - Select Shares	1,832
102,225	JPMorgan Systematic Alpha Fund - Institutional Shares	1,539,510
246,255	Parametric Absolute Return Fund - Institutional Shares	2,423,148
6,272,069	Pioneer Strategic Income Fund - Class Y	69,055,478

See notes to financial statements.

120

GuidePathSM Absolute Return Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of Shares		Value
	INVESTMENT COMPANIES (Continued)
	Mutual Funds (Continued)
272,633	Robeco Boston Partners Long/Short Research Fund - Institutional Shares	$4,081,323
2,137,302	T. Rowe Price Institutional Floating Rate Fund	21,672,244
		206,648,484
	Total Investment Companies (Cost $371,838,837)	377,756,369
Number of Shares		Value
	SHORT TERM INVESTMENTS - 2.27%
	Money Market Funds - 2.27%
8,750,178	Federated Prime Obligations Fund Effective Yield, 0.03%	$8,750,178
	Total Short Term Investments (Cost $8,750,178)	8,750,178
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.34%
	Money Market Funds - 20.34%
78,552,320	Mount Vernon Prime Portfolio Effective Yield, 0.18%	78,552,320
	Total Investments Purchased as Securities Lending Collateral (Cost $78,552,320)	78,552,320
	Total Investments (Cost $459,141,335) - 120.45%	465,058,867
	Liabilities in Excess of Other Assets - (20.45)%	(78,953,399)
	TOTAL NET ASSETS - 100.00%	$386,105,468

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 2.37% of total net assets as of September 30, 2014.

See notes to financial statements.

121

GuidePathSM Multi-Asset Income Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of Shares		Value
	INVESTMENT COMPANIES - 97.38%
	Affiliated Mutual Funds - 3.65%
110,633	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$1,045,486
59,902	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	587,641
369,525	GuideMarkSM World ex-US Fund - Institutional Shares	3,281,380
		4,914,507
	Exchange Traded Funds - 45.69%
15,413	iShares 7-10 Year Treasury Bond ETF (a)	1,597,095
18,529	iShares 10+ Year Credit Bond ETF	1,110,628
28,110	iShares 20+ Year Treasury Bond ETF (a)	3,268,350
95,799	iShares Global Infrastructure ETF (a)	4,064,752
50,488	iShares iBoxx $ High Yield Corporate Bond ETF (a)	4,642,372
4,293	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	507,519
92,503	iShares International Select Dividend ETF (a)	3,310,682
67,062	iShares JPMorgan USD Emerging Markets Bond ETF (a)	7,567,947
28,476	iShares MSCI Australia ETF (a)	681,715
52,360	iShares U.S. Preferred Stock ETF (a)	2,069,267
16,895	iShares U.S. Real Estate ETF (a)	1,169,134
301,593	PowerShares International Dividend Achievers Portfolio (a)	5,582,486
38,320	SPDR Barclays High Yield Bond ETF (a)	1,539,698
37,365	SPDR Barclays Short Term High Yield Bond ETF	1,118,334
40,096	SPDR Dow Jones International Real Estate ETF (a)	1,660,375
8,825	Vanguard Global ex-U.S. Real Estate ETF	480,521
31,427	Vanguard REIT ETF (a)	2,258,030
16,348	WisdomTree Emerging Markets Equity Income Fund	781,107
Number of Shares		Value
	Exchange Traded Funds (Continued)
52,021	WisdomTree Emerging Markets SmallCap Dividend Fund	$2,404,411
173,431	WisdomTree Equity Income Fund (a)	10,287,928
68,794	WisdomTree International SmallCap Dividend Fund (a)	4,071,229
21,829	WisdomTree SmallCap Dividend Fund (a)	1,418,230
		61,591,810
	Mutual Funds - 48.04%
2,899,932	BlackRock Multi-Asset Income Fund - Institutional Shares	32,885,232
444,213	Forward EM Corporate Debt Fund - Institutional Shares	4,108,971
524,643	Forward International Dividend Fund - Institutional Shares	4,076,474
109,879	Forward Select EM Dividend Fund - Institutional Shares	2,407,440
166,483	Forward Select Income Fund - Institutional Shares	4,202,038
342,963	JPMorgan Global Equity Income Fund - Select Shares	5,586,870
435,308	JPMorgan High Yield Fund - Select Shares	3,443,282
486,863	JPMorgan Income Builder Fund - Select Shares	5,022,969
214,022	JPMorgan Multi-Sector Income Fund - Select Shares	2,185,168
82,881	T. Rowe Price Institutional Floating Rate Fund	840,409
		64,758,853
	Total Investment Companies (Cost $127,417,116)	131,265,170
	SHORT TERM INVESTMENTS - 1.50%
	Money Market Funds - 1.50%
2,018,442	Federated Prime Obligations Fund Effective Yield, 0.03%	2,018,442
	Total Short Term Investments (Cost $2,018,442)	2,018,442

See notes to financial statements.

122

GuidePathSM Multi-Asset Income Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 23.12%
	Money Market Funds - 23.12%
31,164,326	Mount Vernon Prime Portfolio Effective Yield, 0.18%	$31,164,326
	Total Investments Purchased as Securities Lending Collateral (Cost $31,164,326)	31,164,326
	Total Investments (Cost $160,599,884) - 122.00%	164,447,938
	Liabilities in Excess of Other Assets - 22.00%	(29,652,818)
	TOTAL NET ASSETS - 100.00%	$134,795,120

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.

See notes to financial statements.

123

GuidePathSM Fixed Income Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of
Shares		Value
	INVESTMENT COMPANIES - 98.11%
	Affiliated Mutual Funds - 35.19%
3,744,239	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$35,383,062
2,058,405	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	20,192,954
		55,576,016
	Exchange Traded Funds - 55.79%
94,486	iShares 1-3 Year Treasury Bond ETF (a)	7,985,012
99,519	iShares 7-10 Year Treasury Bond ETF (a)	10,312,159
31,004	iShares 10+ Year Credit Bond ETF	1,858,380
12,534	iShares 20+ Year Treasury Bond ETF (a)	1,457,328
36,736	iShares Core U.S. Credit Bond ETF (a)	4,060,063
11,269	iShares JPMorgan USD Emerging Markets Bond ETF (a)	1,271,707
167,979	PowerShares Senior Loan Portfolio (a)	4,078,530
88,755	SPDR Barclays High Yield Bond ETF (a)	3,566,176
94,949	SPDR Barclays Short Term High Yield Bond ETF	2,841,824
82,674	SPDR Barclays TIPS ETF (a)	4,610,729
15,607	SPDR DB International Government Inflation-Protected Bond ETF	916,599
175,515	Vanguard Mortgage-Backed Securities ETF	9,226,823
432,465	Vanguard Total Bond Market ETF (a)	35,431,857
11,738	WisdomTree Emerging Markets Local Debt Fund (a)	524,336
		88,141,523
Number of
Shares		Value
	Mutual Funds - 7.13%
358,028	DoubleLine Total Return Bond Fund - Institutional Shares	$3,916,822
174,737	Loomis Sayles Bond Fund - Institutional Shares	2,706,678
0	PIMCO Emerging Local Bond Fund - Institutional Shares	1
411,001	PIMCO Unconstrained Bond Fund - Institutional Shares	4,631,982
		11,255,483
	Total Investment Companies (Cost $155,153,399)	154,973,022
	SHORT TERM INVESTMENTS - 1.77%
	Money Market Funds - 1.77%
2,793,430	Federated Prime Obligations Fund Effective Yield, 0.03%	2,793,430
	Total Short Term Investments (Cost $2,793,430)	2,793,430
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.92%
	Money Market Funds - 20.92%
33,045,685	Mount Vernon Prime Portfolio Effective Yield, 0.18%	33,045,685
	Total Investments Purchased as Securities Lending Collateral (Cost $33,045,685)	33,045,685
	Total Investments (Cost $190,992,514) - 120.80%	190,812,137
	Liabilities in Excess of Other Assets - (20.80)%	(32,858,509)
	TOTAL NET ASSETS - 100.00%	$157,953,628

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.

See notes to financial statements.

124

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Number of
Shares		Value
	INVESTMENT COMPANIES - 98.12%
	Affiliated Mutual Funds - 98.12%
250,305	Altegris®/AACA Real Estate Long Short Fund - Institutional Shares	$2,863,494
5,315,365	Altegris® Equity Long Short Fund - Institutional Shares (a)	57,884,327
3,046,322	Altegris® Fixed Income Long Short Fund - Institutional Shares (a)	32,778,425
544,894	Altegris® Futures Evolution Strategy Fund - Institutional Shares	5,852,160
672,083	Altegris® Macro Strategy Fund - Institutional Shares (b)	5,430,431
611,403	Altegris® Managed Futures Strategy Fund - Institutional Shares (b)	5,667,706
		110,476,543
	Total Investment Companies (Cost $103,478,791)	110,476,543
Number of
Shares		Value
	SHORT TERM INVESTMENTS - 1.94%
	Money Market Funds - 1.94%
2,189,350	Federated Prime Obligations Fund Effective Yield, 0.03%	$2,189,350
	Total Short Term Investments (Cost $2,189,350)	2,189,350
	Total Investments (Cost $105,668,141) - 100.06%	112,665,893
	Liabilities in Excess of Other Assets - (0.06)%	(62,182)
	TOTAL NET ASSETS - 100.00%	$112,603,711

Percentages are stated as a percent of net assets.
(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Non-income producing security.

See notes to financial statements.

125

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2014 (Unaudited)

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $176,580,504, $184,940,953, and $81,063,502, respectively)[1]	$225,180,112	$241,187,488	$83,300,703
Cash	—	—	5,811
Income receivable	117,371	275,762	47,618
Receivable for dividend reclaims	—	43,631	—
Receivable for investment securities sold	799,655	1,438,036	2,742,101
Receivable for fund shares sold	294,737	302,560	52,156
Other assets	36,128	39,370	30,418
Total Assets	226,428,003	243,286,847	86,178,807
LIABILITIES:
Payable for collateral on securities loaned	25,052,409	36,281,297	11,059,831
Payable for investment securities purchased	702,833	398,620	3,516,102
Payable for fund shares redeemed	64,061	67,507	5,269
Payable to Investment Advisor	149,197	151,608	57,026
Payable to Custodian	—	517,081	—
Other accrued expenses	126,945	117,932	44,816
Total Liabilities	26,095,445	37,534,045	14,683,044
NET ASSETS	$200,332,558	$205,752,802	$71,495,763
NET ASSETS CONSIST OF:
Capital stock	177,971,338	286,710,155	65,217,866
Unrealized appreciation on investments	48,599,608	56,246,535	2,237,201
Accumulated undistributed net investment income (loss)	213,983	2,658,958	(197,097)
Accumulated undistributed net realized gain (loss)	(26,452,371)	(139,862,846)	4,237,793
Total Net Assets	$200,332,558	$205,752,802	$71,495,763
Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	2,895,589	4,452,933	2,287,194
Net assets	41,509,071	53,318,408	37,975,059
Net asset value, offering and redemption price per share	$14.34	$11.97	$16.60
Service Shares
Shares outstanding (unlimited shares of no par value authorized)	11,202,538	12,642,030	2,045,478
Net assets	158,823,487	152,434,394	33,520,704
Net asset value, offering and redemption price per share	$14.18	$12.06	$16.39
[1]Includes loaned securities with a value of:	$24,224,162	$34,954,007	$10,460,860

See notes to financial statements.

126

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2014 (Unaudited)

	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund
ASSETS:
Investments, at value (cost $313,996,720, $114,780,458, and $92,912,380, respectively)[1]	$348,377,690	$138,381,078	$93,311,833
Foreign currencies (cost $684,547, $0, and $0, respectively)	678,143	—	—
Cash	159,764	10,054	8,743
Variation margin on futures contracts	2,150	—	—
Income receivable	621,079	235,106	56,295
Receivable for dividend reclaims	517,961	3,837	—
Receivable for investment securities and foreign currencies sold	1,527,256	2,909	—
Receivable for fund shares sold	353,778	125,270	53,404
Other assets	48,058	28,931	52,488
Total Assets	352,285,879	138,787,185	93,482,763
LIABILITIES:
Payable for collateral on securities loaned	251,976	15,134,874	19,954,946
Payable for investment securities and foreign currencies purchased	1,876,560	220,247	—
Payable for fund shares redeemed	95,223	38,381	6,399
Payable to Investment Advisor	266,383	97,660	47,552
Other accrued expenses	342,129	65,819	43,486
Total Liabilities	2,832,271	15,556,981	20,052,383
NET ASSETS	$349,453,608	$123,230,204	$73,430,380
NET ASSETS CONSIST OF:
Capital stock	506,853,160	78,679,346	86,192,602
Unrealized appreciation (depreciation) on:
Investments	34,340,394	23,600,497	399,453
Foreign currencies	(6,404)	—	—
Futures contracts	(522,357)	—	—
Accumulated undistributed net investment income	10,379,004	753,008	857,078
Accumulated undistributed net realized gain (loss)	(201,590,189)	20,197,353	(14,018,753)
Total Net Assets	$349,453,608	$123,230,204	$73,430,380
Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	13,248,008	3,684,503	1,319,529
Net assets	117,587,471	51,219,597	11,843,858
Net asset value, offering and redemption price per share	$8.88	$13.90	$8.98
Service Shares
Shares outstanding (unlimited shares of no par value authorized)	26,350,960	5,220,300	6,863,904
Net assets	231,866,137	72,010,607	61,586,522
Net asset value, offering and redemption price per share	$8.80	$13.79	$8.97
[1]Includes loaned securities with a value of:	$244,685	$14,582,678	$19,371,987

See notes to financial statements.

127

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2014 (Unaudited)

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund
ASSETS:
Investments, at value (cost $328,113,439, $65,248,647, and $195,853,452, respectively)[1]	$332,101,220	$69,981,608	$193,285,572
Foreign currencies (cost $0, $0, and $1,458,482, respectively)	—	—	1,451,029
Cash	—	—	78,740
Variation margin on futures	—	—	20,437
Variation margin on swaps	—	—	88,453
Income receivable	1,507,885	957,571	1,893,968
Receivable for dividend reclaims	—	—	325
Receivable for investment securities and foreign currencies sold	1,391,183	—	1,656,548
Receivable for fund shares sold	688,308	114,539	266,561
Swap premiums paid	—	—	101,034
Deposits with brokers for forwards and swaps	—	—	1,180,000
Appreciation of forward foreign currency contracts	—	—	4,004,743
Appreciation of swap agreements	—	—	49,516
Other assets	52,724	25,643	21,726
Total Assets	$335,741,320	$71,079,361	$204,098,652
LIABILITIES:
Depreciation of forward foreign currency contracts	—	—	891,923
Depreciation on swap agreements	—	—	853,904
Payable for collateral on securities loaned	20,908,927	—	—
Payable for investment securities and foreign currencies purchased	15,453,456	664,254	1,126,050
Payable for fund shares redeemed	160,152	48,519	88,234
Payable to Investment Advisor	171,469	39,806	105,897
Payable to Custodian	15,685	—	—
Swap premiums received	—	—	152,740
Other accrued expenses	196,832	61,295	276,999
Total Liabilities	36,906,521	813,874	3,495,747
NET ASSETS	$298,834,799	$70,265,487	$200,602,905
NET ASSETS CONSIST OF:
Capital stock	295,828,141	69,702,762	207,714,562
Unrealized appreciation (depreciation) on:
Investments	3,987,790	4,732,961	(2,567,880)
Foreign currencies	—	—	(55,658)
Swaps	—	—	(804,388)
Forward currency exchange contracts	—	—	3,112,820
Futures contracts	—	—	86,435
Accumulated undistributed net investment income (loss)	(83,971)	65,516	798,077
Accumulated undistributed net realized loss	(897,161)	(4,235,752)	(4,681,063)
Total Net Assets	$298,834,799	$70,265,487	$200,602,905
Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	7,477,784	—	4,762,328
Net assets	70,672,313	—	46,731,578
Net asset value, offering and redemption price per share	$9.45	—	$9.81
Service Shares
Shares outstanding (unlimited shares of no par value authorized)	24,085,567	6,122,305	15,649,549
Net assets	228,162,486	70,265,487	153,871,327
Net asset value, offering and redemption price per share	$9.47	$11.48	$9.83

[1]Includes loaned securities with a value of:	$20,402,303	$—	$—

See notes to financial statements.

128

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2014 (Unaudited)

	Strategic Asset Allocation Fund	Tactical ConstrainedSM Asset Allocation Fund	Tactical UnconstrainedSM Asset Allocation Fund	Absolute Return Asset Allocation Fund
ASSETS:
Investments, at value (cost $140,436,575, $71,194,400, $431,340,830, and $438,961,928, respectively)[1]	$164,438,293	$81,680,011	$441,017,167	$443,552,195
Investments in affiliates, at value (cost $111,353,024, $91,553,204, $71,168,917 and $20,179,407, respectively)	146,354,189	119,520,162	91,190,565	21,506,672
Cash	304,490	55,529	15,350,100	537,548
Income receivable	188,978	130,731	365,493	41,933
Receivable for investment securities sold	210,168	68,987	9,553,913	337,918
Receivable for fund shares sold	461,286	316,988	1,049,981	1,103,935
Other assets	43,600	30,176	69,561	87,901
Total Assets	312,001,004	201,802,584	558,596,780	467,168,102
LIABILITIES:
Payable for collateral on securities loaned	39,002,598	18,276,723	72,411,021	78,552,320
Payable for investment securities purchased	—	5,216	15,762,085	1,592,174
Payable for fund shares redeemed	390,230	299,554	614,201	479,481
Payable to Investment Advisor	114,568	86,768	236,658	189,884
Other accrued expenses	146,655	125,199	228,880	248,775
Total Liabilities	39,654,051	18,793,460	89,252,845	81,062,634
NET ASSETS	$272,346,953	$183,009,124	$469,343,935	$386,105,468
NET ASSETS CONSIST OF:
Capital stock	212,103,180	138,228,884	420,469,501	381,374,256
Unrealized appreciation on:
Investments	24,001,718	10,485,611	9,676,337	4,590,267
Investments in affiliates	35,001,165	27,966,958	20,021,648	1,327,265
Accumulated undistributed net investment income	274,708	243,509	1,753,737	4,884,803
Accumulated undistributed net realized gain (loss)	966,182	6,084,162	17,422,712	(6,071,123)
Total Net Assets	$272,346,953	183,009,124	$469,343,935	$386,105,468
Institutional Shares
Shares outstanding (unlimited shares of no par
value authorized)	492,021	387,391	379,623	162,527
Net assets	5,696,397	4,487,719	4,135,491	1,649,500
Net asset value, offering and redemption price
per share	$11.58	$11.58	$10.89	$10.15
Service Shares
Shares outstanding (unlimited shares of no par
value authorized)	23,127,906	15,442,740	42,837,478	37,962,322
Net assets	266,650,556	178,521,405	465,208,444	384,455,968
Net asset value, offering and redemption price per share	$11.53	$11.56	$10.86	$10.13
[1]Includes loaned securities with a value of:	$37,602,571	$17,611,543	$70,054,000	$76,484,140

See notes to financial statements.

129

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2014 (Unaudited)

	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Diversified Alternatives Allocation Fund
ASSETS:
Investments, at value (cost $155,823,870, $134,960,888, and $2,189,350, respectively)[1]	$159,533,431	$135,236,121	$2,189,350
Investments in affiliates, at value (cost $4,776,014, $56,031,626, and $103,478,791, respectively)	4,914,507	55,576,016	110,476,543
Cash	515,628	37,097	—
Income receivable	105,904	57	44
Receivable for investment securities sold	1,967,185	361,512	58,541
Receivable for fund shares sold	338,626	221,161	91,405
Other assets	74,374	45,673	25,702
Total Assets	167,449,655	191,477,637	112,841,585
LIABILITIES:
Payable for collateral on securities loaned	31,164,326	33,045,685	—
Payable for investment securities purchased	1,318,312	14,647	—
Payable for fund shares redeemed	23,454	276,263	145,096
Payable to Investment Advisor	67,727	66,066	—
Other accrued expenses	80,716	121,348	92,778
Total Liabilities	32,654,535	33,524,009	237,874
NET ASSETS	$134,795,120	$157,953,628	$112,603,711
NET ASSETS CONSIST OF:
Capital stock	130,411,610	165,310,596	112,003,935
Unrealized appreciation (depreciation) on:
Investments	3,709,561	275,233	—
Investments in affiliates	138,493	(455,610)	6,997,752
Accumulated undistributed net investment income (loss)	429,838	366,250	(20,909)
Accumulated undistributed net realized gain (loss)	105,618	(7,542,841)	(6,377,067)
Total Net Assets	$134,795,120	$157,953,628	$112,603,711
Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	—	125,338	132,860
Net assets	—	1,213,579	1,345,768
Net asset value, offering and redemption price per share	$—	$9.68	$10.13
Service Shares
Shares outstanding (unlimited shares of no par value authorized)	12,595,504	16,183,370	11,008,521
Net assets	134,795,120	156,740,049	111,257,943
Net asset value, offering and redemption price per share	$10.70	$9.69	$10.11
[1]Includes loaned securities with a value of:	$30,283,797	$32,209,697	$—

See notes to financial statements.

130

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF OPERATIONS

For the Period Ended September 30, 2014 (Unaudited)

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $16,165, $34,802, and $0, respectively)	$1,508,730	$3,399,394	$325,866
Interest income	362	540	23,563
Total investment income	1,509,092	3,399,934	349,429
EXPENSES:
Investment advisory fees	679,064	711,744	279,285
Distribution (12b-1) fees – Service Shares	189,298	185,069	41,767
Administrative service fees – Service Shares	189,298	185,069	41,767
Shareholder servicing fees – Service Shares	58,304	59,222	8,353
Administration fees	36,485	38,949	14,719
Custody fees	32,067	12,813	16,869
Legal fees	23,275	28,574	17,666
Fund accounting fees	18,358	18,720	12,567
Federal and state registration fees	17,609	17,270	16,636
Directors’ fees and expenses	9,856	11,275	4,247
Audit and tax fees	9,516	9,516	9,516
Reports to shareholders	7,033	8,049	3,728
Transfer agent fees and expenses	6,923	7,235	4,545
Insurance fees	5,320	5,741	2,386
Compliance fees	3,992	4,236	1,553
Miscellaneous expenses	1,281	1,311	1,281
Total expenses	1,287,679	1,304,793	476,885
Net expense recapture by Advisor (See Note 3)	23,714	—	17,527
Less securities lending credit (See Note 6)	(9,411)	(19,061)	(36,521)
Net expenses	1,301,982	1,285,732	457,891
Net investment income (loss)	207,110	2,114,202	(108,462)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	14,308,245	10,610,334	589,309
Net change in unrealized depreciation on investments	(5,780,480)	(9,024,236)	(1,485,907)
Net realized and unrealized gain (loss)	8,527,765	1,586,098	(896,598)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,734,875	$3,700,300	$(1,005,060)

See notes to financial statements.

131

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STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2014 (Unaudited)

	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $675,136, $11,387, and $0), respectively)	$9,725,340	$1,419,684	$906,673
Interest income	3,107	426	27
Total investment income	9,728,447	1,420,110	906,700
EXPENSES:
Investment advisory fees	1,267,802	507,317	256,307
Distribution (12b-1) fees – Service Shares	298,025	90,809	82,280
Administrative service fees – Service Shares	298,025	90,809	82,280
Shareholder servicing fees – Service Shares	87,024	24,700	23,863
Administration fees	78,403	25,057	15,339
Custody fees	202,075	14,597	4,880
Legal fees	43,242	21,159	9,314
Fund accounting fees	82,675	14,517	6,855
Federal and state registration fees	19,713	16,848	16,400
Directors’ fees and expenses	20,439	7,177	4,404
Audit and tax fees	10,980	10,523	6,954
Reports to shareholders	16,957	6,234	3,753
Transfer agent fees and expenses	10,437	5,706	4,604
Insurance fees	9,746	4,376	759
Compliance fees	7,677	2,650	1,123
Miscellaneous expenses	1,281	1,281	1,830
Total expenses	2,454,501	843,760	520,945
Net expense recapture (reimbursement) by Advisor (See Note 3)	47,938	—	—
Fees waived by Advisor (See Note 3)	—	—	(34,723)
Less securities lending credit (See Note 6)	(2,394)	(7,524)	(191,279)
Net expenses	2,500,045	836,236	294,943
Net investment income	7,228,402	583,874	611,757
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	7,988,467	8,266,698	(571,389)
Foreign currencies	(145,289)	—	—
Futures contracts	623,869	—	—
Total	8,467,047	8,266,698	(571,389)
Net change in unrealized depreciation on:
Investments	(17,906,412)	(5,265,157)	(2,143,679)
Foreign currencies	(16,270)	—	—
Futures contracts	(871,907)	—	—
Total	(18,794,589)	(5,265,157)	(2,143,679)
Net realized and unrealized gain (loss)	(10,327,542)	3,001,541	(2,715,068)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,099,140)	$3,585,415	$(2,103,311)

See notes to financial statements.

132

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STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2014 (Unaudited)

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $0, $3,094)	$—	$—	$172,213
Interest income (net of withholding tax of $0, $0, $31,322)	3,845,280	1,380,849	4,872,365
Total investment income	3,845,280	1,380,849	5,044,578
EXPENSES:
Investment advisory fees	755,325	170,838	726,076
Distribution (12b-1) fees – Service Shares	282,308	85,419	190,584
Administrative service fees – Service Shares	282,308	85,419	190,584
Shareholder servicing fees – Service Shares	112,923	34,168	59,462
Administration fees	34,399	12,660	40,730
Custody fees	26,477	3,897	103,454
Legal fees	56,827	10,485	37,626
Fund accounting fees	96,826	20,290	124,195
Federal and state registration fees	19,745	16,907	19,923
Directors’ fees and expenses	17,396	3,697	12,057
Audit and tax fees	12,013	11,954	15,006
Reports to shareholders	10,344	1,411	9,854
Transfer agent fees and expenses	9,427	3,482	7,222
Insurance fees	11,339	2,020	2,105
Compliance fees	6,450	1,464	2,911
Miscellaneous Expense	1,281	1,281	1,281
Total expenses	1,735,388	465,392	1,543,070
Net expense reimbursement by Advisor (See Note 3)	(4,140)	(24,630)	(72,788)
Less securities lending credit (See Note 6)	(9,955)	—	—
Net expenses	1,721,293	440,762	1,470,282
Net investment income	2,123,987	940,087	3,574,296
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,036,908	212,958	(152,528)
Foreign currencies	—	—	(184,216)
Forward currency exchange contracts	—	—	(359,676)
Swaps	—	—	(335,594)
Futures contracts	—	—	(470,229)
Written Options	—	—	(2,448)
Total	2,036,908	212,958	(1,504,691)
Net change in unrealized appreciation (depreciation) on:
Investments	754,237	1,555,963	(2,706,808)
Foreign currencies	—	—	(51,234)
Forward currency contracts	—	—	3,949,466
Swaps	—	—	(248,243)
Futures contracts	—	—	107,373
Total	754,237	1,555,963	1,050,554
Net realized and unrealized gain (loss)	2,791,145	1,768,921	(454,137)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,915,132	$2,709,008	$3,120,159

See notes to financial statements.

133

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2014 (Unaudited)

	Strategic Asset Allocation Fund	Tactical ConstrainedSM Asset Allocation Fund	Tactical UnconstrainedSM Asset Allocation Fund	Absolute Return Asset Allocation Fund
INVESTMENT INCOME:
Dividend income	$1,662,291	$689,794	$3,593,878	$5,313,675
Dividends from affiliate investments	—	478,888	485,485	260,764
Interest income	609	440	5,253	822
Total investment income	1,662,900	1,169,122	4,084,616	5,575,261
EXPENSES:
Investment advisory fees	359,369	238,991	810,949	708,630
Distribution (12b-1) fees – Service Shares	352,894	233,978	574,968	504,381
Administrative service fees – Service Shares	352,894	233,978	574,968	504,381
Shareholder servicing fees – Service Shares	134,100	88,912	223,088	194,658
Administration fees	56,245	37,592	83,291	83,157
Custody fees	31,210	32,891	61,894	76,663
Legal fees	29,130	22,619	40,415	51,185
Fund accounting fees	25,079	16,785	36,618	37,378
Federal and state registration fees	20,002	16,516	18,175	16,977
Directors’ fees and expenses	16,281	11,009	24,771	24,371
Audit and tax fees	6,954	6,954	6,954	6,954
Reports to shareholders	13,676	9,206	21,112	19,774
Transfer agent fees and expenses	8,932	7,042	11,566	11,762
Insurance fees	2,799	1,947	3,800	4,292
Compliance fees	4,134	2,636	6,265	5,940
Miscellaneous expenses	1,281	1,281	1,281	1,830
Total expenses	1,414,980	962,337	2,500,115	2,252,333
Net expense recapture by Advisor (See Note 3)	56,738	33,122	12,143	—
Less securities lending credit (See Note 6)	(112,113)	(52,173)	(209,966)	(378,585)
Net expenses	1,359,605	943,286	2,302,292	1,873,748
Net investment income	303,295	225,836	1,782,324	3,701,513
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	1,580,101	896,585	7,817,364	3,061,691
Investments in affiliates	846,994	1,855,609	6,671,476	598,692
Total	2,427,095	2,752,194	14,488,840	3,660,383
Net change in unrealized appreciation (depreciation) on:
Investments	(170,239)	489,836	(7,779,015)	(1,795,334)
Investments in affiliates	246,835	(652,425)	(5,744,635)	(428,032)
Total	76,596	(162,589)	(13,523,650)	(2,223,366)
Net realized and unrealized gain	2,503,691	2,589,605	965,190	1,437,017
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,806,986	$2,815,441	$2,747,514	$5,138,530

See notes to financial statements.

134

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STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2014 (Unaudited)

	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Diversified Alternatives Allocation Fund
INVESTMENT INCOME:
Dividend income	$2,902,039	$1,510,288	$—
Dividends from affiliate investments	28,356	961,761	281,064
Interest income	342	380	255
Total investment income	2,930,737	2,472,429	281,319
EXPENSES:
Investment advisory fees	235,633	218,192	90,262
Distribution (12b-1) fees – Service Shares	168,309	216,814	148,954
Administrative service fees – Service Shares	168,309	216,814	148,954
Shareholder servicing fees – Service Shares	63,631	84,123	57,794
Administration fees	24,912	37,757	24,122
Custody fees	32,751	24,557	15,664
Legal fees	14,563	24,307	21,965
Fund accounting fees	9,556	21,788	10,486
Federal and state registration fees	17,599	17,136	18,504
Directors’ fees and expenses	7,320	10,976	7,029
Audit and tax fees	6,954	6,954	6,924
Reports to shareholders	6,173	8,303	6,101
Transfer agent fees and expenses	3,847	7,007	5,579
Insurance fees	1,190	1,949	1,246
Compliance fees	1,856	2,667	1,696
Miscellaneous expenses	1,281	1,281	1,281
Total expenses	763,884	900,625	566,561
Fees waived by Advisor (See Note 3)	—	—	(239,216)
Less securities lending credit (See Note 6)	(235,379)	(89,840)	—
Net expenses	528,505	810,785	327,345
Net investment income (loss)	2,402,232	1,661,644	(46,026)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	750,631	(1,227,511)	—
Investments in affiliates	41,504	(733,668)	(2,264,724)
Total	792,135	(1,961,179)	(2,264,724)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,569,814)	2,010,159	—
Investments in affiliates	(137,958)	877,148	4,867,042
Total	(1,707,772)	2,887,307	4,867,042
Net realized and unrealized gain (loss)	(915,637)	926,128	2,602,318
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,486,595	$2,587,772	$2,556,292

See notes to financial statements.

135

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STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2014	2014	2014	2014
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$207,110	$352,491	$2,114,202	$2,374,704
Net realized gain on investment transactions	14,308,245	21,092,764	10,610,334	22,276,535
Change in unrealized appreciation (depreciation) on investments	(5,780,480)	13,913,996	(9,024,236)	20,243,163
Net increase in net assets resulting from operations	8,734,875	35,359,251	3,700,300	44,894,402
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	4,615,128	12,335,208	4,996,794	19,156,635
Shares issued to holders in reinvestment of dividends	—	291,957	—	1,001,117
Shares redeemed	(9,852,815)	(22,023,140)	(14,780,837)	(32,457,127)
Net decrease	(5,237,687)	(9,395,975)	(9,784,043)	(12,299,375)
Service Shares
Shares sold	28,381,605	38,921,597	27,104,826	39,000,087
Shares issued to holders in reinvestment of dividends	—	71,448	—	813,710
Shares redeemed	(15,276,782)	(62,008,635)	(15,111,984)	(69,734,060)
Net increase (decrease)	13,104,823	(23,015,590)	11,992,842	(29,920,263)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(291,957)	—	(1,001,117)
Net investment income – Service Shares	—	(115,775)	—	(1,354,660)
Total dividends and distributions	—	(407,732)	—	(2,355,777)
INCREASE IN NET ASSETS	16,602,011	2,539,954	5,909,099	318,987
NET ASSETS:
Beginning of year	183,730,547	181,190,593	199,843,703	199,524,716
End of year (including accumulated undistributed net investment income of $213,983, $6,873, $2,658,958 and $544,756, respectively)	$200,332,558	$183,730,547	$205,752,802	$199,843,703
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	333,138	994,052	420,877	1,813,516
Shares issued to holders in reinvestment of dividends	—	21,642	—	87,281
Shares redeemed	(717,381)	(1,751,779)	(1,255,162)	(3,023,543)
Net decrease	(384,243)	(736,085)	(834,285)	(1,122,746)
Service Shares
Shares sold	2,060,966	3,101,659	2,261,015	3,573,671
Shares issued to holders in reinvestment of dividends	—	5,328	—	70,148
Shares redeemed	(1,103,256)	(5,108,167)	(1,256,932)	(6,610,413)
Net increase (decrease)	957,710	(2,001,180)	1,004,083	(2,966,594)

See notes to financial statements.

136

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STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2014	2014	2014	2014
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(108,462)	$(204,887)	$7,228,402	$3,745,379
Net realized gain on investment transactions	589,309	28,603,873	8,467,047	10,334,774
Change in unrealized appreciation (depreciation) on investments	(1,485,907)	(11,964,634)	(18,794,589)	23,695,388
Net increase (decrease) in net assets resulting from operations	(1,005,060)	16,434,352	(3,099,140)	37,775,541
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	5,367,948	21,158,768	13,468,206	69,617,181
Shares issued to holders in reinvestment of dividends	—	23,111	—	1,297,000
Shares redeemed	(11,537,200)	(30,790,156)	(25,758,867)	(36,583,493)
Net increase (decrease)	(6,169,252)	(9,608,277)	(12,290,661)	34,330,688
Service Shares
Shares sold	4,916,934	8,445,132	29,320,616	94,242,807
Shares issued to holders in reinvestment of dividends	—	—	—	1,431,722
Shares redeemed	(3,533,862)	(22,944,161)	(33,164,277)	(78,040,049)
Net increase (decrease)	1,383,072	(14,499,029)	(3,843,661)	17,634,480
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(23,111)	—	(1,297,000)
Net investment income – Service Shares	—	—	—	(2,167,000)
Total dividends and distributions	—	(23,111)	—	(3,464,000)
INCREASE (DECREASE) IN NET ASSETS	(5,791,240)	(7,696,065)	(19,233,462)	86,276,709
NET ASSETS:
Beginning of year	77,287,003	84,983,068	368,687,070	282,410,361
End of year (including accumulated undistributed net investment income (loss) of $(197,097), $(88,635), $10,379,004 and $3,150,602, respectively)	$71,495,763	$77,287,003	$349,453,608	$368,687,070
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	316,627	1,390,413	1,475,440	8,180,960
Shares issued to holders in reinvestment of dividends	—	1,413	—	145,404
Shares redeemed	(694,301)	(2,010,523)	(2,827,029)	(4,292,169)
Net increase (decrease)	(377,674)	(618,697)	(1,351,589)	4,034,195
Service Shares
Shares sold	296,018	554,743	3,217,849	11,329,390
Shares issued to holders in reinvestment of dividends	—	—	—	161,049
Shares redeemed	(212,903)	(1,612,743)	(3,651,365)	(9,210,010)
Net increase (decrease)	83,115	(1,058,000)	(433,516)	2,280,429

See notes to financial statements.

137

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STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Equity Fund		Global Real Return Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2014	2014	2014	2014
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$583,874	$732,141	$611,757	$832,674
Net realized gain (loss) on investment transactions	8,266,698	25,954,638	(571,389)	(4,526,174)
Change in unrealized appreciation (depreciation) on investments	(5,265,157)	5,016,555	(2,143,679)	2,683,251
Net increase (decrease) in net assets resulting from operations	3,585,415	31,703,334	(2,103,311)	(1,010,249)
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	3,310,364	12,740,679	277,187	4,555,454
Shares issued to holders in reinvestment of dividends	—	3,505,113	—	147,042
Shares redeemed	(13,557,085)	(34,980,702)	(1,347,697)	(3,027,315)
Net increase (decrease)	(10,246,721)	(18,734,910)	(1,070,510)	1,675,181
Service Shares
Shares sold	7,659,173	12,445,930	6,328,976	18,626,087
Shares issued to holders in reinvestment of dividends	—	3,535,605	—	343,729
Shares redeemed	(9,997,109)	(44,363,925)	(7,301,688)	(23,902,642)
Net decrease	(2,337,936)	(28,382,390)	(972,712)	(4,932,826)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(554,826)	—	(147,042)
Net investment income – Service Shares	—	(137,451)	—	(469,321)
Net realized gains – Institutional Shares	—	(2,950,288)	—	—
Net realized gains – Service Shares	—	(3,431,406)	—	—
Total dividends and distributions	—	(7,073,971)	—	(616,363)
DECREASE IN NET ASSETS	(8,999,242)	(22,487,937)	(4,146,533)	(4,884,257)
NET ASSETS:
Beginning of year	132,229,446	154,717,383	77,576,913	82,461,170
End of year (including accumulated undistributed net investment income of $753,008, $169,134, $857,078, and $245,321, respectively)	$123,230,204	$132,229,446	$73,430,380	$77,576,913
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	244,403	1,020,666	29,292	503,548
Shares issued to holders in reinvestment of dividends	—	265,740	—	16,284
Shares redeemed	(999,309)	(2,808,384)	(142,192)	(331,558)
Net increase (decrease)	(754,906)	(1,521,978)	(112,900)	188,274
Service Shares
Shares sold	561,016	981,103	666,199	2,046,056
Shares issued to holders in reinvestment of dividends	—	269,072	—	37,897
Shares redeemed	(731,517)	(3,592,246)	(767,665)	(2,628,584)
Net decrease	(170,501)	(2,342,071)	(101,466)	(544,631)

See notes to financial statements.

138

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STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Tax-Exempt Fixed Income Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2014	2014	2014	2014
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,123,987	$4,648,545	$940,087	$1,922,850
Net realized gain (loss) on investment transactions	2,036,908	(2,082,111)	212,958	(120,481)
Change in unrealized appreciation (depreciation) on investments	754,237	(8,003,981)	1,555,963	(3,026,236)
Net increase (decrease) in net assets resulting from operations	4,915,132	(5,437,547)	2,709,008	(1,223,867)
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	7,793,715	99,243,948	—	—
Shares issued to holders in reinvestment of dividends	702,825	4,131,927	—	—
Shares redeemed	(27,282,842)	(143,287,217)	—	—
Net decrease	(18,786,302)	(39,911,342)	—	—
Service Shares
Shares sold	31,620,850	82,207,966	12,198,598	21,167,435
Shares issued to holders in reinvestment of dividends	852,396	5,662,109	602,320	1,305,670
Shares redeemed	(37,549,013)	(125,108,533)	(7,740,650)	(31,627,332)
Net increase (decrease)	(5,075,767)	(37,238,458)	5,060,268	(9,154,227)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(702,825)	(2,106,585)	—	—
Net investment income – Service Shares	(1,503,183)	(3,464,351)	(933,366)	(1,932,202)
Net realized gains – Institutional Shares	—	(329,777)	—	—
Net realized gains – Service Shares	—	(873,296)	—	—
Return of capital – Institutional Shares	—	(1,695,565)	—	—
Return of capital – Service Shares	—	(4,498,324)	—	—
Total dividends and distributions	(2,206,008)	(12,967,898)	(933,366)	(1,932,202)
INCREASE (DECREASE) IN NET ASSETS	(21,152,945)	(95,555,245)	6,835,910	(12,310,296)
NET ASSETS:
Beginning of year	319,987,744	415,542,989	63,429,577	75,739,873
End of year (including accumulated undistributed net investment income (loss) of $(83,971), $(1,950), $65,516 and $58,795, respectively)	$298,834,799	$319,987,744	$70,265,487	$63,429,577
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	822,475	10,359,602	—	—
Shares issued to holders in reinvestment of dividends	74,492	439,400	—	—
Shares redeemed	(2,887,361)	(14,958,623)	—	—
Net decrease	(1,990,394)	(4,159,621)	—	—
Service Shares
Shares sold	3,328,537	8,539,880	1,072,814	1,888,895
Shares issued to holders in reinvestment of dividends	90,104	601,091	52,887	118,057
Shares redeemed	(3,959,057)	(12,966,663)	(679,408)	(2,805,719)
Net increase (decrease)	(540,416)	(3,825,692)	446,293	(798,767)

See notes to financial statements.

139

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Fixed Income Fund		Strategic Asset Allocation Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2014	2014	2014	2014
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$3,574,296	$8,990,479	$303,295	$1,607,039
Net realized gain (loss) on investment transactions	(1,504,691)	(1,568,782)	2,427,095	4,893,226
Change in unrealized appreciation (depreciation) on investments	1,050,554	(10,293,292)	76,596	29,033,060
Net increase (decrease) in net assets resulting from operations	3,120,159	(2,871,595)	2,806,986	35,533,325
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	6,051,047	40,385,667	2,912,336	3,468,920
Shares issued to holders in reinvestment of dividends	1,520,605	3,161,115	—	56,529
Shares redeemed	(25,451,201)	(78,137,254)	(796,627)	(1,062,912)
Net increase (decrease)	(17,879,549)	(34,590,472)	2,115,709	2,462,537
Service Shares
Shares sold	29,994,487	68,707,575	60,383,066	144,347,332
Shares issued to holders in reinvestment of dividends	2,080,660	2,709,952	—	5,261,997
Shares redeemed	(24,232,762)	(68,566,490)	(84,894,422)	(138,207,839)
Net increase (decrease)	7,842,385	2,851,037	(24,511,356)	11,401,490
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(1,520,605)	(2,977,841)	—	(18,875)
Net investment income – Service Shares	(3,634,490)	(3,814,577)	—	(1,395,712)
From net realized gains – Institutional Shares	—	(183,274)	—	(37,654)
From net realized gains – Service Shares	—	(373,401)	—	(5,016,550)
Total dividends and distributions	(5,155,095)	(7,349,093)	—	(6,468,791)
INCREASE (DECREASE) IN NET ASSETS	(12,072,100)	(41,960,123)	(19,588,661)	42,928,561
NET ASSETS:
Beginning of year	212,675,005	254,635,128	291,935,614	249,007,053
End of year (including undistributed net investment income (loss) of $798,077, $2,378,876, $274,708, and $(28,587), respectively)	$200,602,905	$212,675,005	$272,346,953	$291,935,614
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	605,818	4,033,572	251,982	313,095
Shares issued to holders in reinvestment of dividends	153,401	322,958	—	4,998
Shares redeemed	(2,556,975)	(7,938,298)	(68,744)	(95,592)
Net increase (decrease)	(1,797,756)	(3,581,768)	183,238	222,501
Service Shares
Shares sold	3,009,793	6,865,249	5,213,082	13,277,241
Shares issued to holders in reinvestment of dividends	209,514	276,273	—	464,841
Shares redeemed	(2,430,465)	(6,919,201)	(7,316,904)	(12,692,004)
Net increase (decrease)	788,842	222,321	(2,103,822)	1,050,078

See notes to financial statements.

140

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tactical ConstrainedSM		Tactical UnconstrainedSM
	Asset Allocation Fund		Asset Allocation Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2014	2014	2014	2014
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$225,836	$1,617,584	$1,782,324	$1,796,829
Net realized gain on investment transactions	2,752,194	5,240,965	14,488,840	9,735,582
Change in unrealized appreciation (depreciation) on investments	(162,589)	15,305,680	(13,523,650)	12,960,967
Net increase in net assets resulting from operations	2,815,441	22,164,229	2,747,514	24,493,378
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	2,251,831	2,761,832	2,947,443	1,261,607
Shares issued to holders in reinvestment of dividends	—	34,002	—	28,934
Shares redeemed	(503,577)	(1,120,373)	(314,581)	(659,809)
Net increase	1,748,254	1,675,461	2,632,862	630,732
Service Shares
Shares sold	37,980,264	84,656,660	161,800,136	177,825,472
Shares issued to holders in reinvestment of dividends	—	1,537,801	—	6,278,348
Shares redeemed	(57,714,157)	(138,713,361)	(76,801,833)	(133,748,253)
Net increase (decrease)	(19,733,893)	(52,518,900)	84,998,303	50,355,567
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(23,970)	—	(9,973)
Net investment income – Service Shares	—	(1,634,037)	—	(1,652,507)
Net realized gains – Institutional Shares	—	(10,033)	—	(18,961)
Net realized gains – Service Shares	—	(1,258,199)	—	(5,959,556)
Total dividends and distributions	—	(2,926,239)	—	(7,640,997)
INCREASE (DECREASE) IN NET ASSETS	(15,170,198)	(31,605,449)	90,378,679	67,838,680
NET ASSETS:
Beginning of year	198,179,322	229,784,771	378,965,256	311,126,576
End of year (including undistributed net investment income (loss) of $243,509, $17,673, 1,753,737, and $(28,587), respectively)	$183,009,124	$198,179,322	$469,343,935	$378,965,256
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	195,580	249,754	269,636	118,987
Shares issued to holders in reinvestment of dividends	—	3,017	—	2,682
Shares redeemed	(43,582)	(101,714)	(28,557)	(62,213)
Net increase	151,998	151,057	241,079	59,456
CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	3,286,417	7,801,114	14,842,239	16,793,957
Shares issued to holders in reinvestment of dividends	—	136,209	—	580,791
Shares redeemed	(5,000,810)	(12,703,740)	(6,973,337)	(12,632,765)

Net increase (decrease)	(1,714,393)	(4,766,417)	7,868,902	4,741,983

See notes to financial statements.

141

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return		Multi-Asset Income
	Asset Allocation Fund		Asset Allocation Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2014	2014	2014	2014
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$3,701,513	$8,361,929	$2,402,232	$3,723,672
Net realized gain (loss) on investment transactions	3,660,383	(6,857,236)	792,135	(653,711)
Change in unrealized appreciation (depreciation) on investments	(2,223,366)	(641,506)	(1,707,772)	2,712,206
Net increase in net assets resulting from operations	5,138,530	863,187	1,486,595	5,782,167
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,036,917	910,116	—	—
Shares issued to holders in reinvestment of dividends	—	19,543	—	—
Shares redeemed	(420,412)	(478,434)	—	—
Net increase	616,505	451,225	—	—
Service Shares
Shares sold	60,307,705	197,736,481	49,526,120	84,116,586
Shares issued to holders in reinvestment of dividends	—	1,562,579	455,275	859,152
Shares redeemed	(130,158,558)	(251,559,445)	(29,748,017)	(44,766,891)
Net increase (decrease)	(69,850,853)	(52,260,385)	20,233,378	40,208,847
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(19,543)	—	—
Net investment income – Service Shares	—	(9,107,855)	(2,402,629)	(3,670,842)
Net realized gains – Service Shares	—	—	—	(112,018)
Total dividends and distributions	—	(9,127,398)	(2,402,629)	(3,782,860)
INCREASE (DECREASE) IN NET ASSETS	(64,095,818)	(60,073,371)	19,317,344	42,208,154
NET ASSETS:
Beginning of year	450,201,286	510,274,657	115,477,776	73,269,622
End of year (including undistributed accumulated net investment income of $4,884,803, $1,183,290, $429,838, and $430,235, respectively)	$386,105,468	$450,201,286	$134,795,120	$115,477,776
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	102,787	91,636	—	—
Shares issued to holders in reinvestment of dividends	—	1,986	—	—
Shares redeemed	(41,766)	(48,184)	—	—
Net increase	61,021	45,438	—	—
CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	5,954,728	19,735,570	4,525,202	7,984,824
Shares issued to holders in reinvestment of dividends	—	158,316	41,576	81,731
Shares redeemed	(12,874,956)	(25,137,707)	(2,707,981)	(4,252,068)
Net increase (decrease)	(6,920,228)	(5,243,821)	1,858,797	3,814,487

See notes to financial statements.

142

GuideMarkSM Funds & GuidePathSM Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Fixed Income		Altegris® Diversified
	Allocation Fund		Alternatives Allocation Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2014	2014	2014	2014
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$1,661,644	$3,268,718	$(46,026)	$4,096,095
Net realized loss on investment transactions	(1,961,179)	(5,378,361)	(2,264,724)	(3,921,888)
Change in unrealized appreciation (depreciation) on investments	2,887,307	(1,638,528)	4,867,042	1,864,478
Net increase in net assets resulting from operations	2,587,772	3,748,171	2,556,292	2,038,685
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	704,510	915,879	705,968	689,003
Shares issued to holders in reinvestment of dividends	14,189	17,674	—	20,739
Shares redeemed	(468,395)	(458,138)	(130,391)	(478,352)
Net increase	250,304	475,415	575,577	231,390
Service Shares
Shares sold	34,603,879	115,835,263	13,618,825	57,897,860
Shares issued to holders in reinvestment of dividends	218,704	1,080,786	—	707,742
Shares redeemed	(92,649,541)	(123,305,671)	(33,405,109)	(89,214,319)
Net decrease	(57,826,958)	(6,389,622)	(19,786,284)	(30,608,717)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(14,189)	(16,037)	—	(20,512)
Net investment income – Service Shares	(1,502,879)	(3,627,266)	—	(4,068,805)
Net realized gains – Institutional Shares	—	(1,637)	—	(227)
Net realized gains – Service Shares	—	(552,887)	—	(51,242)
Total dividends and distributions	(1,517,068)	(4,197,827)	—	(4,140,786)
DECREASE IN NET ASSETS	(56,505,950)	(13,860,205)	(16,654,415)	(32,479,428)
NET ASSETS:
Beginning of year	214,459,578	228,319,783	129,258,126	161,737,554
End of year (including accumulated undistributed net investment income (loss) of $366,250, $221,674, ($20,909), and $25,117, respectively)	$157,953,628	$214,459,578	$112,603,711	$129,258,126
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	72,552	94,769	71,445	69,757
Shares issued to holders in reinvestment of dividends	1,465	1,846	—	2,105
Shares redeemed	(48,225)	(47,460)	(13,120)	(48,709)
Net increase	25,792	49,155	58,325	23,153
CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	3,558,534	11,927,709	1,374,024	5,820,067
Shares issued to holders in reinvestment of dividends	22,553	113,096	—	71,779
Shares redeemed	(9,536,481)	(12,722,815)	(3,362,791)	(9,017,243)
Net decrease	(5,955,394)	(682,010)	(1,988,767)	(3,125,397)

See notes to financial statements.

143

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund
	Institutional
				April 29, 2011[1]
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$13.67	$11.20	$10.68	$10.32
Income from investment operations:
Net investment income	0.06	0.09	0.08	0.01
Net realized and unrealized gains on investments	0.61	2.46	0.51	0.35
Total from investment operations	0.67	2.55	0.59	0.36
Less distributions:
Dividends from net investment income	—	(0.08)	(0.07)	—
Total distributions	—	(0.08)	(0.07)	—
Net asset value, end of period	$14.34	$13.67	$11.20	$10.68
Total return	4.90%[2]	22.81%	5.54%	3.49%[2]
Supplemental data and ratios:
Net assets, end of period	$41,509,071	$44,827,864	$44,994,114	$31,330,264
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.88%[3]	0.90%	0.92%	0.93%[3]
After expense reimbursement (recapture) and securities lending credit	0.87%[3]	0.89%	0.89%	0.92%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.67%[3]	0.63%	0.81%	0.33%[3]
After expense reimbursement (recapture) and securities lending credit	0.68%[3]	0.64%	0.84%	0.34%[3]
Portfolio turnover rate	31.24%[2]	55.81%	60.92%	126.61%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

144

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund
	Service
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$13.56	$11.12	$10.61	$9.99	$8.41	$5.67
Income from investment operations:
Net investment income (loss)	0.01	0.00	0.02	(0.03)	(0.01)	0.01
Net realized and unrealized gains on investments	0.61	2.45	0.51	0.65	1.59	2.75
Total from investment operations	0.62	2.45	0.53	0.62	1.58	2.76
Less distributions:
Dividends from net investment income	—	(0.01)	(0.02)	—	—	(0.01)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	—	(0.01)	(0.02)	—	—	(0.02)
Net asset value, end of period	$14.18	$13.56	$11.12	$10.61	$9.99	$8.41
Total return	4.57%[1]	22.04%	5.00%	6.21%	18.79%	48.60%
Supplemental data and ratios:
Net assets, end of period	$158,823,487	$138,902,683	$136,196,479	$168,654,404	$211,129,188	$207,928,223
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.45%[2]	1.48%	1.52%	1.54%	1.45%	1.46%
After expense reimbursement (recapture) and securities lending credit	1.47%[2]	1.49%	1.49%	1.49%	1.43%	1.41%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.10%[2]	0.05%	0.18%	-0.32%	-0.13%	0.09%
After expense reimbursement (recapture) and securities lending credit	0.08%[2]	0.04%	0.21%	-0.27%	-0.11%	0.14%
Portfolio turnover rate	31.24%[1]	55.81%	60.92%	126.61%	63.33%	69.83%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

145

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Institutional
				April 29, 2011[1]
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.73	$9.43	$8.39	$8.54
Income from investment operations:
Net investment income	0.14	0.17	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.10	2.31	1.03	(0.09)
Total from investment operations	0.24	2.48	1.21	0.04
Less distributions:
Dividends from net investment income	—	(0.18)	(0.17)	(0.19)
Total distributions	—	(0.18)	(0.17)	(0.19)
Net asset value, end of period	$11.97	$11.73	$9.43	$8.39
Total return	2.05%[2]	26.38%	14.70%	0.70%[2]
Supplemental data and ratios:
Net assets, end of period	$53,318,408	$62,007,800	$60,452,681	$39,721,680
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.86%[3]	0.89%	0.92%	0.93%[3]
After expense reimbursement (recapture) and securities lending credit	0.84%[3]	0.88%	0.91%	0.92%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.47%[3]	1.57%	1.89%	1.89%[3]
After expense reimbursement (recapture) and securities lending credit	2.49%[3]	1.58%	1.90%	1.90%[3]
Portfolio turnover rate	14.97%[2]	29.10%	27.02%	95.12%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

146

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Service
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the year are as follows:
Net asset value, beginning of period	$11.84	$9.52	$8.47	$8.32	$7.44	$4.85
Income from investment operations:
Net investment income	0.11	0.13	0.14	0.10	0.09	0.10
Net realized and unrealized gains on investments	0.11	2.31	1.03	0.13	0.88	2.60
Total from investment operations	0.22	2.44	1.17	0.23	0.97	2.70
Less distributions:
Dividends from net investment income	—	(0.12)	(0.12)	(0.08)	(0.09)	(0.11)
Total distributions	—	(0.12)	(0.12)	(0.08)	(0.09)	(0.11)
Net asset value, end of period	$12.06	$11.84	$9.52	$8.47	$8.32	$7.44
Total return	1.86%[1]	25.63%	13.96%	2.87%	13.15%	55.37%
Supplemental data and ratios:
Net assets, end of period	$152,434,394	$137,835,903	$139,072,035	$163,077,098	$200,132,341	$200,627,939
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.44%[2]	1.46%	1.49%	1.51%	1.44%	1.44%
After expense reimbursement (recapture) and securities lending credit	1.42%[2]	1.45%	1.49%	1.49%	1.42%	1.40%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.91%[2]	1.01%	1.33%	1.13%	1.13%	1.27%
After expense reimbursement (recapture) and securities lending credit	1.93%[2]	1.02%	1.33%	1.15%	1.15%	1.31%
Portfolio turnover rate	14.97%[1]	29.10%	27.02%	95.12%	16.35%	26.85%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

147

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Institutional
				April 29, 2011[1]
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$16.77	$13.51	$11.56	$11.99
Income from investment operations:
Net investment income	0.01	0.00	0.07	—
Net realized and unrealized gains (losses) on investments	(0.18)	3.27	1.99	(0.43)
Total from investment operations	(0.17)	3.27	2.06	(0.43)
Less distributions:
Dividends from net investment income	—	(0.01)	(0.11)	—
Total distributions	—	(0.01)	(0.11)	—
Net asset value, end of period	$16.60	$16.77	$13.51	$11.56
Total return	-1.01%[2]	24.19%	17.95%	-3.59%[2]
Supplemental data and ratios:
Net assets, end of period	$37,975,058	$44,695,002	$44,361,656	$30,106,471
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.04%[3]	1.05%	1.09%	1.22%[3]
After expense reimbursement (recapture) and securities lending credit	0.94%[3]	1.02%	1.05%	1.09%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.10%[3]	-0.04%	0.61%	-0.10%[3]
After expense reimbursement (recapture) and securities lending credit	0.00%[3]	-0.01%	0.65%	0.03%[3]
Portfolio turnover rate	47.72%[2]	241.55%	143.14%	245.95%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

148

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Service
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$16.61	$13.45	$11.50	$11.61	$9.46	$5.69
Income from investment operations:
Net investment income (loss)	(0.05)	(0.12)	—	(0.09)	(0.05)	0.01
Net realized and unrealized gains (losses) on investments	(0.17)	3.28	1.99	(0.02)	2.20	3.78
Total from investment operations	(0.22)	3.16	1.99	(0.11)	2.15	3.79
Less distributions:
Dividends from net investment income	—	—	(0.04)	—	—	— *
Return of capital	—	—	—	—	—	(0.02)
Total distributions	—	—	(0.04)	—	—	(0.02)
Net asset value, end of period	$16.39	$16.61	$13.45	$11.50	$11.61	$9.46
Total return	-1.32%[1]	23.49%	17.32%	-0.95%	22.73%	66.39%
Supplemental data and ratios:
Net assets, end of period	$32,592,001	$32,592,001	$40,621,412	$47,944,286	$42,748,789	$42,649,488
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.58%[2]	1.60%	1.66%	1.74%	1.71%	1.67%
After expense reimbursement (recapture) and securities lending credit	1.59%[2]	1.59%	1.59%	1.59%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.64%[2]	-0.62%	0.01%	-0.82%	-0.66%	-0.06%
After expense reimbursement (recapture) and securities lending credit	-0.65%[2]	-0.61%	0.08%	-0.67%	-0.54%	0.02%
Portfolio turnover rate	47.72%[1]	241.55%	143.14%	245.95%	44.75%	52.31%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

149

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Institutional
				April 29, 2011[1]
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.94	$8.06	$7.52	$8.75
Income from investment operations:
Net investment income	0.21	0.11	0.13	0.07
Net realized and unrealized gains (losses) on investments	(0.27)	0.86	0.48	(1.17)
Total from investment operations	(0.06)	0.97	0.61	(1.10)
Less distributions:
Dividends from net investment income	—	(0.09)	(0.07)	(0.13)
Total distributions	—	(0.09)	(0.07)	(0.13)
Net asset value, end of period	$8.88	$8.94	$8.06	$7.52
Total return	-0.67%[2]	12.09%	8.09%	-12.34%[2]
Supplemental data and ratios:
Net assets, end of period	$117,587,471	$130,537,695	$85,157,441	$40,623,156
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.98%[3]	1.03%	1.09%	1.08%[3]
After expense reimbursement (recapture) and securities lending credit	0.98%[3]	1.03%	1.09%	1.08%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	4.40%[3]	1.44%	1.44%	1.13%[3]
After expense reimbursement (recapture) and securities lending credit	4.40%[3]	1.44%	1.44%	1.13%[3]
Portfolio turnover rate	31.73%[2]	75.22%	75.34%	164.90%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

150

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Service
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.89	$8.05	$7.54	$8.39	$8.01	$5.80
Income from investment operations:
Net investment income	0.17	0.07	0.08	0.12	0.11	0.20
Net realized and unrealized gains (losses) on investments	(0.26)	0.85	0.49	(0.88)	0.40	2.22
Total from investment operations	(0.09)	0.92	0.57	(0.76)	0.51	2.42
Less distributions:
Dividends from net investment income	—	(0.08)	(0.06)	(0.09)	(0.13)	(0.21)
Total distributions	—	(0.08)	(0.06)	(0.09)	(0.13)	(0.21)
Net asset value, end of period	$8.80	$8.89	$8.05	$7.54	$8.39	$8.01
Total return	-1.01%[1]	11.47%	7.53%	-8.92%	6.48%	41.68%
Supplemental data and ratios:
Net assets, end of period	$231,866,137	$238,149,375	$197,252,920	$185,300,082	$269,702,069	$269,621,569
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.55%[2]	1.60%	1.66%	1.66%	1.50%	1.53%
After expense reimbursement (recapture) and securities lending credit	1.59%[2]	1.59%	1.59%	1.59%	1.50%	1.53%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	3.82%[2]	0.94%	0.93%	1.11%	1.34%	2.01%
After expense reimbursement (recapture) and securities lending credit	3.78%[2]	0.95%	1.00%	1.18%	1.34%	2.01%
Portfolio turnover rate	31.73%[1]	75.22%	75.34%	164.90%	47.34%	65.33%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

151

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Opportunistic Equity Fund
	Institutional
				April 29, 2011[1]
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$13.49	$11.34	$9.91	$10.21
Income from investment operations:
Net investment income (loss)	0.10	0.13	0.08	0.02
Net realized and unrealized gains (losses) on investments	0.31	2.79	1.42	(0.32)
Total from investment operations	0.41	2.92	1.50	(0.30)
Less distributions:
Dividends from net investment income	—	(0.12)	(0.07)	—
Dividends from net realized gains	—	(0.65)	—	—
Total distributions	—	(0.77)	(0.07)	—
Net asset value, end of period	$13.90	$13.49	$11.34	$9.91
Total return	3.04%[2]	25.92%	15.22%	-2.94%[2]
Supplemental data and ratios:
Net assets, end of period	$51,219,597	$59,877,468	$67,574,510	$46,233,165
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.00%[3]	1.02%	1.06%	1.05%[3]
After expense reimbursement (recapture) and securities lending credit	0.99%[3]	1.01%	1.05%	1.03%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.21%[3]	0.82%	0.86%	0.45%[3]
After expense reimbursement (recapture) and securities lending credit	1.22%[3]	0.83%	0.87%	0.47%[3]
Portfolio turnover rate	25.95%[2]	59.12%	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

152

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Opportunistic Equity Fund
	Service
	Period Ended September 30, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$13.42	$11.27	$9.86	$10.00
Income from investment operations:
Net investment income (loss)	0.05	0.04	0.03	(0.02)
Net realized and unrealized gains (losses) on investments	0.32	2.79	1.40	(0.12)
Total from investment operations	0.37	2.83	1.43	(0.14)
Less distributions:
Dividends from net investment income	—	(0.03)	(0.02)	—
Dividends from net realized gains	—	(0.65)	—	—
Total distributions	—	(0.68)	(0.02)	—
Net asset value, end of period	$13.79	$13.42	$11.27	$9.86
Total return	2.76%[1]	25.20%	14.56%	-1.40%
Supplemental data and ratios:
Net assets, end of period	$72,010,607	$72,351,978	$87,142,873	$114,222,234
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.57%[2]	1.58%	1.63%	1.63%
After expense reimbursement (recapture) and securities lending credit	1.56%[2]	1.59%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.69%[2]	0.27%	0.26%	-0.19%
After expense reimbursement (recapture) and securities lending credit	0.70%[2]	0.26%	0.29%	-0.16%
Portfolio turnover rate	25.95%[1]	59.12%	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

153

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Global Real Return Fund
	Institutional
				April 29, 2011[1]
	Period Ended	Year Ended	Year Ended	Through
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.22	$9.39	$9.35	$10.31
Income from investment operations:
Net investment income	0.10	0.14	0.14	0.10
Net realized and unrealized gains (losses) on investments	(0.34)	(0.20)	0.02	(0.88)
Total from investment operations	(0.24)	(0.06)	0.16	(0.78)
Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.17)
Return of capital	—	—	—	(0.01)
Total distributions	—	(0.11)	(0.12)	(0.18)
Net asset value, end of period	$8.98	$9.22	$9.39	$9.35
Total return	-2.60%[2]	-0.66%	1.73%	-7.48%[2]
Supplemental data and ratios:
Net assets, end of period	$11,843,858	$13,204,913	$11,681,383	$10,423,221
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.84%[3]	0.85%	0.88%	0.89%[3]
After expense reimbursement (recapture) and securities lending credit	0.27%[3]	0.61%	0.80%	0.82%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.44%[3]	1.30%	1.22%	1.08%[3]
After expense reimbursement (recapture) and securities lending credit	2.01%[3]	1.54%	1.30%	1.15%[3]
Portfolio turnover rate	18.43%[2]	36.72%	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

154

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Global Real Return Fund
	Service
	Period Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.24	$9.42	$9.40	$10.00
Income from investment operations:
Net investment income	0.07	0.09	0.08	0.07
Net realized and unrealized gains (losses) on investments	(0.34)	(0.20)	0.02	(0.59)
Total from investment operations	(0.27)	(0.11)	0.10	(0.52)
Less distributions:
Dividends from net investment income	—	(0.07)	(0.08)	(0.08)
Return of capital	—	—	—	— *
Total distributions	—	(0.07)	(0.08)	(0.08)
Net asset value, end of period	$8.97	$9.24	$9.42	$9.40
Total return	-2.92%[1]	-1.19%	1.05%	-5.09%
Supplemental data and ratios:
Net assets, end of period	$61,586,522	$64,372,000	$70,779,787	$103,580,116
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit	1.42%[2]	1.41%	1.45%	1.47%
After expense reimbursement (recapture) and securities lending credit	0.84%[2]	1.18%	1.37%	1.44%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.88%[2]	0.75%	0.76%	0.72%
After expense reimbursement (recapture) and securities lending credit	1.46%[2]	0.98%	0.84%	0.75%
Portfolio turnover rate	18.43%[1]	36.72%	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

155

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Institutional
				April 29, 2011[1]
	Period Ended	Year Ended	Year Ended	Through
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.37	$9.86	$9.77	$9.48
Income from investment operations:
Net investment income	0.08	0.16	0.17	0.21
Net realized and unrealized gains (losses) on investments	0.09	(0.24)	0.23	0.31
Total from investment operations	0.17	(0.08)	0.40	0.52
Less distributions:
Dividends from net investment income	(0.09)	(0.20)	(0.21)	(0.23)
Dividends from net realized gains	—	(0.03)	(0.10)	—
Return of capital	—	(0.18)	—	—
Total distributions	(0.09)	(0.41)	(0.31)	(0.23)
Net asset value, end of period	$9.45	$9.37	$9.86	$9.77
Total return	1.82%[2]	-0.72%	4.12%	5.56%[2]
Supplemental data and ratios:
Net assets, end of period	$70,672,313	$88,702,582	$134,362,492	$31,999,581
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.70%[3]	0.70%	0.72%	0.70%[3]
After expense reimbursement (recapture) and securities lending credit	0.69%[3]	0.70%	0.72%	0.69%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.84%[3]	1.68%	1.53%	2.14%[3]
After expense reimbursement (recapture) and securities lending credit	1.85%[3]	1.68%	1.53%	2.15%[3]
Portfolio turnover rate	77.75%[2]	112.86%	213.80%	427.36%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

156

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Service
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2014	2013	2012	2011	2010
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.39	$9.88	$9.78	$9.36	$9.10	$7.92
Income from investment operations:
Net investment income	0.06	0.11	0.11	0.17	0.21	0.33
Net realized and unrealized gains (losses) on investments	0.08	(0.25)	0.24	0.42	0.29	1.17
Total from investment operations	0.14	(0.14)	0.35	0.59	0.50	1.50
Less distributions:
Dividends from net investment income	(0.06)	(0.14)	(0.15)	(0.17)	(0.24)	(0.32)
Dividends from net realized gains	—	(0.03)	(0.10)	—	—	—
Return of capital	—	(0.18)	—	—	—	—
Total distributions	(0.06)	(0.35)	(0.25)	(0.17)	(0.24)	(0.32)
Net asset value, end of period	$9.47	$9.39	$9.88	$9.78	$9.36	$9.10
Total return	1.53%[1]	-1.33%	3.55%	6.35%	5.58%	19.21%
Supplemental data and ratios:
Net assets, end of period	$228,162,486	$231,285,162	$281,180,497	$435,281,520	$581,940,962	$547,963,751
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.30%[2]	1.29%	1.30%	1.28%	1.25%	1.28%
After expense reimbursement (recapture) and securities lending credit	1.29%[2]	1.29%	1.29%	1.26%	1.24%	1.25%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.25%[2]	1.10%	1.02%	1.68%	2.23%	3.71%
After expense reimbursement (recapture) and securities lending credit	1.26%[2]	1.10%	1.03%	1.70%	2.24%	3.74%
Portfolio turnover rate	77.75%[1]	112.86%	213.80%	427.36%	485.40%	224.89%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

157

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Service
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2014	2013	2012	2011	2010
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.18	$11.70	$11.47	$10.67	$10.94	$10.27
Income from investment operations:
Net investment income	0.15	0.34	0.33	0.37	0.36	0.36
Net realized and unrealized gains (losses) on investments	0.30	(0.52)	0.23	0.80	(0.26)	0.66
Total from investment operations	0.45	(0.18)	0.56	1.17	0.10	1.02
Less distributions:
Dividends from net investment income	(0.15)	(0.34)	(0.33)	(0.37)	(0.37)	(0.35)
Total distributions	(0.15)	(0.34)	(0.33)	(0.37)	(0.37)	(0.35)
Net asset value, end of period	$11.48	$11.18	$11.70	$11.47	$10.67	$10.94
Total return	4.08%[1]	-1.48%	4.93%	11.10%	0.89%	10.06%
Supplemental data and ratios:
Net assets, end of period	$70,265,487	$63,429,577	$75,739,873	$81,408,890	$170,330,144	$195,328,951
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.36%[2]	1.38%	1.36%	1.31%	1.29%	1.30%
After expense reimbursement (recapture)	1.29%[2]	1.29%	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.68%[2]	2.90%	2.72%	3.16%	3.25%	3.30%
After expense reimbursement (recapture)	2.75%[2]	2.99%	2.79%	3.18%	3.25%	3.31%
Portfolio turnover rate	13.88%[1]	35.08%	30.36%	38.80%	38.01%	57.44%

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

158

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Institutional
				April 29, 2011[1]
	Period Ended	Year Ended	Year Ended	Through
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.94	$10.27	$9.70	$10.07
Income from investment operations:
Net investment income	0.23	0.34	0.42	0.35
Net realized and unrealized gains (losses) on investments	(0.07)	(0.37)	0.57	(0.34)
Total from investment operations	0.16	(0.03)	0.99	0.01
Less distributions:
Dividends from net investment income	(0.29)	(0.28)	(0.42)	(0.38)
Dividends from net realized gains	—	(0.02)	—	—
Total distributions	(0.29)	(0.30)	(0.42)	(0.38)
Net asset value, end of period	$9.81	$9.94	$10.27	$9.70
Total return	1.63%[2]	-0.21%	10.33%	0.29%[2]
Supplemental data and ratios:
Net assets, end of period	$46,731,578	$65,181,311	$104,141,739	$38,403,168
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.06%[3]	1.01%	1.03%	1.13%[3]
After expense reimbursement (recapture)	1.05%[3]	1.01%	1.05%	1.05%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.90%[3]	4.10%	4.17%	4.20%[3]
After expense reimbursement (recapture)	3.91%[3]	4.10%	4.15%	4.28%[3]
Portfolio turnover rate	17.74%[2]	66.49%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

159

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Service
	Period Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.93	$10.28	$9.70	$10.00
Income from investment operations:
Net investment income	0.16	0.35	0.36	0.34
Net realized and unrealized gains (losses) on investments	(0.02)	(0.43)	0.58	(0.31)
Total from investment operations	0.14	(0.08)	0.94	0.03
Less distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.36)	(0.33)
Dividends from net realized gains	—	(0.02)	—	—
Total distributions	(0.24)	(0.27)	(0.36)	(0.33)
Net asset value, end of period	$9.83	$9.93	$10.28	$9.70
Total return	1.37%[1]	-0.71%	9.64%	0.56%
Supplemental data and ratios:
Net assets, end of period	$153,871,327	$147,493,694	$150,493,389	$204,104,609
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.64%[2]	1.59%	1.61%	1.63%
After expense reimbursement (recapture)	1.55%[2]	1.55%	1.55%	1.55%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.19%[2]	3.51%	3.52%	3.49%
After expense reimbursement (recapture)	3.28%[2]	3.55%	3.58%	3.57%
Portfolio turnover rate	17.74%[1]	66.49%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

160

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Strategic Asset Allocation Fund
	Institutional
			September 13,
			2012[1]
	Period Ended	Year Ended	Through
	September 30,	March 31,	March 31,
	2014	2014	2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.45	$10.25	$9.63
Income from investment operations:
Net investment income (loss)	0.02	(0.03)	0.11
Net realized and unrealized gains (losses) on investments	0.11	1.56	0.62
Total from investment operations	0.13	1.53	0.73
Less distributions:
Dividends from net investment income	—	(0.11)	(0.11)
Dividends from net realized gains	—	(0.22)	—
Return of capital	—	—	—
Total distributions	—	(0.33)	(0.11)
Net asset value, end of period	$11.58	$11.45	$10.25
Total return	1.14%[2]	15.00%	7.68%[2]
Supplemental data and ratios:
Net assets, end of period	$5,696,397	$3,534,178	$884,658
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.40%[3]	0.40%	0.42%[3]
After expense reimbursement (recapture) and securities lending credit	0.32%[3]	0.36%	0.40%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.87%[3]	1.42%	1.84%[3]
After expense reimbursement (recapture) and securities lending credit	0.95%[3]	1.46%	1.86%[3]
Portfolio turnover rate	4.71%[2]	30.35%	18.44%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

161

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Strategic Asset Allocation Fund
	Service
				April 29, 2011[1]
	Period Ended	Year Ended	Year Ended	Through
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.43	$10.26	$9.46	$10.00
Income from investment operations:
Net investment income (loss)	0.01	0.07	0.07	0.08
Net realized and unrealized gains (losses) on investments	0.09	1.38	0.80	(0.52)
Total from investment operations	0.10	1.45	0.87	(0.44)
Less distributions:
Dividends from net investment income	—	(0.06)	(0.07)	(0.10)
Dividends from net realized gains	—	(0.22)	—	—
Return of capital	—	—	—	— *
Total distributions	—	(0.28)	(0.07)	(0.10)
Net asset value, end of period	$11.53	$11.43	$10.26	$9.46
Total return	0.87%[2]	14.20%	9.30%	-4.30%[2]
Supplemental data and ratios:
Net assets, end of period	$266,650,556	$288,401,436	$248,122,395	$144,649,234
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.00%[3]	1.00%	1.04%	1.22%[3]
After expense reimbursement (recapture) and securities lending credit	0.96%[3]	1.00%	1.00%	1.00%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.16%[3]	0.61%	0.76%	1.12%[3]
After expense reimbursement (recapture) and securities lending credit	0.20%[3]	0.61%	0.80%	1.34%[3]
Portfolio turnover rate	4.71%[2]	30.35%	18.44%	14.40%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

162

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Tactical ConstrainedSM Asset Allocation Fund
	Institutional
			September 13,
			2012[1]
	Period Ended	Year Ended	Through
	September 30,	March 31,	March 31,
	2014	2014	2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period selected information for the period are as follows:
Net asset value, beginning of period	$11.39	$10.43	$9.98
Income from investment operations:
Net investment income	0.07	0.18	0.14
Net realized and unrealized gains (losses) on investments	0.12	0.98	0.48
Total from investment operations	0.19	1.16	0.62
Less distributions:
Dividends from net investment income	—	(0.14)	(0.14)
Dividends from net realized gains	—	(0.06)	(0.03)
Total distributions	—	(0.20)	(0.17)
Net asset value, end of period	$11.58	$11.39	$10.43
Total return	1.67%[2]	11.13%	6.29%[2]
Supplemental data and ratios:
Net assets, end of period	$4,487,719	$2,680,327	$879,348
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.42%[3]	0.43%	0.43%[3]
After expense reimbursement (recapture) and securities lending credit	0.37%[3]	0.38%	0.38%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.92%[3]	1.42%	2.10%[3]
After expense reimbursement (recapture) and securities lending credit	0.97%[3]	1.47%	2.15%[3]
Portfolio turnover rate	16.87%[2]	69.17%	67.22%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

163

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Tactical ConstrainedSM Asset Allocation Fund
	Service
				April 29, 2011[1]
	Period Ended	Year Ended	Year Ended	Through
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period selected information for the period are as follows:
Net asset value, beginning of period	$11.39	$10.44	$9.76	$10.00
Income from investment operations:
Net investment income	0.01	0.08	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.16	1.01	0.71	(0.24)
Total from investment operations	0.17	1.09	0.80	(0.15)
Less distributions:
Dividends from net investment income	—	(0.08)	(0.09)	(0.09)
Dividends from net realized gains	—	(0.06)	(0.03)	—
Total distributions	—	(0.14)	(0.12)	(0.09)
Net asset value, end of period	$11.56	$11.39	$10.44	$9.76
Total return	1.49%[2]	10.40%	8.25%	-1.43%[2]
Supplemental data and ratios:
Net assets, end of period	$178,521,405	$195,498,995	$228,905,423	$143,145,114
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.02%[3]	1.02%	1.05%	1.25%[3]
After expense reimbursement (recapture) and securities lending credit	1.00%[3]	1.00%	1.00%	1.00%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.20%[3]	0.67%	0.94%	1.33%[3]
After expense reimbursement (recapture) and securities lending credit	0.22%[3]	0.69%	0.99%	1.58%[3]
Portfolio turnover rate	16.87%[2]	69.17%	67.22%	50.86%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

164

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Tactical UnconstrainedSM Asset Allocation Fund
	Institutional
			September 13,
			2012[1]
	Period Ended	Year Ended	Through
	September 30,	March 31,	March 31,
	2014	2014	2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.80	$10.25	$9.75
Income from investment operations:
Net investment income	0.03	0.07	0.13
Net realized and unrealized gains (losses) on investments	0.06	0.75	0.55
Total from investment operations	0.09	0.82	0.68
Less distributions:
Dividends from net investment income	—	(0.09)	(0.14)
Dividends from net realized gains	—	(0.18)	(0.04)
Total distributions	—	(0.27)	(0.18)
Net asset value, end of period	$10.89	$10.80	$10.25
Total return	0.83%[2]	8.01%	7.11%[2]
Supplemental data and ratios:
Net assets, end of period	$4,135,491	$1,496,066	$810,333
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.49%[3]	0.51%	0.52%[3]
After expense reimbursement (recapture) and securities lending credit	0.39%[3]	0.46%	0.46%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.40%[3]	1.14%	1.89%[3]
After expense reimbursement (recapture) and securities lending credit	1.50%[3]	1.19%	1.95%[3]
Portfolio turnover rate	89.54%[2]	244.90%	195.89%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

165

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Tactical UnconstrainedSM Asset Allocation Fund
	Service
				April 29, 2011[1]
	Period Ended	Year Ended	Year Ended	Through
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.79	$10.27	$9.54	$10.00
Income from investment operations:
Net investment income	0.04	0.05	0.09	0.06
Net realized and unrealized gains (losses) on investments	0.03	0.70	0.78	(0.47)
Total from investment operations	0.07	0.75	0.87	(0.41)
Less distributions:
Dividends from net investment income	—	(0.05)	(0.10)	(0.05)
Dividends from net realized gains	—	(0.18)	(0.04)	—
Total distributions	—	(0.23)	(0.14)	(0.05)
Net asset value, end of period	$10.86	$10.79	$10.27	$9.54
Total return	0.65%[2]	7.27%	9.15%	-4.09%[2]
Supplemental data and ratios:
Net assets, end of period	$465,208,444	$377,469,190	$310,316,243	$184,703,438
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.08%[3]	1.10%	1.15%	1.32%[3]
After expense reimbursement (recapture) and securities lending credit	1.00%[3]	1.10%	1.10%	1.10%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.68%[3]	0.51%	0.90%	0.90%[3]
After expense reimbursement (recapture) and securities lending credit	0.76%[3]	0.51%	0.95%	1.12%[3]
Portfolio turnover rate	89.54%[2]	244.90%	195.89%	293.90%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

166

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Asset Allocation Fund
	Institutional
			September 13,
			2012[1]
	Period Ended	Year Ended	Through
	September 30,	March 31,	March 31,
	2014	2014	2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period as follows:
Net asset value, beginning of period	$10.00	$10.16	$10.19
Income from investment operations:
Net investment income	0.20	0.41	0.18
Net realized and unrealized gains (losses) on investments	(0.05)	(0.31)	(0.02)
Total from investment operations	0.15	0.10	0.16
Less distributions:
Dividends from net investment income	—	(0.26)	(0.18)
Dividends from net realized gains	—	—	(0.01)
Total distributions	—	(0.26)	(0.19)
Net asset value, end of period	$10.15	$10.00	$10.16
Total return	1.50%[2]	1.08%	1.53%[2]
Supplemental data and ratios:
Net assets, end of period	$1,649,500	$1,014,889	$569,773
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.52%[3]	0.51%	0.51%[3]
After expense reimbursement (recapture) and securities lending credit	0.34%[3]	0.36%	0.47%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.31%[3]	2.24%	2.59%[3]
After expense reimbursement (recapture) and securities lending credit	2.49%[3]	2.39%	2.63%[3]
Portfolio turnover rate	31.01%[2]	134.44%	64.86%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

167

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Asset Allocation Fund
	Service
				April 29, 2011[1]
	Period Ended	Year Ended	Year Ended	Through
	September 30,	March 31,	March 31,	March 31,
	2014	2014	2013	2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period as follows:
Net asset value, beginning of period	$10.01	$10.17	$10.04	$10.00
Income from investment operations:
Net investment income	0.10	0.19	0.14	0.09
Net realized and unrealized gains (losses) on investments	0.02	(0.15)	0.13	0.01
Total from investment operations	0.12	0.04	0.27	0.10
Less distributions:
Dividends from net investment income	—	(0.20)	(0.13)	(0.06)
Dividends from net realized gains	—	—	(0.01)	—
Total distributions	—	(0.20)	(0.14)	(0.06)
Net asset value, end of period	$10.13	$10.01	$10.17	$10.04
Total return	1.20%[2]	0.43%	2.71%	1.01%[2]
Supplemental data and ratios:
Net assets, end of period	$384,455,968	$449,186,398	$509,704,884	$238,654,697
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.12%[3]	1.10%	1.13%	1.28%[3]
After expense reimbursement (recapture) and securities lending credit	0.93%[3]	1.00%	1.10%	1.10%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.64%[3]	1.64%	1.80%	1.54%[3]
After expense reimbursement (recapture) and securities lending credit	1.83%[3]	1.74%	1.83%	1.72%[3]
Portfolio turnover rate	31.01%[2]	134.44%	64.86%	136.33%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

168

GuideMarkSM Funds & GuidePathSM Funds

FINANCIAL HIGHLIGHTS

	Multi-Asset Income Asset Allocation Fund
	Service
			August 31, 2012[1]
	Period Ended	Year Ended	Through
	September 30,	March 31,	March 31,
	2014	2014	2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.76	$10.58	$10.00
Income from investment operations:
Net investment income	0.18	0.38	0.22
Net realized and unrealized gains (losses) on investments	(0.05)	0.21	0.53
Total from investment operations	0.13	0.59	0.75
Less distributions:
Dividends from net investment income	(0.19)	(0.40)	(0.17)
Dividends from net realized gains	—	(0.01)	—
Total distributions	(0.19)	(0.41)	(0.17)
Net asset value, end of period	$10.70	$10.76	$10.58
Total return	1.27%[2]	5.63%	7.55%[2]
Supplemental data and ratios:
Net assets, end of period	$134,795,120	$115,477,776	$73,269,622
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.14%[3]	1.18%	1.33%[3]
After expense reimbursement (recapture) and securities lending credit	0.79%[3]	0.88%	1.10%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	3.22%[3]	3.66%	3.66%[3]
After expense reimbursement (recapture) and securities lending credit	3.57%[3]	3.96%	3.89%[3]
Portfolio turnover rate	33.57%[2]	100.40%	21.35%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

169

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Fixed Income Allocation Fund
	Institutional			Service
	Period Ended September 30, 2014	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013	Period Ended September 30, 2014	Year Ended March 31, 2014	August 31, 2012[1] Through March 31, 2013
	(Unaudited)			(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.65	$10.00	$10.01	$9.64	$9.98	$10.00
Income from investment operations:
Net investment income	0.13	0.19	0.13	0.10	0.15	0.10
Net realized and unrealized gains (losses) on investments	0.02	(0.27)	(0.04)	0.04	(0.30)	(0.04)
Total from investment operations	0.15	(0.08)	0.09	0.14	(0.15)	0.06
Less distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.10)	(0.09)	(0.16)	(0.08)
Dividends from net realized gains	—	(0.03)	— *	—	(0.03)	— *
Total distributions	(0.12)	(0.27)	(0.10)	(0.09)	(0.19)	(0.08)
Net asset value, end of period	$9.68	$9.65	$10.00	$9.69	$9.64	$9.98
Total return	1.57%[2]	-0.83%	0.88%[2]	1.45%[2]	-1.47%	0.59%[2]
Supplemental data and ratios:
Net assets, end of period	$1,213,579	$960,185	$503,918	$156,740,049	$213,499,393	$227,815,865
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.44%[3]	0.41%	0.50%[3]	1.03%[3]	1.01%	1.09%[3]
After expense reimbursement (recapture) and securities lending credit	0.33%[3]	0.32%	0.43%[3]	0.93%[3]	0.92%	1.03%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.58%[3]	1.98%	2.44%[3]	1.80%[3]	1.40%	1.78%[3]
After expense reimbursement (recapture) and securities lending credit	2.69%[3]	2.07%	2.51%[3]	1.90%[3]	1.49%	1.84%[3]
Portfolio turnover rate	10.66%[2]	67.82%	18.75%[2]	10.66%[2]	67.82%	18.75%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

	Altegris® Diversified Alternatives Allocation Fund
	Institutional			Service
	Period Ended September 30, 2014	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013	Period Ended September 30, 2014	Year Ended March 31, 2014	August 31, 2012[1] Through March 31, 2013
	(Unaudited)			(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.89	$10.01	$10.07	$9.89	$10.00	$10.00
Income from investment operations:
Net investment income	0.01	0.28	0.05	0.00	0.26	0.03
Net realized and unrealized gains (losses) on investments	0.23	(0.11)	(0.07)	0.22	(0.11)	0.00
Total from investment operations	0.24	0.17	(0.02)	0.22	0.15	0.03
Less distributions:
Dividends from net investment income	—	(0.29)	(0.04)	—	(0.26)	(0.03)
Dividends from net realized gains	—	— *	—	—	— *	—
Total distributions	—	(0.29)	(0.04)	—	(0.26)	(0.03)
Net asset value, end of period	$10.13	$9.89	$10.01	$10.11	$9.89	$10.00
Total return	2.43%[2]	1.76%	-0.19%[2]	2.22%[2]	1.50%	0.26%[2]
Supplemental data and ratios:
Net assets, end of period	$1,345,768	$737,302	$514,104	$111,257,943	$128,520,824	$161,223,450
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture), fees waived and securities lending credit	0.35%[3]	0.33%	0.30%[3]	0.95%[3]	0.93%	0.72%[3]
After expense reimbursement (recapture), fees waived and securities lending credit	0.20%[3]	0.18%	0.30%[3]	0.55%[3]	0.53%	0.72%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture), fees waived and securities lending credit	0.17%[3]	3.10%	0.84%[3]	-0.48%[3]	2.18%	0.47%[3]
After expense reimbursement (recapture), fees waived and securities lending credit	0.32%[3]	3.25%	0.84%[3]	-0.08%[3]	2.58%	0.47%[3]
Portfolio turnover rate	11.63%[2]	40.26%	16.16%[2]	11.63%[2]	40.26%	16.16%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

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September 30, 2014

1.	Organization

GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trust dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 7 funds: GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM Small/ Mid Cap Core Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Core Fixed Income Fund, and GuideMarkSM Tax-Exempt Fixed Income Fund. GPS Funds II is comprised of the following 9 funds: GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris® Diversified Alternatives Allocation Fund (collectively, the “Funds”). All of the Funds, except for the GuideMarkSM Opportunistic Equity Fund and GuideMarkSM Opportunistic Fixed Income Fund are classified and operate as diversified funds under the 1940 Act. The GuideMarkSM Opportunistic Equity Fund and GuideMarkSM Opportunistic Fixed Income Fund are classified as non-diversified. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and GuidePathSM Absolute Return Asset Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund commenced operations on April 1, 2011. The GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and GuidePathSM Absolute Return Asset Allocation Fund commenced operations on April 29, 2011.
The GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris® Diversified Alternatives Allocation Fund commenced operations on August 31, 2012. Most Funds offer two classes of shares: Service Shares and Institutional Shares. The GuideMarkSM Tax Exempt Fixed Income Fund and the GuidePathSM Multi-Asset Allocation Fund currently only offer Service Shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principals (“GAAP”).

(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange tradedADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are valued at amortized cost.

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September 30, 2014

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

To assess the continuing appropriateness of security valuation, the Advisor regularly compares prior day prices with current day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Advisor challenges the prices exceeding tolerance levels with the pricing service or broker. Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the applicable Fund’s Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the applicable Board of Trustees (the “Board”).

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the year, certain of the securities and other instruments held by the Funds were categorized as
Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal obligations; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of

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September 30, 2014

techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities and certain investments purchased as securities lending collateral.

Investments purchased as securities lending collateral are normally valued by pricing vendors using relevant observable inputs, as described above. Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2014:

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$198,439,354	$—	$—	$198,439,354
Preferred Stocks	1,375,300	—	—	1,375,300
Short Term Investments	313,049	—	—	313,049
Investments Purchased as Securities Lending Collateral	25,052,409	—	—	25,052,409
Total Investments in Securities	$225,180,112	$—	$—	$225,180,112

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance — April 1, 2014	$792
Accreted discounts, net	—
Purchases	—
Sales	—
Transfers into level 3	—
Transfers out of level 3	—
Realized loss	(98,380	)*
Change in unrealized appreciation	97,588
Ending Balance — September 30, 2014	$—

* This realized loss is related to securities lending collateral, see note 6.
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GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$194,898,746	$—	$—	$194,898,746
Short Term Investments	10,007,445	—	—	10,007,445
Investments Purchased as Securities Lending Collateral	36,281,297	—	—	36,281,297
Total Investments in Securities	$241,187,488	$—	$—	$241,187,488

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance — April 1, 2014	$906
Accreted discounts, net	—
Purchases	—
Sales	—
Transfers into level 3	—
Transfers out of level 3	—
Realized loss	(112,547	)*
Change in unrealized appreciation	111,641
Ending Balance — September 30, 2014	$—

* This realized loss is related to securities lending collateral, see note 6.

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$63,461,211	$—	$—	$63,461,211
Investment Companies	2,095,597	—	—	2,095,597
Real Estate Investment Trusts	5,722,649	—	—	5,722,649
Short Term Investments	961,415	—	—	961,415
Investments Purchased as Securities Lending Collateral	11,059,831	—	—	11,059,831
Total Investments in Securities	$83,300,703	$—	$—	$83,300,703

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

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September 30, 2014

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance — April 1, 2014	$247
Accreted discounts, net	—
Purchases	—
Sales	—
Transfers into level 3	—
Transfers out of level 3	—
Realized loss	(30,630	)*
Change in unrealized appreciation	30,383
Ending Balance — September 30, 2014	$—

* This realized loss is related to securities lending collateral, see note 6.

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,839,341	$32,040,747	$—	$37,880,088
Consumer Staples	1,221,242	27,310,200	—	28,531,442
Energy	8,265,523	19,589,946	—	27,855,469
Financials	9,637,586	71,414,751	—	81,052,337
Health Care	2,699,961	25,043,572	—	27,743,533
Industrials	2,684,616	32,476,027	—	35,160,643
Information Technology	1,773,904	23,207,176	—	24,981,080
Materials	4,320,725	24,253,936	—	28,574,661
Telecommunication Services	1,702,232	17,363,078	—	19,065,310
Utilities	—	9,902,530	—	9,902,530
Total Common Stocks	38,145,130	282,601,963	—	320,747,093
Preferred Stocks	4,185,053	1,885,222	—	6,070,275
Real Estate Investment Trusts	—	1,220,904	—	1,220,904
Rights	9,856	—	—	9,856
Short Term Investments	19,477,601	599,985	—	20,077,586
Investments Purchased as Securities Lending Collateral	251,976	—	—	251,976
Total Investments in Securities	$62,069,616	$286,308,074	$—	$348,377,690
Other Financial Instruments*
Futures	$(522,357)	$—	$—	$(522,357)
Total	$(522,357)	$—	$—	$(522,357)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

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September 30, 2014

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Investments
Description	in Securities
Transfers into Level 1	$313,608
Transfers out of Level 1	851,239
Net Transfers into/(out of) Level 1	$1,164,847
Transfers into Level 2	$851,239
Transfers out of Level 2	313,608
Net Transfers into/(out of) Level 2	$1,164,847

Transfers were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance — April 1, 2014	$216
Accreted discounts, net	—
Purchases	—
Sales	—
Transfers into level 3	—
Transfers out of level 3	—
Realized loss	(26,809	)*
Change in unrealized appreciation	26,593
Ending Balance — September 30, 2014	$—

*	This realized loss is related to securities lending collateral, see note 6.

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$116,922,329	$—	$—	$116,922,329
Real Estate Investment Trusts	2,207,138	—	—	2,207,138
Short Term Investments	4,116,737	—	—	4,116,737
Investments Purchased as Securities Lending Collateral	15,134,874	—	—	15,134,874
Total Investments in Securities	$138,381,078	$—	$—	$138,381,078

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

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September 30, 2014

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$73,146,535	$—	$—	$73,146,535
Short Term Investments	210,352	—	—	210,352
Investments Purchased as Securities Lending Collateral	19,954,946	—	—	19,954,946
Total Investments in Securities	$93,311,833	$—	$—	$93,311,833

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMarkSM Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$29,136,332	$—	$29,136,332
Collateralized Mortgage Obligations	—	19,409,750	—	19,409,750
Corporate Obligations	—	109,225,631	3,952	109,229,583
Foreign Government Debt Obligations	—	1,108,445	—	1,108,445
Mortgage Backed Securities	—	78,276,792	—	78,276,792
Municipal Debt Obligations	—	873,147	—	873,147
U.S. Treasury Obligations	—	54,071,293	—	54,071,293
Total Fixed Income	—	292,101,390	3,952	292,105,342
Short Term Investments	19,086,951	—	—	19,086,951
Investments Purchased as Securities Lending Collateral	20,908,927	—	—	20,908,927
Total Investments in Securities	$39,995,878	$292,101,390	$3,952	$332,101,220

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance — April 1, 2014	$191
Accreted discounts, net	—
Purchases	—
Sales	—
Transfers into level 3	3,952
Transfers out of level 3	—
Realized loss	(23,655	)*
Change in unrealized appreciation	23,464
Ending Balance — September 30, 2014	$3,952

*	This realized loss is related to securities lending collateral, see note 6.
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September 30, 2014

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$68,715,501	$—	$68,715,501
Short Term Investments	1,266,107	—	—	1,266,107
Total Investments in Securities	$1,266,107	$68,715,501	$—	$69,981,608

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMarkSM Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$3,508,842	$34,767	$—	$3,543,609
Convertible Preferred Stock	1,070,356	101,181	—	1,171,537
Investment Companies	372,485	—	—	372,485
Preferred Stock	286,384	344,121	—	630,505
Total Equity	5,238,067	480,069	—	5,718,136
Fixed Income
Asset Backed Securities	—	2,384,358	—	2,384,358
Bank Loans	—	7,549,655	—	7,549,655
Collateralized Mortgage Obligations	—	27,601,475	—	27,601,475
Convertible Obligations	—	2,754,319	—	2,754,319
Corporate Obligations	—	27,952,441	—	27,952,441
Foreign Government Obligations	—	64,522,053	—	64,522,053
Mortgage Backed Securities	—	24,361,513	—	24,361,513
Total Fixed Income	—	157,125,814	—	157,125,814
Purchased Options	4,104	15,714	—	19,818
Short Term Investments	9,323,451	21,098,353	—	30,421,804
Total Investments in Securities	$14,565,622	$178,719,950	$—	$193,285,572
Other Financial Instruments*
Forward Currency Contracts	$—	$3,112,820	$—	$3,112,820
Futures	86,435	—	—	86,435
Swaps	—	(804,388)	—	(804,388)
Total	$86,435	$2,308,432	$—	$2,394,867

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures, and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

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September 30, 2014

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Investments
Description	in Securities
Transfers into Level 1	$185,806
Transfers out of Level 1	88,172
Net Transfers into/(out of) Level 1	$273,978
Transfers into Level 2	$88,172
Transfers out of Level 2	185,806
Net Transfers into/(out of) Level 2	$273,978

Transfers were made due to a decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$266,542,462	$—	$—	$266,542,462
Short Term Investments	5,247,422	—	—	5,247,422
Investments Purchased as Securities Lending Collateral	39,002,598	—	—	39,002,598
Total Investments in Securities	$310,792,482	$—	$—	$310,792,482

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$179,386,137	$—	$—	$179,386,137
Short Term Investments	3,537,313	—	—	3,537,313
Investments Purchased as Securities Lending Collateral	18,276,723	—	—	18,276,723
Total Investments in Securities	$201,200,173	$—	$—	$201,200,173

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$399,650,202	$—	$—	$399,650,202
Short Term Investments	60,146,509	—	—	60,146,509
Investments Purchased as Securities Lending Collateral	72,411,021	—	—	72,411,021
Total Investments in Securities	$532,207,732	$—	$—	$532,207,732

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

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GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$377,756,369	$—	$—	$377,756,369
Short Term Investments	8,750,178	—	—	8,750,178
Investments Purchased as Securities Lending Collateral	78,552,320	—	—	78,552,320
Total Investments in Securities	$465,058,867	$—	$—	$465,058,867

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Multi-Asset Income Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$131,265,170	$—	$—	$131,265,170
Short Term Investments	2,018,442	—	—	2,018,442
Investments Purchased as Securities Lending Collateral	31,164,326	—	—	31,164,326
Total Investments in Securities	$164,447,938	$—	$—	$164,447,938

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Fixed Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$154,973,022	$—	$—	$154,973,022
Short Term Investments	2,793,430	—	—	2,793,430
Investments Purchased as Securities Lending Collateral	33,045,685	—	—	33,045,685
Total Investments in Securities	$190,812,137	$—	$—	$190,812,137

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$110,476,543	$—	$—	$110,476,543
Short Term Investments	2,189,350	—	—	2,189,350
Total Investments in Securities	$112,665,893	$—	$—	$112,665,893

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

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(b)	Subsequent Events Evaluation.
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(c)	Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(d)	Federal Income Taxes
The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2014, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds are not subject to examination for tax years prior to 2010.

(e)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(f)	Indemnifications
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(g)	Expenses
Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(h)	Organization and Offering Costs
Organization costs consist of costs incurred to establish a Trust and enable it legally to do business. The Fund expenses organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 3). Offering costs are accounted for as deferred costs

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until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(i)	Security Transactions and Income Recognition
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(j)	Distributions to Shareholders
The Funds, with the exception of the Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Asset Allocation Fund, and Fixed Income Allocation Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Asset Allocation Fund, and Fixed Income Allocation Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(k)	Derivatives
Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options
Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the

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seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures
Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The World ex-US Fund, Core Fixed Income Fund and each of the GPS Funds II portfolios may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Fixed Income Fund and each of the GPS Funds II portfolios may also purchase and write call and put options on such future contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps
The Core Fixed Income Fund and each of the GPS Funds II portfolios may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Fixed Income Fund and each of the GPS Funds II portfolios may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

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Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

GuideMarkSM World ex-US Fund

During the year the Fund utilized exchange traded equity index futures in order to equitize cash. At year end the portfolio had approximately 3.9% invested in these instruments.

Balance Sheet — Values of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized depreciation		Unrealized depreciation
	on futures contracts	$—	on futures contracts	$(522,357)
Total		$—		$(522,357)

* Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

Amount of Realized Loss on Derivatives		Change in Unrealized Appreciation on Derivatives
Recognized in Income		Recognized in Income
	Futures Contracts		Futures Contracts
Equity Contracts	$623,869	Equity Contracts	$(871,907)
Total	$623,869	Total	$(871,907)

GuideMarkSM Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize real returns through exposure to investments in fixed income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

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Balance Sheet — Values of Derivative Instruments as of September 30, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Credit Contracts — Swaps	Appreciation on Swap Agreements	$49,516	Depreciation on Swap Agreements	$34,058
Interest Rate Contracts — Swaps	Appreciation on Swap Agreements	—	Depreciation on Swap Agreements	819,846
Foreign Exchange Contracts —	Appreciation of forward		Depreciation of forward
Forward Currency Contracts	currency contracts	4,004,743	currency contracts	891,923
Equity Contracts — Options	Investments, at Value	4,104	Options Written, at Value	—
Foreign Exchange Contracts —
Options	Investments, at Value	15,714	Options Written, at Value	—
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	24,867	Unrealized depreciation on futures contracts	—
Interest Rate Contracts — Futures*	Unrealized appreciation on futures contracts	61,568	Unrealized depreciation on futures contracts	—
Total		$4,160,512		$1,745,827

* Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2014

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Futures Contracts	Forward Currency Contracts	Written Options	Purchased Options*	Swaps	Total
Interest Rate Contracts	$(133,107)	$—	$—	$—	$(174,918)	$(308,025)
Foreign Exchange Contracts	—	(359,676)	—	49,953	—	(309,723)
Equity Contracts	(337,122)	—	(2,448)	(18)	—	(339,588)
Credit Contracts	—	—	—	—	(160,676)	(160,676)
Total	$(470,229)	$(359,676)	$(2,448)	$49,935	$(335,594)	$(1,118,012)

* Included in net realized gain (loss) on investments as reported on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Forward Currency Contracts	Written Options	Purchased Options*	Swaps	Total
Interest Rate Contracts	$68,000	$—	$—	$—	$(412,088)	$(344,088)
Foreign Exchange Contracts	—	3,949,466	—	237	—	3,949,703
Equity Contracts	39,373	—	—	(4,826)	—	34,547
Credit Contracts	—	—	—	—	163,845	163,845
Total	$107,373	$3,949,466	$—	$(4,589)	$(248,243)	$3,804,007

* Included in net change in unrealized appreciation (depreciation) on investments as reported on the Statement of Operations.

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The average monthly value of purchased and written options during the period ended September 30, 2014 were as follows:

	GuideMarkSM World ex-US Fund	GuideMarkSM Opportunistic Fixed Income Fund
Purchased Options	$—	$50,005
Written Options	$—	$(5,160)

The average monthly notional amount of futures, forwards, and swaps during the period ended September 30, 2014 were as follows:

Long Positions	GuideMarkSM World ex-US Fund	GuideMarkSM Opportunistic Fixed Income Fund
Futures	$11,875,497	$—
Forwards	$—	$63,790,144
Swaps	$—	$15,464,286
Short Positions	GuideMarkSM World ex-US Fund	GuideMarkSM Opportunistic Fixed Income Fund
Futures	$—	$(12,546,268)
Forwards	$—	$(39,625,731)

Cross	GuideMarkSM World ex-US Fund	GuideMarkSM Opportunistic Fixed Income Fund
Forwards	$—	$15,798,465

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Offsetting Assets and Liabilities

GuideMarkSM World ex-US Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

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The table below, as of September 30, 2014, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities’ and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures
Goldman Sachs	$522,357	$—	$522,357	$—	$(522,357)	$—

GuideMarkSM Opportunistic Fixed Income Fund

The Fund attempts to reduce its exposure to counterparty credit risk on over-the counter (“OTC”) derivatives, whenever possible, by entering into International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with certain counterparties. These agreements typically contain various provisions, including but not limited to, collateral requirements and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. The Fund is required to deposit financial collateral in the form of cash and/or securities at the clearing brokers and counterparties to continually meet the original and maintenance requirement established by the clearing brokers and counterparties. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

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The table below, as of September 30, 2014, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities’ and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

				Gross Amounts not offset
				in the Statement of
Assets				Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	of Recognized	Statement of	Statement of	Financial	Collateral
	Assets	Assets and Liabilities	Assets and Liabilities	Instruments	Received	Net Amount
Description / Counterparty
Forward Currency Contracts
Barclays	$695,006	$—	$695,006	$(38,309)	$—	$656,697
Citibank	219,842	—	219,842	(31,782)	—	188,060
Citigroup	46,148	—	46,148	(30,312)	—	15,836
Credit Suisse	223,235	—	223,235	(67,635)	—	155,600
Deutsche Bank	3,319,535	—	3,319,535	(1,939,220)	—	1,380,315
Goldman Sachs	331,076	—	331,076	—	—	331,076
HSBC	171,700	—	171,700	(69,460)	—	102,240
JP Morgan Chase	274,765	—	274,765	(128,664)	—	146,101
Merrill Lynch	26,101	—	26,101	(7,787)	—	18,314
Morgan Stanley	91,046	—	91,046	(2,950)	—	88,096
UBS	30,485	—	30,485	—	—	30,485
Futures
JP Morgan Chase	86,435	—	86,435	—	—	86,435
Swaps
Citigroup	19,993	—	19,993	—	—	19,993
Credit Suisse	7,537	—	7,537	—	—	7,537
Deutsche Bank	6,694	—	6,694	—	—	6,694
JP Morgan Chase	2,391	—	2,391	(2,391)	—	—
Merrill Lynch	12,446	—	12,446	(12,446)	—	—
Morgan Stanley	455	—	455	—	—	455
	$5,564,435	$—	$5,564,435	$(2,330,956)	$—	$3,233,479
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				Gross Amounts not offset
				in the Statement of
Liabilities				Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	of Recognized	Statement of	Statement of	Financial	Collateral
	Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged	Net Amount
Description / Counterparty
Forward Currency Contracts
Barclays	$38,309	$—	$38,309	$(38,309)	$—	$—
Citibank	31,782	—	31,782	(31,782)	—	—
Citigroup	30,312	—	30,312	(30,312)	—	—
Credit Suisse	67,635	—	67,635	(67,635)	—	—
Deutsche Bank	1,939,220	—	1,939,220	(1,939,220)	—	—
Goldman Sachs	—	—	—	—	—	—
HSBC	69,460	—	69,460	(69,460)	—	—
JP Morgan Chase	128,664	—	128,664	(128,664)	—	—
Merrill Lynch	7,787	—	7,787	(7,787)	—	—
Morgan Stanley	2,950	—	2,950	(2,950)	—	—
UBS	—	—	—	—	—	—
Futures
JP Morgan Chase	—	—	—	—	—	—
Swaps
Citigroup	—	—	—	—	—	—
Credit Suisse	—	—	—	—	—	—
Deutsche Bank	—	—	—	—	—	—
JP Morgan Chase	819,846	—	819,846	(2,391)	(817,455)	—
Merrill Lynch	34,058	—	34,058	(12,446)	—	21,612
Morgan Stanley	—	—	—	—	—	—
	$3,170,023	$—	$3,170,023	$(2,330,956)	$(817,455)	$21,612

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 6 for collateral related to securities on loan.

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(l)

Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(m)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respected transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(n)

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(o)

Auction Rate Securities

The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(p)

Short Sales

Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(q)

Trustee Compensation

Effective July 11, 2013, for the services performed as Trustees of the consolidated Board of Trustees of GPS Funds I and GPS Funds II, the Independent Trustees receive a retainer fee of $65,000 per year, $4,500 per in-person meeting attended, and $2,000 per telephonic meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund across both Trusts based on total assets under management.

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The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

(r)	Pending Litigation
The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company, which included the GuideMarkSM Large Cap Value Fund, who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

3.	Investment Advisor

Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:
Large Cap Growth Fund	0.70%
Large Cap Value Fund	0.70%
Small/Mid Cap Core Fund	0.75%
World ex-US Fund	0.70%
Opportunistic Equity Fund	0.80%
Global Real Return Fund	0.65%
Core Fixed Income Fund	0.50%
Tax-Exempt Fixed Income Fund	0.50%
Opportunistic Fixed Income Fund	0.70%
Strategic Asset Allocation Fund	0.25%
Tactical ConstrainedSM Asset Allocation Fund	0.25%
Tactical UnconstrainedSM Asset Allocation Fund	0.35%
Absolute Return Asset Allocation Fund	0.35%
Multi-Asset Income Asset Allocation Fund	0.35%
Fixed Income Allocation Fund	0.25%
Altegris® Diversified Alternatives Allocation Fund	0.15%

AssetMark also provides certain administrative services to the Service Shares of the Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the Service Shares of the Funds. The GuidePathSM Altegris® Diversified Alternatives Allocation Fund and the Advisor have entered into a Fee Waiver Agreement under which the Advisor has agreed to waive, through July 31, 2015, the Investment Advisory Fee and Administrative Services Fee. These waived fees are not subject to recovery. Effective April 23, 2014, the Advisor implemented a voluntary 0.10% waiver of its 0.65% Advisory Fee in the GuidemarkSM Global Real Return Fund. Due to this waiver not being contractual, the waived Advisory Fees cannot later be recouped and the Advisory Fee stated in the prospectus will not be changed. The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client quarterly performance review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other

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communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares; including the transfer agent and custodian.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each Fund’s annual advisory fee on assets in GPS Funds I collectively in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on assets in GPS Funds I collectively in excess of $12 billion.

Each Fund and the Advisor have also entered into an Expense Waiver and Reimbursement Agreement under which the Advisor has agreed to waive, through July 31, 2015, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates, based on each Fund’s average daily net assets:
Large Cap Growth Fund	0.99%
Large Cap Value Fund	0.99%
Small/Mid Cap Core Fund	1.09%
World ex-US Fund	1.09%
Opportunistic Equity Fund	1.10%
Global Real Return Fund	1.05%
Core Fixed Income Fund	0.79%
Tax-Exempt Fixed Income Fund	0.79%
Opportunistic Fixed Income Fund	1.05%
Strategic Asset Allocation Fund	0.50%
Tactical ConstrainedSM Asset Allocation Fund	0.50%
Tactical UnconstrainedSM Asset Allocation Fund	0.60%
Absolute Return Asset Allocation Fund	0.60%
Multi-Asset Income Asset Allocation Fund	0.60%
Fixed Income Allocation Fund	0.55%
Altegris® Diversified Alternatives Allocation Fund	0.50%

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee or expense was waived or reimbursed. As of September 30, 2014, Large Cap Growth Fund, Large Cap Value Fund, Opportunistic Equity Fund, Global Real Return Fund, Strategic Asset Allocation Fund, Tactical UnconstrainedSM Asset Allocation Fund, Absolute Return Asset Allocation Fund, Multi-Asset Income Asset Allocation Fund, Fixed Income Allocation Fund and Altegris® Diversified Alternatives Allocation Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

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September 30, 2014

	Year of	Year of	Year of	Year of
	Expiration	Expiration	Expiration	Expiration
	03/31/2015	03/31/2016	03/31/2017	03/31/2018
Small/Mid Cap Core Fund	$28,479	$15,486	$2,363	$—
World ex-US Fund	62,571	141,168	64,077	—
Core Fixed Income Fund	—	—	18,816	12,066
Tax-Exempt Fixed Income Fund	26,492	53,717	66,988	24,630
Opportunistic Fixed Income Fund	189,540	100,926	77,167	72,788
Tactical ConstrainedSM Asset Allocation Fund	31,570	33,542	7,034	—

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

4.	Distribution Plan

Each Trust, on behalf of the Service Shares class of its Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided to facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. Prior to August 15, 2014 Capital Brokerage Corp. served as the principal underwriter and distributor for the Funds. Effective August 15, 2014 AssetMark BrokerageTM, LLC serves as the Funds principal underwriter and distributor.

5.	Service and Custody Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of
USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

Additionally, the Opportunistic Fixed Income Fund has entered into a Custody Agreement with the Bank of New York Mellon for certain custody services.

6.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

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September 30, 2014

As of September 30, 2014, the Funds (excluding the Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund and Altegris® Diversified Alternatives Allocation Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

During September 2008 the GuideMark Large Cap Growth Fund, GuideMark Large Cap Value Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund and GuideMark Core Fixed Income Fund, as well as two funds managed within the GPS Funds I that have since closed, had loaned securities that were collateralized by cash, and where a portion of that cash collateral was invested in 31,000,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to potential redemption of shares of the Primary Fund and before any redemption proceeds were paid, the Primary Fund’s net asset value per share dropped below $1.00 and the SEC granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the collateral account for these Funds has received periodic payments from the Primary Fund totaling $30,732,222. On September 23, 2014, these Funds received notice of a final payment to be made by the Reserve Primary Fund’s Primary Fund-in Liquidation that is expected to occur in December 2014. As of the date of this report, any amount to be received by these Funds is unknown and the Funds have not recorded any impact of this transaction.

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended September 30, 2014 are summarized below.

	Purchases	Sales
Large Cap Growth Fund	$69,761,815	$59,475,708
Large Cap Value Fund	29,554,380	34,784,926
Small/Mid Cap Core Fund	35,102,861	39,372,465
World ex-US Fund	108,561,235	117,060,937
Opportunistic Equity Fund	31,836,213	44,170,211
Global Real Return Fund	14,336,633	15,617,716
Core Fixed Income Fund*	229,312,194	249,883,329
Tax-Exempt Fixed Income Fund	14,954,193	9,434,575
Opportunistic Fixed Income Fund	31,160,193	38,522,495
Strategic Asset Allocation Fund	13,159,576	34,759,798
Tactical ConstrainedSM Asset Allocation Fund	31,343,814	48,342,670
Tactical UnconstrainedSM Asset Allocation Fund	477,533,996	356,309,427
Absolute Return Asset Allocation Fund	122,424,485	187,641,067
Multi-Asset Income Asset Allocation Fund	62,903,561	43,048,779
Fixed Income Allocation Fund	18,043,106	74,580,885
Altegris® Diversified Alternatives Allocation Fund	13,658,351	32,826,039

*	Included in these amounts were $91,846,711 of purchases and $93,214,961 of sales of U.S. Government Securities.

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September 30, 2014

8.	Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The GuidePathSM Funds had the following transactions during the period ended September 30, 2014, with affiliates:

	Share Activity				Period Ended September 30, 2014
Security Name	Balance March 31, 2014	Purchases	Sales	Balance September 30, 2014	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares
Strategic Asset Allocation Fund
Altegris® Macro Strategy Fund - Institutional Shares	352,945	30,245	34,450	348,740	$2,817,819	$—	$(27,557)
Altegris® Multi-Strategy Alternatives Fund - Institutional Shares	584,654	30,940	56,103	559,491	5,673,240	—	(1,132)
GuideMarkSM Global Real Return Fund - Institutional Shares	1,432,429	29,292	142,192	1,319,529	11,849,372	—	5,429
GuideMarkSM Large Cap Growth Fund - Institutional Shares	1,384,954	105,818	134,469	1,356,303	19,449,384	—	21,697
GuideMarkSM Large Cap Value Fund - Institutional Shares	1,864,665	37,366	254,712	1,647,319	19,718,406	—	457,484
GuideMarkSM Opportunistic Equity Fund - Institutional Shares	1,087,491	22,259	103,882	1,005,868	13,981,566	—	82,779
GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	1,318,004	202,821	132,954	1,387,871	23,038,658	—	3,928
GuideMarkSM World ex-US Fund - Institutional Shares	6,133,056	124,855	646,904	5,611,007	49,825,744	—	304,366
					$146,354,189	$—	$846,994
Tactical ConstrainedSM Asset Allocation Fund
GuideMarkSM Core Fixed Income Fund - Institutional Shares	1,752,287	460,805	579,335	1,633,757	$15,439,008	$160,661	$17,555
GuideMarkSM Large Cap Growth Fund - Institutional Shares	951,143	154,147	205,849	899,441	12,897,979	—	142,205
GuideMarkSM Large Cap Value Fund - Institutional Shares	1,137,975	121,436	185,668	1,073,743	12,852,699	—	261,219
GuideMarkSM Opportunistic Equity Fund - Institutional Shares	1,550,382	109,490	216,466	1,443,406	20,063,339	—	467,615
GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	1,125,032	294,551	242,970	1,176,613	11,542,577	318,227	17,379
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September 30, 2014

	Share Activity				Period Ended September 30, 2014
Security Name	Balance March 31, 2014	Purchases	Sales	Balance September 30, 2014	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares
Tactical ConstrainedSM Asset Allocation Fund (continued)
GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	902,101	61,380	298,022	665,459	$11,046,615	$—	$249,719
GuideMarkSM World ex-US Fund - Institutional Shares	4,465,174	357,760	805,147	4,017,787	35,677,945	—	699,917
					$119,520,162	$478,888	$1,855,609
Tactical UnconstrainedSM Asset Allocation Fund
GuideMarkSM Core Fixed Income Fund - Institutional Shares	1,005,157	112,259	407,751	709,665	$6,706,338	$65,029	$36,605
GuideMarkSM Large Cap Growth Fund - Institutional Shares	943,735	73,173	377,063	639,845	9,175,377	—	952,601
GuideMarkSM Large Cap Value Fund - Institutional Shares	1,831,514	141,015	708,096	1,264,433	15,135,266	—	2,104,768
GuideMarkSM Opportunistic Equity Fund - Institutional Shares	1,801,537	112,654	678,962	1,235,229	17,169,689	—	2,010,528
GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	2,002,358	207,987	774,887	1,435,458	14,081,839	420,456	66,156
GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	444,762	52,427	263,324	233,865	3,882,155	—	1,360,184
GuideMarkSM World ex-US Fund - Institutional Shares	3,316,549	699,617	1,196,357	2,819,809	25,039,901	—	140,634
					$91,190,565	$485,485	$6,671,476
Absolute Return Asset Allocation Fund
GuideMarkSM Core Fixed Income Fund - Institutional Shares	1,495,920	57,251	273,683	1,279,488	$12,091,162	$116,330	$12,138
GuideMarkSM Large Cap Value Fund - Institutional Shares	453,064	121,060	106,686	467,438	5,595,235	—	97,784
GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	690,445	22,686	712,831	300	2,939	144,434	415,663
GuideMarkSM World ex-US Fund - Institutional Shares	512,410	30,809	113,339	429,880	3,817,336	—	73,107
					$21,506,672	$260,764	$598,692
Multi-Asset Income Asset Allocation Fund
GuideMarkSM Core Fixed Income Fund - Institutional Shares	—	125,125	14,492	110,633	$1,045,486	$10,346	$(259)
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September 30, 2014

	Share Activity				Period Ended September 30, 2014
Security Name	Balance March 31, 2014	Purchases	Sales	Balance September 30, 2014	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares
Multi-Asset Income Asset Allocation Fund (continued)
GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	—	67,154	7,252	59,902	$587,641	$18,010	$(1,052)
GuideMarkSM World ex-US Fund - Institutional Shares	172,407	262,399	65,281	369,525	3,281,380	—	42,815
					$4,914,507	$28,356	$41,504
Fixed Income Allocation Fund
GuideMarkSM Core Fixed Income Fund - Institutional Shares	5,214,813	141,526	1,612,100	3,744,239	$35,383,062	$350,458	$(726,140)
GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	2,720,118	155,390	817,103	2,058,405	20,192,954	611,303	(7,528)
					$55,576,016	$961,761	$(733,668)
Altegris® Diversified Alternatives Allocation Fund
Altegris®/AACA Real Estate Long Short Fund - Institutional Shares	—	279,297	28,992	250,305	$2,863,494	$12,590	$24,007
Altegris® Equity Long Short Fund - Institutional Shares	5,052,277	963,071	699,983	5,315,365	57,884,327	—	171,561
Altegris® Fixed Income Long Short Fund - Institutional Shares	3,644,281	32,485	630,444	3,046,322	32,778,425	221,182	192,313
Altegris® Futures Evolution Strategy Fund - Institutional Shares	985,558	7,750	448,414	544,894	5,852,160	47,292	(500)
Altegris® Macro Strategy Fund - Institutional Shares	2,278,428	6,968	1,613,313	672,083	5,430,431	—	(2,559,623)
Altegris® Managed Futures Strategy Fund - Institutional Shares	710,954	2,327	101,878	611,403	5,667,706	—	(92,482)
					$110,476,543	$281,064	$(2,264,724)
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September 30, 2014

9.	Option Contracts Written

The premium amount and number of option contracts written during the period ended September 30, 2014 in the Opportunistic Fixed Income Fund, were as follows:

	Amount of Premiums	Number of Contracts	Notional Amount
Outstanding at 3/31/14	$—	—	—
Options written	66,770	966	—
Options expired	—	—	—
Options exercised	—	—	—
Options closed	(66,770)	(966)	—
Outstanding at 9/30/14	$—	—	—

10.	New Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

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September 30, 2014

11.	Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to foreign currency, Passive Foreign Investment Companies, Partnerships and paydown reclassifications. On the Statement of Assets and Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock
Large Cap Growth Fund	$—	$—	$—
Large Cap Value Fund	—	—	—
Small/Mid Cap Core Fund	201,411	(23,111)	(178,300)
World ex-US Fund	91,568	(91,568)	—
Opportunistic Equity Fund	(30,503)	30,503	—
Global Real Return Fund	14,122	890	(15,012)
Core Fixed Income Fund	6,937,848	(743,962)	(6,193,886)
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	1,665,024	(1,665,024)	—
Strategic Asset Allocation Fund	71,381	(71,381)	—
Tactical ConstrainedSM Asset Allocation Fund	(6,997)	6,997	—
Tactical UnconstrainedSM Asset Allocation Fund	(131,983)	131,983	—
Absolute Return Asset Allocation Fund	(30,330)	31,778	(1,448)
Multi-Asset Income Asset Allocation Fund	(64)	64	—
Fixed Income Allocation Fund	(230)	230	—
Altegris® Diversified Alternatives Allocation Fund	(20)	20	—
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September 30, 2014

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Indefinite carryovers must be used first, resulting in a greater likelihood that pre-enactment losses may expire. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses expiring:
				Indefinite*
	3/31/2017	3/31/2018	3/31/2019	Short Term	Long Term
Large Cap Growth Fund	$—	$39,442,053	$—	$—	$—
Large Cap Value Fund	1,580,658	146,948,668	—	—	—
Small/Mid Cap Core Fund	—	—	—	—	—
World ex-US Fund	63,053,726	139,582,037	—	1,071,408	4,218,522
Opportunistic Equity Fund	—	—	—	—	—
Global Real Return Fund	—	—	—	2,481,719	4,245,143
Core Fixed Income Fund	—	—	—	2,005,368	—
Tax-Exempt Fixed Income Fund	1,973,444	2,354,785	—	120,481	—
Opportunistic Fixed Income Fund	—	—	—	2,236,131	834,567
Strategic Asset Allocation Fund	—	—	—	—	—
Tactical ConstrainedSM Asset Allocation Fund	—	—	—	—	—
Tactical UnconstrainedSM Asset Allocation Fund	—	—	—	—	—
Absolute Return Asset Allocation Fund	—	—	—	5,378,126	994,929
Multi-Asset Income Asset Allocation Fund	—	—	—	—	—
Fixed Income Allocation Fund	—	—	—	1,521,565	643,019
Altegris® Diversified Alternatives Allocation Fund	—	—	—	—	89,500

*	The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses and their character is retained as short-term or long-term losses.

Additionally, at March 31, 2014, the Funds deferred on a tax basis post-October losses as follows:

	Ordinary Late Year Loss*	Capital Loss
Large Cap Growth Fund	$—	$—
Large Cap Value Fund	—	—
Small/Mid Cap Core Fund	88,635	—
World ex-US Fund	—	—
Opportunistic Equity Fund	—	—
Global Real Return Fund	130,898	1,455,299
Core Fixed Income Fund	—	—
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	—	112,648
Strategic Asset Allocation Fund	—	—
Tactical ConstrainedSM Asset Allocation Fund	—	—
Tactical UnconstrainedSM Asset Allocation Fund	—	—
Absolute Return Asset Allocation Fund	—	463,310
Multi-Asset Income Asset Allocation Fund	—	—
Fixed Income Allocation Fund	—	277,216
Altegris® Diversified Alternatives Allocation Fund	—	3,069,800
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September 30, 2014

The qualified late year ordinary loss is the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31st, and the ordinary losses attributable to the portion of the taxable year after December 31st, over the sum of the specified gains attributable to the portion of the taxable year after October 31st, and other ordinary income attributable to the portion of the taxable year after December 31st.

The tax components of distributions paid during the fiscal years ended March 31, 2014 and March 31, 2013 are as follows:

	Year Ended March 31, 2014
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Growth Fund	$407,732	$—	$—
Large Cap Value Fund	2,355,777	—	—
Small/Mid Cap Core Fund	—	23,111	—
World ex-US Fund	3,464,000	—	—
Opportunistic Equity Fund	692,277	6,381,694	—
Global Real Return Fund	601,351	—	15,012
Core Fixed Income Fund	5,638,679	1,135,333	6,193,886
Tax-Exempt Fixed Income Fund*	1,932,202	—	—
Opportunistic Fixed Income Fund	7,025,818	323,275	—
Strategic Asset Allocation Fund	3,262,576	3,206,215	—
Tactical ConstrainedSM Asset Allocation Fund	2,608,371	317,868	—
Tactical UnconstrainedSM Asset Allocation Fund	7,263,491	377,506	—
Absolute Return Asset Allocation Fund	9,127,398	—	—
Multi-Asset Income Asset Allocation Fund	3,768,827	14,033	—
Fixed Income Allocation Fund	3,801,218	396,609	—
Altegris® Diversified Alternatives Allocation Fund	4,140,786	—	—

*	Contains $1,880,729 of tax-exempt income for year ended 3/31/2014.
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September 30, 2014

	Year Ended March 31, 2013
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Growth Fund	$482,854	$—	$—
Large Cap Value Fund	2,814,237	—	—
Small/Mid Cap Core Fund	467,565	—	—
World ex-US Fund	2,085,558	—	—
Opportunistic Equity Fund	586,285	—	—
Global Real Return Fund	826,381	—	41,822
Core Fixed Income Fund	9,154,978	2,006,092	—
Tax-Exempt Fixed Income Fund*	2,255,871	—	—
Opportunistic Fixed Income Fund	9,847,199	—	—
Strategic Asset Allocation Fund	1,640,736	—	—
Tactical ConstrainedSM Asset Allocation Fund	2,351,814	—	—
Tactical UnconstrainedSM Asset Allocation Fund	3,618,847	—	—
Absolute Return Asset Allocation Fund	6,299,046	81,650	—
Multi-Asset Income Asset Allocation Fund	920,397	—	—
Fixed Income Allocation Fund	1,764,920	—	—
Altegris® Diversified Alternatives Allocation Fund	396,152	—	—

*	Contains $2,218,936 of tax-exempt income for year ended 3/31/2013.
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September 30, 2014

At March 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund
Cost of Investments	$138,264,657	$148,517,455	$80,602,753	$319,718,742	$112,176,880	$108,889,026
Gross Unrealized Appreciation	55,455,188	66,412,411	5,827,683	60,588,240	30,176,452	3,930,895
Gross Unrealized Depreciation	(2,393,663)	(3,085,494)	(2,333,741)	(10,614,919)	(1,968,567)	(6,244,079)
Net Unrealized Appreciation/(Depreciation)	53,061,525	63,326,917	3,493,942	49,973,321	28,207,885	(2,313,184)
Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	6,873	544,756	—	3,642,094	3,877,719	—
Undistributed Long-Term Cap Gains	—	—	3,877,650	—	8,991,216	—
Total Distributable Earnings	6,873	544,756	3,877,650	3,642,094	12,868,935	—
Other Accumulated Gains/(Losses)	(39,442,053)	(148,529,326)	(88,635)	(207,915,827)	(111,377)	(8,345,727)
Total Accumulated Earnings/(Losses)	13,626,345	(84,657,653)	7,282,957	(154,300,412)	40,965,443	(10,658,911)

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

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September 30, 2014

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund	Strategic Asset Allocation Fund	Tactical ConstrainedSM Asset Allocation Fund	Tactical UnconstrainedSM Asset Allocation Fund
Cost of Investments	$335,865,551	$59,384,592	$209,181,468	$273,158,151	$184,479,554	$319,147,833
Gross Unrealized Appreciation	6,154,709	3,501,558	8,192,162	59,353,454	38,813,715	43,576,246
Gross Unrealized Depreciation	(3,849,865)	(324,560)	(8,093,627)	(2,977,389)	(2,690,548)	(3,592,381)
Net Unrealized Appreciation/(Depreciation)	2,304,844	3,176,998	98,535	56,376,065	36,123,167	39,983,865
Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	—	58,795	1,611,143	367,001	46,260	—
Undistributed Long-Term Cap Gains	—	—	—	722,308	5,823,959	6,171,642
Total Distributable Earnings	—	58,795	1,611,143	1,089,309	5,870,219	6,171,642
Other Accumulated Gains/(Losses)	(2,007,310)	(4,448,710)	(3,786,399)	(28,587)	(28,587)	(28,587)
Total Accumulated Earnings/(Losses)	297,534	(1,212,917)	(2,076,721)	57,436,787	41,964,799	46,126,920

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

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September 30, 2014

	Absolute Return Asset Allocation Fund	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Diversified Alternatives Allocation Fund
Cost of Investments	538,697,463	144,250,415	251,723,740	128,329,138
Gross Unrealized Appreciation	10,318,094	5,911,442	1,131,761	5,347,307
Gross Unrealized Depreciation	(5,072,337)	(1,348,624)	(7,339,307)	(4,169,640)
Net Unrealized Appreciation/(Depreciation)	5,245,757	4,562,818	(6,207,546)	1,177,667
Undistributed Tax-Exempt Ordinary Income	—	—	—	—
Undistributed Ordinary Income	1,211,877	430,235	221,674	25,117
Undistributed Long-Term Cap Gains	—	306,491	—	—
Total Distributable Earnings	1,211,877	736,726	221,674	25,117
Other Accumulated Gains/(Losses)	(6,864,952)	—	(2,441,800)	(3,159,300)
Total Accumulated Earnings/(Losses)	(407,318)	5,299,544	(8,427,672)	(1,956,516)

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

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Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)
The Funds designated the following percentages of dividends during the fiscal year 2014 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income
Large Cap Growth Fund	100.00%	100.00%
Large Cap Value Fund	100.00%	100.00%
Small/Mid Cap Core Fund	0.00%	0.00%
World ex-US Fund	0.00%	100.00%
Opportunistic Equity Fund	100.00%	100.00%
Global Real Return Fund	35.88%	100.00%
Core Fixed Income Fund	0.00%	0.00%
Tax-Exempt Fixed Income Fund	0.00%	0.00%
Opportunistic Fixed Income Fund	4.74%	3.62%
Strategic Asset Allocation Fund	29.70%	85.41%
Tactical ConstrainedSM Asset Allocation Fund	74.87%	95.02%
Tactical UnconstrainedSM Asset Allocation Fund	25.33%	40.08%
Absolute Return Asset Allocation Fund	6.97%	12.80%
Multi-Asset Income Asset Allocation Fund	6.21%	31.43%
Fixed Income Allocation Fund	1.10%	0.96%
Altegris® Diversified Alternatives Allocation Fund	0.72%	0.60%

2.	Foreign Tax Credit Pass Through (Unaudited)
Pursuant to Section 853 of the Internal Revenue Code, the GuideMarkSM World ex-US Fund designates the following amount as foreign taxes paid for the year ended March 31, 2014. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.
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	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
World ex-US Fund	$659,347	$0.0159	99.40%
Strategic Asset Allocation Fund	85,846	0.0034	2.91%
Tactical ConstrainedSM Asset Allocation Fund	88,591	0.0051	5.37%
Tactical UnconstrainedSM Asset Allocation Fund	32,654	0.0009	0.59%
Absolute Return Asset Allocation Fund	8,275	0.0002	0.12%
Multi-Asset Income Asset Allocation Fund	3,137	0.0003	0.10%

*	The Fund listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.
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3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
GPS Funds I and GPS Funds II Independent Trustees

David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II).	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	16	Director, New England Bancorp (2006-present); Trustee, Genworth Variable Insurance Trust (“GVIT”) (2008-2012); Director, Hospice and Palliative Care of Cape Cod (2006-2011).

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II).	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005)	16	Trustee, GVIT (2008-2012)

Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2007 for GPS Funds I and since 2013 for GPS Funds II).	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	16	Director, Owens Realty Mortgage Inc. (2013-present); Director, Cambria ETF Series Trust (2013-present) Director, Sitoa Global Inc. (2011-2013); Director, Wells Fargo ASGI Hedge Funds (closed-end hedge funds) (2008-present); Director/Chairman, Pacific Metrics Corp. (educational services) (2005-2014); Director, Merriman Holdings, Inc. (financial services) (2003-present); Director, Grail Advisors ETF Trust (2009-2011); Director, Varian Semiconductor Equipment Associates, Inc. (2004-2011); Director, North Bay Bancorp (2006-2007).
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Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
Interested Trustee

Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Interested Trustee and Chairman President	Indefinite Term since 2014 Renewed 1-Year Term since 2007	President, GPS Funds I (2007-present) and GPS Funds II (2011-present); President, Savos Investments Trust (“Savos”) (2008-present); and President, GVIT (2008-2012); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark Brokerage, LLC (2013-present).	17	Trustee, Savos Investments Trust(2014-present); Chairman, AssetMark Trust Co. (2008- present); Director, Lamorinda Soccer Club (2011-2013)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers of the Trusts**

John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since January 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2013-present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012-January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Treasurer	Renewed 1-Year Term since 2014	Treasurer, GPS Funds I, GPS Funds II, and Savos (May 2014-present); Manager of Fund Administration, AssetMark (May 2014-present); Senior Fund Administration Officer, AssetMark (2008-May 2014).

Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Deputy Chief Compliance Officer Secretary	Renewed 1-Year Term Since 2009 Renewed 1-Year Term since 2014	Secretary, GPS Funds I (2006-2013 and May 2014-present), GPS Funds II (2011-2013 and May 2014-present), Savos (2009-2010 and May 2014-present) and GVIT (2008-2010); Director of Compliance (June 2014-present); Deputy Chief Compliance Officer, GPS Funds I (2009-present), GPS Funds II (2011-present) and GVIT (2009-2012); Senior Compliance Officer, AssetMark (2005-2009).

*	Ms. Hansen is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because she is an officer of AssetMark or certain of its affiliates.
**	Each Officer of the Trust serves at the pleasure of the Board.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent

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September 30, 2014

12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, D.C. 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

6.	Statement Regarding the Basis for Approval of Investment Sub-Advisory Agreements (Unaudited)

GPS FUNDS I: Consideration and Approval of a New Sub-Advisory Agreement for the GuideMarkSM Opportunistic Equity Fund with River Road

At the meeting of the Board of Trustees held on June 3, 2014, the Board approved a new sub-advisory agreement (the “New River Road Sub-Advisory Agreement”) between River Road Asset Management, LLC (“River Road”) and AssetMark, on behalf of the GuideMarkSM Opportunistic Equity Fund.

The GuideMarkSM Opportunistic Equity Fund is managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Fund’s portfolio. Under this structure, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year and, under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The Board — including a majority of the independent Trustees — determined to approve the New River Road Sub-Advisory Agreement. The material factors considered and the conclusions that formed the basis of the Board’s approval of the agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. In preparation for their meeting, the Trustees requested, received, and reviewed information relevant to their consideration of the New River Road Sub-Advisory Agreement. The Trustees also received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. In deciding to approve the agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

Materials Reviewed and the Review Process

In considering the New River Road Sub-Advisory Agreement, the Trustees considered various materials, including updated information from various materials that were first provided to the Board at its regular quarterly meeting held on December 18, 2012 (the “December Meeting”), including: (1) a copy of the proposed form of sub-advisory agreement between River Road and AssetMark, on behalf of the Fund; (2) River Road’s responses to AssetMark’s due diligence questionnaire, including information on River Road’s investment process; (3) River Road’s Form ADV disclosures; (4) a description of AssetMark’s recommendation process with respect to the continued use of River Road following its acquisition by Affiliated Managers Group, Inc. (“AMG”) and the reasons for such recommendation; (5) information describing the nature, quality and extent of services that River Road would continue to provide to the Fund, and the proposed sub-advisory fee payable to River Road; (6) information concerning River Road’s business and operations, investment team, compliance program and internal procedures, including biographical information for the investment professionals that would be responsible for
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September 30, 2014

the day-to-day management of River Road’s allocated portion of the Fund’s portfolio; and (7) information regarding the financial condition of River Road.

The Trustees also considered the recommendations of AssetMark with respect to continued use of River Road and the methods and resources AssetMark utilizes in its efforts to identify and engage sub-advisors for the Funds.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included a detailed memorandum that described the Trustees’ legal duties and obligations in considering the River Road Sub-Advisory Agreement. The Trustees discussed the approval of the River Road Sub-Advisory Agreement before and during the course of their meeting in executive sessions with independent counsel at which no representatives of AssetMark or River Road were present.

Factors Considered

In considering the River Road Sub-Advisory Agreement, the Trustees considered the following factors, to the extent they were applicable: (1) the nature, quality and extent of the services which would continue to be provided by River Road; (2) the investment performance of River Road; (3) the costs of the services to be provided and profits to be realized by River Road and its affiliates from the relationship with the Fund, including any “fall-out” benefits; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect those economies of scale for the benefit of Fund investors.

The independent Trustees relied upon the advice of independent counsel and their own business judgment in determining the material factors to be considered in evaluating the New River Road Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New River Road Sub-Advisory Agreement.

Nature, Quality and Extent of Services and Investment Performance

The Trustees considered their analysis at the December Meeting of the nature, quality and extent of the services which would continue to be provided by River Road to the Fund and the expected impact, if any, of the change of ownership on River Road’s operations and investment process. The Trustees also recalled their discussion of the qualifications, experience, and track record of the River Road portfolio management team who are responsible for day-to-day management of River Road’s allocated portion the Fund’s portfolio and noted that the acquisition of River Road by AMG is not expected to result in any change to such team. The Trustees considered River Road’s specific investment approach and level of expertise within its particular asset class.

The Trustees recalled their consideration at the December Meeting of River Road’s historical performance record with respect to pooled investment products similar to the Fund. The Trustees also compared this historical performance to a relevant benchmark and concluded that the historical performance record for River Road, viewed together with the other factors considered by the Trustees, supported a decision to approve the New River Road Sub-Advisory Agreement.

Sub-Advisory Fees

The Trustees considered their analysis at the December Meeting of the services which would continue to be rendered by River Road and the compensation to be paid to River Road by AssetMark. The Trustees considered their review at the December Meeting of comparisons of the fees to be paid to River Road by AssetMark with the fees charged by River Road to its other clients. They considered the fees to be charged to the Fund by River Road compared to the fees charged to other comparable funds sub-advised by River Road and found the explanation for the difference in fees, if any, to be reasonable in light of the circumstances.
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The Trustees considered that the sub-advisory fees would continue to be paid by AssetMark to River Road and would not be additional fees borne by the Fund. The Trustees concluded that, in light of the quality and extent of the services to be provided, the fees which would continue to be paid to River Road are reasonable.

The Trustees also considered any “fall-out” or ancillary benefits (e.g., the use of soft dollars) that River Road or its affiliates may potentially receive as a result of its relationship with the Fund. The Trustees concluded that the benefits that might accrue to River Road or its affiliates were reasonable.

Profitability and Economies of Scale

The Trustees did not consider the profitability of River Road to be a material factor based on representations from AssetMark that it negotiated the sub-advisory fees with River Road on an arm’s-length basis.

The Trustees concluded that it was appropriate to revisit the potential for economies of scale in connection with future annual reviews of the New River Road Sub-Advisory Agreement.

Conclusion

After consideration of the foregoing factors and such other matters as were deemed relevant – including the Board’s deliberations at the December Meeting – and with no single factor identified as being determinative, the Trustees concluded to approve the New River Road Sub-Advisory Agreement.

GPS FUNDS I: Consideration and Approval of a New Sub-Advisory Agreement for the GuideMarkSM Tax-Exempt Fixed Income Fund with Nuveen

At the meeting of the Board of Trustees held on September 3, 2014, the Board approved a new sub-advisory agreement (the “New Nuveen Sub-Advisory Agreement”) between Nuveen Asset Management (“Nuveen”) and AssetMark, on behalf of the GuideMarkSM Tax-Exempt Fixed Income Fund.

The GuideMarkSM Tax-Exempt Fixed Income Fund is managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Fund’s portfolio. Under this structure, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year and, under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The Board — including a majority of the independent Trustees — determined to approve the New Nuveen Sub-Advisory Agreement. The material factors considered and the conclusions that formed the basis of the Board’s approval of the agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. In preparation for their meeting, the Trustees requested, received, and reviewed information relevant to their consideration of the New Nuveen Sub-Advisory Agreement. The Trustees also received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. In deciding to approve the agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

Materials Reviewed and the Review Process

In considering the New Nuveen Sub-Advisory Agreement, the Trustees considered various materials, including updated information from materials that were first provided to the Board at its regular quarterly meeting on March 5, 2013 and again at a special meeting of the Board on April 19, 2013, including: (1) a copy of the proposed form of the New Nuveen Sub-Advisory agreement between Nuveen and AssetMark, on behalf of the Fund; (2) Nuveen’s updated responses to AssetMark’s
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due diligence questionnaire, including information on Nuveen’s investment process; (3) Nuveen’s Form ADV disclosures; (4) AssetMark’s recommendation process with respect to the continued use of Nuveen following its acquisition by TIAA-CREF, and the reasons for such recommendation; (5) information describing the nature, quality and extent of services that Nuveen would continue to provide to the Fund, and the proposed sub-advisory fee payable to Nuveen; (6) information concerning Nuveen’s business and operations, investment team, compliance program and internal procedures, including biographical information for the investment professionals that would continue to be responsible for the day-to-day management of Nuveen’s allocated portion of the Fund’s portfolio; and (7) information regarding the financial condition of Nuveen.

The Trustees also considered the recommendations of AssetMark with respect to continued use of Nuveen and the methods and resources AssetMark utilizes in its efforts to identify and engage sub-advisors for the Funds.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included a detailed memorandum that described the Trustees’ legal duties and obligations in considering the New Nuveen Sub-Advisory Agreement. The Trustees discussed the approval of the New Nuveen Sub-Advisory Agreement before and during the course of their meeting in executive sessions with independent counsel at which no representatives of AssetMark or Nuveen were present.

Factors Considered

In considering the New Nuveen Sub-Advisory Agreement, the Trustees considered the following factors, to the extent they were applicable: (1) the nature, quality and extent of the services which would continue to be provided by Nuveen; (2) the investment performance of Nuveen in managing its allocated portion of the Fund; (3) the costs of the services to be provided and profits to be realized by Nuveen and its affiliates from the relationship with the Fund, including any “fall-out” benefits; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect those economies of scale for the benefit of Fund investors.

The independent Trustees relied upon the advice of independent counsel and their own business judgment in determining the material factors to be considered in evaluating the New Nuveen Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Nuveen Sub-Advisory Agreement.

Nature, Quality and Extent of Services and Investment Performance

The Trustees considered the nature, quality and extent of the services which would continue to be provided by Nuveen to the Fund and the expected impact, if any, of the change of ownership on Nuveen’s operations and investment process. The Trustees also considered the qualifications, experience, and track record of the Nuveen portfolio management team who are responsible for day-to-day management of Nuveen’s allocated portion the Fund’s portfolio and noted that the acquisition of Nuveen by TIAA-CREF is not expected to result in any change to such team. The Trustees considered Nuveen’s specific investment approach and level of expertise within its particular asset class.

The Trustees concluded that the historical performance record for Nuveen, viewed together with the other factors considered by the Trustees, supported a decision to approve the New Nuveen Sub-Advisory Agreement.
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Sub-Advisory Fees

The Trustees considered the services which would continue to be rendered by Nuveen and the compensation to be paid to Nuveen by AssetMark. The Trustees considered comparisons of the fees to be paid to Nuveen by AssetMark with the fees charged by Nuveen to other clients, including other comparable funds sub-advised by Nuveen, and found the explanation for the difference in fees, if any, to be reasonable in light of the circumstances. The Trustees considered that the sub-advisory fees would continue to be paid by AssetMark to Nuveen and would not be additional fees borne by the Fund. The Trustees concluded that, in light of the quality and extent of the services to be provided, the fees which would continue to be paid to Nuveen are reasonable.

The Trustees also considered the representations from Nuveen that neither it nor its subsidiaries have received any “fallout” or ancillary benefits (e.g., the use of soft dollars) as a result of its relationship with the Fund, and any “fall-out” or ancillary benefits that Nuveen or its affiliates may potentially receive as a result of its relationship with the Fund. The Trustees concluded that the benefits that might accrue to Nuveen or its affiliates were reasonable.

Profitability and Economies of Scale

Trustees did not consider the profitability of the Nuveen to be a material factor based on representations from AssetMark that it negotiated the sub-advisory fees with the Nuveen on an arm’s-length basis.

The Trustees concluded that it was appropriate to revisit the potential for economies of scale in connection with future annual reviews of the New Nuveen Sub-Advisory Agreement.

Conclusion

After consideration of the foregoing factors and such other matters as were deemed relevant and with no single factor identified as being determinative, the Trustees concluded to approve the New Nuveen Sub-Advisory Agreement.
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GuidePathSM Funds

GuideMarkSM Funds & GuidePathSM Funds

GuideMarkSM Large Cap Growth Fund
GuideMarkSM Large Cap Value Fund
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM World ex-US Fund
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Global Real Return Fund
GuideMarkSM Core Fixed Income Fund
GuideMarkSM Tax-Exempt Fixed Income Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund
GuidePathSM Multi-Asset Income Asset Allocation Fund
GuidePathSM Fixed Income Allocation Fund
GuidePathSM Altegris® Diversified Alternatives Allocation Fund

Investment Advisor
AssetMark, Inc.
1655 Grant Street, 10th Floor
Concord, CA 94520

Legal Counsel
Stradley Ronon Stevens & Young, LLP		This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians
U.S. Bank, N.A.	BNY Mellon Asset Servicing
1555 North RiverCenter Drive, Suite 302	One Wall Street
Milwaukee, WI 53212	New York, NY 10286

Distributor AssetMark BrokerageTM, LLC	Semi-Annual Report
1655 Grant Street, 10th Floor	September 30, 2014
Concord, CA 94520

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90
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days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	12/03/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	12/03/2014

By (Signature and Title)	/s/ Patrick R. Young
Patrick R Young, Principal Financial Officer/Treasurer

Date	12/03/2014
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